UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.4%
COMMON STOCKS — 48.8%
Aerospace & Defense — 1.1%
Arconic, Inc.	25,080	$660,607
Boeing Co. (The)	33,250	5,880,595
General Dynamics Corp.	16,600	3,107,520
L-3 Technologies, Inc.	4,800	793,392
Lockheed Martin Corp.	14,600	3,906,960
Northrop Grumman Corp.	10,162	2,416,930
Raytheon Co.	17,100	2,607,750
Rockwell Collins, Inc.	7,600	738,416
Singapore Technologies Engineering Ltd. (Singapore)	36,300	96,788
Textron, Inc.	16,000	761,440
Thales SA (France)	379	36,610
TransDigm Group, Inc.(a)	3,100	682,496
United Technologies Corp.	43,700	4,903,577

		26,593,081

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	8,500	656,965
Deutsche Post AG (Germany)	3,434	117,524
Expeditors International of Washington, Inc.(a)	11,000	621,390
FedEx Corp.	14,350	2,800,402
United Parcel Service, Inc. (Class B Stock)	40,200	4,313,460

		8,509,741

Airlines — 0.3%
Alaska Air Group, Inc.	7,400	682,428
American Airlines Group, Inc.(a)	29,400	1,243,620
Delta Air Lines, Inc.	42,600	1,957,896
Deutsche Lufthansa AG (Germany)	11,224	182,086
International Consolidated Airlines Group SA (United Kingdom)	3,186	21,045
Singapore Airlines Ltd. (Singapore)	9,300	66,945
Southwest Airlines Co.	35,800	1,924,608
United Continental Holdings, Inc.*	16,700	1,179,688

		7,258,316

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	3,600	177,308
BorgWarner, Inc.(a)	11,800	493,122
Cie Generale des Etablissements Michelin (France)	543	65,984
Delphi Automotive PLC	15,700	1,263,693
GKN PLC (United Kingdom)	6,082	27,702
Goodyear Tire & Rubber Co. (The)	14,900	536,400
Koito Manufacturing Co. Ltd. (Japan)	4,800	250,169
Sumitomo Electric Industries Ltd. (Japan)	2,700	44,883
Valeo SA (France)	495	32,928

		2,892,189

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	278	25,365
Daimler AG (Germany)	1,961	144,721
Ferrari NV (Italy)	218	16,248
Fiat Chrysler Automobiles NV (United Kingdom)*	3,504	38,283
Ford Motor Co.	227,185	2,644,433
General Motors Co.	79,400	2,807,584
Harley-Davidson, Inc.(a)	10,100	611,050
Honda Motor Co. Ltd. (Japan)	5,800	175,096
Mitsubishi Motors Corp. (Japan)	47,400	284,342
Nissan Motor Co. Ltd. (Japan)	8,600	82,925

Peugeot SA (France)*	974	19,575
Suzuki Motor Corp. (Japan)	8,100	336,423
Toyota Motor Corp. (Japan)	8,600	466,790
Volkswagen AG (Germany)	123	18,377

		7,671,212

Banks — 3.3%
Aozora Bank Ltd. (Japan)	2,000	7,383
Australia & New Zealand Banking Group Ltd. (Australia)	10,315	250,455
Banco Santander SA (Spain)	3,911	23,941
Bank Hapoalim BM (Israel)	2,176	13,261
Bank of America Corp.	585,621	13,814,799
BB&T Corp.	47,100	2,105,370
Bendigo & Adelaide Bank Ltd. (Australia)	4,701	43,554
BNP Paribas SA (France)	4,997	332,522
BOC Hong Kong Holdings Ltd. (China)	80,000	326,986
Citigroup, Inc.	161,385	9,654,051
Citizens Financial Group, Inc.	29,600	1,022,680
Comerica, Inc.	10,200	699,516
Commonwealth Bank of Australia (Australia)	10,256	672,538
Credit Agricole SA (France)	26,830	362,653
Danske Bank A/S (Denmark)	10,319	351,836
Fifth Third Bancorp	43,021	1,092,733
HSBC Holdings PLC (United Kingdom)	71,230	581,011
Huntington Bancshares, Inc.	61,236	819,950
ING Groep NV (Netherlands)	32,581	492,114
Intesa Sanpaolo SpA, RSP (Italy)	1,867	4,749
JPMorgan Chase & Co.	208,045	18,274,673
KBC Groep NV (Belgium)	4,171	276,509
KeyCorp.	62,400	1,109,472
Lloyds Banking Group PLC (United Kingdom)	315,214	262,157
M&T Bank Corp.(a)	9,000	1,392,570
Mediobanca SpA (Italy)	7,358	66,342
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,600	98,267
Mizrahi Tefahot Bank Ltd. (Israel)	17,010	288,314
Mizuho Financial Group, Inc. (Japan)	85,500	156,942
National Australia Bank Ltd. (Australia)	5,302	135,002
Natixis SA (France)	52,765	324,831
Nordea Bank AB (Sweden)	6,069	69,240
People’s United Financial, Inc.	16,500	300,300
PNC Financial Services Group, Inc. (The)	28,333	3,406,760
Regions Financial Corp.	67,703	983,725
Resona Holdings, Inc. (Japan)	7,900	42,469
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	5,381	59,794
Societe Generale SA (France)	6,447	326,640
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,700	98,277
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	700	24,256
SunTrust Banks, Inc.	28,600	1,581,580
Swedbank AB (Sweden) (Class A Stock)(a)	4,691	108,542
U.S. Bancorp	92,685	4,773,278
Wells Fargo & Co.	262,964	14,636,576
Westpac Banking Corp. (Australia)	11,291	301,835
Zions Bancorporation(a)	11,550	485,100

		82,255,553

Beverages — 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	255	27,942
Asahi Group Holdings Ltd. (Japan)	600	22,719
Brown-Forman Corp. (Class B Stock)	10,200	471,036
Coca-Cola Amatil Ltd. (Australia)	20,856	172,428

Coca-Cola Co. (The)	225,001	9,549,042
Coca-Cola European Partners PLC (United Kingdom)	850	31,749
Coca-Cola HBC AG (Switzerland)*	1,368	35,316
Constellation Brands, Inc. (Class A Stock)	10,100	1,636,907
Diageo PLC (United Kingdom)	10,771	308,429
Dr. Pepper Snapple Group, Inc.	10,700	1,047,744
Kirin Holdings Co. Ltd. (Japan)	2,900	54,857
Molson Coors Brewing Co. (Class B Stock)	10,800	1,033,668
Monster Beverage Corp.*	23,400	1,080,378
PepsiCo, Inc.	83,107	9,296,349
Pernod Ricard SA (France)	753	89,021
Treasury Wine Estates Ltd. (Australia)	2,592	24,214

		24,881,799

Biotechnology — 1.3%
AbbVie, Inc.	92,800	6,046,848
Alexion Pharmaceuticals, Inc.*	13,100	1,588,244
Amgen, Inc.	42,937	7,044,674
Biogen, Inc.*	12,660	3,461,497
Celgene Corp.*	45,300	5,636,679
CSL Ltd. (Australia)	1,573	150,608
Gilead Sciences, Inc.	76,100	5,168,712
Incyte Corp.*	10,300	1,376,801
Regeneron Pharmaceuticals, Inc.*	4,440	1,720,544
Vertex Pharmaceuticals, Inc.*	14,500	1,585,575

		33,780,182

Building Products — 0.2%
Allegion PLC	5,733	433,988
Asahi Glass Co. Ltd. (Japan)	4,000	32,454
Cie de Saint-Gobain (France)	865	44,380
Daikin Industries Ltd. (Japan)	800	80,671
Fortune Brands Home & Security, Inc.	8,800	535,480
Johnson Controls International PLC	54,622	2,300,679
Masco Corp.	18,400	625,416

		4,053,068

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	1,967	18,468
Affiliated Managers Group, Inc.	3,500	573,790
Ameriprise Financial, Inc.	9,020	1,169,714
ASX Ltd. (Australia)	541	20,864
Bank of New York Mellon Corp. (The)	60,458	2,855,431
BlackRock, Inc.	7,100	2,722,921
CBOE Holdings, Inc.	4,900	397,243
Charles Schwab Corp. (The)	70,750	2,887,308
CME Group, Inc.	19,800	2,352,240
E*TRADE Financial Corp.*	16,120	562,427
Franklin Resources, Inc.	20,100	847,014
Goldman Sachs Group, Inc. (The)	21,600	4,961,952
Hargreaves Lansdown PLC (United Kingdom)	9,833	160,171
Intercontinental Exchange, Inc.	34,655	2,074,795
Invesco Ltd.	24,200	741,246
London Stock Exchange Group PLC (United Kingdom)	1,127	44,837
Macquarie Group Ltd. (Australia)	761	52,430
Moody’s Corp.	9,700	1,086,788
Morgan Stanley	83,680	3,584,851
Nasdaq, Inc.	6,900	479,205
Northern Trust Corp.	12,400	1,073,592
Partners Group Holding AG (Switzerland)	339	182,183

Raymond James Financial, Inc.	6,900	526,194
S&P Global, Inc.	15,100	1,974,174
SBI Holdings, Inc. (Japan)	300	4,192
Schroders PLC (United Kingdom)	595	22,581
State Street Corp.	20,900	1,663,849
T. Rowe Price Group, Inc.	14,200	967,730
UBS Group AG (Switzerland)	7,305	116,768

		34,124,958

Chemicals — 1.1%
Air Products & Chemicals, Inc.	12,700	1,718,183
Albemarle Corp.	6,800	718,352
Asahi Kasei Corp. (Japan)	4,000	38,866
BASF SE (Germany)	3,747	371,005
CF Industries Holdings, Inc.	13,400	393,290
Covestro AG (Germany), RegS, 144A	945	72,802
Dow Chemical Co. (The)	65,031	4,132,070
E.I. du Pont de Nemours & Co.	50,320	4,042,206
Eastman Chemical Co.	8,600	694,880
Ecolab, Inc.	15,300	1,917,702
EMS-Chemie Holding AG (Switzerland)	506	294,688
FMC Corp.	8,200	570,638
Hitachi Chemical Co. Ltd. (Japan)	400	11,111
International Flavors & Fragrances, Inc.	4,600	609,638
JSR Corp. (Japan)	400	6,768
K+S AG (Germany)	3,874	90,048
Kuraray Co. Ltd. (Japan)	1,300	19,776
LyondellBasell Industries NV (Class A Stock)	19,200	1,750,848
Mitsubishi Chemical Holdings Corp. (Japan)	41,600	322,980
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,200	129,136
Mitsui Chemicals, Inc. (Japan)	24,000	118,902
Monsanto Co.	25,594	2,897,241
Mosaic Co. (The)	20,500	598,190
PPG Industries, Inc.	15,000	1,576,200
Praxair, Inc.	16,600	1,968,760
Sherwin-Williams Co. (The)	4,900	1,519,931
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	121,687
Sumitomo Chemical Co. Ltd. (Japan)	6,000	33,607
Teijin Ltd. (Japan)	14,900	281,348
Yara International ASA (Norway)	4,830	186,041

		27,206,894

Commercial Services & Supplies — 0.1%
Cintas Corp.	4,800	607,392
ISS A/S (Denmark)	6,387	241,459
Republic Services, Inc.	13,465	845,737
Secom Co. Ltd. (Japan)	400	28,743
Stericycle, Inc.*	4,900	406,161
Waste Management, Inc.	23,542	1,716,682

		3,846,174

Communications Equipment — 0.5%
Cisco Systems, Inc.	291,600	9,856,080
F5 Networks, Inc.*	4,100	584,537
Harris Corp.	7,300	812,271
Juniper Networks, Inc.	22,300	620,609
Motorola Solutions, Inc.	9,589	826,764

		12,700,261

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	685	23,285
Fluor Corp.	7,800	410,436
Jacobs Engineering Group, Inc.	7,700	425,656
Kajima Corp. (Japan)	22,000	143,903
Obayashi Corp. (Japan)	31,200	292,556
Quanta Services, Inc.*	8,400	311,724
Shimizu Corp. (Japan)	2,000	17,960
Skanska AB (Sweden) (Class B Stock)	4,631	108,992
Taisei Corp. (Japan)	16,000	117,010
Vinci SA (France)	1,813	143,969

		1,995,491

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	328	30,717
Martin Marietta Materials, Inc.	3,700	807,525
Vulcan Materials Co.	8,100	975,888

		1,814,130

Consumer Finance — 0.4%
American Express Co.	44,100	3,488,751
Capital One Financial Corp.	28,061	2,431,766
Discover Financial Services	22,440	1,534,672
Navient Corp.	16,700	246,492
Synchrony Financial	44,872	1,539,109

		9,240,790

Containers & Packaging — 0.1%
Avery Dennison Corp.	5,400	435,240
Ball Corp.	10,500	779,730
International Paper Co.	23,973	1,217,349
Sealed Air Corp.	10,800	470,664
WestRock Co.	14,544	756,724

		3,659,707

Distributors — 0.1%
Genuine Parts Co.	9,000	831,690
LKQ Corp.*	18,300	535,641

		1,367,331

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	11,600	269,700

Diversified Financial Services — 0.8%
AMP Ltd. (Australia)	5,330	21,086
Berkshire Hathaway, Inc. (Class B Stock)*	110,600	18,434,808
Challenger Ltd. (Australia)	5,328	51,066
Investor AB (Sweden) (Class B Stock)	1,403	58,992
Leucadia National Corp.	18,600	483,600
ORIX Corp. (Japan)	22,400	332,473

		19,382,025

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	357,638	14,859,859
CenturyLink, Inc.(a)	31,036	731,518
Deutsche Telekom AG (Germany)	17,794	311,799
HKT Trust & HKT Ltd. (Hong Kong)	4,000	5,158
Level 3 Communications, Inc.*	16,900	967,018
Nippon Telegraph & Telephone Corp. (Japan)	9,000	384,780
Orange SA (France)	3,659	56,808
Telecom Italia SpA (Italy)*	314,093	282,743

Telecom Italia SpA, RSP (Italy)	415,282	303,191
Telefonica SA (Spain)	8,048	90,084
Verizon Communications, Inc.	237,376	11,572,080

		29,565,038

Electric Utilities — 1.0%
Alliant Energy Corp.	13,700	542,657
American Electric Power Co., Inc.	28,660	1,923,946
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	15,706
Chubu Electric Power Co., Inc. (Japan)	2,400	32,239
CLP Holdings Ltd. (Hong Kong)	7,000	73,279
Duke Energy Corp.	40,761	3,342,810
Edison International	19,000	1,512,590
EDP-Energias de Portugal SA (Portugal)	30,232	102,220
Endesa SA (Spain)	1,021	23,963
Enel SpA (Italy)	90,399	425,371
Entergy Corp.	10,500	797,580
Eversource Energy	18,500	1,087,430
Exelon Corp.	53,913	1,939,790
FirstEnergy Corp.	25,806	821,147
Iberdrola SA (Spain)	39,377	281,345
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	33,223
Kyushu Electric Power Co., Inc. (Japan)	15,600	166,702
NextEra Energy, Inc.	27,300	3,504,501
PG&E Corp.	29,500	1,957,620
Pinnacle West Capital Corp.	6,700	558,646
PPL Corp.	39,300	1,469,427
Red Electrica Corp. SA (Spain)	1,526	29,260
Southern Co. (The)	57,700	2,872,306
SSE PLC (United Kingdom)	3,600	66,532
Terna Rete Elettrica Nazionale SpA (Italy)	5,273	26,141
Tohoku Electric Power Co., Inc. (Japan)	1,700	23,092
Xcel Energy, Inc.	29,510	1,311,719

		24,941,242

Electrical Equipment — 0.3%
Acuity Brands, Inc.(a)	2,600	530,400
AMETEK, Inc.	13,900	751,712
Eaton Corp. PLC(a)	26,237	1,945,474
Emerson Electric Co.	37,600	2,250,736
Mitsubishi Electric Corp. (Japan)	3,800	54,751
Nidec Corp. (Japan)	500	47,752
Rockwell Automation, Inc.	7,500	1,167,825
Vestas Wind Systems A/S (Denmark)	4,449	361,883

		7,110,533

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	17,900	1,273,943
Corning, Inc.	54,000	1,458,000
FLIR Systems, Inc.	8,100	293,868
Hexagon AB (Sweden) (Class B Stock)	918	36,844
Hitachi High-Technologies Corp. (Japan)	4,600	187,908
Hitachi Ltd. (Japan)	65,000	352,934
Keyence Corp. (Japan)	300	120,352
Kyocera Corp. (Japan)	4,800	268,163
TDK Corp. (Japan)	1,000	63,495
TE Connectivity Ltd.	20,700	1,543,185

		5,598,692

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	24,798	1,483,416
Halliburton Co.	50,500	2,485,105
Helmerich & Payne, Inc.(a)	6,700	446,019
National Oilwell Varco, Inc.(a)	22,800	914,052
Schlumberger Ltd.	81,224	6,343,595
TechnipFMC PLC (United Kingdom)*	26,700	867,750
Transocean Ltd.*(a)	22,500	280,125

		12,820,062

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	4,700	519,444
American Tower Corp.	24,900	3,026,346
Apartment Investment & Management Co. (Class A Stock)	9,533	422,789
AvalonBay Communities, Inc.	8,075	1,482,570
Boston Properties, Inc.	9,000	1,191,690
British Land Co. PLC (The) (United Kingdom)	3,455	26,410
Crown Castle International Corp.	21,000	1,983,450
Dexus Property Group (Australia)	2,002	14,942
Digital Realty Trust, Inc.(a)	9,200	978,788
Equinix, Inc.	4,554	1,823,285
Equity Residential	21,400	1,331,508
Essex Property Trust, Inc.	3,850	891,390
Extra Space Storage, Inc.(a)	7,300	543,047
Federal Realty Investment Trust	4,500	600,750
GGP, Inc.	33,500	776,530
Goodman Group (Australia)	6,830	40,382
GPT Group (The) (Australia)	7,268	28,604
HCP, Inc.	27,100	847,688
Host Hotels & Resorts, Inc.(a)	42,882	800,178
Iron Mountain, Inc.(a)	14,402	513,719
Kimco Realty Corp.	23,300	514,697
Land Securities Group PLC (United Kingdom)	23,611	313,583
Link REIT (Hong Kong)	8,000	56,070
Macerich Co. (The)(a)	7,300	470,120
Mid-America Apartment Communities, Inc.	6,600	671,484
Mirvac Group (Australia)	7,627	12,760
Nippon Building Fund, Inc. (Japan)	5	27,409
Prologis, Inc.	30,777	1,596,711
Public Storage	8,700	1,904,517
Realty Income Corp.(a)	16,100	958,433
Regency Centers Corp.	8,000	531,120
Simon Property Group, Inc.	18,693	3,215,757
SL Green Realty Corp.(a)	5,900	629,058
Stockland (Australia)	8,338	29,567
UDR, Inc.(a)	15,900	576,534
Ventas, Inc.	20,618	1,340,995
Vornado Realty Trust	10,025	1,005,608
Welltower, Inc.	21,100	1,494,302
Weyerhaeuser Co.	43,618	1,482,140

		34,674,375

Food & Staples Retailing — 1.0%
Carrefour SA (France)	1,094	25,776
Casino Guichard Perrachon SA (France)	5,137	287,022
Costco Wholesale Corp.	25,600	4,292,864
CVS Health Corp.	59,748	4,690,218
ICA Gruppen AB (Sweden)	8,644	294,828
J. Sainsbury PLC (United Kingdom)	87,624	290,226
Koninklijke Ahold Delhaize NV (Netherlands)	1,992	42,569
Kroger Co. (The)	53,792	1,586,326

Sysco Corp.	29,000	1,505,680
Wal-Mart Stores, Inc.	87,700	6,321,416
Walgreens Boots Alliance, Inc.	49,700	4,127,585
Wesfarmers Ltd. (Australia)	4,070	140,122
Whole Foods Market, Inc.(a)	19,000	564,680
WM Morrison Supermarkets PLC (United Kingdom)	7,691	23,144

		24,192,456

Food Products — 0.8%
Archer-Daniels-Midland Co.	33,226	1,529,725
Campbell Soup Co.	11,700	669,708
Chocoladefabriken Lindt & Spruengli AG (Switzerland)*	4	22,665
Conagra Brands, Inc.	24,100	972,194
General Mills, Inc.	33,800	1,994,538
Hershey Co. (The)	8,200	895,850
Hormel Foods Corp.(a)	15,300	529,839
J.M. Smucker Co. (The)	7,100	930,668
Kellogg Co.	14,700	1,067,367
Kraft Heinz Co. (The)	34,717	3,152,651
Marine Harvest ASA (Norway)*	17,081	260,560
McCormick & Co., Inc.	6,900	673,095
Mead Johnson Nutrition Co.	10,667	950,216
MEIJI Holdings Co. Ltd. (Japan)	100	8,345
Mondelez International, Inc. (Class A Stock)	88,853	3,827,787
Nestle SA (Switzerland)	6,830	524,215
Orkla ASA (Norway)	1,982	17,755
Tate & Lyle PLC (United Kingdom)	31,639	303,184
Tyson Foods, Inc. (Class A Stock)	16,700	1,030,557
WH Group Ltd. (Hong Kong), 144A	384,500	331,563
Wilmar International Ltd. (Singapore)	55,200	139,298

		19,831,780

Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	14,121	308,881

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	100,600	4,467,646
Baxter International, Inc.	28,300	1,467,638
Becton, Dickinson & Co.	12,478	2,288,964
Boston Scientific Corp.*	79,367	1,973,857
C.R. Bard, Inc.	4,200	1,043,868
Cochlear Ltd. (Australia)	196	20,247
Cooper Cos., Inc. (The)	3,100	619,659
Danaher Corp.	35,600	3,044,868
DENTSPLY SIRONA, Inc.	13,400	836,696
Edwards Lifesciences Corp.*	12,400	1,166,468
Hologic, Inc.*	16,300	693,565
Hoya Corp. (Japan)	800	38,649
IDEXX Laboratories, Inc.*	5,300	819,433
Intuitive Surgical, Inc.*	2,200	1,686,234
Medtronic PLC	79,690	6,419,827
Stryker Corp.	18,100	2,382,865
Varian Medical Systems, Inc.*	5,700	519,441
Zimmer Biomet Holdings, Inc.	11,700	1,428,687

		30,918,612

Health Care Providers & Services — 1.3%
Aetna, Inc.(a)	20,469	2,610,821
Alfresa Holdings Corp. (Japan)	400	6,954
AmerisourceBergen Corp.(a)	9,600	849,600

Anthem, Inc.	15,400	2,546,852
Cardinal Health, Inc.	18,350	1,496,442
Centene Corp.*	10,200	726,852
Cigna Corp.	15,000	2,197,350
DaVita, Inc.*	9,400	638,918
Envision Healthcare Corp.*(a)	7,000	429,240
Express Scripts Holding Co.*	35,249	2,323,262
Fresenius SE & Co. KGaA (Germany)	2,957	237,613
HCA Holdings, Inc.*	16,800	1,495,032
Henry Schein, Inc.*(a)	4,700	798,859
Humana, Inc.	8,700	1,793,418
Laboratory Corp. of America Holdings*	6,300	903,861
McKesson Corp.	12,430	1,842,872
Medipal Holdings Corp. (Japan)	6,300	98,987
Patterson Cos., Inc.(a)	5,400	244,242
Quest Diagnostics, Inc.	8,000	785,520
Ramsay Health Care Ltd. (Australia)	540	28,826
Sonic Healthcare Ltd. (Australia)	10,339	174,672
Suzuken Co. Ltd. (Japan)	210	6,901
UnitedHealth Group, Inc.	55,600	9,118,956
Universal Health Services, Inc. (Class B Stock)	5,200	647,140

		32,003,190

Health Care Technology — 0.0%
Cerner Corp.*	17,100	1,006,335

Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	24,521	336,588
Carnival Corp.	24,400	1,437,404
Chipotle Mexican Grill, Inc.*(a)	1,750	779,660
Compass Group PLC (United Kingdom)	2,238	42,254
Darden Restaurants, Inc.	7,650	640,076
Galaxy Entertainment Group Ltd. (Hong Kong)	5,000	27,386
Marriott International, Inc. (Class A Stock)	18,368	1,729,898
McDonald’s Corp.	47,700	6,182,397
Paddy Power Betfair PLC (Ireland)	116	12,474
Royal Caribbean Cruises Ltd.	10,200	1,000,722
Sodexo SA (France)	328	38,539
Starbucks Corp.	84,900	4,957,311
TUI AG (Germany)	1,957	27,101
Wyndham Worldwide Corp.	6,420	541,142
Wynn Resorts Ltd.(a)	4,800	550,128
Yum! Brands, Inc.	19,600	1,252,440

		19,555,520

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,601	24,667
D.R. Horton, Inc.	20,200	672,862
Garmin Ltd.	7,000	357,770
Leggett & Platt, Inc.	8,400	422,688
Lennar Corp. (Class A Stock)	11,700	598,923
Mohawk Industries, Inc.*	3,900	895,011
Newell Brands, Inc.	28,114	1,326,137
Persimmon PLC (United Kingdom)	11,972	314,104
PulteGroup, Inc.	16,822	396,158
Sekisui House Ltd. (Japan)	2,300	37,924
Sony Corp. (Japan)	2,600	87,746
Taylor Wimpey PLC (United Kingdom)	135,285	327,225
Whirlpool Corp.	4,326	741,174

		6,202,389

Household Products — 0.9%
Church & Dwight Co., Inc.	14,600	728,102
Clorox Co. (The)	7,500	1,011,225
Colgate-Palmolive Co.	51,400	3,761,966
Kimberly-Clark Corp.	20,700	2,724,741
Procter & Gamble Co. (The)	148,925	13,380,912
Reckitt Benckiser Group PLC (United Kingdom)	227	20,723
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	2,166	69,802

		21,697,471

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	38,000	424,840
NRG Energy, Inc.	18,200	340,340

		765,180

Industrial Conglomerates — 1.2%
3M Co.	34,800	6,658,284
CK Hutchison Holdings Ltd. (Hong Kong)	3,916	48,214
DCC PLC (United Kingdom)	163	14,349
General Electric Co.	507,930	15,136,314
Honeywell International, Inc.	44,312	5,533,239
Jardine Matheson Holdings Ltd. (Hong Kong)	900	57,825
Roper Technologies, Inc.	6,000	1,238,940
Siemens AG (Germany)	4,833	661,989

		29,349,154

Insurance — 1.3%
Aflac, Inc.	23,400	1,694,628
Allianz SE (Germany)	1,629	302,093
Allstate Corp. (The)	21,300	1,735,737
American International Group, Inc.	54,239	3,386,141
Aon PLC	15,300	1,815,957
Arthur J. Gallagher & Co.	10,700	604,978
Assurant, Inc.	3,600	344,412
Aviva PLC (United Kingdom)	14,421	96,232
AXA SA (France)	6,965	179,947
Chubb Ltd.	27,186	3,704,092
Cincinnati Financial Corp.(a)	9,237	667,558
Hannover Rueck SE (Germany)	213	24,544
Hartford Financial Services Group, Inc. (The)	21,800	1,047,926
Legal & General Group PLC (United Kingdom)	64,188	198,754
Lincoln National Corp.	13,118	858,573
Loews Corp.	15,975	747,151
Marsh & McLennan Cos., Inc.	30,000	2,216,700
MetLife, Inc.	63,300	3,343,506
MS&AD Insurance Group Holdings, Inc. (Japan)	9,700	309,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	322	63,032
NN Group NV (Netherlands)	2,156	70,021
Principal Financial Group, Inc.	16,200	1,022,382
Progressive Corp. (The)	33,700	1,320,366
QBE Insurance Group Ltd. (Australia)	18,758	184,669
Sampo OYJ (Finland) (Class A Stock)	1,595	75,684
SCOR SE (France)	575	21,731
St. James’s Place PLC (United Kingdom)	3,276	43,607
Standard Life PLC (United Kingdom)	7,034	31,276
Swiss Life Holding AG (Switzerland)*	982	316,658
Swiss Re AG (Switzerland)	1,143	102,660

Tokio Marine Holdings, Inc. (Japan)	8,400	355,021
Torchmark Corp.	6,225	479,574
Travelers Cos., Inc. (The)	16,335	1,969,021
Unum Group	14,210	666,307
Willis Towers Watson PLC	7,400	968,586
XL Group Ltd. (Bermuda)	15,400	613,844

		31,583,192

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	23,080	20,461,343
Expedia, Inc.	7,050	889,499
Netflix, Inc.*	25,050	3,702,640
Priceline Group, Inc. (The)*	2,880	5,126,314
TripAdvisor, Inc.*(a)	6,150	265,434

		30,445,230

Internet Software & Services — 2.1%
Akamai Technologies, Inc.*	10,400	620,880
Alphabet, Inc. (Class A Stock)*	17,370	14,726,286
Alphabet, Inc. (Class C Stock)*	17,313	14,362,172
eBay, Inc.*	58,900	1,977,273
Facebook, Inc. (Class A Stock)*	137,350	19,510,568
VeriSign, Inc.*(a)	5,100	444,261
Yahoo!, Inc.*	51,100	2,371,551

		54,012,991

IT Services — 1.8%
Accenture PLC (Class A Stock)	36,300	4,351,644
Alliance Data Systems Corp.	3,140	781,860
Amadeus IT Group SA (Spain)	1,801	91,254
Atos SE (France)	1,247	154,106
Automatic Data Processing, Inc.	26,200	2,682,618
Capgemini SA (France)	1,788	165,043
Cognizant Technology Solutions Corp. (Class A Stock)*	35,500	2,112,960
CSRA, Inc.	8,700	254,823
Fidelity National Information Services, Inc.	19,200	1,528,704
Fiserv, Inc.*	12,500	1,441,375
Fujitsu Ltd. (Japan)	26,000	159,598
Global Payments, Inc.	8,900	718,052
International Business Machines Corp.	50,000	8,707,000
Mastercard, Inc. (Class A Stock)	54,900	6,174,603
Paychex, Inc.	18,500	1,089,650
PayPal Holdings, Inc.*	65,400	2,813,508
Teradata Corp.*(a)	7,700	239,624
Total System Services, Inc.	10,096	539,732
Visa, Inc. (Class A Stock)(a)	108,200	9,615,734
Western Union Co. (The)(a)	27,810	565,934

		44,187,822

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	11,990
Hasbro, Inc.	6,900	688,758
Mattel, Inc.	19,351	495,579

		1,196,327

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	18,714	989,409
Illumina, Inc.*	8,600	1,467,504
Lonza Group AG (Switzerland)*	204	38,560
Mettler-Toledo International, Inc.*	1,700	814,147

PerkinElmer, Inc.	6,600	383,196
QIAGEN NV*	390	11,322
Thermo Fisher Scientific, Inc.	22,800	3,502,080
Waters Corp.*	4,700	734,657

		7,940,875

Machinery — 0.7%
Amada Holdings Co. Ltd. (Japan)	600	6,868
Atlas Copco AB (Sweden) (Class A Stock)	10,629	374,663
Atlas Copco AB (Sweden) (Class B Stock)	1,000	31,766
Cummins, Inc.	9,000	1,360,800
Caterpillar, Inc.	34,200	3,172,392
Deere & Co.	17,100	1,861,506
Dover Corp.	9,400	755,290
Flowserve Corp.	7,200	348,624
Fortive Corp.	17,550	1,056,861
Illinois Tool Works, Inc.	18,200	2,410,954
Ingersoll-Rand PLC	15,000	1,219,800
JTEKT Corp. (Japan)	17,200	267,579
Komatsu Ltd. (Japan)	1,300	34,051
PACCAR, Inc.	20,443	1,373,770
Parker-Hannifin Corp.	7,765	1,244,885
Pentair PLC (United Kingdom)	10,377	651,468
Sandvik AB (Sweden)	3,784	56,521
Schindler Holding AG (Switzerland)	71	13,471
Snap-on, Inc.	3,600	607,212
Stanley Black & Decker, Inc.	8,897	1,182,144
Volvo AB (Sweden) (Class B Stock)(a)	25,755	379,938
Wartsila OYJ Abp (Finland)	525	28,068
Xylem, Inc.	10,500	527,310

		18,965,941

Marine — 0.0%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	6	9,670

Media — 1.5%
CBS Corp. (Class B Stock)	21,634	1,500,534
Charter Communications, Inc. (Class A Stock)*	12,580	4,117,686
Comcast Corp. (Class A Stock)	275,580	10,359,052
Discovery Communications, Inc. (Class A Stock)*(a)	8,500	247,265
Discovery Communications, Inc. (Class C Stock)*(a)	13,100	370,861
DISH Network Corp. (Class A Stock)*	12,600	799,974
Eutelsat Communications SA (France)	4,820	107,426
Interpublic Group of Cos., Inc. (The)	23,131	568,329
News Corp. (Class A Stock)	21,475	279,175
News Corp. (Class B Stock)	4,800	64,800
Omnicom Group, Inc.	13,700	1,181,077
RTL Group SA (Luxembourg)	287	23,092
Scripps Networks Interactive, Inc. (Class A Stock)(a)	6,100	478,057
TEGNA, Inc.	11,400	292,068
Time Warner, Inc.	45,166	4,413,170
Twenty-First Century Fox, Inc. (Class A Stock)	61,300	1,985,507
Twenty-First Century Fox, Inc. (Class B Stock)	27,800	883,484
Viacom, Inc. (Class B Stock)	20,134	938,647
Walt Disney Co. (The)	84,700	9,604,133
WPP PLC (United Kingdom)	4,544	99,600

		38,313,937

Metals & Mining — 0.2%
Anglo American PLC (United Kingdom)*	2,378	36,333
Boliden AB (Sweden)	5,128	152,637
Fortescue Metals Group Ltd. (Australia)	55,761	265,599
Freeport-McMoRan, Inc.*	74,688	997,832
Mitsubishi Materials Corp. (Japan)	200	6,070
Newmont Mining Corp.	30,900	1,018,464
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,900	67,000
Norsk Hydro ASA (Norway)	42,666	248,646
Nucor Corp.	18,600	1,110,792
Rio Tinto PLC (United Kingdom)	2,906	117,018
South32 Ltd. (Australia)	30,660	64,636
voestalpine AG (Austria)	3,347	131,632

		4,216,659

Multi-Utilities — 0.5%
Ameren Corp.	14,100	769,719
CenterPoint Energy, Inc.	25,400	700,278
CMS Energy Corp.	16,000	715,840
Consolidated Edison, Inc.	17,800	1,382,348
Dominion Resources, Inc.(a)	36,632	2,841,544
DTE Energy Co.	10,500	1,072,155
National Grid PLC (United Kingdom)	8,921	113,183
NiSource, Inc.	18,500	440,115
Public Service Enterprise Group, Inc.	29,200	1,295,020
SCANA Corp.	8,300	542,405
Sempra Energy	14,619	1,615,400
WEC Energy Group, Inc.	19,013	1,152,758

		12,640,765

Multiline Retail — 0.2%
Dollar General Corp.	14,800	1,032,004
Dollar Tree, Inc.*	13,765	1,080,002
Kohl’s Corp.(a)	10,500	418,005
Macy’s, Inc.	17,874	529,785
Nordstrom, Inc.(a)	7,200	335,304
Target Corp.(a)	32,400	1,788,156

		5,183,256

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	32,554	2,018,348
Apache Corp.(a)	21,814	1,121,021
BP PLC (United Kingdom)	117,282	675,088
Cabot Oil & Gas Corp.(a)	27,700	662,307
Chesapeake Energy Corp.*(a)	40,100	238,194
Chevron Corp.	110,222	11,834,536
Cimarex Energy Co.	5,800	693,042
Concho Resources, Inc.*	8,600	1,103,724
ConocoPhillips	71,977	3,589,493
Devon Energy Corp.	30,500	1,272,460
EOG Resources, Inc.	33,600	3,277,680
EQT Corp.	10,300	629,330
Exxon Mobil Corp.	241,499	19,805,333
Galp Energia SGPS SA (Portugal)	19,138	290,274
Hess Corp.(a)	16,100	776,181
Kinder Morgan, Inc.	111,798	2,430,489
Marathon Oil Corp.	48,782	770,756
Marathon Petroleum Corp.	30,782	1,555,722
Murphy Oil Corp.(a)	9,200	263,028
Neste Oyj (Finland)	7,869	307,701
Newfield Exploration Co.*	12,100	446,611
Noble Energy, Inc.(a)	24,700	848,198

Occidental Petroleum Corp.	44,500	2,819,520
ONEOK, Inc.(a)	12,900	715,176
Phillips 66	25,738	2,038,964
Pioneer Natural Resources Co.	9,950	1,852,989
Range Resources Corp.	10,300	299,730
Repsol SA (Spain)	3,960	61,352
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,815	416,855
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	13,687	376,247
Southwestern Energy Co.*	28,800	235,296
Tesoro Corp.	7,200	583,632
TOTAL SA (France)	8,031	406,076
Valero Energy Corp.	26,300	1,743,427
Williams Cos., Inc. (The)	47,400	1,402,566

		67,561,346

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	8,423	203,511
UPM-Kymmene OYJ (Finland)	4,369	102,580

		306,091

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	26,800	485,884
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,000	1,102,270
Kao Corp. (Japan)	1,800	98,850
L’Oreal SA (France)	449	86,360
Unilever NV (United Kingdom), CVA	5,747	285,334
Unilever PLC (United Kingdom)	11,072	546,150

		2,604,848

Pharmaceuticals — 2.5%
Allergan PLC	19,775	4,724,643
Astellas Pharma, Inc. (Japan)	7,500	98,917
AstraZeneca PLC (United Kingdom)	2,302	141,543
Bayer AG (Germany)	5,357	617,201
Bristol-Myers Squibb Co.	97,370	5,294,981
Daiichi Sankyo Co. Ltd. (Japan)	2,100	47,378
Eli Lilly & Co.	56,600	4,760,626
GlaxoSmithKline PLC (United Kingdom)	30,707	638,487
Johnson & Johnson	158,048	19,684,878
Mallinckrodt PLC*	6,500	289,705
Merck & Co., Inc.	159,833	10,155,789
Merck KGaA (Germany)	454	51,735
Mitsubishi Tanabe Pharma Corp. (Japan)	5,200	108,571
Mylan NV*	26,800	1,044,932
Novartis AG (Switzerland)	6,777	503,244
Novo Nordisk A/S (Denmark) (Class B Stock)	4,119	141,442
Orion OYJ (Finland) (Class B Stock)	5,797	302,398
Perrigo Co. PLC(a)	8,600	570,954
Pfizer, Inc.	346,570	11,856,160
Roche Holding AG (Switzerland)	2,481	634,475
Sanofi (France)	7,238	654,283
Shionogi & Co. Ltd. (Japan)	1,100	56,944
Zoetis, Inc.	28,700	1,531,719

		63,911,005

Professional Services — 0.2%
Adecco Group AG (Switzerland)	4,402	312,561
Dun & Bradstreet Corp. (The)	2,300	248,262
Equifax, Inc.	7,000	957,180
Intertek Group PLC (United Kingdom)	322	15,850

Nielsen Holdings PLC	20,000	826,200
Randstad Holding NV (Netherlands)	4,962	286,050
RELX PLC (United Kingdom)	5,807	113,690
Robert Half International, Inc.	7,500	366,225
Verisk Analytics, Inc.*	9,400	762,716
Wolters Kluwer NV (Netherlands)	593	24,611

		3,913,345

Real Estate Management & Development — 0.1%
CapitaLand Ltd. (Singapore)	35,100	91,107
CBRE Group, Inc. (Class A Stock)*	18,200	633,178
Cheung Kong Property Holdings Ltd. (Hong Kong)	10,000	67,458
Hang Lung Properties Ltd. (Hong Kong)	8,000	20,797
Kerry Properties Ltd. (Hong Kong)	5,000	17,343
Mitsubishi Estate Co. Ltd. (Japan)	17,000	309,853
Mitsui Fudosan Co. Ltd. (Japan)	3,000	64,056
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	249,905
Swiss Prime Site AG (Switzerland)*	254	22,364
Wharf Holdings Ltd. (The) (Hong Kong)	5,000	42,970
Wheelock & Co. Ltd. (Hong Kong)	46,000	363,874

		1,882,905

Road & Rail — 0.4%
CSX Corp.	54,000	2,513,700
Hankyu Hanshin Holdings, Inc. (Japan)	900	29,368
JB Hunt Transport Services, Inc.	5,400	495,396
Kansas City Southern	6,200	531,712
Nippon Express Co. Ltd. (Japan)	43,000	221,333
Norfolk Southern Corp.	17,000	1,903,490
Ryder System, Inc.	3,600	271,584
Tokyu Corp. (Japan)	4,000	28,420
Union Pacific Corp.	47,400	5,020,608

		11,015,611

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*(a)	40,300	586,365
Analog Devices, Inc.	21,258	1,742,093
Applied Materials, Inc.	62,900	2,446,810
Broadcom Ltd.	23,380	5,119,285
Intel Corp.	275,300	9,930,071
KLA-Tencor Corp.	9,200	874,644
Lam Research Corp.	9,550	1,225,838
Microchip Technology, Inc.(a)	12,400	914,872
Micron Technology, Inc.*	60,100	1,736,890
NVIDIA Corp.	34,350	3,741,746
Qorvo, Inc.*(a)	7,707	528,392
QUALCOMM, Inc.	86,000	4,931,240
Rohm Co. Ltd. (Japan)	300	19,972
Skyworks Solutions, Inc.	10,800	1,058,184
STMicroelectronics NV (Switzerland)	3,545	54,549
Texas Instruments, Inc.	58,200	4,688,592
Tokyo Electron Ltd. (Japan)	600	65,686
Xilinx, Inc.	14,400	833,616

		40,498,845

Software — 2.2%
Activision Blizzard, Inc.	40,300	2,009,358
Adobe Systems, Inc.*	28,900	3,760,757
Autodesk, Inc.*	11,400	985,758
CA, Inc.	18,864	598,366

Check Point Software Technologies Ltd. (Israel)*(a)	3,200	328,512
Citrix Systems, Inc.*	9,100	758,849
Electronic Arts, Inc.*	18,000	1,611,360
Intuit, Inc.	14,200	1,647,058
Konami Holdings Corp. (Japan)	200	8,495
Microsoft Corp.	449,900	29,630,414
Oracle Corp.	174,500	7,784,445
Red Hat, Inc.*	10,400	899,600
salesforce.com, inc.*	38,200	3,151,118
SAP SE (Germany)	276	27,078
Symantec Corp.	35,978	1,103,805
Synopsys, Inc.*	8,400	605,892

		54,910,865

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	4,300	637,518
AutoNation, Inc.*	3,574	151,144
AutoZone, Inc.*(a)	1,750	1,265,337
Bed Bath & Beyond, Inc.	9,400	370,924
Best Buy Co., Inc.(a)	15,825	777,799
CarMax, Inc.*(a)	11,400	675,108
Dixons Carphone PLC (United Kingdom)	46,253	184,221
Foot Locker, Inc.	8,200	613,442
Gap, Inc. (The)(a)	13,300	323,057
Home Depot, Inc. (The)	70,950	10,417,588
Industria de Diseno Textil SA (Spain)	2,233	78,639
Kingfisher PLC (United Kingdom)	8,899	36,411
L Brands, Inc.(a)	13,806	650,263
Lowe’s Cos., Inc.	50,400	4,143,384
O’Reilly Automotive, Inc.*(a)	5,400	1,457,136
Ross Stores, Inc.	23,000	1,515,010
Signet Jewelers Ltd.(a)	4,300	297,861
Staples, Inc.	37,049	324,920
Tiffany & Co.	6,700	638,510
TJX Cos., Inc. (The)(a)	38,000	3,005,040
Tractor Supply Co.	8,100	558,657
Ulta Beauty, Inc.*	3,400	969,782

		29,091,751

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	305,490	43,886,693
Brother Industries Ltd. (Japan)	1,100	23,003
FUJIFILM Holdings Corp. (Japan)	900	35,278
Hewlett Packard Enterprise Co.	96,948	2,297,668
HP, Inc.	98,548	1,762,038
NetApp, Inc.	16,500	690,525
Seagate Technology PLC(a)	17,700	812,961
Seiko Epson Corp. (Japan)	12,900	272,177
Western Digital Corp.	16,803	1,386,752
Xerox Corp.	48,363	354,984

		51,522,079

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	372	70,766
Cie Financiere Richemont SA (Switzerland)	4,826	381,554
Coach, Inc.	16,000	661,280
Hanesbrands, Inc.(a)	21,200	440,112
Hermes International (France)	722	341,785
LVMH Moet Hennessy Louis Vuitton SE (France)	988	217,156
Michael Kors Holdings Ltd.*	9,300	354,423

NIKE, Inc. (Class B Stock)	77,200	4,302,356
PVH Corp.	4,700	486,309
Ralph Lauren Corp.(a)	3,800	310,156
Swatch Group AG (The) (Switzerland)	363	25,278
Under Armour, Inc. (Class A Stock)*(a)	9,600	189,888
Under Armour, Inc. (Class C Stock)*(a)	9,474	173,374
VF Corp.(a)	19,300	1,060,921

		9,015,358

Tobacco — 0.9%
Altria Group, Inc.	112,900	8,063,318
British American Tobacco PLC (United Kingdom)	6,650	441,200
Japan Tobacco, Inc. (Japan)	5,200	169,247
Philip Morris International, Inc.	90,400	10,206,160
Reynolds American, Inc.	48,138	3,033,657

		21,913,582

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,960	40,570
Fastenal Co.	16,900	870,350
ITOCHU Corp. (Japan)	24,400	347,367
Marubeni Corp. (Japan)	5,900	36,444
Mitsubishi Corp. (Japan)	5,300	114,865
Mitsui & Co. Ltd. (Japan)	14,700	213,474
Sumitomo Corp. (Japan)	23,600	318,384
United Rentals, Inc.*	4,900	612,745
W.W. Grainger, Inc.(a)	3,200	744,832

		3,299,031

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	2,121	34,143
Aena SA (Spain), RegS, 144A	380	60,063
Atlantia SpA (Italy)	757	19,528
Auckland International Airport Ltd. (New Zealand)	3,721	17,619

		131,353

Water Utilities — 0.0%
American Water Works Co., Inc.	10,400	808,808

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	6,600	173,585
NTT DOCOMO, Inc. (Japan)	2,700	63,051
SoftBank Group Corp. (Japan)	3,400	241,112
Vodafone Group PLC (United Kingdom)	94,634	246,614

		724,362

TOTAL COMMON STOCKS (cost $457,663,914)		1,225,851,362

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	212	16,676
Volkswagen AG (Germany) (PRFC)	2,452	357,455

		374,131

Banks — 0.0%
Citigroup Capital XIII 7.122%, (Capital Security, fixed to floating preferred)	20,000	533,000

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)				30,000	789,900

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)				355	45,502

TOTAL PREFERRED STOCKS (cost $1,627,469)					1,742,533

UNAFFILIATED EXCHANGE TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a) (cost $1,210,602)				20,026	1,247,420

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.8%
Collateralized Loan Obligations — 1.7%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.469	%(b)	04/28/26	400	401,018
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623	%(b)	10/15/26	2,000	2,006,643
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.574	%(b)	04/18/27	1,000	1,005,249
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A(c)	—	%(b)(d)	10/22/25	250	249,875
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623	%(b)	10/17/26	250	250,008
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	%(b)	04/18/27	1,000	1,000,534
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.223	%(b)	07/15/24	1,000	1,000,185
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	%(b)	04/17/25	2,200	2,201,884
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.187	%(b)	07/27/26	750	750,583
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.580	%(b)	04/20/26	1,650	1,652,408
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484	%(b)	05/05/27	250	250,429
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A(e)	3.280%		01/25/27	750	749,228
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.563	%(b)	04/15/27	250	250,318
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A(c)	—	%(b)(d)	10/15/26	2,500	2,498,750
Magnetite Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(e)	2.458	%(b)	07/25/26	2,000	2,002,902
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A(e)	2.474	%(b)	01/18/27	500	500,023
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.780	%(b)	04/20/28	1,250	1,257,597
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210	%(b)	04/20/25	2,100	2,099,039
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.191	%(b)	07/22/25	1,000	1,000,658
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448	%(b)	07/25/26	1,250	1,251,407
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.503	%(b)	07/17/26	500	500,021

Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.534	%(b)	05/07/26	2,500	2,500,694
Shackleton CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.503	%(b)	07/17/26	1,500	1,502,432
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	%(b)	04/15/25	2,600	2,599,823
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.730	%(b)	10/20/23	900	901,813
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.661	%(b)	01/22/27	1,750	1,749,722
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.730	%(b)	07/20/28	1,750	1,751,992
Trinitas CLO Ltd (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(b)	10/25/28	2,500	2,510,946
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143	%(b)	07/15/25	2,200	2,201,199
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163	%(b)	04/15/24	1,500	1,500,963
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A(c)	—	%(b)(d)	04/20/29	1,500	1,500,000

					41,598,343

Non-Residential Mortgage-Backed Securities — 2.5%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362	%(b)	09/16/24	5,100	5,132,088
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712	%(b)	05/15/20	2,700	2,706,687
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.597	%(b)	04/08/19	813	813,326
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547	%(b)	10/08/19	1,824	1,828,150
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.407	%(b)	11/08/19	741	742,690
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	800	792,691
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,474,779
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	3,700	3,697,521
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,200	3,203,245
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	2,100	2,095,487
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	2,600	2,602,491
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	4,100	4,099,584
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,500	2,465,770
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	4,400	4,423,361
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(e)	1.412	%(b)	05/15/20	1,600	1,604,438
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(e)	1.762	%(b)	05/17/21	1,700	1,716,651
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	1,900	1,883,516

Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%	03/25/20	2,400	2,390,737
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%	01/15/21	646	646,857
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	5,700	5,693,862
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%	07/18/25	3,800	3,807,690
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	1,012	1,011,974
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%	04/25/29	2,086	2,098,774
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24	4,665	4,709,217
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	485	479,768
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%	09/15/21	1,200	1,201,689

				63,323,043

Residential Mortgage-Backed Securities — 0.6%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.632%(b)	03/25/33	197	189,481
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.930%(b)	12/26/46	3,963	3,982,302
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.776%(b)	07/25/35	361	346,410
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.732%(b)	03/25/34	1,504	1,454,163
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.742%	07/25/34	334	316,791
Fremont Home Loan Trust, Series 2004-2, Class M1	1.837%(b)	07/25/34	506	465,196
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.777%(b)	06/25/34	398	386,214
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.182%(b)	05/25/33	110	106,693
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.032%(b)	12/27/33	660	642,805
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.882%(b)	07/25/32	224	217,811
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	2.257%(b)	09/25/32	2,456	2,366,492
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.747%(b)	02/25/34	749	702,826
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%	04/25/46	1,505	1,520,445
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%	02/25/55	604	602,432
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%	07/25/45	1,963	1,971,655

				15,271,716

TOTAL ASSET-BACKED SECURITIES (cost $119,485,987)				120,193,102

BANK LOANS(b) — 0.1%
Technology
Dell International LLC	3.150%	12/31/18	500	500,243
First Data Corp.	4.157%	03/24/21	940	946,826

TOTAL BANK LOANS (cost $1,415,669)				1,447,069

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%	05/15/49	3,100	3,051,836
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3	3.014%	05/10/58	2,500	2,442,863
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.779%(b)	12/10/49	469	469,054
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%	04/10/46	900	904,826
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	2,090	2,160,306
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	2,700	2,638,536
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class	3.442%	04/14/50	4,000	4,039,830
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	996,209
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%	03/10/46	1,400	1,410,767
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%	02/10/47	2,000	2,034,883
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	2,100	2,157,201
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%	10/10/47	5,000	5,159,858
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	1,700	1,724,571
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	2,500	2,544,424
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%(b)	12/25/23	1,925	2,030,768
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%(b)	01/25/25	4,100	4,051,430
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940%(b)	11/25/25	3,000	3,000,830
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%	09/25/26	1,800	1,663,129
Fannie Mae-Aces, Series 2017-M1, Class A2	2.417%(b)	10/25/26	1,600	1,527,195
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439%(b)	05/25/22	20,156	1,217,165
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.478%(b)	06/25/22	5,574	352,653
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%	01/25/25	4,965	5,057,299
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284%(b)	06/25/25	3,650	3,780,100
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1,IO	1.368%(b)	03/25/26	4,660	461,156
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.757%(b)	05/25/19	15,711	457,613
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.690%(b)	07/25/19	16,519	493,212
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%(b)	05/25/25	1,900	1,916,687
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%	02/10/48	3,000	2,993,277
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%	10/10/48	4,800	4,795,360
GS Mortgage Securities Trust, Series 2016-GS4, Class A3	3.178%	11/10/49	4,000	3,981,011
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%	11/15/47	1,100	1,121,541
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%	02/15/48	5,000	4,914,046
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%	06/15/49	2,500	2,436,160
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	760	770,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	1,500	1,489,990

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	3,200	3,214,285
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%	12/15/46	1,191	1,211,315
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,100	1,108,764
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(b)	07/15/40	2,500	2,532,536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	1,200	1,209,005
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%	12/15/48	5,000	5,129,695
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	6,300	5,939,624
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,400	1,409,488
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	3,200	3,225,116
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	1,500	1,516,961
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%(b)	05/15/46	3,452	3,479,126
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XB, IO	1.343%(b)	08/15/49	9,000	959,600
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	4,500	4,272,521

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $117,733,916)				115,454,152

CORPORATE BONDS — 10.1%
Aerospace/Defense — 0.1%
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500%	03/15/27	1,530	1,530,442

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,585	1,666,737
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	690	782,292
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,681,809
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	290	326,949

				4,457,787

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%	11/01/28	2,449	2,399,542
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A(c)	6.648%	03/15/19	9	8,820
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(e)	6.703%	12/15/22	30	31,359
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%	05/10/21	487	540,487
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%	07/12/22	478	503,364
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%	04/29/26	343	356,412
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%	02/10/24	251	290,374
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%	11/23/20	311	324,090
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%	10/15/20	593	624,209

				5,078,657

Auto Manufacturers — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,090	1,024,030
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	595	593,631
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	1,065	1,172,926
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	585	672,585
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%	01/15/21	2,300	2,319,187

				5,782,359

Banks — 2.8%
Bank of America Corp., Jr. Sub. Notes	6.300%(b)	12/31/49	275	299,063
Bank of America Corp., Jr. Sub. Notes	8.000%(b)	12/29/49	2,100	2,163,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	1,290	1,448,252
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	1,330	1,353,888
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	360	362,234
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	4,770	4,703,840
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	745	772,415
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%(b)	01/20/48	270	271,745
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	105	109,244
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	1,700	1,698,210
Bank of America NA, Sub. Notes	6.000%	10/15/36	805	989,581
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	1,205	1,221,089
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	980	996,655
Citigroup, Inc., Jr. Sub. Notes	5.950%(b)	12/31/49	1,590	1,657,575
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%(b)	12/31/49	945	996,975
Citigroup, Inc., Jr. Sub. Notes	6.250%(b)	12/31/49	640	690,400
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,610	1,611,494
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%	01/14/22	1,125	1,203,942
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	850	1,247,517
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	1,485	1,502,884
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	440	434,666
Compass Bank, Sr. Unsec’d. Notes	1.850%	09/29/17	1,050	1,049,706
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	1,240	1,247,524
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	595	611,305
Discover Bank, Sub. Notes	7.000%	04/15/20	485	541,010
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%(b)	12/31/49	560	570,500
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%(b)	12/31/49	1,800	1,840,500
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,165	1,172,474
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	2,625	2,637,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	2,305	2,528,391
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	1,250	1,406,100
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	220	276,283
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	1,100	1,357,332
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	1,230	1,332,470
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%	04/05/21	920	998,833
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%(b)	12/31/49	1,175	1,241,681
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%(b)	04/29/49	2,000	2,072,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	1,660	1,760,413
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	3,525	3,572,877
JPMorgan Chase & Co., Sub. Notes	4.950%	06/01/45	195	205,445
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	1,770	1,933,594
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	2,385	2,345,082
Morgan Stanley, Jr. Sub. Notes	5.450%(b)	12/31/49	640	651,584

Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	1,800	1,801,303
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	605	624,786
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	840	931,520
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%	04/01/18	100	104,668
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	640	821,662
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	3,050	3,124,039
National City Corp., Sub. Notes	6.875%	05/15/19	2,687	2,951,073
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875%	09/17/18	1,590	1,589,946
PNC Bank NA, Sr. Unsec’d. Notes	1.950%	03/04/19	455	455,925
PNC Bank NA, Sub. Notes	3.800%	07/25/23	480	502,032
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	925	931,973

				70,927,002

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	2,005	2,121,208

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	1,527	1,527,950
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	30	27,977
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	110	126,344

				1,682,271

Building Materials — 0.0%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(e)	5.375%	11/15/24	1,135	1,149,891

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	1,160	1,279,895
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	388,263
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	5	5,128
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	30	47,303
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	955	895,041
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	201	211,697
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	265	277,987
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	670	689,857
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	611,368
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%	02/15/21	750	778,871

				5,185,410

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	6.375%	10/15/17	1,198	1,226,393
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	7.000%	10/15/37	390	492,917
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	417,000

				2,136,310

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	825	845,387
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	700	732,022
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(b)	10/05/17	2,915	2,923,506
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(b)	10/05/18	545	551,567
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	466,375

				5,518,857

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	600	616,082
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	270	276,488
Bear Stearns Cos. LLC (The), Gtd. Notes	7.250%	02/01/18	1,135	1,186,214
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	917,738
GE Capital International Funding Co., Gtd. Notes	4.418%	11/15/35	922	973,589
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	465	504,404
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	5.250%	02/06/12	1,850	120,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%	05/02/18	700	46,270
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	314,175
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%	07/15/18	55	55,373
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	285	278,846
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	895	921,579
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,175	2,183,722

				8,394,730

Electric — 0.5%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	684,937
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	424,466
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	950	954,695
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	300	402,369
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	145	172,106
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	2,470	2,576,252
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	530	677,233
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	345	354,487
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	970,022
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	642,206
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,425,868
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	289,462
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	469,931
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	164,037
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	581,443
NRG Energy, Inc., Gtd. Notes(a)	7.250%	05/15/26	685	705,550
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	143,845
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	637,359
Southern California Edison Co., First Mortgage	3.600%	02/01/45	690	651,799
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	492,034

				13,420,101

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	800	837,360

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	1,510	1,419,012
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	360	337,825

				1,756,837

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(e)	5.400%	11/01/20	275	302,167
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,470,253
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	304	325,698

				2,098,118

Gas — 0.0%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	45	47,296
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	547,519

				594,815

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%		09/15/18	3,700	3,704,211
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24	372	382,927
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	1,425	1,458,125
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	997	1,045,170

					6,590,433

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	622,922
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,050	1,405,399
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	335,254
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	264,862
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	655,180
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	773,410
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,235	1,248,585
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	350	371,875
HCA, Inc., Sr. Sec’d. Notes	5.250%		06/15/26	700	736,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	160	160,725
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	340	333,914
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	427,799
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	116,092
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	545,647

					7,998,414

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	378,626

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	610	634,853
Newell Brands, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,600	1,675,763

					2,310,616

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	524,205
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,910	1,822,669
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,088,982
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	1,350	1,348,708
Chubb Corp. (The), Gtd. Notes	6.375	%(b)	03/29/67	1,260	1,219,050
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	701,088
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	267,669
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	910	1,118,970
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	701	844,490
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	167,971
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	878,720
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	443,825
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	701,101
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,080,321
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	110,980
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/67	715	706,063
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	541,649

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,890,221
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	660	686,562
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	346,575
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	622,182

					17,112,001

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	498,247
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	812,096
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,844,058
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	406,950

					4,561,351

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(a)	7.875%		12/01/17	1,100	1,138,500
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,150,801

					2,289,301

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	295,626
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	44,681
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,666,931
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,225	1,225,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	900	924,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	720	738,900
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	630	716,154
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,000	1,151,336
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,834,586
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	500	455,928
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	801,855
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	757,950
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.500%		09/01/41	270	276,898
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.850%		05/01/17	1,240	1,243,808
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	585	578,621
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	199,857
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	568,438
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	43,092
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	150	134,245
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	340	333,460
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	887,187

					14,879,303

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	783,891
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	%(b)	10/19/75	315	340,594
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	400	414,748
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	300	338,325

					1,877,558

Miscellaneous Manufacturing — 0.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,067,300

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,065	1,062,335
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	855	837,372
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	800	848,918

					2,748,625

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(l)	10/10/36	1,000	408,313
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,040	1,227,502
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	195	235,897
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	1,280	1,420,704
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	85	85,283
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	225	237,948
Devon Financing Co. LLC, Gtd. Notes	7.875%		09/30/31	1,350	1,743,628
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	830	794,526
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,555	1,616,608
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	897,787
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	925	945,890
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%		02/15/27	415	399,235
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	415,468
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,524,181
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	400	436,476

					12,389,446

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,170	2,261,524

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/20	465	487,088
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	675	730,925

					1,218,013

Pharmaceuticals — 0.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	950	950,180
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,595	1,584,004
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	380	383,467
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,625	1,629,417
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	430	431,841
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	440	478,751
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%		10/01/26	460	423,896
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%		10/01/46	145	124,902
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	90	91,707

					6,098,165

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20	473	489,555
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	610	641,796
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%		03/15/35	200	191,397
Enterprise Products Operating LLC, Gtd. Notes	3.700%		02/15/26	550	550,149
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,055	1,061,018
Enterprise Products Operating LLC, Gtd. Notes(a)	3.950%		02/15/27	810	825,925

Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%		02/15/18	530	548,077
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	1,140	1,129,741
MPLX LP, Sr. Unsec’d. Notes	5.200%		03/01/47	25	25,157
ONEOK Partners LP, Gtd. Notes	6.650%		10/01/36	130	151,308

					5,614,123

Real Estate — 0.0%
Prologis LP, Gtd. Notes	6.875%		03/15/20	68	75,791

Real Estate Investment Trusts (REITs) — 0.0%
Select Income REIT, Sr. Unsec’d. Notes	2.850%		02/01/18	550	553,502
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	190	195,107

					748,609

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	590	650,945
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43	170	190,043
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/01/26	585	583,979
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	565	599,119
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	1,000	1,048,750
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	345	447,574
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22	300	298,248
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	1,925	1,968,886
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%		12/01/25	1,020	1,018,725
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	265	271,380

					7,077,649

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,216,539

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%		01/15/27	1,555	1,563,198
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23	1,200	1,266,000

					2,829,198

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	1,225	1,241,913
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	1,640	1,704,239
Microsoft Corp., Sr. Unsec’d. Notes	4.000%		02/12/55	360	339,935
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	700	726,578

					4,012,665

Telecommunications — 0.5%
AT&T Corp., Gtd. Notes	8.250	%(b)	11/15/31	10	13,663
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,130	3,023,348
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	350	330,409
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48	12	10,671
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49	1,174	1,046,619
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	560	522,529
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	305	285,910
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	520	515,922
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	113	116,106
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	%(b)	12/15/30	350	523,568

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	1,400	1,396,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	1,827	1,655,205
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,288	2,043,184
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	2,349	2,228,445

				13,712,079

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,228,057
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	951,190
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	847,917
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	136,351

				3,163,515

TOTAL CORPORATE BONDS (cost $247,063,883)				254,902,999

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%	09/15/32	180	183,861

California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,781,964
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%	06/01/46	550	710,771
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000%	11/01/46	700	895,545
State of California, GO, BABs	7.300%	10/01/39	1,250	1,754,962
State of California, GO, BABs	7.500%	04/01/34	350	495,194
State of California, GO, BABs	7.550%	04/01/39	245	358,908
State of California, GO, BABs	7.625%	03/01/40	205	299,386

				6,296,730

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	734,071

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,273,920

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,439,120

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,334,828

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	478,528
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	311,284

				789,812

Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	535,143

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	603,364

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,235,644

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%	08/15/47	1,100	1,400,223

TOTAL MUNICIPAL BONDS (cost $12,872,194)				15,826,716

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	2,086	2,121,612
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,324,970
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	355	355,888
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	503,965
Dexia Credit Local SA (France), Gov’t. Liq. Gtd. Notes, 144A	1.875%	09/15/21	1,000	964,536
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	265	286,771
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%	06/04/25	400	384,356
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	255	264,346
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	440	486,829
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21	600	575,860
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20	600	600,852
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	04/13/21	600	590,532
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23	1,000	956,692
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,626,243
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	795	841,507
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	955	951,180
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%(b)	12/01/23	350	407,750
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	330	345,675
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	560	562,386
Sinopec Group Overseas Development 2014 Ltd. (China), Sr. Unsec’d. Notes, 144A	1.750%	04/10/17	1,035	1,034,992
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,000	995,501
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	505,989
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	2,385	2,349,931

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,148,010)				20,038,363

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	145	145,906
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%	01/25/36	980	905,265
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%(b)	07/26/36	1,328	1,325,728
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.514%(b)	02/25/35	215	213,444
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.605%(b)	03/25/35	249	241,075
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.732%(b)	10/27/27	490	489,803
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.132%(b)	10/25/28	1,034	1,034,374
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.275%(b)	02/25/37	478	477,817
CIM Trust, Series 2017-2, Class A1, 144A	2.780%(b)	12/25/57	1,770	1,756,775
CIM Trust, Series 2017-3, Class A3, 144A(c)	2.977%(b)	01/25/57	3,780	3,772,912
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.280%(b)	02/28/47	2,598	2,613,140
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1	2.932%(b)	11/25/24	241	241,014
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.132%(b)	09/25/28	904	916,452
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.182%(b)	10/25/28	1,243	1,258,151
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.432%(b)	01/25/29	1,288	1,302,503
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.532%(b)	07/25/29	570	576,895
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.882%(b)	10/25/27	3,106	3,111,338
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.432%(b)	07/25/28	1,600	1,606,953
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2	2.982%(b)	12/25/28	1,425	1,454,489
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.282%(b)	03/25/29	1,040	1,043,030
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.232%(b)	11/25/28	1,200	1,237,644
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1	2.182%(b)	07/25/29	2,279	2,287,737
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.198%(b)	07/25/35	241	240,528
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A(c)	2.784%(b)	05/01/20	3,224	3,211,637
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A(c)	2.784%(b)	07/01/20	1,282	1,278,731
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.784%(b)	08/01/20	755	755,997
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A1, 144A	2.784%(b)	11/02/20	313	312,847
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.784%(b)	01/01/21	1,298	1,282,480

LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.784%(b)	09/01/21	1,348	1,347,051
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A	2.784%(b)	01/01/22	2,284	2,278,200
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19	26	25,681
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 144A(e)	1.858%(b)	11/10/18	1,770	1,770,222
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A(c)	1.972%(b)	05/10/19	7,380	7,348,694
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.028%(b)	06/10/19	1,300	1,302,029
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.379%(b)	02/25/34	307	308,390
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20	98	98,306

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $49,450,183)				49,573,238

SOVEREIGN BONDS — 0.5%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN, RegS	1.125%	08/03/19	1,200	1,183,430
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	220	226,380
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	400	424,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	392	406,661
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21	1,760	1,982,200
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	688	998,384
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.875%	01/15/24	750	850,508
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	750	801,438
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	438	451,140
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	766	744,935
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	490	500,412
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	395	412,281
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20	375	405,000
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%	12/06/19	400	400,294
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22	285	286,074
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20	280	299,972
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%	01/22/44	350	430,010
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21	980	962,850
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,260	1,374,824

TOTAL SOVEREIGN BONDS (cost $13,010,882)				13,140,793

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Banks (h)	5.500%	07/15/36	850	1,126,074
Federal Home Loan Mortgage Corp.	1.500%	01/17/20	1,260	1,257,993
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	780	781,709
Federal Home Loan Mortgage Corp.	3.000%	TBA	1,500	1,486,172
Federal Home Loan Mortgage Corp.	3.000%	10/01/28	672	691,062
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	1,278	1,312,310
Federal Home Loan Mortgage Corp.	3.000%	06/01/42	506	504,966
Federal Home Loan Mortgage Corp.	3.000%	10/01/42	850	847,628
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,062	1,058,954
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	2,782	2,769,399
Federal Home Loan Mortgage Corp.	3.000%	12/01/44	1,224	1,218,370
Federal Home Loan Mortgage Corp.	3.000%	03/01/45	951	946,249
Federal Home Loan Mortgage Corp.	3.000%	03/01/45	1,364	1,357,380
Federal Home Loan Mortgage Corp.	3.000%	04/01/45	934	930,313
Federal Home Loan Mortgage Corp.	3.500%	TBA	7,000	7,158,593
Federal Home Loan Mortgage Corp.	3.500%	TBA	4,000	4,082,344
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	887	929,039
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	511	524,530
Federal Home Loan Mortgage Corp.	4.000%	TBA	7,000	7,342,343
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	861	906,451
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	317	333,788
Federal Home Loan Mortgage Corp.	4.000%	10/01/39	850	894,789
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	597	629,174
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	763	806,387
Federal Home Loan Mortgage Corp.	4.000%	01/01/42	222	233,670
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,161	1,218,922
Federal Home Loan Mortgage Corp.	4.500%	02/01/19	19	19,692
Federal Home Loan Mortgage Corp.	4.500%	07/01/19	146	149,053
Federal Home Loan Mortgage Corp.	4.500%	07/01/20	83	85,949
Federal Home Loan Mortgage Corp.	4.500%	02/01/39	138	148,592
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	230	247,523
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	2,094	2,252,215
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	205	219,706
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	322	346,412
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	2,432	2,615,631
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	799	858,655
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	242	259,653
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	173	186,127
Federal Home Loan Mortgage Corp.	4.500%	10/01/41	305	326,664
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	74	75,932
Federal Home Loan Mortgage Corp.	5.000%	12/01/18	43	44,625
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	100	103,675
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	104	107,450
Federal Home Loan Mortgage Corp.	5.000%	12/01/19	21	21,336
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	482	528,543
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	24	26,070
Federal Home Loan Mortgage Corp.	5.000%	10/01/35	11	12,124
Federal Home Loan Mortgage Corp.	5.000%	07/01/37	780	853,022
Federal Home Loan Mortgage Corp.	5.000%	05/01/39	104	112,719
Federal Home Loan Mortgage Corp.	5.500%	12/01/33	152	168,873
Federal Home Loan Mortgage Corp.	5.500%	01/01/34	59	65,978
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	105	117,731
Federal Home Loan Mortgage Corp.	5.500%	07/01/34	330	370,698
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	89	98,649
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	704	780,585
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	76	83,965
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	191	211,921
Federal Home Loan Mortgage Corp.	6.000%	03/01/32	331	380,358
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	109	122,627
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	90	102,010

Federal Home Loan Mortgage Corp.	6.000%	01/01/37	73	83,003
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	43	48,268
Federal Home Loan Mortgage Corp.	6.000%	02/01/38	7	8,286
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	92	103,332
Federal Home Loan Mortgage Corp.(i)	6.750%	03/15/31	550	787,088
Federal Home Loan Mortgage Corp.	7.000%	05/01/31	23	25,233
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	15	16,024
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	11	11,958
Federal Home Loan Mortgage Corp.	7.000%	08/01/31	177	198,259
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	7	7,756
Federal National Mortgage Assoc.	1.875%	09/24/26	200	185,914
Federal National Mortgage Assoc.	2.000%	08/01/31	1,159	1,128,349
Federal National Mortgage Assoc.	2.500%	TBA	1,500	1,498,828
Federal National Mortgage Assoc.	2.500%	TBA	3,500	3,501,641
Federal National Mortgage Assoc.	2.500%	01/01/28	1,179	1,192,492
Federal National Mortgage Assoc.	2.500%	10/01/43	860	823,887
Federal National Mortgage Assoc.	3.000%	TBA	2,500	2,559,608
Federal National Mortgage Assoc.(j)	3.000%	TBA	3,000	3,075,982
Federal National Mortgage Assoc.	3.000%	TBA	750	743,437
Federal National Mortgage Assoc.	3.000%	02/01/27	2,660	2,736,809
Federal National Mortgage Assoc.	3.000%	08/01/30	1,668	1,711,831
Federal National Mortgage Assoc.	3.000%	02/01/31	3,583	3,677,216
Federal National Mortgage Assoc.	3.000%	05/01/31	2,149	2,205,915
Federal National Mortgage Assoc.	3.000%	11/01/36	2,926	2,959,934
Federal National Mortgage Assoc.	3.000%	12/01/42	2,326	2,319,087
Federal National Mortgage Assoc.	3.000%	04/01/43	7,175	7,152,462
Federal National Mortgage Assoc.	3.000%	07/01/43	1,734	1,728,315
Federal National Mortgage Assoc.	3.000%	08/01/43	4,683	4,667,724
Federal National Mortgage Assoc.	3.500%	TBA	1,000	1,020,820
Federal National Mortgage Assoc.	3.500%	07/01/27	1,959	2,044,671
Federal National Mortgage Assoc.	3.500%	06/01/39	767	789,445
Federal National Mortgage Assoc.	3.500%	01/01/42	6,090	6,264,168
Federal National Mortgage Assoc.	3.500%	05/01/42	3,263	3,354,168
Federal National Mortgage Assoc.	3.500%	07/01/42	1,178	1,211,232
Federal National Mortgage Assoc.	3.500%	08/01/42	476	488,850
Federal National Mortgage Assoc.	3.500%	08/01/42	1,449	1,489,406
Federal National Mortgage Assoc.	3.500%	09/01/42	2,310	2,374,362
Federal National Mortgage Assoc.	3.500%	09/01/42	611	627,822
Federal National Mortgage Assoc.	3.500%	11/01/42	438	449,612
Federal National Mortgage Assoc.	3.500%	03/01/43	3,625	3,724,801
Federal National Mortgage Assoc.	3.500%	04/01/43	828	851,179
Federal National Mortgage Assoc.	3.500%	04/01/43	1,266	1,300,620
Federal National Mortgage Assoc.	3.500%	01/01/46	2,562	2,622,461
Federal National Mortgage Assoc.	4.000%	TBA	16,000	16,782,499
Federal National Mortgage Assoc.	4.000%	10/01/41	3,368	3,546,063
Federal National Mortgage Assoc.	4.000%	09/01/44	4,059	4,259,010
Federal National Mortgage Assoc.	4.500%	TBA	1,500	1,605,921
Federal National Mortgage Assoc.	4.500%	TBA	1,000	1,072,187
Federal National Mortgage Assoc.	4.500%	11/01/18	100	103,013
Federal National Mortgage Assoc.	4.500%	01/01/19	55	56,117
Federal National Mortgage Assoc.	4.500%	01/01/19	71	72,383
Federal National Mortgage Assoc.	4.500%	06/01/19	17	17,736
Federal National Mortgage Assoc.	4.500%	07/01/33	82	87,872
Federal National Mortgage Assoc.	4.500%	08/01/33	73	78,604
Federal National Mortgage Assoc.	4.500%	09/01/33	164	175,922
Federal National Mortgage Assoc.	4.500%	10/01/33	44	47,538
Federal National Mortgage Assoc.	4.500%	10/01/33	197	212,112
Federal National Mortgage Assoc.	4.500%	10/01/33	15	16,498
Federal National Mortgage Assoc.	4.500%	01/01/35	2	2,298

Federal National Mortgage Assoc.	4.500%	07/01/39	1,306		1,414,164
Federal National Mortgage Assoc.	4.500%	08/01/39	2,077		2,248,550
Federal National Mortgage Assoc.	4.500%	03/01/41	720		778,302
Federal National Mortgage Assoc.	5.000%	TBA	6,500		7,102,326
Federal National Mortgage Assoc.	5.000%	10/01/18	25		25,970
Federal National Mortgage Assoc.	5.000%	01/01/19	87		89,898
Federal National Mortgage Assoc.	5.000%	03/01/34	387		422,572
Federal National Mortgage Assoc.	5.000%	06/01/35	144		157,441
Federal National Mortgage Assoc.	5.000%	07/01/35	198		216,314
Federal National Mortgage Assoc.	5.000%	09/01/35	124		137,498
Federal National Mortgage Assoc.	5.000%	11/01/35	126		139,474
Federal National Mortgage Assoc.	5.000%	02/01/36	184		201,633
Federal National Mortgage Assoc.	5.000%	05/01/36	93		101,822
Federal National Mortgage Assoc.	5.500%	12/01/17	13		13,362
Federal National Mortgage Assoc.	5.500%	02/01/18	7		7,079
Federal National Mortgage Assoc.	5.500%	05/01/20	40		41,639
Federal National Mortgage Assoc.	5.500%	05/01/21	101		106,807
Federal National Mortgage Assoc.	5.500%	09/01/33	453		506,723
Federal National Mortgage Assoc.	5.500%	10/01/33	119		134,069
Federal National Mortgage Assoc.	5.500%	12/01/33	78		87,059
Federal National Mortgage Assoc.	5.500%	01/01/34	2		2,248
Federal National Mortgage Assoc.	5.500%	12/01/34	310		346,872
Federal National Mortgage Assoc.	5.500%	10/01/35	1,150		1,289,854
Federal National Mortgage Assoc.	5.500%	03/01/36	197		218,686
Federal National Mortgage Assoc.	5.500%	05/01/36	173		192,801
Federal National Mortgage Assoc.	5.500%	04/01/37	169		188,602
Federal National Mortgage Assoc.	6.000%	09/01/17	1		1,036
Federal National Mortgage Assoc.	6.000%	05/01/21	79		83,826
Federal National Mortgage Assoc.	6.000%	08/01/22	67		71,548
Federal National Mortgage Assoc.	6.000%	04/01/33	27		30,648
Federal National Mortgage Assoc.	6.000%	06/01/33	7		7,942
Federal National Mortgage Assoc.	6.000%	10/01/33	545		632,858
Federal National Mortgage Assoc.	6.000%	11/01/33	76		85,462
Federal National Mortgage Assoc.	6.000%	11/01/33	29		32,732
Federal National Mortgage Assoc.	6.000%	11/01/33	8		9,650
Federal National Mortgage Assoc.	6.000%	12/01/33	42		46,904
Federal National Mortgage Assoc.	6.000%	01/01/34	487		554,704
Federal National Mortgage Assoc.	6.000%	02/01/34	107		121,962
Federal National Mortgage Assoc.	6.000%	03/01/34	97		109,351
Federal National Mortgage Assoc.	6.000%	03/01/34	46		51,669
Federal National Mortgage Assoc.	6.000%	07/01/34	268		304,328
Federal National Mortgage Assoc.	6.000%	08/01/34	1		879
Federal National Mortgage Assoc.	6.000%	10/01/34	5		5,637
Federal National Mortgage Assoc.	6.000%	11/01/34	6		7,266
Federal National Mortgage Assoc.	6.000%	11/01/34	57		64,667
Federal National Mortgage Assoc.	6.000%	12/01/34	25		28,295
Federal National Mortgage Assoc.	6.000%	01/01/35	96		110,831
Federal National Mortgage Assoc.	6.000%	01/01/35	324		371,466
Federal National Mortgage Assoc.	6.000%	02/01/35	6		6,820
Federal National Mortgage Assoc.	6.000%	02/01/35	84		94,442
Federal National Mortgage Assoc.	6.000%	02/01/35	351		400,881
Federal National Mortgage Assoc.	6.000%	03/01/35	4		4,499
Federal National Mortgage Assoc.	6.000%	04/01/35	1		1,617
Federal National Mortgage Assoc.	6.000%	07/01/36	73		81,931
Federal National Mortgage Assoc.	6.000%	02/01/37	125		141,254
Federal National Mortgage Assoc.	6.000%	05/01/37	46		52,523
Federal National Mortgage Assoc.	6.000%	06/01/37	1		1,427
Federal National Mortgage Assoc.	6.000%	08/01/37	31		34,576
Federal National Mortgage Assoc.	6.000%	08/01/37	—	(k)	346
Federal National Mortgage Assoc.	6.000%	09/01/37	1		945

Federal National Mortgage Assoc.	6.000%	10/01/37	48	54,114
Federal National Mortgage Assoc.	6.000%	05/01/38	118	133,346
Federal National Mortgage Assoc.	6.000%	06/01/38	3	3,508
Federal National Mortgage Assoc.(h)	6.250%	05/15/29	1,245	1,666,325
Federal National Mortgage Assoc.	6.500%	07/01/17	1	689
Federal National Mortgage Assoc.	6.500%	09/01/17	5	5,070
Federal National Mortgage Assoc.	6.500%	07/01/32	62	68,579
Federal National Mortgage Assoc.	6.500%	07/01/32	2	2,717
Federal National Mortgage Assoc.	6.500%	09/01/32	78	86,443
Federal National Mortgage Assoc.	6.500%	09/01/32	15	16,880
Federal National Mortgage Assoc.	6.500%	09/01/32	102	114,282
Federal National Mortgage Assoc.	6.500%	09/01/32	73	81,236
Federal National Mortgage Assoc.	6.500%	09/01/32	11	12,535
Federal National Mortgage Assoc.	6.500%	04/01/33	148	167,412
Federal National Mortgage Assoc.	6.500%	11/01/33	97	108,838
Federal National Mortgage Assoc.	6.500%	01/01/34	81	90,518
Federal National Mortgage Assoc.	6.500%	09/01/34	97	107,467
Federal National Mortgage Assoc.	6.500%	10/01/34	216	241,785
Federal National Mortgage Assoc.	6.500%	09/01/36	103	118,025
Federal National Mortgage Assoc.	6.500%	10/01/36	35	39,949
Federal National Mortgage Assoc.	6.500%	11/01/36	45	50,147
Federal National Mortgage Assoc.	6.500%	01/01/37	42	47,220
Federal National Mortgage Assoc.	6.500%	01/01/37	120	134,075
Federal National Mortgage Assoc.(i)	6.625%	11/15/30	480	676,976
Federal National Mortgage Assoc.	7.000%	02/01/32	41	46,016
Federal National Mortgage Assoc.	7.000%	03/01/32	3	2,894
Federal National Mortgage Assoc.	7.000%	05/01/32	22	25,679
Federal National Mortgage Assoc.	7.000%	06/01/32	25	28,226
Federal National Mortgage Assoc.	7.000%	07/01/32	68	76,933
Federal National Mortgage Assoc.(h)(i)	7.125%	01/15/30	3,195	4,608,273
Federal National Mortgage Assoc.	7.500%	05/01/32	18	17,960
Government National Mortgage Assoc.	3.000%	TBA	12,000	12,085,078
Government National Mortgage Assoc.	3.000%	12/20/44	493	498,350
Government National Mortgage Assoc.	3.000%	03/15/45	1,557	1,571,858
Government National Mortgage Assoc.	3.500%	TBA	21,500	22,292,812
Government National Mortgage Assoc.	3.500%	12/20/42	1,999	2,081,736
Government National Mortgage Assoc.	3.500%	05/20/43	619	645,052
Government National Mortgage Assoc.	3.500%	04/20/45	2,988	3,101,273
Government National Mortgage Assoc.	4.000%	TBA	3,000	3,162,832
Government National Mortgage Assoc.	4.000%	06/15/40	144	152,224
Government National Mortgage Assoc.	4.000%	05/20/41	113	120,533
Government National Mortgage Assoc.	4.000%	12/20/42	1,001	1,062,100
Government National Mortgage Assoc.	4.500%	TBA	1,000	1,067,656
Government National Mortgage Assoc.	4.500%	04/15/40	1,083	1,158,868
Government National Mortgage Assoc.	4.500%	01/20/41	810	874,644
Government National Mortgage Assoc.	4.500%	02/20/41	1,378	1,487,604
Government National Mortgage Assoc.	4.500%	03/20/41	692	746,923
Government National Mortgage Assoc.	5.000%	10/20/37	183	202,232
Government National Mortgage Assoc.	5.000%	04/20/45	1,132	1,216,669
Government National Mortgage Assoc.	5.500%	08/15/33	305	341,196
Government National Mortgage Assoc.	5.500%	08/15/33	271	302,724
Government National Mortgage Assoc.	5.500%	09/15/33	88	97,567
Government National Mortgage Assoc.	5.500%	12/15/33	48	53,277
Government National Mortgage Assoc.	5.500%	03/15/34	204	229,186
Government National Mortgage Assoc.	5.500%	12/15/34	459	524,501
Government National Mortgage Assoc.	5.500%	07/15/35	103	115,354
Government National Mortgage Assoc.	5.500%	04/15/36	171	193,635
Government National Mortgage Assoc.	6.000%	11/15/23	1	684
Government National Mortgage Assoc.	6.000%	05/15/32	1	638

Government National Mortgage Assoc.	6.000%	04/15/33	14		15,898
Government National Mortgage Assoc.	6.000%	12/15/33	157		179,696
Government National Mortgage Assoc.	6.000%	01/15/34	64		72,625
Government National Mortgage Assoc.	6.000%	01/15/34	91		105,040
Government National Mortgage Assoc.	6.000%	01/15/34	50		58,613
Government National Mortgage Assoc.	6.000%	06/20/34	167		193,117
Government National Mortgage Assoc.	6.000%	07/15/34	122		139,538
Government National Mortgage Assoc.	6.500%	10/15/23	1		1,583
Government National Mortgage Assoc.	6.500%	12/15/23	7		7,902
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,397
Government National Mortgage Assoc.	6.500%	01/15/24	1		1,626
Government National Mortgage Assoc.	6.500%	01/15/24	4		5,093
Government National Mortgage Assoc.	6.500%	01/15/24	15		16,989
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,598
Government National Mortgage Assoc.	6.500%	01/15/24	26		29,286
Government National Mortgage Assoc.	6.500%	01/15/24	81		91,852
Government National Mortgage Assoc.	6.500%	01/15/24	22		25,222
Government National Mortgage Assoc.	6.500%	01/15/24	52		59,097
Government National Mortgage Assoc.	6.500%	01/15/24	—	(k)	219
Government National Mortgage Assoc.	6.500%	02/15/24	8		8,833
Government National Mortgage Assoc.	6.500%	02/15/24	11		12,217
Government National Mortgage Assoc.	6.500%	02/15/24	4		4,537
Government National Mortgage Assoc.	6.500%	02/15/24	10		11,496
Government National Mortgage Assoc.	6.500%	02/15/24	24		27,782
Government National Mortgage Assoc.	6.500%	02/15/24	30		34,220
Government National Mortgage Assoc.	6.500%	03/15/24	5		5,560
Government National Mortgage Assoc.	6.500%	03/15/24	3		3,059
Government National Mortgage Assoc.	6.500%	03/15/24	5		5,707
Government National Mortgage Assoc.	6.500%	04/15/24	1		1,133
Government National Mortgage Assoc.	6.500%	04/15/24	6		7,189
Government National Mortgage Assoc.	6.500%	04/15/24	4		4,275
Government National Mortgage Assoc.	6.500%	04/15/24	9		10,302
Government National Mortgage Assoc.	6.500%	04/15/24	21		24,006
Government National Mortgage Assoc.	6.500%	04/15/24	5		5,435
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,767
Government National Mortgage Assoc.	6.500%	04/15/24	2		2,114
Government National Mortgage Assoc.	6.500%	05/15/24	37		41,664
Government National Mortgage Assoc.	6.500%	05/15/24	5		5,946
Government National Mortgage Assoc.	6.500%	05/15/24	9		9,642
Government National Mortgage Assoc.	6.500%	10/15/24	34		37,761
Government National Mortgage Assoc.	6.500%	11/15/28	8		9,398
Government National Mortgage Assoc.	6.500%	08/15/31	8		9,179
Government National Mortgage Assoc.	6.500%	12/15/31	14		16,369
Government National Mortgage Assoc.	6.500%	01/15/32	29		32,781
Government National Mortgage Assoc.	6.500%	02/15/32	56		63,325
Government National Mortgage Assoc.	6.500%	06/15/32	26		29,364
Government National Mortgage Assoc.	6.500%	07/15/32	52		58,522
Government National Mortgage Assoc.	6.500%	08/15/32	8		9,558
Government National Mortgage Assoc.	6.500%	08/15/32	10		11,412
Government National Mortgage Assoc.	6.500%	08/15/32	9		10,147
Government National Mortgage Assoc.	6.500%	08/15/32	42		48,048
Government National Mortgage Assoc.	6.500%	08/15/32	257		298,974
Government National Mortgage Assoc.	6.500%	08/15/34	28		32,243
Government National Mortgage Assoc.	6.500%	06/15/35	58		66,811
Government National Mortgage Assoc.	6.500%	09/15/36	63		73,960
Government National Mortgage Assoc.	8.000%	01/15/24	12		12,277
Government National Mortgage Assoc.	8.000%	07/15/24	1		880
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%	06/30/22	2,835		2,887,190
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%	06/30/25	915		938,901
Iraq Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.149%	01/18/22	1,000		995,517

Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	04/26/24	500	595,120
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%(l)	01/15/30	870	579,697
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.962%(l)	04/15/30	1,705	1,128,326
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	945	948,386
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	510	730,915
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%	09/29/21	800	780,927

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $249,654,513)				250,952,673

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds	2.500%	02/15/45	9,490	8,527,287
U.S. Treasury Bonds(a)	2.875%	11/15/46	2,785	2,702,210
U.S. Treasury Bonds	3.000%	11/15/44	190	189,132
U.S. Treasury Bonds	4.250%	11/15/40	440	537,041
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	30,192	34,821,849
U.S. Treasury Notes	1.625%	03/15/20	660	662,372
U.S. Treasury Notes(a)	1.875%	02/28/22	10,765	10,741,877
U.S. Treasury Notes	2.125%	06/30/21	10,510	10,635,626
U.S. Treasury Notes	2.125%	09/30/21	32,530	32,865,449
U.S. Treasury Notes(a)	2.125%	02/29/24	12,820	12,750,887
U.S. Treasury Notes	2.125%	05/15/25	450	443,215
U.S. Treasury Strips Coupon	2.184%(l)	02/15/28	2,115	1,590,691
U.S. Treasury Strips Coupon	2.241%(l)	05/15/28	1,055	786,449
U.S. Treasury Strips Coupon	2.280%(l)	02/15/29	1,055	766,593
U.S. Treasury Strips Coupon	2.384%(l)	05/15/29	2,175	1,567,599
U.S. Treasury Strips Coupon	2.519%(l)	08/15/25	1,930	1,571,514
U.S. Treasury Strips Coupon	2.783%(l)	08/15/29	1,000	715,956
U.S. Treasury Strips Coupon	2.878%(l)	05/15/31	1,000	674,860
U.S. Treasury Strips Coupon	3.042%(l)	11/15/35	2,000	1,153,142
U.S. Treasury Strips Coupon	3.202%(l)	08/15/40	2,000	962,584

TOTAL U.S. TREASURY OBLIGATIONS (cost $125,012,096)				124,666,333

TOTAL LONG-TERM INVESTMENTS (cost $1,416,349,318)				2,195,036,753

			Shares
SHORT-TERM INVESTMENTS — 19.4%
AFFILIATED MUTUAL FUNDS — 19.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(m)			10,840,364	100,598,582
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(m)			307,940,172	307,940,172
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $74,915,415; includes $74,843,860 of cash collateral for securities on loan)(m)(n)			74,913,139	74,928,121

TOTAL AFFILIATED MUTUAL FUNDS (cost $486,576,780)				483,466,875

			Notional Amount (000)#
OPTION PURCHASED* — 0.0%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $243,522)			337	236,953

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(h) (cost $2,191,630)	0.751%(g)	06/15/17	2,195	2,191,793

TOTAL SHORT-TERM INVESTMENTS (cost $489,011,932)				485,895,621

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTION WRITTEN — 106.8% (cost $1,905,361,250)				2,680,932,374

SECURITY SOLD SHORT — (0.0%)
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $1,010,781)	3.500%	TBA	1,000	(1,022,891)

			Notional Amount (000)#
OPTION WRITTEN* — (0.0%)
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $48,306)			337	(42,125)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTION WRITTEN — 106.8% (cost $1,904,302,163)				2,679,867,358
Liabilities in excess of other assets(o) — (6.8)%				(170,373,916)

NET ASSETS — 100.0%				$2,509,493,442

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,188,939; cash collateral of $74,843,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $19,869,419 and 0.8% of net assets.
(d)	Interest rate not available as of March 31, 2017.
(e)	Indicates a security that has been deemed illiquid; the aggregate value of $11,546,191 is approximately 0.5% of net assets.
(f)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,000,000 is approximately 0.1% of net assets.
(k)	Less than $500 par.
(l)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(m)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(n)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
602	2 Year U.S. Treasury Notes	Jun. 2017	$130,194,307	$130,304,781	$110,474
667	5 Year U.S. Treasury Notes	Jun. 2017	78,481,250	78,523,617	42,367
402	10 Year U.S. Treasury Notes	Jun. 2017	49,903,126	50,074,125	170,999
326	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	51,942,857	52,363,750	420,893
9	Mini MSCI EAFE Index	Jun. 2017	787,771	801,900	14,129
105	S&P 500 E-Mini Index	Jun. 2017	12,429,165	12,385,800	(43,365)
24	S&P 500 Index	Jun. 2017	14,178,390	14,155,200	(23,190)

					692,307

	Short Position:
220	20 Year U.S. Treasury Bonds	Jun. 2017	33,045,612	33,185,625	(140,013)

					$552,294

A U.S. Treasury Obligation with a market value of $2,191,793 has been segregated with Goldman Sachs & Co. and U.S. Government Agency Obligations with a combined market value of $2,882,368 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,536)	$(1,056,142)	$(58,606)

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
115,305	09/09/17	0.539%	1 Day USOIS(1)	$404	$245,978	$245,574
94,515	10/18/17	0.607%	1 Day USOIS(1)	236	207,808	207,572
52,530	11/09/17	0.626%	1 Day USOIS(1)	268	130,613	130,345
18,015	08/31/21	2.015%	3 Month LIBOR(1)	2,267	19,777	17,510
700	12/31/22	1.412%	3 Month LIBOR(1)	153	27,213	27,060
2,080	05/31/23	1.203%	3 Month LIBOR(1)	162	115,653	115,491
1,785	05/31/23	1.399%	3 Month LIBOR(1)	(32,437)	78,860	111,297
5,865	08/15/23	1.459%	3 Month LIBOR(1)	278,383	252,027	(26,356)
5,592	11/15/23	2.209%	3 Month LIBOR(1)	134	(6,187)	(6,321)
5,570	09/04/25	2.214%	3 Month LIBOR(1)	190	40,674	40,484
22,150	01/08/26	2.210%	3 Month LIBOR(1)	238	210,647	210,409
140	05/15/26	1.652%	3 Month LIBOR(1)	6	8,109	8,103

				$250,004	$1,331,172	$1,081,168

U.S. Government Agency Obligations with a combined market value of $2,789,557 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3- unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,180,954,022	$44,897,340	$—
Preferred Stocks	1,322,900	419,633	—
Unaffiliated Exchange Traded Fund	1,247,420	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	37,349,718	4,248,625
Non-Residential Mortgage-Backed Securities	—	63,323,043	—
Residential Mortgage-Backed Securities	—	15,271,716	—
Bank Loans	—	1,447,069	—
Commercial Mortgage-Backed Securities	—	115,454,152	—
Corporate Bonds	—	254,894,179	8,820
Municipal Bonds	—	15,826,716	—
Non-Corporate Foreign Agencies	—	20,038,363	—
Residential Mortgage-Backed Securities	—	33,961,264	15,611,974
Sovereign Bonds	—	13,140,793	—
U.S. Government Agency Obligations	—	250,952,673	—
U.S. Treasury Obligations	—	126,858,126	—
Affiliated Mutual Funds	483,466,875	—	—
Option Purchased	236,953	—	—
U.S. Government Agency Obligation - Short	—	(1,022,891)	—
Option Written	(42,125)	—	—
Other Financial Instruments*
Futures Contracts	552,294	—	—
Centrally Cleared Credit Default Swap Agreements	—	(58,606)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,081,168	—

Total	$1,667,738,339	$993,834,456	$19,869,419

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/2017
Credit contracts	$(58,606)
Equity contracts	(52,426)
Interest rate contracts	1,880,716

Total	$1,769,684

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 85.4%
ASSET-BACKED SECURITIES — 13.3%
COLLATERALIZED LOAN OBLIGATIONS — 4.8%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.473	%(a)	07/15/26	500	$499,968
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210	%(a)	04/20/25	3,300	3,298,491
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623	%(a)	10/15/26	1,750	1,755,812
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.483	%(a)	07/17/26	1,000	1,002,750
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.441	%(a)	10/22/25	1,300	1,299,992
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A(b)	—	%(a)(c)	10/22/25	1,000	999,500
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A(b)	—	%(a)(c)	04/17/26	1,100	1,099,450
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623	%(a)	10/17/26	2,750	2,750,092
Benefit Street Partners CLO I Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	3.273	%(a)	10/15/25	1,000	1,006,325
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.223	%(a)	07/15/24	900	900,166
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	%(a)	04/17/25	2,600	2,602,227
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473	%(a)	07/15/26	1,500	1,501,249
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500	%(a)	01/20/26	2,500	2,500,106
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.563	%(a)	04/15/27	2,250	2,252,865
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.573	%(a)	07/15/26	250	250,003
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A(b)	—	%(a)(c)	10/15/26	1,000	999,500
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530	%(a)	07/20/27	1,000	1,004,049
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.598	%(a)	10/25/26	4,375	4,375,116
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	702,260
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.534	%(a)	05/07/26	1,250	1,250,347
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	%(a)	04/15/25	7,300	7,299,503
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.390	%(a)	10/20/26	750	750,920
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.474	%(a)	01/18/26	3,300	3,308,513
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(a)	10/25/28	3,250	3,264,230
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143	%(a)	07/15/25	300	300,164
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163	%(a)	04/15/24	4,200	4,202,696
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A(b)	—	%(a)(c)	04/20/29	1,750	1,750,000

					52,926,294

NON-RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.8%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.382	%(a)	01/25/41	644	654,473
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	3,200	3,194,173
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	1,300	1,294,624
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/20/25	700	697,089
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,040	1,048,620
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21	1,600	1,629,938
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,000	1,010,576
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,100	4,108,297
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,100	1,098,151
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/18/29	2,500	2,544,731
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/18/28	2,600	2,662,606
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	2,300	2,278,983
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	3,737	3,760,303
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,249,288

					31,231,852

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
ABFC Trust, Series 2004-OPT1, Class M1	2.032	%(a)	08/25/33	1,024	981,452
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.882	%(a)	09/25/33	1,024	963,611
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3	5.482	%(a)	01/25/33	1,870	1,844,860
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.942	%(a)	09/25/34	539	535,824
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.907	%(a)	10/25/31	325	328,920
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4	4.385	%(a)	09/25/33	2,400	2,232,130
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.807	%(a)	05/25/34	819	787,129
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.762	%(a)	10/25/34	1,568	1,532,886
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	2.157	%(a)	06/15/33	906	873,056
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.962	%(a)	01/15/34	942	921,181
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.882	%(a)	08/25/34	1,296	1,245,071
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/28/31	825	823,646
Bayview Opportunity Master Fund lIIb NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	2,552	2,554,826
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.882	%(a)	03/25/34	2,951	2,842,010

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.707	%(a)	04/25/34	1,935	1,819,449
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	699	716,609
CIM Trust, Series 2017-3, Class A3, 144A(b)	2.977	%(a)	01/25/57	2,420	2,415,463
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	3.232	%(a)	08/25/32	37	34,106
Credit Suisse Mortgage Trust, Series 2016-16-RPL1, Class A1, 144A	3.930	%(a)	12/25/46	4,845	4,868,317
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.742%		07/25/34	423	400,760
FBR Securitization Trust, Series 2005-2, Class M1	1.702	%(a)	09/25/35	1,571	1,559,421
Fremont Home Loan Trust, Series 2003-B, Class M1	2.032	%(a)	12/25/33	155	146,856
GSAMP Trust, Series 2004-FM1, Class M1	1.957	%(a)	11/25/33	1,345	1,275,263
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.732	%(a)	02/25/34	2,618	2,530,342
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.762	%(a)	02/25/34	1,489	1,433,641
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	2.182	%(a)	08/25/35	404	387,160
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	1.502	%(a)	06/25/35	1,202	1,161,908
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.182	%(a)	05/25/33	816	794,864
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	2.002	%(a)	10/25/33	583	553,008
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.032	%(a)	12/25/33	536	522,279
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.852	%(a)	11/25/34	3,688	3,453,790
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.912	%(a)	06/25/34	1,444	1,406,018
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.897	%(a)	07/25/34	1,189	1,139,076
New Century Home Equity Loan Trust, Series 2003-4, Class M1	2.107	%(a)	10/25/33	2,173	2,099,330
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.747	%(a)	02/25/35	2,469	2,326,470
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.721%		02/25/34	829	849,807
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.762	%(a)	02/25/34	2,322	2,189,855
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.747	%(a)	02/25/35	1,038	975,990
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.687	%(a)	03/25/34	1,959	1,812,045
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	2.182	%(a)	08/25/34	1,400	1,272,283
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46	1,448	1,458,710
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	2,092	2,113,418
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	3,544	3,559,933

					63,742,773

TOTAL ASSET-BACKED SECURITIES (cost $141,760,265)					147,900,919

BANK LOANS(a) — 1.1%
Diversified Manufacturing — 0.1%
CeramTec GmbH (Germany)	3.750%		08/30/20	EUR	900	964,323

Healthcare & Pharmaceutical — 0.1%
Valeant Pharmaceuticals International, Inc.	5.570%		04/01/22		1,078	1,081,767

Retailers — 0.2%
Euro Garages (United Kingdom)	5.867%		01/30/23	GBP	1,000	1,254,986
Rite Aid Corp.	4.875%		06/21/21		1,375	1,376,719

						2,631,705

Supermarkets — 0.1%
Albertsons LLC	4.055%		08/25/21		854	857,070

Technology — 0.5%
Action Nederland BV	4.250%		02/25/22	EUR	1,100	1,187,565
BMC Software Finance, Inc.	5.109%		09/10/20		486	485,681
Dell International LLC	3.150%		12/31/18		2,800	2,801,361
Dell International LLC	3.650%		09/07/23		798	800,993

						5,275,600

Transportation Services — 0.1%
Scandlines GmbH (Germany)	4.250%		12/03/20	EUR	1,675	1,805,626

TOTAL BANK LOANS (cost $13,412,199)						12,616,091

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49		2,300	2,242,701
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36		1,170	1,141,552
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36		510	495,545
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36		430	419,712
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.609	%(a)	08/14/36		1,560	1,502,412
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.762	%(a)	12/15/27		5,000	5,003,125
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,307,645
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49		3,500	3,482,634
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49		5,100	5,106,032
Cityline Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(a)	11/10/31		2,400	2,344,679
Cityline Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(a)	11/10/31		900	862,721
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,992,418
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	3,929,993
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,250,158
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47		3,600	3,745,513
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	4,950,253
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		2,600	2,683,923
COMM Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		2,100	2,186,060
COMM Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49		2,500	2,405,446
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49		300	309,720
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $1,317,944; purchased 12/09/16)(d)(e)	3.808	%(a)	12/10/36		1,400	1,354,593
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35		3,000	2,980,713
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.618	%(a)	06/25/20		8,856	330,875
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(a)	05/25/22		27,656	1,670,063

FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.478	%(a)	06/25/22	15,776	998,187
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.880	%(a)	10/25/22	10,862	433,656
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.816	%(a)	01/25/23	136,015	5,168,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.754	%(a)	01/25/25	83,494	3,984,823
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.893	%(a)	12/25/25	89,665	5,734,639
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	%(a)	03/25/26	13,981	1,383,469
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.757	%(a)	05/25/19	21,719	632,583
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.691	%(a)	07/25/19	26,430	789,139
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	1,430	1,435,575
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,281,704
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	2,300	2,328,789
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,986,653
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,620,534
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	2,900	2,752,386
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.573	%(a)	08/15/45	44,471	2,529,695
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,712,756
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,305,920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.969	%(a)	07/15/46	4,800	5,109,132
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,189,671
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	2,000	1,931,881
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	2,900	2,837,775
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,636,105
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,842,967
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.760	%(a)	06/15/49	553	553,382
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,414,021
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	4,600	4,382,025

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $133,549,777)					131,674,567

CORPORATE BONDS — 40.4%
Agriculture — 0.3%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,375	2,377,558
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	895	1,009,032

					3,386,590

Airlines — 0.7%
American Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%		01/15/28		1,789	1,784,119
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(e)	6.703%		06/15/21		1	592
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22		1,396	1,535,303
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21		364	383,515
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20		1,180	1,189,553
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22		933	1,077,286
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19		360	375,385
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19		442	465,419
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A(f)	6.636%		07/02/22		701	758,057

						7,569,229

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	575	628,367

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		1,755	1,648,782
Ford Motor Co., Sr. Unsec’d. Notes(f)	5.291%		12/08/46		525	523,792
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		2,225	2,234,610
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		1,350	1,440,332
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		1,885	2,076,024
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		210	241,441
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%		01/15/24	EUR	350	369,461

						8,534,442

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	701	752,652
IHO Verwaltungs GmbH (Germany), 1st Lien, 144A	3.750%		09/15/26	EUR	1,050	1,137,505
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	1,075	1,174,280
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	1,275	1,433,515

						4,497,952

Banks — 9.9%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49		3,500	3,605,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		1,775	1,992,750
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		4,590	4,672,441
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		4,275	4,301,531
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24		1,150	1,192,318
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		3,750	3,917,014
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(a)	01/20/48		1,200	1,207,757
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		1,735	1,779,322
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		1,290	1,307,224
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27		720	719,814
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21		3,700	3,756,799
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24		1,190	1,210,224
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	%(a)	12/31/49		1,355	1,412,588
Citigroup, Inc., Jr. Sub. Notes, Series R(f)	6.125	%(a)	12/31/49		1,085	1,144,675
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,995	4,395,663

Citigroup, Inc., Sub. Notes	4.450%	09/29/27		2,630	2,661,673
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24		1,050	1,065,869
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21		900	905,461
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.700%	05/30/24		159	156,286
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26		280	268,782
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26		1,150	1,181,513
Discover Bank, Sub. Notes	7.000%	04/15/20		2,005	2,236,547
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%	04/25/19		425	428,105
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375%(a)	12/31/49		1,950	1,993,875
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26		125	125,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27		1,775	1,783,657
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22		4,200	4,724,496
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18		1,355	1,411,612
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41		2,195	2,756,551
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D, MTN	6.000%	06/15/20		2,420	2,678,790
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37		440	542,933
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%(a)	04/29/49		6,130	6,352,212
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100%(a)	12/31/49		1,450	1,532,287
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20		5,400	5,470,427
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26		1,740	1,654,329
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	3.200%	06/15/26		3,020	2,932,287
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22		500	509,126
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20		600	636,294
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27		420	430,299
JPMorgan Chase & Co., Sub. Notes(f)	4.950%	06/01/45		715	753,297
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%	03/24/21		1,155	1,260,441
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20		2,650	2,894,929
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18		1,125	1,124,200
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%(a)	12/31/49		975	992,648
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47		1,730	1,731,253
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21		1,920	2,131,308
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23		1,535	1,585,201
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21		2,080	2,306,620
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26		2,725	2,600,944
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19		2,635	2,845,252
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26		750	768,206
Northern Trust Corp., Sub. Notes	3.950%	10/30/25		600	632,906
People’s United Bank, Sub. Notes	4.000%	07/15/24		550	547,592
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24		975	1,011,340
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	10/16/20		1,550	1,551,615
State Street Corp., Jr. Sub. Notes	4.956%	03/15/18		3,025	3,110,607
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19		625	629,711

					109,532,403

Beverages — 0.0%
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18		375	384,075

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51		2,948	2,949,834

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22		1,200	1,296,600
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	900	998,528
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(e)	5.375%	11/15/24		3,000	3,039,360
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24		600	621,000

					5,955,488

Chemicals — 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	870	903,921
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	420	455,636
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	450	527,654
Ashland, Inc., Gtd. Notes	6.875%	05/15/43	3,000	3,210,000
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	675	572,062
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	700	610,750
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	380	396,150
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	300	326,607
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	125	128,198
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	1,002	1,579,931
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	3,550	4,019,072
Mosaic Co. (The), Sr. Unsec’d. Notes(f)	5.450%	11/15/33	465	487,789
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	155	159,594
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%	04/01/23	3,058	3,744,604

				17,121,968

Commercial Services — 0.6%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	1,375	1,430,000
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	6.700%	06/01/34	920	1,116,601
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	7.000%	10/15/37	770	973,196
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	2,000	2,155,000
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	650	669,500
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	450	454,500

				6,798,797

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	905	927,364
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	770	805,224
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%(a)	10/05/17	3,360	3,369,804
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%(a)	10/05/18	630	637,591

				5,739,983

Diversified Financial Services — 1.1%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%(a)	02/13/22	3,000	3,000,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	4,000	4,205,000
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	354	373,808
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	295	333,470
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	1,400	1,508,487
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	650	705,080
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875%	05/02/18	2,740	181,114
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	1.752%(a)	07/03/33	365	325,990
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28	1,485	1,506,279

				12,139,228

Electric — 3.3%
AES Corp., Sr. Unsec’d. Notes(f)	5.500%	04/15/25	5,000	5,062,500

Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23		550	563,519
Calpine Corp., Sr. Unsec’d. Notes(f)	5.375%	01/15/23		396	399,485
Calpine Corp., Sr. Unsec’d. Notes(f)	5.750%	01/15/25		1,350	1,341,563
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(f)	4.300%	12/01/56		235	235,962
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(e)	5.125%	06/15/21	EUR	1,350	1,513,274
Dominion Resources Inc., Jr. Sub. Notes	4.104%	04/01/21		2,710	2,826,576
Dynegy, Inc., Gtd. Notes(f)	5.875%	06/01/23		2,400	2,199,000
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		1,000	990,000
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35		2,325	2,668,995
Emera US Finance LP (Canada), Gtd. Notes	3.550%	06/15/26		820	806,082
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%	10/07/39		1,450	1,652,597
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26		235	232,288
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17		1,930	1,972,068
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39		1,900	1,970,290
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%	03/15/18		1,800	1,806,572
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		400	436,923
Great Plains Energy, Inc., Sr. Unsec’d. Notes(f)	3.900%	04/01/27		625	631,084
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		1,150	1,347,449
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		3,263	3,338,457
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43		1,950	2,083,741
South Carolina Electric & Gas Co., First Mortgage	4.600%	06/15/43		2,025	2,007,320

					36,085,745

Electronics — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	900	974,183

Entertainment — 0.3%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,508	1,523,834
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%	08/28/20	GBP	1,100	1,449,835

					2,973,669

Food — 0.9%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%(a)	03/15/25		225	218,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		1,925	1,939,438
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(e)	5.750%	06/15/25		2,025	2,045,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(e)	7.250%	06/01/21		1,330	1,366,575
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		1,360	1,278,050
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46		400	375,361
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35		725	752,969
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,578,750

					9,554,643

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		675	781,434
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,000	1,290,894
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		922	987,807

					3,060,135

Gas — 0.3%
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		300	315,356
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		1,345	1,472,826
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43		1,050	1,032,689

					2,820,871

Healthcare-Products — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21		2,780	2,792,162
Medtronic, Inc., Gtd. Notes(h)	3.500%	03/15/25		3,435	3,514,850
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35		1,358	1,423,612

					7,730,624

Healthcare-Services — 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		1,900	2,543,103
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		385	392,200
CHS/Community Health Systems, Inc., Gtd. Notes(f)	7.125%	07/15/20		750	687,188
CHS/Community Health Systems, Inc., Gtd. Notes(f)	8.000%	11/15/19		3,400	3,336,250
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20		745	791,571
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41		750	909,972
DaVita, Inc., Gtd. Notes	5.000%	05/01/25		500	501,250
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		2,705	2,734,755
HCA, Inc., Gtd. Notes	5.375%	02/01/25		2,325	2,423,813
HCA, Inc., Gtd. Notes	5.875%	02/15/26		725	764,875
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23		300	300,000
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27		1,000	1,022,485
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		240	241,087
Select Medical Corp., Gtd. Notes(f)	6.375%	06/01/21		2,600	2,626,000
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%	07/01/22	EUR	1,100	1,263,783
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		500	507,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20		1,570	1,595,513
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		1,260	1,225,061
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37		760	995,498
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37		195	259,515

					25,121,419

Home Builders — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		1,000	1,030,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21		3,500	3,823,750
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		975	975,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21		2,175	2,240,250

					8,069,000

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26		650	640,900

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		670	697,298

Insurance — 2.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%(a)	11/15/20		430	469,600
American International Group, Inc., Sr. Unsec’d. Notes	3.900%	04/01/26		2,120	2,127,189
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,075	1,025,848
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%	03/15/23		4,760	4,761,180
Chubb Corp. (The), Gtd. Notes	6.375%(a)	04/15/37		1,775	1,717,312
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,350	1,672,772

Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22		500	552,038
Liberty Mutual Finance Europe DAC, Company Guarnt, 144A	1.750%	03/27/24	EUR	800	865,448
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		1,030	1,240,777
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40		405	523,195
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%	07/01/19		388	442,895
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		350	356,302
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40		500	634,035
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%	04/30/20		850	931,150
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		150	158,543
Progressive Corp. (The), Jr. Sub. Notes	6.700%(a)	06/15/37		1,015	1,002,313
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		2,310	3,053,434
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20		500	550,119
XLIT Ltd. (Bermuda), Gtd. Notes, Series E	6.500%(a)	12/31/49		1,880	1,579,200

					23,663,350

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26		426	462,743

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(e)	8.500%	10/15/22		1,150	1,193,125

Lodging — 0.3%
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26		575	615,250
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22		1,325	1,336,680
MGM Resorts International, Gtd. Notes	6.625%	12/15/21		1,325	1,465,781

					3,417,711

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes	4.875%	04/01/21		1,050	1,102,500
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,133,038
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,127,896

					4,363,434

Media — 3.3%
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39		65	82,980
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28		1,415	1,864,591
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		2,000	2,055,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		3,300	3,415,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24		800	844,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		1,000	1,050,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		1,425	1,444,594
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		950	978,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%(a)	07/15/25		1,500	1,658,437
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		710	807,094
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		855	984,392

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		225	261,429
Comcast Corp., Gtd. Notes	3.150%	03/01/26		1,190	1,170,829
DISH DBS Corp., Gtd. Notes(f)	4.250%	04/01/18		1,850	1,880,654
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46		495	520,921
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		690	841,699
Liberty Interactive LLC, Sr. Unsec’d. Notes(f)	8.250%	02/01/30		2,250	2,418,750
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		1,035	1,045,971
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	291,924
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22		1,500	1,533,750
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	217,536
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	993,336
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		475	482,125
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.750%	07/01/18		2,620	2,770,472
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17		1,440	1,483,641
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	1,100	1,218,956
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	5.125%	02/15/25		1,175	1,155,906
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		1,140	1,147,125
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42		95	81,876
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43		475	425,109
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750%	01/15/25	EUR	1,000	1,097,367

					36,224,464

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43		410	475,141
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21		825	848,626
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		235	243,665
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		990	1,116,473

					2,683,905

Miscellaneous Manufacturing — 0.4%
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		500	509,300
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21		340	376,493
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	504,348
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%	09/15/17		625	625,305
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19		2,350	2,628,383

					4,643,829

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19		1,180	1,177,047
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21		1,060	1,042,934

					2,219,981

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/23		1,150	1,162,938

Oil & Gas — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%(i)	10/10/36		2,000	816,626
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		945	1,115,374
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46		165	199,605
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40		650	668,812

Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		1,650	1,744,951
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%	11/09/20		600	657,240
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		1,650	1,664,438
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,530	1,699,469
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27		470	452,146
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18		1,750	1,839,528
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		510	556,506
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		1,525	1,541,013
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		1,911	1,949,220

					14,904,928

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	7.000%	07/15/38		450	556,971

Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,125	1,327,910
Greif Nevada Holdings, Sr. Unsec’d. Notes, 144A, MTN	7.375%	07/15/21	EUR	1,470	1,913,205
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,815	2,010,112
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,165	1,215,976

					6,467,203

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		1,020	1,020,193
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,715	1,703,177
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		415	418,786
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		1,850	1,855,028
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		465	466,991
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		625	546,875
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(f)	3.150%	10/01/26		505	465,364
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes	4.100%	10/01/46		160	137,823
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(f)	6.125%	04/15/25		450	346,500

					6,960,737

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46		2,110	2,159,733
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(e)	6.375%	03/30/38		410	420,021
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		115	115,720
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		750	750,879
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	590,674

					4,037,027

Real Estate — 0.0%
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	8,917

Real Estate Investment Trusts (REITs) — 0.3%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		2,000	2,080,000
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	333,735
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,262,788

					3,676,523

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	844,022
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	4.500%	08/01/23	EUR	1,425	1,628,357
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		1,600	1,678,000
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	1,250	1,380,147
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(e)	8.000%	06/15/22		1,350	1,107,000

					6,637,526

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	1,705,190

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		1,850	1,859,753
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		2,975	3,149,781
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,763,125

					6,772,659

Software — 1.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26		1,050	989,301
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22		2,355	2,512,547
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,225	2,386,312
Infor US, Inc., Gtd. Notes(e)	6.500%	05/15/22		950	976,220
Infor US, Inc., Sr. Sec’d. Notes, 144A(e)	5.750%	08/15/20		1,350	1,403,595
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55		435	410,754
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		1,430	1,472,164
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,110,627

					11,261,520

Telecommunications — 1.8%
AT&T Corp., Gtd. Notes	8.250%	11/15/31		55	75,145
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,240,948
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		300	283,208
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		74	65,804
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49		499	444,857
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		850	793,124
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,420,178
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37		500	509,727
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		49	50,347
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57		410	423,564
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,368,457
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	730,318
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,387,750
Sprint Corp., Gtd. Notes(e)(f)	7.625%	02/15/25		500	546,250
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26		1,675	1,834,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,300,291
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		2,796	2,496,828
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	713,990
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		2,517	2,387,823
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37		775	801,249

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	200	214,012

				20,087,995

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	294	301,252

Transportation — 0.1%
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR 1,300	1,490,292

TOTAL CORPORATE BONDS (cost $433,252,393)				447,871,063

NON-CORPORATE FOREIGN AGENCIES — 1.8%
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%	01/21/18	1,100	1,142,165
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	750	731,835
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	4.950%	07/19/22	390	404,294
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	1,665	1,842,206
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20	800	801,136
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%	07/02/18	1,610	1,734,492
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	648,959
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20	1,750	1,849,417
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	250	269,547
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,692,300
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	165	173,168
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	405	428,166
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	2,475	2,795,512
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	1,100	1,131,570
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	1,015	989,848
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	405	424,238
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	370	398,028
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,244,377
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	1,000	1,095,690

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,010,353)				19,796,948

MUNICIPAL BONDS — 1.8%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,610,269
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,201,052
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,058,804
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,715,784

				7,585,909

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	770	1,000,415

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,812,382

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,640,194
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,050	2,950,196

				4,590,390

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	695	801,391
Ohio State Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, BABs	4.879%	12/01/34	450	509,373

				1,310,764

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34	615	774,383

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	800	955,824

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,375	1,797,895

TOTAL MUNICIPAL BONDS (cost $14,872,734)				19,827,962

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.4%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	180	180,463
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.732%(a)	10/27/27	556	555,738
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.132%(a)	10/25/28	1,261	1,262,153
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.140%(a)	09/25/47	1,117	1,010,492
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.280%(a)	02/28/47	3,169	3,187,660
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.432%(a)	01/25/29	1,413	1,428,865
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.532%(a)	07/25/29	700	708,468
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.532%(a)	10/25/24	660	711,465
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.282%(a)	10/25/27	3,460	3,709,642
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2	2.982%(a)	12/25/28	1,550	1,582,076
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.232%(a)	11/25/28	1,450	1,495,487
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.332%(a)	03/25/29	760	765,187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.282%(a)	04/25/29	1,740	1,739,999

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.232%(a)	07/25/29		1,130	1,127,926
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.918%(a)	01/25/37		3,048	2,943,416
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.918%(a)	01/25/37		1,400	1,261,402
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.918%(a)	03/26/37		2,596	2,478,607
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.918%(a)	03/26/37		700	594,977
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1	1.198%(a)	07/19/47		2,252	1,883,892
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A(b)	2.784%(a)	05/01/20		4,631	4,613,247
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A(b)	2.784%(a)	07/01/20		3,206	3,196,827
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.784%(a)	08/01/20		1,793	1,795,492
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A1, 144A(b)	2.784%(a)	10/01/20		3,353	3,340,784
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A2, 144A(b)	4.284%(a)	11/01/20		1,500	1,498,125
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.784%(a)	01/01/21		2,821	2,786,395
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.784%(a)	03/01/21		1,988	1,979,739
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.784%(a)	09/01/21		1,415	1,414,404
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.784%(a)	11/01/21		1,773	1,768,053
LSTAR Securities Investment Trust (Cayman Islands), Series 2017-1, Class A, 144A	2.784%(a)	01/01/22		2,791	2,784,466
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19		26	25,680
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 144A(e)	1.858%(a)	11/10/18		1,510	1,510,190
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A(b)	1.972%(a)	05/10/19		6,310	6,283,233
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.028%(a)	06/10/19		1,100	1,101,717
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.379%(a)	02/25/34		860	863,491
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.272%(a)	12/25/34		4,385	4,248,940
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.982%(a)	07/25/32		515	500,428
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.556%(a)	02/20/54	GBP	2,117	2,650,968
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20		151	150,810

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $70,351,970)					71,140,904

SOVEREIGN BONDS — 3.8%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21		1,175	1,261,950

Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	2,402,994
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		250	257,250
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		2,250	2,486,250
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		600	619,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%		04/30/44		290	319,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		600	663,000
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(e)	3.800%		08/08/17	JPY	680,000	5,831,826
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,060,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	480,154
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		290	322,752
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		2,300	2,599,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,776	3,126,470
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	715	844,761
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	3.750%		06/14/28	EUR	500	570,740
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.875%		07/08/21	EUR	825	939,850
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	1,625	1,851,125
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%		01/23/46		700	670,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		462	449,295
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	459,563
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974	%(i)	05/31/18		296	290,576
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	711,034
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS, MTN, RegS	5.125%		10/15/24		2,100	2,035,320
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22		345	346,300
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		350	374,964
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		1,500	1,706,550
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		440	500,588
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%		10/29/35	EUR	945	1,061,755
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	3.875%		10/29/35	EUR	1,000	1,123,551
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	3.250%		10/26/26		1,450	1,409,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		600	673,507

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%	10/26/22	1,300	1,460,384
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23	200	229,463
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21	500	522,100
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,510	1,647,606

TOTAL SOVEREIGN BONDS (cost $43,727,022)				42,309,228

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corp.	5.500%	10/01/33	844	967,903
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	13	14,688
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	242	275,340
Federal Home Loan Mortgage Corp.	6.000%	05/01/34	144	162,045
Federal Home Loan Mortgage Corp.	6.000%	06/01/34	164	184,795
Federal Home Loan Mortgage Corp.(j)	6.250%	07/15/32	830	1,155,908
Federal Home Loan Mortgage Corp.	6.500%	07/01/32	31	34,654
Federal Home Loan Mortgage Corp.	6.500%	07/01/32	34	37,761
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	78	87,032
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	67	74,190
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	66	76,468
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	174	194,017
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	61	68,318
Federal Home Loan Mortgage Corp.(j)	6.750%	03/15/31	600	858,641
Federal National Mortgage Assoc.	5.500%	02/01/33	29	32,850
Federal National Mortgage Assoc.	5.500%	02/01/33	25	27,989
Federal National Mortgage Assoc.	5.500%	03/01/33	82	91,259
Federal National Mortgage Assoc.	5.500%	03/01/33	79	87,934
Federal National Mortgage Assoc.	5.500%	03/01/33	37	41,440
Federal National Mortgage Assoc.	5.500%	04/01/33	51	56,770
Federal National Mortgage Assoc.	5.500%	04/01/33	56	62,687
Federal National Mortgage Assoc.	5.500%	04/01/33	11	12,681
Federal National Mortgage Assoc.	5.500%	04/01/33	42	47,151
Federal National Mortgage Assoc.	5.500%	07/01/33	59	66,397
Federal National Mortgage Assoc.	5.500%	07/01/33	53	58,614
Federal National Mortgage Assoc.	5.500%	08/01/33	18	19,847
Federal National Mortgage Assoc.	5.500%	02/01/34	49	54,697
Federal National Mortgage Assoc.	5.500%	04/01/34	54	60,910
Federal National Mortgage Assoc.	5.500%	06/01/34	43	48,503
Federal National Mortgage Assoc.	6.000%	10/01/33	333	382,046
Federal National Mortgage Assoc.	6.000%	10/01/33	4	4,393
Federal National Mortgage Assoc.	6.000%	03/01/34	129	145,801
Federal National Mortgage Assoc.	6.000%	02/01/35	288	329,499
Federal National Mortgage Assoc.	6.000%	11/01/36	97	110,006
Federal National Mortgage Assoc.(j)	6.250%	05/15/29	1,090	1,458,871
Federal National Mortgage Assoc.	6.500%	08/01/32	182	208,071
Federal National Mortgage Assoc.	6.500%	09/01/32	130	144,072
Federal National Mortgage Assoc.	6.500%	09/01/32	271	308,396
Federal National Mortgage Assoc.	6.500%	10/01/32	124	139,366
Federal National Mortgage Assoc.	6.500%	04/01/33	250	283,146
Federal National Mortgage Assoc.	6.500%	11/01/33	8	8,930
Federal National Mortgage Assoc.(j)	6.625%	11/15/30	530	747,494

Federal National Mortgage Assoc.	7.000%		05/01/32	124	135,976
Federal National Mortgage Assoc.	7.000%		06/01/32	10	11,358
Federal National Mortgage Assoc.(j)	7.125%		01/15/30	785	1,132,236
Government National Mortgage Assoc.	5.500%		01/15/33	104	116,638
Government National Mortgage Assoc.	5.500%		02/15/33	85	95,685
Government National Mortgage Assoc.	5.500%		05/15/33	204	227,754
Government National Mortgage Assoc.	5.500%		05/15/33	149	165,551
Government National Mortgage Assoc.	5.500%		06/15/33	232	263,594
Government National Mortgage Assoc.	5.500%		09/15/33	129	144,094
Government National Mortgage Assoc.	5.500%		07/15/35	103	115,354
Government National Mortgage Assoc.	6.000%		12/15/32	184	218,291
Government National Mortgage Assoc.	6.000%		11/15/33	91	105,835
Government National Mortgage Assoc.	6.000%		01/15/34	16	18,830
Government National Mortgage Assoc.	6.000%		06/20/34	501	579,351
Government National Mortgage Assoc.	6.000%		11/15/34	782	904,128
Government National Mortgage Assoc.	6.500%		09/15/32	244	276,715
Government National Mortgage Assoc.	6.500%		09/15/32	266	301,622
Government National Mortgage Assoc.	6.500%		09/15/32	127	143,495
Government National Mortgage Assoc.	6.500%		11/15/33	220	249,465
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	1,150	1,154,120
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	510	730,915

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,803,266)					16,322,587

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds(j)(k)	2.500%		05/15/46	2,105	1,885,209
U.S. Treasury Bonds(j)(k)	2.875%		05/15/43	3,955	3,850,719
U.S. Treasury Bonds(f)(j)(k)	2.875%		11/15/46	2,320	2,251,033
U.S. Treasury Bonds(j)(k)	4.250%		11/15/40	2,350	2,868,285
U.S. Treasury Notes(j)	1.375%		04/30/21	285	280,213
U.S. Treasury Notes(j)	1.375%		05/31/21	9,960	9,782,593
U.S. Treasury Notes(f)(k)	1.875%		02/28/22	6,060	6,046,983
U.S. Treasury Notes	2.250%		04/30/21	2,490	2,533,769
U.S. Treasury Notes(j)	2.250%		07/31/21	805	818,238
U.S. Treasury Notes	2.250%		02/15/27	705	695,995
U.S. Treasury Strips Coupon, IO(k)	2.783	%(i)	08/15/29	1,200	859,147
U.S. Treasury Strips Coupon, IO(k)	2.878	%(i)	05/15/31	1,200	809,832
U.S. Treasury Strips Coupon, IO(j)(k)	3.042	%(i)	11/15/35	2,400	1,383,770
U.S. Treasury Strips Coupon, IO(j)	3.202	%(i)	08/15/40	2,400	1,155,101

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,779,528)					35,220,887

				Shares
PREFERRED STOCKS — 0.2%
Banking
Citigroup Capital XIII, 7.409%, (Capital Security, fixed to floating preferred)(a)				45,000	1,199,250
State Street Corp., 5.35%(a)				35,000	921,550

TOTAL PREFERRED STOCKS (cost $2,000,000)					2,120,800

TOTAL LONG-TERM INVESTMENTS (cost $923,519,507)					946,801,956

SHORT-TERM INVESTMENTS — 14.9%
AFFILIATED MUTUAL FUNDS — 14.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(l)	8,966,808	83,211,975
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(l)	57,588,718	57,588,718
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $23,908,963; includes $23,889,966 of cash collateral for securities on loan)(l)(m)	23,905,221	23,910,002

TOTAL AFFILIATED MUTUAL FUNDS (cost $168,471,631)		164,710,695

	Notional Amount (000)#
OPTION PURCHASED* — 0.0%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $60,184)	96	67,500

TOTAL SHORT-TERM INVESTMENTS (cost $168,531,815)		164,778,195

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.3% (cost $1,092,051,322)		1,111,580,151

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $10,316)	96	(12,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.3% (cost $1,092,041,006)		1,111,568,151
Liabilities in excess of other assets(n) — (0.3)%		(3,099,448)

NET ASSETS — 100.0%		$1,108,468,703

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $26,212,265 and 2.4% of net assets.
(c)	Interest rate not available as of March 31, 2017.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $1,317,944. The aggregate value, $1,354,593, is approximately 0.1% of net assets.
(e)	Indicates a security that has been deemed illiquid; the aggregate value of $25,879,564 is approximately 2.3% of net assets.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,414,242; cash collateral of $23,889,966 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(j)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(m)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
3,195	5 Year U.S. Treasury Notes	Jun. 2017	$375,421,575	$376,136,367	$714,792
1,996	10 Year U.S. Treasury Notes	Jun. 2017	248,019,719	248,626,750	607,031
30	20 Year U.S. Treasury Bonds	Jun. 2017	4,510,213	4,525,313	15,100
460	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	73,232,370	73,887,500	655,130

					1,992,053

	Short Position:
4	10 Year Euro-Bund	Jun. 2017	681,571	688,814	(7,243)

					$1,984,810

U.S. Treasury Obligations with a combined market value of $8,782,172 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2017.

Forward foreign currency exchange contracts outstanding at March 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 06/08/17	Goldman Sachs & Co.	MXN	8,053	$407,775	$425,466	$17,691

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/12/17	UBS AG	AUD	559	$412,835	$427,261	$(14,426)
British Pound,
Expiring 04/27/17	Citigroup Global Markets	GBP	5,916	7,481,007	7,417,194	63,813
Euro,
Expiring 04/27/17	Citigroup Global Markets	EUR	11,198	11,893,434	11,960,223	(66,789)
Expiring 04/27/17	Citigroup Global Markets	EUR	17,613	18,971,784	18,812,221	159,563
Expiring 04/27/17	Goldman Sachs & Co.	EUR	500	534,970	534,048	922
Expiring 04/27/17	JPMorgan Chase	EUR	1,027	1,097,300	1,097,406	(106)
Hungarian Forint,
Expiring 04/21/17	Citigroup Global Markets	HUF	219,665	763,934	759,867	4,067
Israeli Shekel,
Expiring 04/21/17	JPMorgan Chase	ILS	400	105,262	110,618	(5,356)
Japanese Yen,
Expiring 04/27/17	Citigroup Global Markets	JPY	45,193	398,934	406,379	(7,445)
Polish Zloty,
Expiring 04/21/17	Barclays Capital Group	PLN	2,314	566,668	583,356	(16,688)
South African Rand,
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	9,060	647,234	674,470	(27,236)

				$42,873,362	$42,783,043	90,319

						$108,010

Cross currency exchange contracts outstanding at March 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
04/27/17	Buy	GBP	233	EUR	270	$3,493	Citigroup Global Markets

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%	5,350	0.289%	$341,964	$307,593	$(34,371)
General Motors Co.	06/20/19	5.000%	1,925	0.291%	216,698	199,018	(17,680)

					$558,662	$506,611	$(52,051)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28.V1	06/20/22	5.000%	13,900	$(872,920)	$(999,243)	$(126,323)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b):
Ameriquest Home Equity	04/28/17	1.500%	264	$341	$—	$341	Goldman Sachs & Co.
Ameriquest Home Equity	04/28/17	1.500%	167	216	—	216	Goldman Sachs & Co.
Ameriquest Home Equity	04/28/17	1.500%	173	223	—	223	Goldman Sachs & Co.
Ameriquest Home Equity	04/28/17	1.500%	263	339	—	339	Goldman Sachs & Co
Banc of America Prime Mortgage	04/27/17	1.500%	30	41	—	41	Goldman Sachs & Co.
Banc of America Prime Mortgage	04/27/17	1.500%	41	56	—	56	Goldman Sachs & Co.
Banc of America Prime Mortgage	04/28/17	1.500%	988	1,276	—	1,276	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/28/17	1.500%	421	543	—	543	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/28/17	1.500%	120	155	—	155	Goldman Sachs & Co.
Chase Mortgage	04/28/17	1.500%	524	676	—	676	Goldman Sachs & Co.
Chase Mortgage	04/28/17	1.500%	460	594	—	594	Goldman Sachs & Co.
Chase Mortgage	04/28/17	1.500%	160	206	—	206	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	04/27/17	1.500%	116	160	—	160	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	81	111	—	111	Goldman Sachs & Co.

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b) (cont’d.):
COMM Mortgage Trust	04/27/17	1.500%	41	$56	$—	$56	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	47	65	—	65	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	84	116	—	116	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	362	497	—	497	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	316	434	—	434	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/17	1.500%	46	63	—	63	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	04/27/17	1.500%	67	92	—	92	Goldman Sachs & Co.
Countrywide Home Equity	04/28/17	1.500%	171	221	—	221	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/03/17	1.500%	552	782	—	782	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/03/17	1.500%	94	133	—	133	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/03/17	1.500%	203	287	—	287	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/03/17	1.500%	263	372	—	372	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/03/17	1.500%	71	101	—	101	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	240	330	—	330	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	158	217	—	217	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	132	181	—	181	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	67	92	—	92	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	61	84	—	84	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	122	168	—	168	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/17	1.500%	290	399	—	399	Goldman Sachs & Co.
GSAMP Home Equity	04/28/17	1.500%	163	210	—	210	Goldman Sachs & Co.
IndyMac Subprime Mortgage	04/28/17	1.500%	144	186	—	186	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/17	1.500%	43	59	—	59	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/17	1.500%	24	33	—	33	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/17	1.500%	167	230	—	230	Goldman Sachs & Co.
Lehman Home Equity	04/28/17	1.500%	336	433	—	433	Goldman Sachs & Co.
LNR CDO Ltd.	04/11/17	1.500%	1,450	1,871	—	1,871	Goldman Sachs & Co.
Long Beach Home Equity	04/28/17	1.500%	300	388	—	388	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	72	99	—	99	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	64	88	—	88	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	51	70	—	70	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/17	1.500%	359	493	—	493	Goldman Sachs & Co.

Credit default swap agreements outstanding at March 31, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b) (cont’d.):
Morgan Stanley Home Equity	04/28/17	1.500%	148	$191	$—	$191	Goldman Sachs & Co.
New Century Home Equity	04/28/17	1.500%	204	263	—	263	Goldman Sachs & Co.
New Century Home Equity	04/28/17	1.500%	179	231	—	231	Goldman Sachs & Co.
New Century Home Equity	04/28/17	1.500%	310	400	—	400	Goldman Sachs & Co.
Option One Home Equity	04/28/17	1.500%	552	713	—	713	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	04/27/17	1.500%	37	51	—	51	Goldman Sachs & Co.
Wells Fargo Home Equity	04/28/17	1.500%	216	279	—	279	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/17	1.500%	48	66	—	66	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/17	1.500%	38	52	—	52	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/17	1.500%	75	103	—	103	Goldman Sachs & Co.

				$16,136	$—	$16,136

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection(2):
Petroleo Brasileriro SA	06/20/18	1.000%	2,250	0.693%	$9,168	$(172,518)	$181,686	Morgan Stanley
Republic of Italy	09/20/20	1.000%	9,680	1.406%	(126,846)	44,911	(171,757)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	2,000	1.406%	(26,208)	5,761	(31,969)	JPMorgan Chase

					$(143,886)	$(121,846)	$(22,040)

The Portfolio entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	$503,578	$—	$503,578
1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	198,088	—	198,088
1,003	3 Month LIBOR	EUR	900	(0.613)%	JPMorgan Chase	02/22/20	48,725	—	48,725

							$750,391	$—	$750,391

Forward rate agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
3 Month LIBOR	12/20/17	1.568%	1,176,000	$—	$(54,067)	$(65,067)

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	8,000	08/01/19	0.346%	1 Day EUROIS(1)	$(131,181)	$(162,227)	$(31,046)
EUR	1,255	10/06/21	(0.385%)	1 Day EONIA(1)	174	19,313	19,139
EUR	1,150	06/20/24	(0.050%)	1 Day EUROIS(1)	100	23,013	22,913
EUR	1,380	09/13/24	(0.104%)	1 Day EUROIS(1)	179	39,152	38,973
EUR	2,000	07/28/25	0.780%	1 Day EUROIS(1)	181	(89,505)	(89,686)
EUR	3,900	02/23/26	0.324%	1 Day EUROIS(1)	(2,798)	41,067	43,865
EUR	860	03/15/27	1.430%	Eurostat Eurozone HICP ex Tobacco(2)	—	(8,828)	(8,828)
EUR	705	03/04/36	0.865%	1 Day EUROIS(1)	(799)	36,114	36,913
EUR	550	04/11/36	0.962%	6 Month EURIBOR(1)	179	33,785	33,606
EUR	260	03/15/47	1.935%	Eurostat Eurozone HICP ex Tobacco(2)	—	10,024	10,024
GBP	1,950	02/23/21	0.639%	1 Day GBP OIS(1)	221	(17,299)	(17,520)
GBP	640	03/15/27	3.490%	U.K. Retail Prices Index(2)	—	(837)	(837)
GBP	140	03/15/47	3.498%	U.K. Retail Prices Index(1)	—	(2,196)	(2,196)
MXN	69,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	38	(254,252)	(254,290)
MXN	85,925	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(53,845)	125,786	179,631
NZD	21,750	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	122	9,523	9,401
	57,350	08/19/17	0.524%	1 Day USOIS(1)	202	108,173	107,971
	231,530	09/09/17	0.539%	1 Day USOIS(1)	31,678	493,919	462,241
	56,750	10/21/17	0.590%	1 Day USOIS(1)	201	140,743	140,542
	55,860	11/01/17	0.639%	1 Day USOIS(1)	276	121,962	121,686
	110,140	11/14/17	0.675%	1 Day USOIS(1)	(9,329)	232,160	241,489
	54,980	11/22/17	0.716%	1 Day USOIS(1)	274	103,524	103,250
	52,160	02/21/18	0.941%	1 Day USOIS(1)	268	69,354	69,086
	45,150	09/30/18	0.655%	1 Day USOIS(1)	253	407,109	406,856
	22,510	09/30/18	0.747%	1 Day USOIS(1)	200	166,916	166,716
	55,120	11/17/18	1.080%	1 Day USOIS(1)	274	191,777	191,503
	82,865	11/18/18	0.911%	1 Day USOIS(1)	(4,269)	412,495	416,764
	14,825	03/31/19	1.431%	1 Day USOIS(1)	—	(3,803)	(3,803)
	14,618	03/31/19	1.432%	1 Day USOIS(1)	—	(3,938)	(3,938)
	1,575	03/11/20	1.824%	3 Month LIBOR(1)	28	(731)	(759)
	41,825	04/04/20	— (3)	— (3)	—	(558)	(558)
	30,695	08/31/21	2.015%	3 Month LIBOR(1)	6,564	33,697	27,133
	12,005	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(856)	(19,747)	(18,891)
	7,255	04/04/22	— (4)	— (4)	—	(681)	(681)
	22,700	08/31/22	1.788%	3 Month LIBOR(1)	273	353,787	353,514
	45,130	08/31/22	2.013%	3 Month LIBOR(1)	(161,998)	178,210	340,208
	5,800	12/31/22	1.405%	3 Month LIBOR(1)	182	227,592	227,410
	4,400	12/31/22	1.406%	3 Month LIBOR(1)	174	172,302	172,128
	2,400	12/31/22	1.412%	3 Month LIBOR(1)	163	93,303	93,140
	12,100	12/31/22	1.416%	3 Month LIBOR(1)	217	467,492	467,275
	4,850	12/31/22	1.495%	3 Month LIBOR(1)	176	166,390	166,214
	10,495	05/31/23	1.394%	3 Month LIBOR(1)	207	466,656	466,449
	10,495	05/31/23	1.395%	3 Month LIBOR(1)	207	465,988	465,781
	10,290	05/31/23	1.513%	3 Month LIBOR(1)	206	386,063	385,857

Interest rate swap agreements outstanding at March 31, 2017 (Continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
8,910	05/31/23	1.578%	3 Month LIBOR(1)	$(16,959)	$300,280	$317,239
3,950	05/31/23	1.584%	3 Month LIBOR(1)	171	131,846	131,675
36,043	11/15/23	2.209%	3 Month LIBOR(1)	347	(39,877)	(40,224)
12,005	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	18,515	18,515
2,905	02/15/42	1.369%	1 Day USOIS(1)	202	485,116	484,914
1,835	09/27/46	1.380%	1 Day USOIS(1)	183	335,520	335,337

				$(337,914)	$6,464,187	$6,802,101

Cash of $871,000, U.S. Treasury Obligations and U.S. Government Obligations with a combined market value of $14,898,014 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at March 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	4,926	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS.FN30.450.10 Index	$(32,734)	$(15,026)	$(17,708)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$48,077,844	$4,848,450
Non-Residential Mortgage-Backed Securities	—	31,231,852	—
Residential Mortgage-Backed Securities	—	61,327,310	2,415,463
Bank Loans	—	12,616,091	—
Commercial Mortgage-Backed Securities	—	131,674,567	—
Corporate Bonds	—	447,871,063	—
Non-Corporate Foreign Agencies	—	19,796,948	—
Municipal Bonds	—	19,827,962	—
Residential Mortgage-Backed Securities	—	52,208,688	18,932,216
Sovereign Bonds	—	42,309,228	—
U.S. Government Agency Obligations	—	16,322,587	—
U.S. Treasury Obligations	—	35,220,887	—
Preferred Stocks	2,120,800	—	—
Affiliated Mutual Funds	164,710,695	—	—

	Level 1	Level 2	Level 3
Option Purchased	$67,500	$—	$—
Option Written	(12,000)	—	—
Other Financial Instruments*
Futures Contracts	1,984,810	—	—
OTC Forward Foreign Currency Exchange Contracts	—	108,010	—
OTC Cross Currency Exchange Contract	—	3,493	—
Centrally Cleared Credit Default Swap Agreements	—	(178,374)	—
OTC Credit Default Swap Agreements	—	(143,886)	16,136
OTC Currency Swap Agreements	—	750,391	—
OTC Forward Rate Agreements	—	(65,067)	—
Centrally Cleared Interest Rate Swap Agreements	—	6,802,101	—
OTC Total Return Swap Agreements	—	(32,734)	—

Total	$168,871,805	$925,728,961	$26,212,265

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage- Backed Securities	Credit Default Swaps
Balance as of 12/31/16	$—	$3,440,000	$1,509,078	$26,091,730	$18,991
Realized gain (loss)	—	—	26,147	24,971	—
Change in unrealized appreciation (depreciation)**	(1,550)	—	(26,147)	40,882	(2,855)
Purchases/Exchanges/Issuances	4,850,000	2,415,463	—	—	—
Sales/Paydowns	—	—	(1,509,078)	(2,620,015)	—
Accrued discount/premium	—	—	—	10,441	—
Transfers into Level 3		—	—	—	—
Transfers out of Level 3	—	(3,440,000)	—	(4,615,793)	—

Balance as of 03/31/17	$4,848,450	$2,415,463	$—	$18,932,216	$16,136

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $55,469 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Collateralized Loan Obligations	$3,098,450	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Collateralized Loan Obligations	1,750,000	Pricing at Cost	Unadjustable Purchase Price
Asset-Backed Securities Residential Mortgage-Backed Securities	2,415,463	Pricing at Cost	Unadjustable Purchase Price
Credit Default Swap Agreements	16,136	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	18,932,216	Market Approach	Single Broker Indicative Quote

	$26,212,265

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities Residential Mortgage-Backed Securities	$3,440,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$4,615,793	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/2017
Credit contracts	$(306,124)
Foreign exchange contracts	111,503
Interest rate contracts	9,496,240

Total	$9,301,619

Equity Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	167,444	$29,614,146
United Technologies Corp.	354,691	39,799,877

		69,414,023

Air Freight & Logistics — 0.7%
FedEx Corp.	137,552	26,843,273

Automobiles — 0.6%
Tesla, Inc.*(a)	88,564	24,647,361

Banks — 8.1%
Bank of America Corp.	2,474,256	58,367,699
BB&T Corp.	783,808	35,036,218
Citigroup, Inc.	734,267	43,923,852
JPMorgan Chase & Co.	1,249,547	109,760,208
PNC Financial Services Group, Inc. (The)	314,667	37,835,560
Wells Fargo & Co.	628,123	34,961,326

		319,884,863

Beverages — 0.6%
Monster Beverage Corp.*	490,467	22,644,861

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc.*	295,574	35,835,392
BioMarin Pharmaceutical, Inc.*	293,496	25,763,079
Celgene Corp.*	361,476	44,978,459
Shire PLC, ADR	259,779	45,261,295

		151,838,225

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	387,041	88,911,059

Chemicals — 1.7%
Dow Chemical Co. (The)	483,334	30,711,042
FMC Corp.	553,391	38,510,480

		69,221,522

Communications Equipment — 0.7%
Cisco Systems, Inc.	813,006	27,479,603

Consumer Finance — 1.8%
Capital One Financial Corp.	441,465	38,257,357
SLM Corp.*	2,815,769	34,070,805

		72,328,162

Electric Utilities — 1.9%
Exelon Corp.	792,844	28,526,527
PG&E Corp.	686,623	45,564,302

		74,090,829

Electrical Equipment — 0.8%
Eaton Corp. PLC	450,412	33,398,050

Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.*	2,489,691	41,826,809

Energy Equipment & Services — 1.6%
Halliburton Co.	1,269,809	62,487,301

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	220,753	26,830,320

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	426,628	30,751,346

Food Products — 1.4%
Conagra Brands, Inc.	813,870	32,831,516
Mondelez International, Inc. (Class A Stock)	489,548	21,089,728

		53,921,244

Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	248,709	30,369,856

Health Care Providers & Services — 1.6%
Cigna Corp.	215,116	31,512,343
Laboratory Corp. of America Holdings*	219,616	31,508,307

		63,020,650

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	616,615	36,324,790
Marriott International, Inc. (Class A Stock)	631,872	59,509,705
McDonald’s Corp.	215,586	27,942,101

		123,776,596

Household Products — 1.2%
Procter & Gamble Co. (The)	531,330	47,740,001

Industrial Conglomerates — 0.8%
General Electric Co.	1,058,858	31,553,968

Insurance — 1.9%
Chubb Ltd.	299,622	40,823,497
MetLife, Inc.	631,907	33,377,328

		74,200,825

Internet & Direct Marketing Retail — 5.9%
Amazon.com, Inc.*	136,862	121,333,637
Netflix, Inc.*	408,124	60,324,808
Priceline Group, Inc. (The)*	28,315	50,399,851

		232,058,296

Internet Software & Services — 10.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	663,539	71,549,410
Alphabet, Inc. (Class A Stock)*	92,398	78,335,025
Alphabet, Inc. (Class C Stock)*	65,254	54,132,108
eBay, Inc.*	1,105,186	37,101,094
Facebook, Inc. (Class A Stock)*	627,011	89,066,913
Tencent Holdings Ltd. (China)	2,292,731	66,052,481

		396,237,031

IT Services — 3.7%
Computer Sciences Corp.	258,504	17,839,361
Mastercard, Inc. (Class A Stock)	529,258	59,525,647
Visa, Inc. (Class A Stock)(a)	767,817	68,235,897

		145,600,905

Life Sciences Tools & Services — 0.6%
Illumina, Inc.*	143,132	24,424,044

Machinery — 0.6%
Parker-Hannifin Corp.	156,003	25,010,401

Media — 3.7%
Charter Communications, Inc. (Class A Stock)*	121,455	39,754,651
Comcast Corp. (Class A Stock)	1,135,486	42,682,919
Liberty Global PLC (United Kingdom) (Class C Stock)*	440,280	15,427,411
Twenty-First Century Fox, Inc. (Class A Stock)	692,754	22,438,302
Viacom, Inc. (Class B Stock)	524,283	24,442,073

		144,745,356

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	277,508	17,205,496
Chevron Corp.	385,367	41,376,855
Concho Resources, Inc.*	188,224	24,156,668
EOG Resources, Inc.	224,661	21,915,681
Noble Energy, Inc.(a)	679,410	23,330,939
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	765,902	40,386,013
Suncor Energy, Inc. (Canada)	885,009	27,172,175

		195,543,827

Pharmaceuticals — 5.7%
Allergan PLC	340,771	81,417,007
Bristol-Myers Squibb Co.	621,877	33,817,671
Eli Lilly & Co.	206,804	17,394,285
Merck & Co., Inc.	758,760	48,211,610
Pfizer, Inc.	1,316,280	45,029,939

		225,870,512

Road & Rail — 1.8%
CSX Corp.	519,533	24,184,261
Ryder System, Inc.	237,420	17,910,965
Union Pacific Corp.	274,130	29,035,850

		71,131,076

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	352,191	28,862,053
Broadcom Ltd.	220,094	48,191,782
NVIDIA Corp.	409,674	44,625,789
Texas Instruments, Inc.	481,631	38,800,193

		160,479,817

Software — 8.9%
Activision Blizzard, Inc.	391,473	19,518,844
Adobe Systems, Inc.*	519,900	67,654,587
Microsoft Corp.	1,978,696	130,316,919
PTC, Inc.*	580,186	30,488,774
salesforce.com, Inc.*	538,848	44,449,571
Splunk, Inc.*(a)	449,988	28,029,753
Workday, Inc. (Class A Stock)*(a)	362,676	30,203,657

		350,662,105

Specialty Retail — 1.8%
Industria de Diseno Textil SA (Spain), ADR(a)	2,328,029	40,915,110
O’Reilly Automotive, Inc.*(a)	114,045	30,773,903

		71,689,013

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	1,055,079	151,572,649

Textiles, Apparel & Luxury Goods — 3.3%
adidas AG (Germany), ADR(a)	530,606	50,508,385
Coach, Inc.	808,644	33,421,256
NIKE, Inc. (Class B Stock)	859,360	47,892,133

		131,821,774

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC (United Kingdom), ADR	693,512	18,329,522

TOTAL LONG-TERM INVESTMENTS (cost $2,756,612,343)		3,912,357,075

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	36,392,248	36,392,248
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $200,143,089; includes $199,946,064 of cash collateral for securities on loan)(b)(c)	200,139,311	200,179,339

TOTAL SHORT-TERM INVESTMENTS (cost $236,535,337)		236,571,587

TOTAL INVESTMENTS — 105.0% (cost $2,993,147,680)		4,148,928,662
Liabilities in excess of other assets — (5.0)%		(199,326,754)

NET ASSETS — 100.0%		$3,949,601,908

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,778,292; cash collateral of $199,946,064 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	PGIM Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$69,414,023	$—	$—
Air Freight & Logistics	26,843,273	—	—
Automobiles	24,647,361	—	—
Banks	319,884,863	—	—
Beverages	22,644,861	—	—
Biotechnology	151,838,225	—	—
Capital Markets	88,911,059	—	—
Chemicals	69,221,522	—	—
Communications Equipment	27,479,603	—	—
Consumer Finance	72,328,162	—	—
Electric Utilities	74,090,829	—	—
Electrical Equipment	33,398,050	—	—
Electronic Equipment, Instruments & Components	41,826,809	—	—
Energy Equipment & Services	62,487,301	—	—
Equity Real Estate Investment Trusts (REITs)	26,830,320	—	—
Food & Staples Retailing	30,751,346	—	—
Food Products	53,921,244	—	—
Health Care Equipment & Supplies	30,369,856	—	—
Health Care Providers & Services	63,020,650	—	—
Hotels, Restaurants & Leisure	123,776,596	—	—
Household Products	47,740,001	—	—
Industrial Conglomerates	31,553,968	—	—
Insurance	74,200,825	—	—
Internet & Direct Marketing Retail	232,058,296	—	—
Internet Software & Services	330,184,550	66,052,481	—
IT Services	145,600,905	—	—
Life Sciences Tools & Services	24,424,044	—	—
Machinery	25,010,401	—	—
Media	144,745,356	—	—
Oil, Gas & Consumable Fuels	195,543,827	—	—
Pharmaceuticals	225,870,512	—	—
Road & Rail	71,131,076	—	—
Semiconductors & Semiconductor Equipment	160,479,817	—	—
Software	350,662,105	—	—
Specialty Retail	71,689,013	—	—
Technology Hardware, Storage & Peripherals	151,572,649	—	—
Textiles, Apparel & Luxury Goods	131,821,774	—	—
Wireless Telecommunication Services	18,329,522	—	—
Affiliated Mutual Funds	236,571,587	—	—

Total	$4,082,876,181	$66,052,481	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 58.4%
Aerospace & Defense — 1.6%
Boeing Co. (The)	46,000	$8,135,560
Huntington Ingalls Industries, Inc.	68,300	13,676,392
Lockheed Martin Corp.	79,300	21,220,680
Northrop Grumman Corp.	49,600	11,796,864
Singapore Technologies Engineering Ltd. (Singapore)	4,800	12,798
Spirit AeroSystems Holdings, Inc. (Class A Stock)	129,300	7,489,056
Thales SA (France)	2,763	266,896
United Technologies Corp.	15,700	1,761,697

		64,359,943

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	6,407	219,271
FedEx Corp.	76,500	14,928,975

		15,148,246

Airlines — 0.0%
Deutsche Lufthansa AG (Germany)	15,603	253,126
International Consolidated Airlines Group SA (United Kingdom)	2,273	15,014
Singapore Airlines Ltd. (Singapore)	2,100	15,117
Southwest Airlines Co.	25,100	1,349,376

		1,632,633

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	5,200	256,111
Cie Generale des Etablissements Michelin (France)	1,016	123,462
Cooper-Standard Holdings, Inc.*	23,000	2,551,390
GKN PLC (United Kingdom)	5,339	24,318
Koito Manufacturing Co. Ltd. (Japan)	300	15,636
Lear Corp.	90,400	12,798,832
Toyoda Gosei Co. Ltd. (Japan)	2,200	56,111
Valeo SA (France)	715	47,563

		15,873,423

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	740	67,519
Ferrari NV (Italy)	347	25,863
Fiat Chrysler Automobiles NV (United Kingdom)*	2,674	29,215
Ford Motor Co.	828,800	9,647,232
General Motors Co.	547,200	19,348,992
Honda Motor Co. Ltd. (Japan)	5,000	150,945
Mitsubishi Motors Corp. (Japan)	43,100	258,547
Nissan Motor Co. Ltd. (Japan)	7,600	73,282
Peugeot SA (France)*	1,508	30,307
Suzuki Motor Corp. (Japan)	7,700	319,810
Toyota Motor Corp. (Japan)	7,400	401,656
Volkswagen AG (Germany)	91	13,596

		30,366,964

Banks — 4.1%
ABN AMRO Group NV (Netherlands) CVA, 144A	850	20,611
Aozora Bank Ltd. (Japan)	4,000	14,767
Australia & New Zealand Banking Group Ltd. (Australia)	8,858	215,078
Banco Santander SA (Spain)	4,418	27,044
Bank Hapoalim BM (Israel)	3,338	20,342
Bank of America Corp.	1,876,600	44,268,994
Bendigo & Adelaide Bank Ltd. (Australia)	27,922	258,694
BNP Paribas SA (France)	7,735	514,720
BOC Hong Kong Holdings Ltd. (China)	76,500	312,680

Citigroup, Inc.	354,400	21,200,208
Commonwealth Bank of Australia (Australia)	8,397	550,634
Credit Agricole SA (France)	25,649	346,690
Danske Bank A/S (Denmark)	4,396	149,886
HSBC Holdings PLC (United Kingdom)	60,460	493,162
ING Groep NV (Netherlands)	32,794	495,331
Intesa Sanpaolo SpA (Italy) RSP	2,701	6,870
JPMorgan Chase & Co.	559,094	49,110,817
KBC Group NV (Belgium)	781	51,775
Lloyds Banking Group PLC (United Kingdom)	477,136	396,824
Mebuki Financial Group, Inc. (Japan)	2,850	11,389
Mediobanca SpA (Italy)	17,442	157,263
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,800	17,638
Mizrahi Tefahot Bank Ltd. (Israel)	10,172	172,412
Mizuho Financial Group, Inc. (Japan)	71,600	131,427
Natixis SA (France)	14,740	90,742
Nordea Bank AB (Sweden)	9,310	106,216
PNC Financial Services Group, Inc. (The)	164,200	19,743,408
Resona Holdings, Inc. (Japan)	6,800	36,556
Societe Generale SA (France)	4,492	227,589
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,000	145,595
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	34,652
SunTrust Banks, Inc.	71,200	3,937,360
Swedbank AB (Sweden) (Class A Stock)(a)	2,779	64,302
Wells Fargo & Co.	346,112	19,264,594
Westpac Banking Corp. (Australia)	10,252	274,060

		162,870,330

Beverages — 0.9%
Anheuser-Busch InBev SA/NV (Belgium)	189	20,710
Asahi Group Holdings Ltd. (Japan)	1,100	41,651
Coca-Cola Amatil Ltd. (Australia)	32,744	270,713
Coca-Cola European Partners PLC (United Kingdom)	644	24,055
Diageo PLC (United Kingdom)	11,545	330,593
National Beverage Corp.(a)	18,700	1,580,711
PepsiCo, Inc.	309,820	34,656,465
Pernod Ricard SA (France)	658	77,789

		37,002,687

Biotechnology — 2.0%
AbbVie, Inc.	303,000	19,743,480
Amgen, Inc.	76,108	12,487,039
Biogen, Inc.*	49,000	13,397,580
Celgene Corp.*	203,500	25,321,505
CSL Ltd. (Australia)	1,418	135,768
Gilead Sciences, Inc.	147,100	9,991,032

		81,076,404

Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	38,000	308,316
Continental Building Products, Inc.*	54,600	1,337,700
Daikin Industries Ltd. (Japan)	700	70,587
Trex Co., Inc.*	8,600	596,754
Universal Forest Products, Inc.	24,800	2,443,792

		4,757,149

Capital Markets — 1.5%
Ameriprise Financial, Inc.	39,000	5,057,520
ASX Ltd. (Australia)	600	23,139
Goldman Sachs Group, Inc. (The)	117,200	26,923,184

Hargreaves Lansdown PLC (United Kingdom)	4,965	80,876
Macquarie Group Ltd. (Australia)	934	64,350
Morgan Stanley	139,400	5,971,896
Partners Group Holding AG (Switzerland)	480	257,958
Raymond James Financial, Inc.	178,000	13,574,280
S&P Global, Inc.	72,100	9,426,354
Schroders PLC (United Kingdom)	2,261	85,809
UBS Group AG (Switzerland)	11,166	178,484

		61,643,850

Chemicals — 1.4%
AdvanSix, Inc.*	7,116	194,409
Arkema SA (France)	201	19,787
Asahi Kasei Corp. (Japan)	3,000	29,149
BASF SE (Germany)	2,815	278,724
Chemours Co. (The)	454,900	17,513,650
Covestro AG (Germany), 144A	1,419	109,318
EMS-Chemie Holding AG (Switzerland)	245	142,685
Evonik Industries AG (Germany)	625	20,372
GCP Applied Technologies, Inc.*	26,600	868,490
Hitachi Chemical Co. Ltd. (Japan)	300	8,334
JSR Corp. (Japan)	600	10,152
K+S AG (Germany)	585	13,598
Kuraray Co. Ltd. (Japan)	1,000	15,213
LyondellBasell Industries NV (Class A Stock)	200,100	18,247,119
Mitsubishi Chemical Holdings Corp. (Japan)	35,300	274,067
Mitsubishi Gas Chemical Co., Inc. (Japan)	11,700	243,692
Mitsui Chemicals, Inc. (Japan)	2,000	9,908
Olin Corp.	117,300	3,855,651
Sherwin-Williams Co. (The)	46,500	14,423,835
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	104,303
Teijin Ltd. (Japan)	12,700	239,807
Yara International ASA (Norway)	6,043	232,763

		56,855,026

Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	8,700	274,485
ISS A/S (Denmark)	2,504	94,663
Steelcase, Inc. (Class A Stock)	144,100	2,413,675
Toppan Printing Co. Ltd. (Japan)	2,000	20,442

		2,803,265

Communications Equipment — 0.3%
Cisco Systems, Inc.	400,700	13,543,660

Construction & Engineering — 0.2%
Argan, Inc.	30,300	2,004,345
Bouygues SA (France)	648	26,338
EMCOR Group, Inc.	53,100	3,342,645
Kajima Corp. (Japan)	35,000	228,937
MasTec, Inc.*	83,600	3,348,180
Obayashi Corp. (Japan)	27,600	258,799
Shimizu Corp. (Japan)	6,000	53,879
Skanska AB (Sweden) (Class B Stock)	725	17,063
Taisei Corp. (Japan)	21,000	153,576

		9,433,762

Consumer Finance — 0.5%
Capital One Financial Corp.	209,700	18,172,602

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	37,400	2,060,366
Owens-Illinois, Inc.*	232,900	4,746,502

		6,806,868

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	160,900	26,818,812
Challenger Ltd. (Australia)	8,862	84,938
Investor AB (Sweden) (Class B Stock)	1,419	59,665
Leucadia National Corp.	187,200	4,867,200
ORIX Corp. (Japan)	19,100	283,492

		32,114,107

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	814,020	33,822,531
Deutsche Telekom AG (Germany)	10,156	177,960
Nippon Telegraph & Telephone Corp. (Japan)	7,700	329,200
Orange SA (France)	5,798	90,018
Telecom Italia SpA (Italy)*	112,699	101,450
Telecom Italia SpA (Italy) RSP	369,742	269,943
Telefonica SA (Spain)	13,765	154,077
Verizon Communications, Inc.	731,488	35,660,040

		70,605,219

Electric Utilities — 1.2%
AusNet Services (Australia)	5,286	6,805
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	7,853
Chubu Electric Power Co., Inc. (Japan)	1,900	25,523
CLP Holdings Ltd. (Hong Kong)	8,000	83,748
EDP-Energias de Portugal SA (Portugal)	46,235	156,328
Endesa SA (Spain)	6,359	149,244
Enel SpA (Italy)	81,879	385,280
Exelon Corp.	467,100	16,806,258
FirstEnergy Corp.	462,300	14,710,386
Iberdrola SA (Spain)	16,274	116,276
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	24,609
Kyushu Electric Power Co., Inc. (Japan)	1,200	12,823
PPL Corp.	394,300	14,742,877
Red Electrica Corp. SA (Spain)	1,262	24,198
SSE PLC (United Kingdom)	2,935	54,242
Terna Rete Elettrica Nazionale SpA (Italy)	4,613	22,869
Tohoku Electric Power Co., Inc. (Japan)	1,300	17,659

		47,346,978

Electrical Equipment — 0.5%
Emerson Electric Co.	293,900	17,592,854
EnerSys	22,600	1,784,044
Mitsubishi Electric Corp. (Japan)	5,900	85,009
Nidec Corp. (Japan)	700	66,853
Vestas Wind Systems A/S (Denmark)	3,917	318,610

		19,847,370

Electronic Equipment, Instruments & Components — 0.0%
Hitachi High-Technologies Corp. (Japan)	5,700	232,843
Hitachi Ltd. (Japan)	38,000	206,331
Keyence Corp. (Japan)	300	120,352
Kyocera Corp. (Japan)	1,000	55,867
Omron Corp. (Japan)	600	26,363
TDK Corp. (Japan)	3,500	222,232

		863,988

Energy Equipment & Services — 0.2%
Ensco PLC (Class A Stock)(a)	221,300	1,980,635
McDermott International, Inc.*	419,900	2,834,325
Unit Corp.*	129,300	3,123,888

		7,938,848

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	125,400	15,241,116
CoreCivic, Inc.	158,300	4,973,786
Crown Castle International Corp.	123,600	11,674,020
Franklin Street Properties Corp.	64,700	785,458
GEO Group, Inc. (The)	168,900	7,831,893
Goodman Group (Australia)	45,632	269,794
Hammerson PLC (United Kingdom)	2,446	17,490
Japan Prime Realty Investment Corp. (Japan)	3	11,638
Land Securities Group PLC (United Kingdom)	21,324	283,209
Nippon Building Fund, Inc., REIT (Japan)	4	21,927
Outfront Media, Inc.	63,300	1,680,615
Prologis, Inc.	196,600	10,199,608
Stockland (Australia)	7,160	25,390
VEREIT, Inc.	451,100	3,829,839

		56,845,783

Food & Staples Retailing — 1.5%
Carrefour SA (France)	1,445	34,046
Distribuidora Internacional de Alimentacion SA (Spain)	1,879	10,861
ICA Gruppen AB (Sweden)	8,166	278,525
J Sainsbury PLC (United Kingdom)	92,828	307,463
Koninklijke Ahold Delhaize NV (Netherlands)	3,962	84,667
Kroger Co. (The)	338,900	9,994,161
METRO AG (Germany)	545	17,414
Wal-Mart Stores, Inc.	366,400	26,410,112
Walgreens Boots Alliance, Inc.	262,300	21,784,015
Wesfarmers Ltd. (Australia)	1,818	62,590

		58,983,854

Food Products — 1.0%
Archer-Daniels-Midland Co.	18,200	837,928
Bunge Ltd.	46,500	3,685,590
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	16,999
Conagra Brands, Inc.	371,600	14,990,344
General Mills, Inc.	44,900	2,649,549
Golden Agri-Resources Ltd. (Singapore)	160,200	44,117
Marine Harvest ASA (Norway)	16,965	258,791
Nestle SA (Switzerland)	6,464	496,123
Sanderson Farms, Inc.(a)	9,300	965,712
Tate & Lyle PLC (United Kingdom)	10,666	102,208
Tyson Foods, Inc. (Class A Stock)	246,300	15,199,173
WH Group Ltd. (Hong Kong), 144A	334,000	288,015
Wilmar International Ltd. (Singapore)	17,300	43,657

		39,578,206

Gas Utilities — 0.2%
Gas Natural SDG SA (Spain)	7,446	162,873
UGI Corp.	117,000	5,779,800

		5,942,673

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	499,600	22,187,236
Baxter International, Inc.	319,800	16,584,828
Becton, Dickinson and Co.	71,300	13,079,272

C.R. Bard, Inc.	5,800	1,441,532
Cochlear Ltd. (Australia)	175	18,078
Danaher Corp.	216,600	18,525,798
Hologic, Inc.*	91,800	3,906,090

		75,742,834

Health Care Providers & Services — 1.8%
Alfresa Holdings Corp. (Japan)	600	10,431
Anthem, Inc.	87,100	14,404,598
Express Scripts Holding Co.*	248,500	16,378,635
Fresenius SE & Co. KGaA (Germany)	1,261	101,329
HCA Holdings, Inc.*	11,700	1,041,183
Humana, Inc.	27,500	5,668,850
Medipal Holdings Corp. (Japan)	14,400	226,255
Ramsay Health Care Ltd. (Australia)	417	22,261
Ryman Healthcare Ltd. (New Zealand)	1,106	6,517
Sonic Healthcare Ltd. (Australia)	12,126	204,862
UnitedHealth Group, Inc.	199,400	32,703,594

		70,768,515

Hotels, Restaurants & Leisure — 0.9%
Aramark	49,100	1,810,317
Aristocrat Leisure Ltd. (Australia)	24,712	339,210
Extended Stay America, Inc.	249,800	3,981,812
Galaxy Entertainment Group Ltd. (Hong Kong)	7,000	38,340
International Game Technology PLC	59,800	1,417,260
McDonald’s Corp.	203,400	26,362,674
Tui AG (Germany)	1,434	19,859

		33,969,472

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	3,003	20,571
D.R. Horton, Inc.	457,600	15,242,656
Lennar Corp. (Class A Stock)	22,800	1,167,132
Nikon Corp. (Japan)	1,000	14,532
NVR, Inc.*	1,400	2,949,632
Persimmon PLC (United Kingdom)	4,321	113,368
Sekisui House Ltd. (Japan)	1,700	28,031
Sharp Corp. (Japan)*	5,000	21,033
Sony Corp. (Japan)	3,900	131,619
Taylor Wimpey PLC (United Kingdom)	121,301	293,400

		19,981,974

Household Products — 0.8%
Clorox Co. (The)	6,400	862,912
Kimberly-Clark Corp.	146,200	19,244,306
Procter & Gamble Co. (The)	147,005	13,208,399
Reckitt Benckiser Group PLC (United Kingdom)	213	19,445
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,865	60,102

		33,395,164

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	1,077,500	12,046,450
NRG Energy, Inc.	342,000	6,395,400

		18,441,850

Industrial Conglomerates — 1.0%
3M Co.	87,100	16,664,843
Carlisle Cos., Inc.	35,700	3,798,837
CK Hutchison Holdings Ltd. (Hong Kong)	8,000	98,495

DCC PLC (United Kingdom)	259	22,800
General Electric Co.	217,492	6,481,262
Honeywell International, Inc.	88,200	11,013,534
Jardine Matheson Holdings Ltd. (Hong Kong)	800	51,400
NWS Holdings Ltd. (Hong Kong)	5,000	9,129
Siemens AG (Germany)	2,848	390,098

		38,530,398

Insurance — 1.2%
Aflac, Inc.	89,100	6,452,622
Allianz SE (Germany)	1,427	264,633
Allstate Corp. (The)	213,400	17,389,966
Aviva PLC (United Kingdom)	12,647	84,394
AXA SA (France)	5,157	133,236
Baloise Holding AG (Switzerland)	154	21,161
Direct Line Insurance Group PLC (United Kingdom)	4,278	18,613
Hannover Rueck SE (Germany)	1,014	116,845
Hanover Insurance Group, Inc. (The)	3,000	270,180
Legal & General Group PLC (United Kingdom)	47,168	146,053
Medibank Pvt Ltd. (Australia)	8,453	18,207
MetLife, Inc.	66,900	3,533,658
MS&AD Insurance Group Holdings, Inc. (Japan)	1,600	51,105
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	184	36,019
NN Group NV (Netherlands)	991	32,185
Progressive Corp. (The)	86,000	3,369,480
QBE Insurance Group Ltd. (Australia)	4,122	40,580
Sampo OYJ (Finland) (Class A Stock)	1,371	65,055
SCOR SE (France)	496	18,745
St. James’s Place PLC (United Kingdom)	7,654	101,882
Swiss Life Holding AG (Switzerland)	971	313,111
Swiss Re AG (Switzerland)	1,017	91,343
Tokio Marine Holdings, Inc. (Japan)	7,500	316,983
Unum Group	278,200	13,044,798

		45,930,854

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.*	17,800	15,780,412
HSN, Inc.	28,400	1,053,640
Liberty Interactive Corp. QVC Group (Class A Stock)*	51,500	1,031,030
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	94,500	1,332,450
Netflix, Inc.*	128,300	18,964,023
Nutrisystem, Inc.	53,000	2,941,500

		41,103,055

Internet Software & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	27,400	23,229,720
Alphabet, Inc. (Class C Stock)*	52,082	43,205,144
Facebook, Inc. (Class A Stock)*	384,800	54,660,840

		121,095,704

IT Services — 1.8%
Accenture PLC (Class A Stock)	182,800	21,914,064
Amadeus IT Group SA (Spain)	5,242	265,606
Atos SE (France)	1,132	139,894
Booz Allen Hamilton Holding Corp.	252,200	8,925,358
CACI International, Inc. (Class A Stock)*	25,200	2,955,960
Capgemini SA (France)	499	46,061
Cardtronics PLC (Class A Stock)*	47,800	2,234,650
Cognizant Technology Solutions Corp. (Class A Stock)*	300,800	17,903,616
CSRA, Inc.(a)	126,700	3,711,043

First Data Corp. (Class A Stock)*	199,100	3,086,050
Fiserv, Inc.*	58,800	6,780,228
Fujitsu Ltd. (Japan)	19,000	116,629
Leidos Holdings, Inc.	45,600	2,331,984
Travelport Worldwide Ltd.	184,100	2,166,857
Worldpay Group PLC (United Kingdom), 144A	2,690	9,945

		72,587,945

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	17,985
Sega Sammy Holdings, Inc. (Japan)	1,100	14,795

		32,780

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	161	30,433
Pra Health Sciences, Inc.*	22,200	1,448,106
QIAGEN NV	620	17,998
Thermo Fisher Scientific, Inc.	38,100	5,852,160

		7,348,697

Machinery — 1.1%
Alfa Laval AB (Sweden)	914	17,227
Atlas Copco AB (Sweden) (Class A Stock)	9,901	349,001
Atlas Copco AB (Sweden) (Class B Stock)	1,137	36,118
Fortive Corp.	192,100	11,568,262
Illinois Tool Works, Inc.	129,600	17,168,112
JTEKT Corp. (Japan)	700	10,890
Komatsu Ltd. (Japan)	1,300	34,051
MAN SE (Germany)	109	11,235
NGK Insulators Ltd. (Japan)	800	18,149
Oshkosh Corp.	55,500	3,806,745
Pentair PLC (United Kingdom)	32,200	2,021,516
Sandvik AB (Sweden)	3,138	46,872
Schindler Holding AG (Switzerland)	101	19,162
Stanley Black & Decker, Inc.	64,100	8,516,967
Sumitomo Heavy Industries Ltd. (Japan)	2,000	13,983
Volvo AB (Sweden) (Class B Stock)(a)	4,764	70,279
Wartsila OYJ Abp (Finland)	453	24,219

		43,732,788

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	10	16,116

Media — 1.6%
Altice NV (Netherlands) (Class A Stock)*	1,125	25,446
Comcast Corp. (Class A Stock)	506,346	19,033,546
Discovery Communications, Inc. (Class C Stock)*	79,500	2,250,645
DISH Network Corp. (Class A Stock)*	96,600	6,133,134
Eutelsat Communications SA (France)	6,826	152,135
RTL Group SA (Luxembourg)	111	8,931
TEGNA, Inc.	165,400	4,237,548
Toho Co. Ltd. (Japan)	300	7,963
Tribune Media Co. (Class A Stock)	28,000	1,043,560
Twenty-First Century Fox, Inc. (Class B Stock)	139,200	4,423,776
Viacom, Inc. (Class B Stock)	207,600	9,678,312
Walt Disney Co. (The)	153,300	17,382,687

		64,377,683

Metals & Mining — 0.5%
Anglo American PLC (United Kingdom)*	4,642	70,925

Boliden AB (Sweden)	10,317	307,089
Fortescue Metals Group Ltd. (Australia)	60,913	290,139
Mitsubishi Materials Corp. (Japan)	300	9,106
Norsk Hydro ASA (Norway)	4,020	23,427
Nucor Corp.	99,000	5,912,280
Rio Tinto Ltd. (United Kingdom)	1,267	58,501
Rio Tinto PLC (United Kingdom)	2,275	91,609
South32 Ltd. (Australia)	16,257	34,272
Southern Copper Corp. (Peru)(a)	113,300	4,066,337
Steel Dynamics, Inc.	279,100	9,701,516
Voestalpine AG (Austria)	5,963	234,516

		20,799,717

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	163,000	3,289,340

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	120,100	3,311,157
Innogy SE (Germany), 144A*	431	16,244
National Grid PLC (United Kingdom)	11,197	142,059
NiSource, Inc.	226,600	5,390,814

		8,860,274

Multiline Retail — 0.7%
Kohl’s Corp.(a)	131,400	5,231,034
Macy’s, Inc.	405,000	12,004,200
Takashimaya Co. Ltd. (Japan)	6,000	52,592
Target Corp.(a)	183,900	10,149,441

		27,437,267

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	218,200	13,528,400
BP PLC (United Kingdom)	90,242	519,442
Chevron Corp.	77,200	8,288,964
ConocoPhillips	419,900	20,940,413
Devon Energy Corp.	199,700	8,331,484
Exxon Mobil Corp.	430,416	35,298,416
Galp Energia SGPS SA (Portugal)	18,021	273,332
Kinder Morgan, Inc.	246,600	5,361,084
Marathon Petroleum Corp.	77,900	3,937,066
Neste OYJ (Finland)	6,813	266,409
Newfield Exploration Co.*	396,100	14,620,051
Phillips 66	16,800	1,330,896
Repsol SA (Spain)	2,567	39,770
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	13,173	347,217
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	11,445	314,616
Total SA (France)	6,548	331,090
Valero Energy Corp.	246,100	16,313,969
Williams Cos., Inc. (The)	501,000	14,824,590

		144,867,209

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	5,470	132,162
UPM-Kymmene OYJ (Finland)	4,119	96,711

		228,873

Personal Products — 0.1%
Avon Products, Inc.*	619,500	2,725,800
Kao Corp. (Japan)	1,100	60,408
L’Oreal SA (France)	411	79,051

Unilever NV (United Kingdom) CVA	5,045	250,481
Unilever PLC (United Kingdom)	5,983	295,124

		3,410,864

Pharmaceuticals — 2.6%
Allergan PLC	107,900	25,779,468
Astellas Pharma, Inc. (Japan)	12,700	167,499
AstraZeneca PLC (United Kingdom)	3,648	224,304
Bayer AG (Germany)	4,923	567,198
Bristol-Myers Squibb Co.	36,300	1,973,994
Daiichi Sankyo Co. Ltd. (Japan)	1,800	40,610
Galenica AG (Switzerland)	12	12,651
GlaxoSmithKline PLC (United Kingdom)	14,610	303,784
Johnson & Johnson	352,098	43,853,806
Mallinckrodt PLC*	199,200	8,878,344
Merck & Co., Inc.	105,800	6,722,532
Merck KGaA (Germany)	401	45,696
Mitsubishi Tanabe Pharma Corp. (Japan)	4,100	85,604
Novartis AG (Switzerland)	6,701	497,600
Novo Nordisk A/S (Denmark) (Class B Stock)	4,357	149,615
Orion OYJ (Finland) (Class B Stock)	317	16,536
Pfizer, Inc.	248,997	8,518,188
Roche Holding AG (Switzerland)	2,171	555,198
Sanofi (France)	6,452	583,232
Shionogi & Co. Ltd. (Japan)	800	41,414
Teva Pharmaceutical Industries Ltd. (Israel)	3,545	115,929
Zoetis, Inc.	61,600	3,287,592

		102,420,794

Professional Services — 0.1%
Adecco Group AG (Switzerland)	3,495	248,160
Insperity, Inc.	20,700	1,835,055
Intertek Group PLC (United Kingdom)	493	24,267
Randstad Holding NV (Netherlands)	4,182	241,085
RELX PLC (United Kingdom)	14,400	281,925
Wolters Kluwer NV (Netherlands)	913	37,892

		2,668,384

Real Estate Management & Development — 0.0%
CapitaLand Ltd. (Singapore)	21,600	56,066
Daiwa House Industry Co. Ltd. (Japan)	1,600	45,990
Kerry Properties Ltd. (Hong Kong)	2,000	6,937
Mitsubishi Estate Co. Ltd. (Japan)	4,000	72,907
Mitsui Fudosan Co. Ltd. (Japan)	3,000	64,055
Sun Hung Kai Properties Ltd. (Hong Kong)	21,000	308,705
Swiss Prime Site AG (Switzerland)	219	19,283
Wharf Holdings Ltd. (The) (Hong Kong)	4,000	34,376
Wheelock & Co. Ltd. (Hong Kong)	33,000	261,040

		869,359

Road & Rail — 0.4%
MTR Corp. Ltd. (Hong Kong)	4,500	25,283
Nippon Express Co. Ltd. (Japan)	11,000	56,620
Norfolk Southern Corp.	103,000	11,532,910
Tokyu Corp. (Japan)	3,000	21,315
Union Pacific Corp.	50,100	5,306,592

		16,942,720

Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc.	525,200	20,430,280

Intel Corp.	781,700	28,195,919
Micron Technology, Inc.*	161,200	4,658,680
QUALCOMM, Inc.	322,000	18,463,480
Rohm Co. Ltd. (Japan)	500	33,287
STMicroelectronics NV (Switzerland)	2,004	30,837
Texas Instruments, Inc.	285,100	22,967,656
Tokyo Electron Ltd. (Japan)	400	43,791

		94,823,930

Software — 3.1%
Adobe Systems, Inc.*	160,800	20,924,904
Check Point Software Technologies Ltd. (Israel)*(a)	3,100	318,246
Electronic Arts, Inc.*	192,600	17,241,552
Intuit, Inc.	137,300	15,925,427
Konami Holdings Corp. (Japan)	300	12,742
Microsoft Corp.	571,700	37,652,162
Oracle Corp.	666,300	29,723,643
SAP SE (Germany)	423	41,500

		121,840,176

Specialty Retail — 1.0%
Asbury Automotive Group, Inc.*	14,400	865,440
Bed Bath & Beyond, Inc.(a)	61,600	2,430,736
Burlington Stores, Inc.*(a)	51,900	5,049,351
Dixons Carphone PLC (United Kingdom)	51,925	206,812
Express, Inc.*	326,300	2,972,593
Francesca’s Holdings Corp.*	107,200	1,645,520
GameStop Corp. (Class A Stock)(a)	129,000	2,908,950
Gap, Inc. (The)(a)	126,300	3,067,827
Industria de Diseno Textil SA (Spain)	709	24,968
Kingfisher PLC (United Kingdom)	6,911	28,277
Ross Stores, Inc.	231,400	15,242,318
Staples, Inc.	456,300	4,001,751

		38,444,543

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	428,500	61,558,310
Brother Industries Ltd. (Japan)	14,100	294,862
FUJIFILM Holdings Corp. (Japan)	1,300	50,957
Hewlett Packard Enterprise Co.	388,700	9,212,190
HP, Inc.	639,900	11,441,412
Seagate Technology PLC(a)	308,200	14,155,626
Seiko Epson Corp. (Japan)	800	16,879

		96,730,236

Textiles, Apparel & Luxury Goods — 0.0%
adidas AG (Germany)	564	107,291
Cie Financiere Richemont SA (Switzerland)	1,859	146,977
Hermes International (France)	643	304,387
Kering (France)	57	14,733
LVMH Moet Hennessy Louis Vuitton SE (France)	1,654	363,538
Swatch Group AG (The) (Switzerland)	140	9,749

		946,675

Tobacco — 0.7%
Altria Group, Inc.	327,500	23,390,050
British American Tobacco PLC (United Kingdom)	9,872	654,967
Japan Tobacco, Inc. (Japan)	6,500	211,559

Philip Morris International, Inc.				25,800	2,912,820

					27,169,396

Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.				13,800	853,530
Ashtead Group PLC (United Kingdom)				1,439	29,786
ITOCHU Corp. (Japan)				22,600	321,741
Marubeni Corp. (Japan)				5,000	30,885
Mitsubishi Corp. (Japan)				6,200	134,370
Mitsui & Co. Ltd. (Japan)				20,100	291,893
Sumitomo Corp. (Japan)				9,100	122,767

					1,784,972

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)				1,866	30,038
Aena SA (Spain), 144A				196	30,980
Aeroports de Paris (France)				93	11,490
Atlantia SpA (Italy)				1,200	30,955
Auckland International Airport Ltd. (New Zealand)				2,752	13,031

					116,494

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)				5,600	147,285
NTT DOCOMO, Inc. (Japan)				3,100	72,392
SoftBank Group Corp. (Japan)				4,100	290,752
Sprint Corp.*(a)				145,500	1,262,940
Vodafone Group PLC (United Kingdom)				82,153	214,089

					1,987,458

TOTAL COMMON STOCKS (cost $1,786,778,194)					2,325,108,348

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.0%
iShares MSCI EAFE Index Fund (cost $488,787)				8,050	501,435

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)				155	12,192
Volkswagen AG (Germany) (PRFC)				2,408	351,041

					363,233

Banks — 0.0%
Citigroup Capital XIII, 7.409%, (Capital Security, fixed to floating preferred)(b)				22,000	586,300

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)				541	69,343

TOTAL PREFERRED STOCKS (cost $908,689)					1,018,876

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.0%
Collateralized Loan Obligations — 1.5%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.723	%(b)	01/15/28	2,500	2,502,290
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.469	%(b)	04/28/26	1,500	1,503,819

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623	%(b)	10/15/26	2,500	2,508,303
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.574	%(b)	04/18/27	1,000	1,005,249
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A(c)	—	%(d)	10/22/25	250	249,875
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623	%(b)	10/17/26	250	250,008
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	%(b)	04/18/27	1,250	1,250,668
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A(c)	—	%(d)	04/15/29	1,875	1,875,000
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.223	%(b)	07/15/24	1,200	1,200,222
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.554	%(b)	07/18/27	750	753,811
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	%(b)	04/17/25	2,100	2,101,798
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.187	%(b)	07/27/26	1,250	1,250,971
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.580	%(b)	04/20/26	2,200	2,203,210
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.830	%(b)	04/20/26	450	450,321
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2, Class A1R, 144A	2.424	%(b)	10/18/26	500	499,699
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232	%(b)	07/15/26	1,000	998,763
Flagship CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500	%(b)	01/20/26	2,300	2,300,098
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.085	%(b)	01/16/26	750	750,223
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484	%(b)	05/05/27	250	250,429
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A(e)	3.280%		01/25/27	1,000	998,970
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.563	%(b)	04/15/27	500	500,637
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339	%(b)	05/15/26	2,750	2,749,851
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A(c)	—	%(d)	10/15/26	3,250	3,248,375
Magnetite Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(e)	2.458	%(b)	07/25/26	3,000	3,004,353
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A(e)	2.474	%(b)	01/18/27	500	500,023
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210	%(b)	04/20/25	2,550	2,548,834
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.191	%(b)	07/22/25	1,200	1,200,790
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448	%(b)	07/25/26	1,000	1,001,126
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.503	%(b)	07/17/26	800	800,033
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.534	%(b)	05/07/26	1,250	1,250,347
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	%(b)	04/15/25	3,200	3,199,782

Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.730	%(b)	10/20/23	1,100	1,102,216
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.661	%(b)	01/22/27	2,250	2,249,643
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(b)	10/25/28	3,250	3,264,229
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143	%(b)	07/15/25	2,700	2,701,471
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163	%(b)	04/15/24	1,850	1,851,188
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A(c)	—	%(d)	04/20/29	2,000	2,000,000

					58,076,625

Non-Residential Mortgage-Backed Securities — 2.1%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362	%(b)	09/16/24	6,900	6,943,413
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.712	%(b)	05/15/20	3,900	3,909,659
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.597	%(b)	04/08/19	1,084	1,084,435
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.547	%(b)	10/08/19	2,371	2,376,595
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.407	%(b)	11/08/19	927	928,363
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	1,000	990,864
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,699,745
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	5,995,980
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,000	4,004,056
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	2,700	2,694,198
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	3,500	3,503,354
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	5,400	5,399,451
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	3,300	3,254,816
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%		08/15/28	6,200	6,232,918
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(e)	1.412	%(b)	05/15/20	1,800	1,804,993
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A(e)	1.762	%(b)	05/17/21	2,300	2,322,528
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	2,600	2,577,442
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	2,988,421
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	894	895,649
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	7,700	7,691,709
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,700	4,709,512

Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,288	1,287,967
SpringCastle America Funding LLC, Series 2016-AA. Class A, 144A	3.050%		04/25/29	2,694	2,710,916
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,849,927
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	587	580,771
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,700	1,702,393

					84,140,075

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.632	%(b)	03/25/33	156	150,401
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.930	%(b)	12/26/46	5,366	5,392,304
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.776	%(b)	07/25/35	291	278,720
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.742	%(b)	07/25/34	258	244,273
GSAMP Trust, Series 2004-HE2, Class A3C	2.142	%(b)	09/25/34	130	129,679
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.777	%(b)	06/25/34	398	386,214
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.182	%(b)	05/25/33	274	266,733
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.927	%(b)	06/25/34	632	603,605
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.032	%(b)	12/27/33	536	522,279
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.882	%(b)	07/25/32	206	200,615
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	2.257	%(b)	09/25/32	3,166	3,050,123
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.747	%(b)	02/25/34	597	560,659
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	1,882	1,900,556
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	907	903,648
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	2,890	2,902,715

					17,492,524

TOTAL ASSET-BACKED SECURITIES (cost $159,044,492)					159,709,224

BANK LOANS(b) — 0.1%
Technology
Dell International LLC	3.150%		12/31/18	600	600,292
Dell International LLC	3.650%		09/07/23	813	816,011
First Data Corp.	4.157%		03/24/21	1,020	1,026,772

TOTAL BANK LOANS (cost $2,397,757)					2,443,075

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	4,000	3,937,853
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.779	%(b)	12/10/49	586	586,317
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,105,899

Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,842,507
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,849,895
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	5,000	4,886,178
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	6,500	6,405,096
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%		04/14/50	5,500	5,554,766
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	996,209
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,713,074
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,747,092
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,876,268
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	5,000	5,060,935
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,333,243
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	6,100	6,149,846
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	3,000	3,053,309
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,515	2,653,185
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(b)	11/25/25	3,900	3,901,079
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	2,400	2,217,506
Fannie Mae-Aces, Series 2017-M1, Class A2	2.417	%(b)	10/25/26	2,200	2,099,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(b)	05/25/22	24,375	1,471,920
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.478	%(b)	06/25/22	6,896	436,333
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	2,400	2,533,554
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	%(b)	03/25/26	13,978	1,383,223
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.757	%(b)	05/25/19	18,484	538,368
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.691	%(b)	07/25/19	19,823	591,854
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(b)	05/25/25	2,500	2,521,956
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	3,991,036
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	5,937,799
GS Mortgage Securities Trust, Series GS4, Class A3	3.178%		11/10/49	5,500	5,473,890
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,427,416
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	5,896,855
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	886	898,719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,688,655
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,917,410
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,892	1,923,854
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,411,154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,511,256
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	10,400	9,805,093

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,711,521
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,930,611
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,820,353
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	1,083	1,091,490
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	8,000	7,595,593

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $135,908,948)					133,480,063

CORPORATE BONDS — 9.0%
Aerospace/Defense — 0.1%
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500%		03/15/27	2,280	2,280,659

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,500	1,577,354
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	930	1,054,394
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,052,208
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	325	366,408

					5,050,364

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		11/01/28	3,029	2,968,694
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A(c)	6.648%		03/15/19	9	9,665
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		05/10/21	531	588,944
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22	556	585,546
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		04/29/26	597	620,421
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		02/10/24	261	301,988
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		11/23/20	342	356,732
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		10/15/20	773	813,114

					6,245,104

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,430	1,343,452
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46	600	598,620
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	390	391,902
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	760	873,786
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,536,368
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%		01/15/21	4,705	4,744,249
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	733,769

					10,222,146

Banks — 2.5%
Bank of America Corp., Jr. Sub. Notes	6.300	%(b)	12/31/49	445	483,938

Bank of America Corp., Jr. Sub. Notes	8.000	%(b)	12/29/49	2,200	2,266,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,330	2,615,835
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,094,308
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	780	784,841
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	6.400%		08/28/17	20	20,388
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	1,010,878
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	3,990,131
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(b)	01/20/48	670	674,331
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	3,880	3,979,118
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	1,997,894
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	504,010
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,590	1,611,230
Citigroup, Inc., Jr. Sub. Notes(a)	6.125	%(b)	12/31/49	1,375	1,450,625
Citigroup, Inc., Jr. Sub. Notes	6.250	%(b)	12/31/49	625	674,219
Citigroup, Inc., Jr. Sub. Notes	5.950	%(b)	12/31/49	2,205	2,298,712
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	2,440	2,442,264
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	2,450	2,621,919
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,042,044
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,965	1,988,665
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	820	810,060
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,269,644
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,640	1,649,952
Dexia Credit Local SA (France), Govt. Liquid Gtd. Notes, 144A	1.875%		09/15/21	1,250	1,205,670
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	996,581
Discover Bank, Sub. Notes	7.000%		04/15/20	570	635,826
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,010	1,016,479
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(b)	12/31/49	740	753,875
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/31/49	2,215	2,264,838
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	4,084,215
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	2,910	2,924,192
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,254,162
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,072,066
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	339,075
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	128,330
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,069,120
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,112,830
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/31/49	1,275	1,347,356
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,072,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,107,236
JPMorgan Chase & Co., Sub. Notes(a)	4.950%		06/01/45	515	542,584
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,826,272
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	1,870	2,042,837
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,028,450
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	840	855,204
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	2,020	2,021,462
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,554,078
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	940	970,742
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	1,290	1,430,548
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	105	109,902
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,527,906
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	780	1,001,401
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	3,917,852
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,701,197
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875%		09/17/18	2,110	2,109,928
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	465	462,964

PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	515	516,047
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	282,393
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,219,121

					98,786,245

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	855	904,555
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	225	243,163
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,926,729
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	379,958
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,400	1,476,412

					4,930,817

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	1,834	1,835,141
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%		02/01/25	1,460	1,470,280
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%		03/01/47	40	37,303
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	145	166,545

					3,509,269

Building Materials — 0.1%
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	810,640
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(e)	5.375%		11/15/24	1,400	1,418,368

					2,229,008

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	780	782,111
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%		06/15/21	1,500	1,655,037
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	585	510,412
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	45	46,151
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	347	547,142
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	1,185	1,110,601
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	600	631,931
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	345	361,908
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	920	947,267
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	460	562,459
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%		02/15/21	950	986,569

					8,141,588

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	6.375%		10/15/17	1,302	1,332,857
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	6.700%		06/01/34	420	509,753
ERAC USA Finance LLC, Gtd. Notes, 144A(e)	7.000%		10/15/37	380	480,279
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	485	505,612

					2,828,501

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%		02/09/45	890	793,295
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	1,085	1,111,813
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	920	962,085
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(b)	10/05/17	3,925	3,936,453
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	%(b)	10/05/18	735	743,856

Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	605	620,125

					8,167,627

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	775	795,772
Bear Stearns Cos. LLC, Gtd. Notes	6.400%		10/02/17	330	337,930
Bear Stearns Cos. LLC, Gtd. Notes	7.250%		02/01/18	1,175	1,228,020
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	1,560	1,556,839
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	917,738
GE Capital International Funding Co., Gtd. Notes	2.342%		11/15/20	766	769,314
GE Capital International Funding Co., Gtd. Notes	4.418%		11/15/35	760	802,525
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	607,454
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875	%(f)	02/06/12	1,715	111,475
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875%		05/02/18	700	46,270
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	240	255,600
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	475	464,743
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25	1,155	1,189,300
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,710,827

					11,793,807

Electric — 0.5%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	710,784
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	310	387,013
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	1,245	1,251,153
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	791,325
Comision Federal De Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27	480	481,200
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%		12/01/39	220	261,127
Dominion Resources, Inc., Jr. Sub. Notes	4.104%		04/01/21	3,210	3,348,085
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	550	702,789
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	570	567,473
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	455	467,512
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	769,130
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	615	652,821
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,425	1,477,718
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	387,769
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	295	364,815
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	169,896
Nevada Power Co., Gen. Ref. Mtge.	6.500%		05/15/18	1,260	1,328,890
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	650,789
NRG Energy, Inc., Gtd. Notes(a)	7.250%		05/15/26	895	921,850
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	149,172
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	662,111
Southern California Edison Co., First Mortgage	3.600%		02/01/45	860	812,387
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	492,034

					17,807,843

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%		11/01/18	1,000	1,026,250

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26	1,630	1,531,781
Kraft Heinz Foods Co., Gtd. Notes	4.375%		06/01/46	475	445,742
Kraft Heinz Foods Co., Gtd. Notes	5.000%		07/15/35	815	846,441

					2,823,964

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(e)	5.400%		11/01/20	290	318,649
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	1,595	1,846,499
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	286	306,413

					2,471,561

Gas — 0.0%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	65	68,317
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20	350	383,263

					451,580

Healthcare-Products — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%		09/15/18	4,910	4,915,587
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	474	487,923
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	1,830	1,872,540
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	1,269	1,330,312

					8,606,362

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	668,344
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,847,095
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	396,209
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	366,732
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	788,642
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	809,664
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,665	1,683,315
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	574,425
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	425,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	190,861
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	437,035
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,405,588
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	700,035
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	196,851
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	558,956

					15,048,752

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	454,351

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	795	827,391
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,780,498

					2,607,889

Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	573,349
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	1,889,468
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,132,981
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,452,651
Chubb Corp. (The), Gtd. Notes	6.375	%(b)	03/29/67	1,300	1,257,750
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	137,233
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	833,577
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	454,414
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	850	1,045,191
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	772	930,023
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	186	212,316
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	203,601
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,018,265

New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	892,239
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	469,186
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	744,920
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,414,520
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	137,404
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/67	735	725,813
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	674,686
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,916,658
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.300%		08/25/45	885	920,618
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	385,083
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	497,746

					22,919,692

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	589,761
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	988,639
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	2,949,394
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	492,359

					5,020,153

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(a)	7.875%		12/01/17	1,255	1,298,925
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,367,933

					2,666,858

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	608,989
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	114,895
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,520	1,520,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,027,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	880	903,100
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	875	994,658
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,386	1,595,752
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	340,018
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	676,006
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	600	547,114
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	647,899
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,313,780
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.500%		09/01/41	360	369,197
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.850%		05/01/17	1,710	1,715,251
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	385	380,802
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	239,829
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,682,346
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	178,993
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	43,092
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	450	441,344
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,085,500

					16,426,065

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	%(b)	10/19/75	425	459,531
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	920	1,030,256
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	530	549,542
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	425	479,294

					2,518,623

Miscellaneous Manufacturing — 0.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,236,631
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	264	289,987
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	193,534

					1,720,152

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,410	1,406,471
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	1,260	1,239,714
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	1,095	1,072,425
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	1,000	1,061,148

					4,779,758

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	225	272,189
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(g)	10/10/36	2,000	816,626
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,155	1,363,235
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	325	334,406
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	1,700	1,886,872
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	300	317,264
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	110	110,367
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	2,195,679
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	976,405
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,995	2,074,040
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	1,079,363
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	1,200	1,227,101
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%		02/15/27	555	533,917
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	1,255	1,249,980
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22	450	471,375
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	490,553
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,576,738
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	600,154

					17,576,264

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	4.500%		06/01/21	2,200	2,314,886
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,845	2,964,994

					5,279,880

Packaging & Containers — 0.0%
Ball Corp., Gtd. Notes(a)	4.375%		12/15/20	630	659,925
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	800	866,282

					1,526,207

Pharmaceuticals — 0.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,175,222
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	1,896,832

Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	475	479,333
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	2,010	2,015,463
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	530	532,269
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	445	484,191
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	610	562,124
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	195	167,972
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	60	72,916
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	120	122,277

				7,508,599

Pipelines — 0.2%
DCP Midstream LLC, Gtd. Notes, 144A	5.350%	03/15/20	717	742,095
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	710,184
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	250	239,246
Enterprise Products Operating LLC, Gtd. Notes(a)	3.950%	02/15/27	1,080	1,101,234
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	690	690,186
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,345	1,352,672
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	527,395
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,417,131
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	40	40,251
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	168,767

				6,989,161

Real Estate — 0.0%
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	80,249

Real Estate Investment Trusts (REITs) — 0.0%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	719,552
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	236,182

				955,734

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	904,703
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	251,527
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	730	728,725
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	800,593
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,520,687
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	499,467
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	360	357,898
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,620	2,679,731
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,375	1,373,281
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	353,307

				9,469,919

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,481,225

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	2,125	2,136,203
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,500	1,582,500

				3,718,703

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	2,210	2,296,566
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	1,650	1,672,781
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25	1,380	1,392,995
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.375%		02/12/22	3,085	3,093,333
Microsoft Corp., Sr. Unsec’d. Notes	4.500%		02/06/57	1,125	1,158,171
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	920	954,931

					10,568,777

Telecommunications — 0.4%
AT&T Corp., Gtd. Notes	8.250	%(b)	11/15/31	4	5,465
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	860	853,256
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,460	3,342,104
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	430	405,932
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48	4	3,557
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49	844	752,424
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	875	816,451
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	1,000	937,411
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37	65	66,264
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	82	84,254
AT&T, Inc., Sr. Unsec’d. Notes	5.700%		03/01/57	60	61,985
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	%(b)	12/15/30	400	598,363
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, First Lien, 144A	3.360%		03/20/23	2,000	1,995,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	2,165	1,961,423
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	2,056	1,836,008
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	1,121	1,077,728
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	3,127	2,966,516

					17,764,141

Transportation — 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%		08/01/28	670	867,071
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	715	878,639
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%		05/17/25	100	113,626

					1,859,336

TOTAL CORPORATE BONDS (cost $346,002,789)					356,313,183

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority	4.263%		09/15/32	240	245,148

California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%		04/01/49	1,325	1,809,274
California Educational Facilities Authority	5.000%		06/01/46	750	969,233
State of California, GO, BABs	7.300%		10/01/39	1,270	1,783,042
State of California, GO, BABs	7.500%		04/01/34	475	672,049
State of California, GO, BABs	7.550%		04/01/39	245	358,908
State of California, GO, BABs	7.625%		03/01/40	215	313,990

					5,906,496

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	680	883,483

Illinois — 0.0%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,352,720

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,539,858

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,371,232

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	524,651
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	339,582

				864,233

Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	560,326

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	657,129

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,307,560

Texas — 0.1%
University of Texas System (The), Revenue Bonds, BABs	5.000%	08/15/47	1,490	1,896,666

Washington — 0.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series S-1	5.000%	11/01/46	950	1,215,383

TOTAL MUNICIPAL BONDS (cost $14,645,409)				17,800,234

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	2,570	2,613,875
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	815,366
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	663,382
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	432,862
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%	06/04/25	400	384,356
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	350	362,828
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	580	641,729
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21	600	575,860
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20	800	801,136
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	04/13/21	800	787,376
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23	1,400	1,339,369

Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,148,700
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%(b)	12/01/23	350	407,750
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,110	1,174,935
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,034,388
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,619,987
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,244,376
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	672,966
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	3,100	3,054,418

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,847,227)				21,775,659

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	115	115,189
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%	01/25/36	1,175	1,086,318
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%(b)	07/26/36	1,629	1,627,030
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	3.514%(b)	02/25/35	581	577,721
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.605%(b)	03/25/35	205	199,289
Bayview Opportunity Master Fund Trust, Series 2016-CRT1, Class M1, 144A	2.732%(b)	10/27/27	669	668,769
Bayview Opportunity Master Fund Trust, Series 2017-CRT1, Class M, 144A	3.132%(b)	10/25/28	1,399	1,400,201
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.275%(b)	02/25/37	495	494,882
CIM Trust, Series 2017-2, Class A1, 144A	2.780%(b)	12/25/57	2,400	2,382,068
CIM Trust, Series 2017-3, Class A, 144A(c)	2.977%(b)	01/25/57	5,110	5,100,419
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.280%(b)	02/28/47	3,519	3,539,785
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1	2.932%(b)	11/25/24	301	301,268
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.132%(b)	09/25/28	1,174	1,189,780
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.182%(b)	10/25/28	1,671	1,691,996
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.432%(b)	01/25/29	1,692	1,710,750
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.532%(b)	07/25/29	780	789,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.882%(b)	10/25/27	4,300	4,308,006
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.432%(b)	07/25/28	2,105	2,114,705
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2	2.982%(b)	12/25/28	1,725	1,760,698
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.282%(b)	03/25/29	1,430	1,434,167
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1	2.182%(b)	07/25/29	3,092	3,103,365
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.232%(b)	11/25/28	1,600	1,650,192

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.282%(b)	04/25/29	2,050	2,049,999
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.198%(b)	07/25/35	260	259,604
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A(c)	2.784%(b)	05/01/20	3,978	3,963,494
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A(c)	2.784%(b)	07/01/20	1,282	1,278,731
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.784%(b)	08/01/20	1,038	1,039,496
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A1, 144A(c)	2.784%(b)	10/01/20	1,382	1,376,403
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A1, 144A	2.784%(b)	11/02/20	455	454,773
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.784%(b)	01/01/21	1,775	1,753,030
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.784%(b)	09/01/21	1,617	1,616,461
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A	2.784%(b)	01/01/22	3,083	3,075,101
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19	26	25,681
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 144A(e)	1.858%(b)	11/10/18	2,390	2,390,300
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A(c)	1.972%(b)	05/10/19	9,990	9,947,622
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.028%(b)	06/10/19	1,700	1,702,653
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.379%(b)	02/25/34	246	246,712
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20	50	50,270

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $68,197,232)				68,476,363

SOVEREIGN BONDS — 0.4%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN, RegS	1.125%	08/03/19	1,600	1,577,907
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	175	180,075
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	500	530,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	601,692
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21	2,280	2,567,850
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	880	1,277,003
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	1,120	1,196,814
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.875%	01/15/24	950	1,077,311
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	566	582,980
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	1,006	978,335
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	600	612,750
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	515	537,531

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20	620	669,600
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%	12/06/19	600	600,440
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	200	187,003
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22	385	386,451
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%	04/14/20	385	412,461
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%	01/22/44	400	491,440
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21	1,325	1,301,813
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,710	1,865,832

TOTAL SOVEREIGN BONDS (cost $17,462,715)				17,635,288

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Banks(h)	5.500%	07/15/36	1,080	1,430,776
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	1,344	1,339,043
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	5,490	5,465,078
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	763	806,387
Federal Home Loan Mortgage Corp.	4.000%	01/01/42	239	251,954
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	2,782	2,769,399
Federal Home Loan Mortgage Corp., MTN	1.500%	01/17/20	1,705	1,702,284
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	780	781,709
Federal Home Loan Mortgage Corp.	3.000%	TBA	3,000	2,972,344
Federal Home Loan Mortgage Corp.	3.000%	10/01/28	672	691,062
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	1,597	1,640,388
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,416	1,411,938
Federal Home Loan Mortgage Corp.	3.500%	TBA	15,000	15,339,843
Federal Home Loan Mortgage Corp.	3.500%	12/01/25	653	683,737
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	1,183	1,238,718
Federal Home Loan Mortgage Corp.	3.500%	03/01/42	882	906,318
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	511	524,530
Federal Home Loan Mortgage Corp.	4.000%	TBA	10,500	11,013,515
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	1,004	1,057,526
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	534	562,437
Federal Home Loan Mortgage Corp.	4.000%	10/01/39	1,133	1,193,052
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	597	629,174
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,548	1,625,229
Federal Home Loan Mortgage Corp.	4.500%	02/01/19	3	3,583
Federal Home Loan Mortgage Corp.	4.500%	07/01/19	132	135,286
Federal Home Loan Mortgage Corp.	4.500%	07/01/20	84	86,096
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	461	495,045
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	2,666	2,866,456
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	818	878,824
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	2,551	2,744,269
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	338	363,449
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	838	900,884
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	254	272,423
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	182	195,281
Federal Home Loan Mortgage Corp.	4.500%	10/01/41	305	326,663
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	63	65,308
Federal Home Loan Mortgage Corp.	5.000%	12/01/18	35	35,700
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	58	59,530
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	104	107,450
Federal Home Loan Mortgage Corp.	5.000%	12/01/19	21	21,673
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	38	41,266
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	386	422,834
Federal Home Loan Mortgage Corp.	5.000%	08/01/35	40	43,229

Federal Home Loan Mortgage Corp.	5.000%	09/01/35	62	67,981
Federal Home Loan Mortgage Corp.	5.000%	10/01/36	61	66,330
Federal Home Loan Mortgage Corp.	5.000%	05/01/37	40	43,796
Federal Home Loan Mortgage Corp.	5.000%	07/01/37	811	886,803
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	111	121,114
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	93	101,321
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	98	106,389
Federal Home Loan Mortgage Corp.	5.000%	02/01/39	37	40,568
Federal Home Loan Mortgage Corp.	5.000%	06/01/39	99	107,601
Federal Home Loan Mortgage Corp.	5.500%	02/01/34	38	41,970
Federal Home Loan Mortgage Corp.	5.500%	04/01/34	344	382,453
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	216	243,002
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	215	241,604
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	89	98,649
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	704	780,585
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	126	139,942
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	630	699,341
Federal Home Loan Mortgage Corp.	6.000%	03/01/32	331	380,358
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	109	122,627
Federal Home Loan Mortgage Corp.	6.000%	07/01/36	7	7,570
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	15	16,868
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	23	26,131
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	59	66,199
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	26	29,056
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	15	17,127
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	485	547,560
Federal Home Loan Mortgage Corp.	6.000%	10/01/38	114	129,921
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	64	71,972
Federal Home Loan Mortgage Corp.	6.750%	03/15/31	700	1,001,748
Federal Home Loan Mortgage Corp.	7.000%	01/01/31	36	40,562
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	34	37,696
Federal Home Loan Mortgage Corp.	7.000%	09/01/31	5	5,955
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	67	77,139
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	33	35,590
Federal National Mortgage Assoc.	2.000%	08/01/31	1,931	1,880,581
Federal National Mortgage Assoc.	3.000%	08/01/30	1,668	1,711,831
Federal National Mortgage Assoc.	3.000%	02/01/31	4,927	5,056,173
Federal National Mortgage Assoc.	3.000%	05/01/31	3,334	3,421,461
Federal National Mortgage Assoc.	3.000%	04/01/43	9,286	9,256,127
Federal National Mortgage Assoc.	3.000%	07/01/43	4,335	4,320,787
Federal National Mortgage Assoc.	3.500%	04/01/43	828	851,179
Federal National Mortgage Assoc.	3.500%	04/01/43	2,109	2,167,700
Federal National Mortgage Assoc.	4.000%	TBA	22,250	23,338,163
Federal National Mortgage Assoc.	1.875%	09/24/26	300	278,871
Federal National Mortgage Assoc.	2.500%	TBA	8,500	8,503,985
Federal National Mortgage Assoc.	2.500%	01/01/28	1,768	1,788,738
Federal National Mortgage Assoc.	2.500%	10/01/43	1,290	1,235,831
Federal National Mortgage Assoc.	3.000%	TBA	2,000	1,982,500
Federal National Mortgage Assoc.(i)	3.000%	TBA	5,500	5,639,301
Federal National Mortgage Assoc.	3.000%	TBA	4,000	4,095,372
Federal National Mortgage Assoc.	3.000%	02/01/27	2,943	3,027,896
Federal National Mortgage Assoc.	3.000%	11/01/36	3,902	3,946,579
Federal National Mortgage Assoc.	3.000%	12/01/42	2,792	2,782,905
Federal National Mortgage Assoc.	3.000%	12/01/42	1,704	1,698,592
Federal National Mortgage Assoc.	3.000%	08/01/43	5,620	5,601,200
Federal National Mortgage Assoc.	3.500%	TBA	8,500	8,676,972
Federal National Mortgage Assoc.	3.500%	07/01/27	2,285	2,385,449
Federal National Mortgage Assoc.	3.500%	06/01/39	959	986,806
Federal National Mortgage Assoc.	3.500%	01/01/42	8,957	9,212,012
Federal National Mortgage Assoc.	3.500%	05/01/42	4,568	4,695,459

Federal National Mortgage Assoc.	3.500%	07/01/42	1,178	1,211,232
Federal National Mortgage Assoc.	3.500%	08/01/42	1,449	1,489,406
Federal National Mortgage Assoc.	3.500%	08/01/42	476	488,850
Federal National Mortgage Assoc.	3.500%	09/01/42	2,212	2,273,597
Federal National Mortgage Assoc.	3.500%	09/01/42	1,222	1,255,644
Federal National Mortgage Assoc.	3.500%	11/01/42	875	899,227
Federal National Mortgage Assoc.	3.500%	03/01/43	4,613	4,740,657
Federal National Mortgage Assoc.	3.500%	07/01/43	401	412,170
Federal National Mortgage Assoc.	4.000%	10/01/41	4,210	4,432,579
Federal National Mortgage Assoc.	4.000%	09/01/44	4,639	4,867,440
Federal National Mortgage Assoc.	4.500%	TBA	4,000	4,288,750
Federal National Mortgage Assoc.	4.500%	11/01/18	63	64,980
Federal National Mortgage Assoc.	4.500%	01/01/19	90	92,350
Federal National Mortgage Assoc.	4.500%	01/01/19	26	26,775
Federal National Mortgage Assoc.	4.500%	02/01/19	55	56,673
Federal National Mortgage Assoc.	4.500%	05/01/19	46	47,462
Federal National Mortgage Assoc.	4.500%	07/01/33	82	87,872
Federal National Mortgage Assoc.	4.500%	08/01/33	22	23,954
Federal National Mortgage Assoc.	4.500%	09/01/33	71	75,871
Federal National Mortgage Assoc.	4.500%	10/01/33	197	212,112
Federal National Mortgage Assoc.	4.500%	03/01/34	57	61,650
Federal National Mortgage Assoc.	4.500%	01/01/35	4	4,117
Federal National Mortgage Assoc.	4.500%	07/01/39	1,306	1,414,164
Federal National Mortgage Assoc.	4.500%	08/01/39	1,038	1,124,275
Federal National Mortgage Assoc.	4.500%	09/01/39	772	828,974
Federal National Mortgage Assoc.	4.500%	12/01/39	8	8,972
Federal National Mortgage Assoc.	4.500%	03/01/41	2,521	2,724,056
Federal National Mortgage Assoc.	4.500%	07/01/42	212	227,843
Federal National Mortgage Assoc.	5.000%	TBA	7,000	7,648,659
Federal National Mortgage Assoc.	5.000%	10/01/18	25	25,970
Federal National Mortgage Assoc.	5.000%	01/01/19	58	59,932
Federal National Mortgage Assoc.	5.000%	03/01/34	387	422,572
Federal National Mortgage Assoc.	5.000%	04/01/35	924	1,012,293
Federal National Mortgage Assoc.	5.000%	06/01/35	229	250,096
Federal National Mortgage Assoc.	5.000%	07/01/35	237	259,577
Federal National Mortgage Assoc.	5.000%	07/01/35	174	190,650
Federal National Mortgage Assoc.	5.000%	09/01/35	137	151,248
Federal National Mortgage Assoc.	5.000%	11/01/35	139	153,422
Federal National Mortgage Assoc.	5.000%	02/01/36	132	144,682
Federal National Mortgage Assoc.	5.500%	12/01/17	13	13,362
Federal National Mortgage Assoc.	5.500%	02/01/18	7	7,079
Federal National Mortgage Assoc.	5.500%	05/01/20	40	41,639
Federal National Mortgage Assoc.	5.500%	01/01/21	149	155,892
Federal National Mortgage Assoc.	5.500%	02/01/33	256	286,829
Federal National Mortgage Assoc.	5.500%	08/01/33	289	326,803
Federal National Mortgage Assoc.	5.500%	10/01/33	79	89,379
Federal National Mortgage Assoc.	5.500%	12/01/33	78	87,059
Federal National Mortgage Assoc.	5.500%	12/01/34	248	277,497
Federal National Mortgage Assoc.	5.500%	10/01/35	1,035	1,160,869
Federal National Mortgage Assoc.	5.500%	03/01/36	159	177,575
Federal National Mortgage Assoc.	5.500%	04/01/36	170	189,288
Federal National Mortgage Assoc.	5.500%	01/01/37	112	125,148
Federal National Mortgage Assoc.	5.500%	04/01/37	64	71,762
Federal National Mortgage Assoc.	5.500%	05/01/37	382	428,575
Federal National Mortgage Assoc.	5.500%	08/01/37	449	502,320
Federal National Mortgage Assoc.	6.000%	09/01/17	1	1,036
Federal National Mortgage Assoc.	6.000%	05/01/21	129	137,132
Federal National Mortgage Assoc.	6.000%	10/01/33	468	542,449
Federal National Mortgage Assoc.	6.000%	11/01/33	48	54,121

Federal National Mortgage Assoc.	6.000%	11/01/33	46	52,642
Federal National Mortgage Assoc.	6.000%	12/01/33	21	23,452
Federal National Mortgage Assoc.	6.000%	01/01/34	427	485,366
Federal National Mortgage Assoc.	6.000%	02/01/34	171	195,477
Federal National Mortgage Assoc.	6.000%	03/01/34	64	72,901
Federal National Mortgage Assoc.	6.000%	03/01/34	19	21,938
Federal National Mortgage Assoc.	6.000%	03/01/34	3	3,823
Federal National Mortgage Assoc.	6.000%	11/01/34	75	85,061
Federal National Mortgage Assoc.	6.000%	01/01/35	243	278,600
Federal National Mortgage Assoc.	6.000%	01/01/35	97	112,121
Federal National Mortgage Assoc.	6.000%	02/01/35	303	346,619
Federal National Mortgage Assoc.	6.000%	02/01/35	5	5,414
Federal National Mortgage Assoc.	6.000%	02/01/35	247	278,551
Federal National Mortgage Assoc.	6.000%	04/01/35	29	33,378
Federal National Mortgage Assoc.	6.000%	12/01/35	314	355,131
Federal National Mortgage Assoc.	6.000%	05/01/36	72	81,079
Federal National Mortgage Assoc.	6.000%	06/01/36	37	41,367
Federal National Mortgage Assoc.	6.000%	02/01/37	125	141,254
Federal National Mortgage Assoc.	6.000%	06/01/37	64	72,806
Federal National Mortgage Assoc.	6.000%	05/01/38	341	387,000
Federal National Mortgage Assoc.(h)(j)	6.250%	05/15/29	1,935	2,589,831
Federal National Mortgage Assoc.	6.500%	07/01/17	1	517
Federal National Mortgage Assoc.	6.500%	09/01/17	4	3,803
Federal National Mortgage Assoc.	6.500%	09/01/32	52	57,629
Federal National Mortgage Assoc.	6.500%	09/01/32	15	16,636
Federal National Mortgage Assoc.	6.500%	09/01/32	10	11,253
Federal National Mortgage Assoc.	6.500%	09/01/32	51	57,429
Federal National Mortgage Assoc.	6.500%	09/01/32	8	8,357
Federal National Mortgage Assoc.	6.500%	10/01/32	64	72,508
Federal National Mortgage Assoc.	6.500%	04/01/33	97	110,096
Federal National Mortgage Assoc.	6.500%	11/01/33	97	108,838
Federal National Mortgage Assoc.	6.500%	01/01/34	81	90,518
Federal National Mortgage Assoc.	6.500%	09/01/34	80	89,103
Federal National Mortgage Assoc.	6.500%	10/01/34	144	161,190
Federal National Mortgage Assoc.	6.500%	09/01/36	227	260,600
Federal National Mortgage Assoc.	6.500%	10/01/36	50	57,328
Federal National Mortgage Assoc.	6.500%	11/01/36	80	88,980
Federal National Mortgage Assoc.	6.500%	01/01/37	42	47,220
Federal National Mortgage Assoc.	6.500%	01/01/37	120	134,075
Federal National Mortgage Assoc.	6.500%	09/01/37	28	31,564
Federal National Mortgage Assoc.(j)	6.625%	11/15/30	630	888,531
Federal National Mortgage Assoc.	7.000%	02/01/32	41	46,016
Federal National Mortgage Assoc.	7.000%	03/01/32	2	2,067
Federal National Mortgage Assoc.	7.000%	05/01/32	22	25,679
Federal National Mortgage Assoc.	7.000%	06/01/32	18	20,161
Federal National Mortgage Assoc.	7.000%	07/01/32	68	76,933
Federal National Mortgage Assoc.(h)(j)	7.125%	01/15/30	4,210	6,072,247
Federal National Mortgage Assoc.	7.500%	05/01/32	18	17,960
Government National Mortgage Assoc.	3.000%	TBA	20,000	20,141,797
Government National Mortgage Assoc.	3.000%	03/15/45	1,946	1,964,822
Government National Mortgage Assoc.	3.500%	TBA	25,500	26,440,313
Government National Mortgage Assoc.	3.500%	12/20/42	2,999	3,122,604
Government National Mortgage Assoc.	3.500%	05/20/43	619	645,052
Government National Mortgage Assoc.	3.500%	03/20/45	3,012	3,126,309
Government National Mortgage Assoc.	3.500%	04/20/45	4,268	4,430,389
Government National Mortgage Assoc.	4.000%	TBA	6,000	6,325,664
Government National Mortgage Assoc.	4.000%	06/15/40	293	310,296
Government National Mortgage Assoc.	4.000%	05/20/41	508	540,609
Government National Mortgage Assoc.	4.000%	12/20/42	1,001	1,062,100
Government National Mortgage Assoc.	4.500%	TBA	2,000	2,135,312

Government National Mortgage Assoc.	4.500%	04/15/40	1,354		1,448,585
Government National Mortgage Assoc.	4.500%	01/20/41	2,205		2,380,330
Government National Mortgage Assoc.	4.500%	02/20/41	1,430		1,544,064
Government National Mortgage Assoc.	5.000%	10/20/37	241		266,463
Government National Mortgage Assoc.	5.000%	04/20/45	1,495		1,607,334
Government National Mortgage Assoc.	5.500%	11/15/32	120		135,026
Government National Mortgage Assoc.	5.500%	02/15/33	99		112,073
Government National Mortgage Assoc.	5.500%	08/15/33	179		199,702
Government National Mortgage Assoc.	5.500%	08/15/33	159		178,946
Government National Mortgage Assoc.	5.500%	09/15/33	110		125,208
Government National Mortgage Assoc.	5.500%	09/15/33	85		94,295
Government National Mortgage Assoc.	5.500%	10/15/33	131		149,057
Government National Mortgage Assoc.	5.500%	12/15/33	24		26,638
Government National Mortgage Assoc.	5.500%	02/15/34	47		52,618
Government National Mortgage Assoc.	5.500%	04/15/34	493		558,000
Government National Mortgage Assoc.	5.500%	07/15/35	103		115,354
Government National Mortgage Assoc.	5.500%	02/15/36	144		162,455
Government National Mortgage Assoc.	6.000%	02/15/33	3		3,932
Government National Mortgage Assoc.	6.000%	04/15/33	25		28,248
Government National Mortgage Assoc.	6.000%	09/15/33	30		34,723
Government National Mortgage Assoc.	6.000%	12/15/33	157		179,696
Government National Mortgage Assoc.	6.000%	12/15/33	52		60,669
Government National Mortgage Assoc.	6.000%	01/15/34	29		33,381
Government National Mortgage Assoc.	6.000%	01/15/34	50		58,613
Government National Mortgage Assoc.	6.000%	06/20/34	111		128,745
Government National Mortgage Assoc.	6.000%	07/15/34	244		279,075
Government National Mortgage Assoc.	6.000%	10/15/34	216		248,134
Government National Mortgage Assoc.	6.500%	10/15/23	1		1,583
Government National Mortgage Assoc.	6.500%	12/15/23	7		7,902
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,523
Government National Mortgage Assoc.	6.500%	01/15/24	3		3,384
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,725
Government National Mortgage Assoc.	6.500%	01/15/24	26		29,286
Government National Mortgage Assoc.	6.500%	01/15/24	81		91,852
Government National Mortgage Assoc.	6.500%	01/15/24	6		6,913
Government National Mortgage Assoc.	6.500%	01/15/24	29		32,891
Government National Mortgage Assoc.	6.500%	02/15/24	1		926
Government National Mortgage Assoc.	6.500%	02/15/24	1		571
Government National Mortgage Assoc.	6.500%	02/15/24	17		19,649
Government National Mortgage Assoc.	6.500%	02/15/24	26		28,961
Government National Mortgage Assoc.	6.500%	02/15/24	8		8,720
Government National Mortgage Assoc.	6.500%	02/15/24	6		7,313
Government National Mortgage Assoc.	6.500%	02/15/24	24		27,782
Government National Mortgage Assoc.	6.500%	02/15/24	39		44,273
Government National Mortgage Assoc.	6.500%	02/15/24	30		34,220
Government National Mortgage Assoc.	6.500%	02/15/24	6		6,306
Government National Mortgage Assoc.	6.500%	02/15/24	5		6,017
Government National Mortgage Assoc.	6.500%	03/15/24	11		12,491
Government National Mortgage Assoc.	6.500%	04/15/24	1		1,553
Government National Mortgage Assoc.	6.500%	04/15/24	7		7,428
Government National Mortgage Assoc.	6.500%	04/15/24	21		24,006
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,767
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,881
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,629
Government National Mortgage Assoc.	6.500%	04/15/24	7		7,621
Government National Mortgage Assoc.	6.500%	04/15/24	12		14,173
Government National Mortgage Assoc.	6.500%	05/15/24	—	(k)	328
Government National Mortgage Assoc.	6.500%	05/15/24	20		23,074
Government National Mortgage Assoc.	6.500%	05/15/24	21		24,213

Government National Mortgage Assoc.	6.500%	10/15/24	34	37,761
Government National Mortgage Assoc.	6.500%	12/15/30	12	13,576
Government National Mortgage Assoc.	6.500%	01/15/32	25	28,421
Government National Mortgage Assoc.	6.500%	02/15/32	26	28,971
Government National Mortgage Assoc.	6.500%	07/15/32	55	62,574
Government National Mortgage Assoc.	6.500%	08/15/32	9	10,099
Government National Mortgage Assoc.	6.500%	08/15/32	11	12,119
Government National Mortgage Assoc.	6.500%	08/15/32	45	51,025
Government National Mortgage Assoc.	6.500%	08/15/32	273	317,553
Government National Mortgage Assoc.	6.500%	06/15/35	57	65,441
Government National Mortgage Assoc.	6.500%	06/15/35	6	6,440
Government National Mortgage Assoc.	6.500%	07/15/35	8	8,672
Government National Mortgage Assoc.	8.000%	01/15/24	12	12,277
Government National Mortgage Assoc.	8.000%	04/15/25	10	11,838
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%	06/30/22	3,948	4,020,679
Iraq Government AID Bond, U.S. Gov’t. Gtd. Notes	2.149%	01/18/22	1,400	1,393,724
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	04/26/24	1,090	1,297,363
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%(g)	01/15/30	950	633,002
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.967%(g)	04/15/30	2,100	1,389,728
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	1,275	1,279,568
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	705	1,010,383
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.471%	09/29/21	1,200	1,171,391

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $346,431,748)				347,894,501

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds	2.500%	02/15/45	11,875	10,670,341
U.S. Treasury Bonds(a)	2.875%	11/15/46	6,890	6,685,181
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	22,773	26,264,944
U.S. Treasury Notes	1.625%	04/30/23	11,000	10,688,051
U.S. Treasury Notes(a)	1.875%	02/28/22	28,905	28,842,912
U.S. Treasury Notes	2.125%	06/30/21	23,810	24,094,601
U.S. Treasury Notes	2.125%	09/30/21	42,715	43,155,477
U.S. Treasury Notes(a)	2.125%	02/29/24	22,260	22,139,996
U.S. Treasury Notes	2.125%	05/15/25	10,160	10,006,808
U.S. Treasury Strips Coupon	2.184%(g)	02/15/28	5,465	4,110,226
U.S. Treasury Strips Coupon(h)	2.241%(g)	05/15/28	2,735	2,038,803
U.S. Treasury Strips Coupon	2.280%(g)	02/15/29	2,735	1,987,328
U.S. Treasury Strips Coupon	2.384%(g)	05/15/29	5,640	4,064,945
U.S. Treasury Strips Coupon	2.783%(g)	08/15/29	1,400	1,002,338
U.S. Treasury Strips Coupon	2.878%(g)	05/15/31	1,400	944,804
U.S. Treasury Strips Coupon	3.042%(g)	11/15/35	2,800	1,614,399
U.S. Treasury Strips Coupon	3.202%(g)	08/15/40	2,800	1,347,618
United States Treasury Notes	1.625%	03/15/20	755	757,713
United States Treasury Notes	2.250%	02/15/27	6,890	6,801,994

TOTAL U.S. TREASURY OBLIGATIONS (cost $207,838,206)				207,218,479

TOTAL LONG-TERM INVESTMENTS (cost $3,107,952,193)				3,659,374,728

SHORT-TERM INVESTMENTS — 14.6%

			Shares
AFFILIATED MUTUAL FUNDS — 14.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(l)			14,109,366	130,934,921
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(l)			335,995,654	335,995,654

Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $113,485,804; includes $113,383,668 of cash collateral for securities on loan)(l)(m)				113,470,917	113,493,611

TOTAL AFFILIATED MUTUAL FUNDS (cost $587,940,697)					580,424,186

				Notional Amount (000)#
OPTION PURCHASED* — 0.0%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $330,252)				457	321,328

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill (cost $149,770)(h)	0.751	%(n)	06/15/17	150	149,781

TOTAL SHORT-TERM INVESTMENTS (cost $588,420,719)					580,895,295

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.6% (cost $3,696,372,912)					4,240,270,023

				Notional Amount (000)#
OPTION WRITTEN* — 0.0%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $65,513)				457	(57,125)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.6% (cost $3,696,307,399)					4,240,212,898
Liabilities in excess of other assets(o) — (6.6)%					(260,809,255)

NET ASSETS — 100.0%					$3,979,403,643

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,586,226; cash collateral of $113,383,668 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $29,049,584 and 0.7% of net assets.
(d)	Interest rate not available as of March 31, 2017.
(e)	Indicates a security that has been deemed illiquid; the aggregate value of $15,081,073 is approximately 0.4% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,500,000 is approximately 0.1% of net assets.
(j)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Less than $500 par.
(l)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(m)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate quoted represents yield-to-maturity as of purchase date.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
975	2 Year U.S. Treasury Notes	Jun. 2017	$210,870,821	$211,041,797	$170,976
993	5 Year U.S. Treasury Notes	Jun. 2017	116,867,397	116,902,477	35,080
183	10 Year U.S. Treasury Notes	Jun. 2017	22,697,890	22,794,937	97,047
480	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	76,481,809	77,100,000	618,191
12	Mini MSCI EAFE Index	Jun. 2017	1,050,362	1,069,200	18,838

					940,132

	Short Position:
267	20 Year U.S. Treasury Bonds	Jun. 2017	40,105,255	40,275,281	(170,026)

					$770,106

U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $3,883,736 have been segregated with Citigroup Global Markets and a U.S. Treasury Obligation with a market value of $149,781 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at March 31, 2017.

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(1,026,252)	$(56,978)

The Portfolio entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
152,125	09/09/17	0.539%	1 Day USOIS(1)	$436	$324,525	$324,089
127,920	10/18/17	0.607%	1 Day USOIS(1)	265	281,254	280,989
71,095	11/09/17	0.626%	1 Day USOIS(1)	310	176,774	176,464
27,735	08/31/21	2.015%	3 Month LIBOR(1)	4,456	30,447	25,991
900	12/31/22	1.412%	3 Month LIBOR(1)	155	34,989	34,834
2,730	05/31/23	1.203%	3 Month LIBOR(1)	165	151,794	151,629
2,470	05/31/23	1.399%	3 Month LIBOR(1)	(44,913)	109,123	154,036
10,615	08/15/23	1.459%	3 Month LIBOR(1)	503,844	456,142	(47,702)
6,926	11/15/23	2.209%	3 Month LIBOR(1)	132	(7,663)	(7,795)
7,420	09/04/25	2.214%	3 Month LIBOR(1)	203	54,183	53,980
28,775	01/08/26	2.210%	3 Month LIBOR(1)	292	273,651	273,359
330	05/15/26	1.652%	3 Month LIBOR(1)	11	19,114	19,103

				$465,356	$1,904,333	$1,438,977

U.S. Government Agency Obligations with a combined market value of $3,610,950 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,286,179,739	$38,928,609	$—
Preferred Stocks	586,300	432,576	—
Asset-Backed Securities
Collateralized Loan Obligations	—	50,703,375	7,373,250
Non-Residential Mortgage-Backed Securities	—	84,140,075	—
Residential Mortgage-Backed Securities	—	17,492,524	—
Bank Loans	—	2,443,075	—
Commercial Mortgage-Backed Securities	—	133,480,063	—
Corporate Bonds	—	356,303,518	9,665
Municipal Bonds	—	17,800,234	—
Non-Corporate Foreign Agencies	—	21,775,659	—
Residential Mortgage-Backed Securities	—	46,809,694	21,666,669
Sovereign Bonds	—	17,635,288	—
U.S. Government Agency Obligations	—	347,894,501	—
U.S. Treasury Obligations	—	207,368,260	—
Unaffiliated Exchange Traded Funds	501,435	—	—

Affiliated Mutual Funds	580,424,186	—	—
Option Purchased	321,328	—	—
Option Written	(57,125)	—	—
Other Financial Instruments*
Futures Contracts	770,106	—	—
Centrally Cleared Credit Default Swap Agreement	—	(56,978)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,438,977	—

Total	$2,868,725,969	$1,344,589,450	$29,049,584

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/2017
Credit contracts	$(56,978)
Equity contracts	18,838
Interest rate contracts	2,454,448

Total	$2,416,308

Global Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.4%
Australia — 2.0%
Arrium Ltd.*(a)(b)	894,400	$14,933
Asaleo Care Ltd.	733,400	986,265
Ausdrill Ltd.	123,200	133,688
Bendigo & Adelaide Bank Ltd.	158,500	1,468,481
BHP Billiton PLC	201,205	3,103,363
Caltex Australia Ltd.	26,000	585,822
CSR Ltd.	334,900	1,153,319
Downer EDI Ltd.	182,200	806,303
Fortescue Metals Group Ltd.	129,900	618,735
Harvey Norman Holdings Ltd.	168,800	583,845
LendLease Group	124,300	1,478,355
Macquarie Group Ltd.	50,786	3,498,989
Metcash Ltd.*	412,500	778,018
Mineral Resources Ltd.	64,000	525,285
Myer Holdings Ltd.	567,600	526,839
National Australia Bank Ltd.	33,588	855,230
Primary Health Care Ltd.	65,700	179,176
Qantas Airways Ltd.	387,619	1,151,944
Ramsay Health Care Ltd.	18,336	978,817
Wesfarmers Ltd.	32,100	1,105,137

		20,532,544

Austria — 0.3%
OMV AG	36,200	1,426,621
Voestalpine AG	28,800	1,132,661

		2,559,282

Belgium — 0.1%
AGFA-Gevaert NV*	86,100	420,680
Bekaert SA	13,500	659,234

		1,079,914

Bermuda — 0.4%
XL Group Ltd.	96,902	3,862,514

Brazil — 0.2%
Cielo SA	217,000	1,967,182

Canada — 2.6%
Brookfield Asset Management, Inc. (Class A Stock)	111,320	4,058,727
Canadian National Railway Co.	54,449	4,019,035
Canadian Natural Resources Ltd.	77,500	2,541,225
Canadian Pacific Railway Ltd.	17,873	2,625,901
Constellation Software, Inc.	6,771	3,327,329
First Quantum Minerals Ltd.	119,734	1,272,205
Suncor Energy, Inc.	104,282	3,201,740
Toronto-Dominion Bank (The)	73,270	3,669,974
TransCanada Corp.(c)	23,852	1,100,770

		25,816,906

China — 1.3%
Alibaba Group Holding Ltd., ADR*(c)	42,115	4,541,261
China Merchants Bank Co. Ltd. (Class H Stock)	1,092,500	2,891,158
NetEase, Inc., ADR	10,275	2,918,100
Tencent Holdings Ltd.	112,000	3,226,666

		13,577,185

Denmark — 0.3%
Danske Bank A/S	61,200	2,086,671
Dfds A/S	11,300	620,833

		2,707,504

Finland — 0.5%
Sampo OYJ (Class A Stock)	65,278	3,097,501
Tieto OYJ	18,100	493,107
UPM-Kymmene OYJ(c)	57,300	1,345,355

		4,935,963

France — 4.7%
Arkema SA	33,220	3,270,214
Atos SE	15,600	1,927,864
AXA SA	46,300	1,196,201
BNP Paribas SA	85,154	5,666,510
Carrefour SA	47,800	1,126,227
Cie Generale des Etablissements Michelin	12,000	1,458,218
CNP Assurances	46,700	949,668
Credit Agricole SA	78,500	1,061,062
Electricite de France SA	61,800	519,269
Engie SA	35,200	497,435
LVMH Moet Hennessy Louis Vuitton SE	16,667	3,663,292
Orange SA	79,700	1,237,393
Renault SA	12,300	1,068,532
Sanofi	39,200	3,543,506
SCOR SE	22,000	831,450
Societe Generale SA	28,600	1,449,033
Total SA	113,518	5,739,874
Total SA, ADR(c)	128,800	6,494,096
Valeo SA	83,911	5,581,922

		47,281,766

Germany — 3.0%
Allianz SE	9,800	1,817,379
Aurubis AG	14,200	952,151
BASF SE	16,400	1,623,829
Bayer AG	14,100	1,624,516
Bayerische Motoren Werke AG	12,200	1,113,154
Daimler AG	27,600	2,036,873
Deutsche Bank AG*	27,100	465,878
Deutsche Lufthansa AG	54,200	879,282
Deutsche Post AG	34,500	1,180,716
E.ON SE	46,000	365,706
Evonik Industries AG	36,500	1,189,701
Hannover Rueck SE	4,500	518,544
Infineon Technologies AG	193,331	3,956,981
Metro AG	46,000	1,469,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	1,037,490
Rational AG	2,450	1,142,792
Rheinmetall AG	13,300	1,115,021
Siemens AG	42,262	5,788,738
STADA Arzneimittel AG	8,100	496,104
Uniper SE*	4,600	77,311
Volkswagen AG	7,400	1,105,631

		29,957,621

Hong Kong — 1.4%
AIA Group Ltd.	727,000	4,588,793
China Resources Cement Holdings Ltd.	886,000	496,253
Kingboard Chemical Holdings Ltd.	216,000	798,022

Lee & Man Paper Manufacturing Ltd.	1,244,000	951,493
PCCW Ltd.	870,000	513,234
Sands China Ltd.	453,600	2,102,704
Singamas Container Holdings Ltd.*	2,676,000	437,522
Skyworth Digital Holdings Ltd.	1,072,000	706,752
WH Group Ltd.	1,914,500	1,650,913
Wheelock & Co. Ltd.	97,000	767,299
Yue Yuen Industrial Holdings Ltd.	220,500	866,488

		13,879,473

India — 0.8%
HDFC Bank Ltd., ADR	68,477	5,150,840
Tata Motors Ltd., ADR	77,718	2,770,647

		7,921,487

Ireland — 0.7%
Kingspan Group PLC	102,411	3,271,537
Ryanair Holdings PLC, ADR*	40,277	3,342,185
Smurfit Kappa Group PLC	35,200	930,085

		7,543,807

Israel — 0.2%
Bank Hapoalim BM	125,500	764,820
Elbit Systems Ltd.	3,500	400,341
Teva Pharmaceutical Industries Ltd.	16,300	533,046

		1,698,207

Italy — 0.7%
A2A SpA	782,400	1,181,848
Astaldi SpA(c)	62,200	415,152
Enel SpA	423,200	1,991,359
Luxottica Group SpA	52,911	2,919,981
Mediobanca SpA	87,600	789,829

		7,298,169

Japan — 7.8%
Aisan Industry Co. Ltd.	68,400	577,015
Aoyama Trading Co. Ltd.	9,900	340,463
Asahi Kasei Corp.	103,000	1,000,792
Astellas Pharma, Inc.	75,600	997,083
Cocokara Fine, Inc.	17,000	739,572
Concordia Financial Group Ltd.	121,000	560,968
Daikin Industries Ltd.	41,000	4,134,367
Dowa Holdings Co. Ltd.	75,000	539,609
Enplas Corp.	18,500	513,532
FANUC Corp.	19,800	4,076,252
Fuji Heavy Industries Ltd.	88,874	3,259,746
Fujikura Ltd.	200,200	1,444,360
Fujitec Co. Ltd.	63,600	700,865
Hazama Ando Corp.	85,900	578,147
Heiwa Corp.	34,800	867,375
Hoya Corp.	50,600	2,444,526
Isuzu Motors Ltd.	78,200	1,035,704
ITOCHU Corp.	37,100	528,169
Japan Airlines Co. Ltd.	28,000	888,999
Kaneka Corp.	74,000	553,461
KDDI Corp.	88,400	2,324,991
Keihin Corp.	54,300	893,060
Keyence Corp.	9,700	3,891,376
Komori Corp.	40,000	514,405

Konica Minolta, Inc.	129,600	1,162,459
Kureha Corp.	25,500	1,123,817
KYORIN Holdings, Inc.	37,400	791,307
Kyowa Exeo Corp.	66,900	971,250
Lintec Corp.	30,000	640,643
Marubeni Corp.	109,700	677,610
Matsumotokiyoshi Holdings Co. Ltd.	15,400	733,612
Mazda Motor Corp.	56,700	818,458
Mitsubishi Gas Chemical Co., Inc.	50,900	1,060,164
Mitsubishi UFJ Financial Group, Inc.	777,900	4,900,123
Mizuho Financial Group, Inc.	597,700	1,097,124
NEC Corp.(c)	213,000	514,196
Nippon Prologis REIT, Inc.	940	2,037,625
Nippon Telegraph & Telephone Corp.	73,700	3,150,920
Nishi-Nippon Financial Holdings, Inc.*	48,600	488,715
Nissan Motor Co. Ltd.	161,600	1,558,209
Nisshinbo Holdings, Inc.	81,000	812,424
Nitori Holdings Co. Ltd.	23,500	2,984,481
NTT DOCOMO, Inc.	39,300	917,743
ORIX Corp.	192,300	2,854,220
Park24 Co. Ltd.	31,600	830,264
Resona Holdings, Inc.	355,300	1,910,049
Sankyu, Inc.	126,000	766,386
Sawai Pharmaceutical Co. Ltd.	9,200	499,486
Seino Holdings Co. Ltd.	52,600	592,322
Shimachu Co. Ltd.	30,700	749,468
SKY Perfect JSAT Holdings, Inc.	151,000	640,296
Sumitomo Heavy Industries Ltd.	84,000	587,267
Sumitomo Mitsui Financial Group, Inc.	33,900	1,233,918
Sumitomo Osaka Cement Co. Ltd.	184,500	769,411
T-Gaia Corp.	39,300	676,937
Toagosei Co. Ltd.	73,500	840,391
Toho Holdings Co. Ltd.	36,900	774,429
Towa Pharmaceutical Co. Ltd.	9,400	477,127
Toyo Tire & Rubber Co. Ltd.	35,200	633,791
Toyoda Gosei Co. Ltd.	33,200	846,770
Toyota Motor Corp.	15,730	853,791
Tsubakimoto Chain Co.	85,000	711,179
Ube Industries Ltd.	301,000	679,764
Yokohama Rubber Co. Ltd. (The)	45,000	881,948

		78,654,931

Liechtenstein — 0.0%
VP Bank AG	1,765	203,561

Luxembourg — 0.2%
Tenaris SA	112,922	1,952,694

Netherlands — 2.8%
ABN AMRO Group NV	28,800	698,360
Aegon NV	95,000	483,917
ING Groep NV, CVA	75,400	1,138,866
Koninklijke Ahold Delhaize NV	41,800	893,261
Koninklijke Philips NV	135,103	4,340,099
NN Group NV	38,700	1,256,869
NXP Semiconductors NV*	104,520	10,817,820
Royal Dutch Shell PLC (Class A Stock), ADR(c)	69,250	3,651,553
Royal Dutch Shell PLC (Class A Stock)	144,138	3,794,937
Royal Dutch Shell PLC (Class B Stock)	36,900	1,014,358

		28,090,040

New Zealand — 0.2%
Air New Zealand Ltd.	606,600	1,045,885
Fletcher Building Ltd.	88,500	515,561

		1,561,446

Norway — 0.3%
DNB ASA	68,200	1,082,919
Salmar ASA	15,300	329,927
Statoil ASA	37,300	641,133
Yara International ASA	23,200	893,612

		2,947,591

Singapore — 0.1%
DBS Group Holdings Ltd.	81,200	1,124,774

South Africa — 0.3%
Bid Corp. Ltd.(c)	93,105	1,795,958
Mondi PLC	37,200	898,800

		2,694,758

Spain — 0.9%
Amadeus IT Group SA (Class A Stock)	57,873	2,932,353
Banco Santander SA	137,900	844,131
Distribuidora Internacional de Alimentacion SA	175,100	1,012,099
Gas Natural SDG SA	47,300	1,034,633
Iberdrola SA	150,200	1,073,166
Mapfre SA	219,300	751,127
Repsol SA	73,100	1,132,535

		8,780,044

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	103,421	3,645,495
Boliden AB	21,500	639,955
Electrolux AB (Class B Stock)	22,600	627,417
Hexagon AB (Class B Stock)	74,890	3,005,691
Nordea Bank AB	83,600	953,779
Swedbank AB (Class A Stock)(c)	29,700	687,212
Telia Co. AB	138,400	580,220

		10,139,769

Switzerland — 2.9%
Aryzta AG	18,700	600,437
Baloise Holding AG	10,300	1,415,346
Bucher Industries AG	1,810	529,063
Cembra Money Bank AG	9,700	801,923
Credit Suisse Group AG	113,100	1,682,772
Geberit AG	7,227	3,114,194
Georg Fischer AG	1,100	1,000,129
Helvetia Holding AG	1,800	996,610
Lonza Group AG	14,078	2,661,040
Partners Group Holding AG	5,262	2,827,869
Roche Holding AG	10,700	2,736,351
Swiss Life Holding AG	7,200	2,321,733
Swiss Re AG	22,700	2,038,825
UBS Group AG	66,800	1,067,772
Wolseley PLC	64,300	4,048,415
Zurich Insurance Group AG	6,700	1,787,967

		29,630,446

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	642,000	4,025,746

United Kingdom — 6.1%
3i Group PLC	120,600	1,132,319
Ashtead Group PLC	35,000	724,473
AstraZeneca PLC	11,300	694,802
Aviva PLC	129,800	866,162
BAE Systems PLC	797,341	6,417,142
Barclays PLC	266,300	751,705
Barratt Developments PLC	109,300	748,706
Beazley PLC	129,500	693,429
Bellway PLC	25,400	860,620
Berkeley Group Holdings PLC	25,300	1,017,299
Bovis Homes Group PLC	66,300	703,365
BP PLC	355,000	2,043,417
BT Group PLC	365,300	1,458,684
Carillion PLC(c)	145,900	407,035
Centrica PLC	289,000	786,942
Compass Group PLC	224,558	4,239,693
Crest Nicholson Holdings PLC	143,814	976,950
Debenhams PLC	301,400	205,686
easyJet PLC	25,500	327,847
Experian PLC	186,835	3,811,659
GKN PLC	188,200	857,205
GlaxoSmithKline PLC	130,000	2,703,077
Go-Ahead Group PLC	15,200	328,249
HSBC Holdings PLC	196,000	1,598,739
Inchcape Plc	66,600	702,162
Intermediate Capital Group PLC	53,155	470,849
International Consolidated Airlines Group SA	150,000	994,098
Interserve PLC	82,200	228,793
J Sainsbury PLC	536,900	1,778,307
Johnson Matthey PLC	71,236	2,748,424
Keller Group PLC	48,200	548,902
Kingfisher PLC	160,800	657,927
Lloyds Banking Group PLC	1,133,000	942,293
Man Group PLC	308,300	569,566
Marks & Spencer Group PLC	142,500	601,901
Meggitt PLC	108,000	602,777
Micro Focus International PLC	65,870	1,878,894
Mitie Group PLC(c)	247,100	687,688
National Express Group PLC	154,700	697,872
Old Mutual PLC	274,800	691,581
Paragon Group of Cos. PLC (The)	105,900	553,830
Premier Foods PLC*	357,756	197,104
QinetiQ Group PLC	214,000	747,509
Relx PLC	166,161	3,253,119
Royal Mail PLC	120,900	643,917
SSE PLC	42,900	792,837
St. James’s Place PLC	159,620	2,124,688
Vesuvius PLC	81,100	528,358
WPP PLC	166,261	3,644,280

		61,642,881

United States — 54.2%
A.O. Smith Corp.	106,288	5,437,694
Acuity Brands, Inc.(c)	27,055	5,519,220
Adient PLC*	21,144	1,536,534
Adobe Systems, Inc.*	84,400	10,982,972
AES Corp.	80,200	896,636

Aetna, Inc.	35,050	4,470,627
Akamai Technologies, Inc.*	112,192	6,697,862
Alexion Pharmaceuticals, Inc.*	56,329	6,829,328
Alphabet, Inc. (Class A Stock)*	4,684	3,971,095
Alphabet, Inc. (Class C Stock)*	11,302	9,375,687
Amazon.com, Inc.*	15,259	13,527,714
American Express Co.	43,050	3,405,685
Ameriprise Financial, Inc.	30,750	3,987,660
Amphenol Corp. (Class A Stock)	148,029	10,535,224
ANSYS, Inc.*	43,627	4,662,417
Apache Corp.(c)	51,150	2,628,599
Apple, Inc.	29,550	4,245,153
Applied Materials, Inc.	75,050	2,919,445
Bank of America Corp.	124,050	2,926,339
Bank of New York Mellon Corp. (The)	114,850	5,424,365
Boeing Co. (The)	25,550	4,518,773
Bristol-Myers Squibb Co.	24,450	1,329,591
Bunge Ltd.	37,100	2,940,546
Carnival Corp.	42,650	2,512,512
CF Industries Holdings, Inc.(c)	60,300	1,769,805
Cisco Systems, Inc.	156,700	5,296,460
Citigroup, Inc.	82,050	4,908,231
Cognizant Technology Solutions Corp. (Class A Stock)*	97,065	5,777,309
Comcast Corp. (Class A Stock)	141,250	5,309,587
Costco Wholesale Corp.	61,566	10,324,003
Coty, Inc. (Class A Stock)(c)	67,180	1,217,973
Cummins, Inc.	15,685	2,371,572
Danaher Corp.	127,335	10,890,963
DexCom, Inc.*(c)	61,123	5,178,952
E.I. du Pont de Nemours & Co.	50,350	4,044,615
Ecolab, Inc.	82,528	10,344,060
Edwards Lifesciences Corp.*	55,165	5,189,372
Entergy Corp.	17,900	1,359,684
EQT Corp.	15,467	945,034
Estee Lauder Cos., Inc. (The) (Class A Stock)	97,205	8,242,012
Exelon Corp.	122,000	4,389,560
Exxon Mobil Corp.	69,750	5,720,197
Facebook, Inc. (Class A Stock)*	84,052	11,939,587
Fifth Third Bancorp	200,750	5,099,050
FirstEnergy Corp.	41,121	1,308,470
FleetCor Technologies, Inc.*	47,134	7,137,502
Fortive Corp.	136,771	8,236,350
General Electric Co.	193,850	5,776,730
General Motors Co.	37,550	1,327,768
Genpact Ltd.*	247,053	6,117,032
Gilead Sciences, Inc.	25,650	1,742,148
Hess Corp.(c)	54,700	2,637,087
Hologic, Inc.*	66,450	2,827,448
Illinois Tool Works, Inc.	26,400	3,497,208
International Paper Co.	44,100	2,239,398
Intuitive Surgical, Inc.*	13,298	10,192,518
Invesco Ltd.	58,450	1,790,324
Johnson & Johnson	50,000	6,227,500
Johnson Controls International PLC	108,548	4,572,042
JPMorgan Chase & Co.	130,150	11,432,376
Kohl’s Corp.(c)	39,750	1,582,448
Las Vegas Sands Corp.	38,450	2,194,342
Loews Corp.	73,400	3,432,918
Lowe’s Cos., Inc.	47,350	3,892,643
Marsh & McLennan Cos., Inc.	52,980	3,914,692

Mattel, Inc.	86,700	2,220,387
Mead Johnson Nutrition Co.	64,141	5,713,680
Medtronic PLC	69,721	5,616,724
Merck & Co., Inc.	78,150	4,965,651
MetLife, Inc.	106,050	5,601,561
Microsoft Corp.	117,781	7,757,057
Morgan Stanley	170,500	7,304,220
News Corp. (Class A Stock)	148,800	1,934,400
Occidental Petroleum Corp.	61,100	3,871,296
PayPal Holdings, Inc.*	194,425	8,364,163
PepsiCo, Inc.	40,550	4,535,923
Pfizer, Inc.	212,950	7,285,019
PG&E Corp.	130,800	8,679,888
Philip Morris International, Inc.	59,150	6,678,035
Procter & Gamble Co. (The)	35,046	3,148,883
QUALCOMM, Inc.	70,050	4,016,667
Raytheon Co.	13,135	2,003,088
Roper Technologies, Inc.	46,491	9,599,927
salesforce.com, inc.*	106,572	8,791,124
SBA Communications Corp.*	71,860	8,649,788
Shire PLC	66,604	3,880,814
Southern Co. (The)	53,300	2,653,274
Southwest Airlines Co.	55,450	2,980,992
Starbucks Corp.	104,955	6,128,322
Stericycle, Inc.*	19,070	1,580,712
TE Connectivity Ltd.	37,350	2,784,443
Texas Instruments, Inc.	25,750	2,074,420
Thermo Fisher Scientific, Inc.	67,909	10,430,822
TJX Cos., Inc. (The)	76,912	6,082,201
TripAdvisor, Inc.*(c)	155,443	6,708,920
Twenty-First Century Fox, Inc. (Class B Stock)	164,950	5,242,111
Tyson Foods, Inc. (Class A Stock)	63,900	3,943,269
U.S. Bancorp	68,550	3,530,325
United Technologies Corp.	30,200	3,388,742
VEREIT, Inc.	226,845	1,925,914
Verizon Communications, Inc.	81,600	3,978,000
Visa, Inc. (Class A Stock)(c)	150,918	13,412,083
Vulcan Materials Co.	16,750	2,018,040
Wabtec Corp.(c)	83,519	6,514,482
Wal-Mart Stores, Inc.	42,450	3,059,796
Wells Fargo & Co.	139,700	7,775,702
Weyerhaeuser Co.	53,150	1,806,037
Yum China Holdings, Inc.*	96,889	2,635,381

		544,950,931

TOTAL COMMON STOCKS (cost $768,786,234)		969,019,136

PREFERRED STOCKS — 0.2%
United States — 0.2%
NextEra Energy, Inc. (cost $2,218,570)*	45,298	2,310,198

RIGHTS* — 0.0%
	Units	Value
Germany
Deutsche Bank AG (Germany)(c) (Cost $0)	27,100	$64,759

TOTAL LONG-TERM INVESTMENTS (cost $771,004,804)		971,394,093

SHORT-TERM INVESTMENTS — 9.0%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(d)	28,932,159	28,932,159
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $61,877,639; includes $61,821,697 of cash collateral for securities on loan)(d)(e)	61,873,479	61,885,854

TOTAL SHORT-TERM INVESTMENTS (cost $90,809,798)		90,818,013

TOTAL INVESTMENTS — 105.6% (cost $861,814,602)		1,062,212,106
Liabilities in excess of other assets (5.6)%		(56,804,247)

NET ASSETS — 100.0%		$1,005,407,859

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,933 and 0.0% of net assets.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $14,933 is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,028,512; cash collateral of $61,821,697 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(e)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$20,517,611	$14,933
Austria	—	2,559,282	—
Belgium	—	1,079,914	—
Bermuda	3,862,514	—	—
Brazil	1,967,182	—	—
Canada	25,816,906	—	—
China	7,459,361	6,117,824	—
Denmark	—	2,707,504	—
Finland	—	4,935,963	—

France	6,494,096	40,787,670	—
Germany	—	29,957,621	—
Hong Kong	—	13,879,473	—
India	7,921,487	—	—
Ireland	3,342,185	4,201,622	—
Israel	—	1,698,207	—
Italy	—	7,298,169	—
Japan	—	78,654,931	—
Liechtenstein	—	203,561	—
Luxembourg	—	1,952,694	—
Netherlands	14,469,373	13,620,667	—
New Zealand	—	1,561,446	—
Norway	—	2,947,591	—
Singapore	—	1,124,774	—
South Africa	—	2,694,758	—
Spain	—	8,780,044	—
Sweden	—	10,139,769	—
Switzerland	—	29,630,446	—
Taiwan	—	4,025,746	—
United Kingdom	—	61,642,881	—
United States	541,070,117	3,880,814	—
Preferred Stocks
United States	2,310,198	—	—
Rights	64,759	—	—
Affiliated Mutual Funds	90,818,013	—	—

Total	$705,596,191	$356,600,982	$14,933

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Affiliated Mutual Funds (including 6.1% of collateral for securities on loan)	9.0%
Banks	8.0
Oil, Gas & Consumable Fuels	5.2
IT Services	4.8
Insurance	4.6
Internet Software & Services	4.2
Health Care Equipment & Supplies	4.2
Software	3.8
Pharmaceuticals	3.5
Machinery	3.3
Capital Markets	3.2
Chemicals	3.2
Semiconductors & Semiconductor Equipment	2.8
Industrial Conglomerates	2.8
Electric Utilities	2.5
Food & Staples Retailing	2.4
Electronic Equipment, Instruments & Components	2.0
Building Products	2.0
Internet & Direct Marketing Retail	2.0
Hotels, Restaurants & Leisure	2.0
Aerospace & Defense	1.7
Automobiles	1.6
Media	1.6
Food Products	1.6
Specialty Retail	1.5
Auto Components	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Biotechnology	1.3
Life Sciences Tools & Services	1.2
Airlines	1.1
Diversified Telecommunication Services	1.1
Personal Products	1.0
Metals & Mining	1.0

Road & Rail	1.0
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.7
Trading Companies & Distributors	0.7
Household Durables	0.7
Professional Services	0.6
Electrical Equipment	0.6
Health Care Providers & Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Communications Equipment	0.5
Construction Materials	0.5
Beverages	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Consumer Finance	0.4
Wireless Telecommunication Services	0.3
Paper & Forest Products	0.3
Containers & Packaging	0.3
Construction & Engineering	0.3
Household Products	0.3
Leisure Products	0.3
Diversified Financial Services	0.2
Multi-Utilities	0.2
Real Estate Management & Development	0.2
Energy Equipment & Services	0.2
Air Freight & Logistics	0.2
Gas Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.0 *

105.6
Liabilities in excess of other assets	(5.6)

100.0%

*	Less than 0.05%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/2017
Equity contracts	$64,759

Government Income Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.3%
ASSET-BACKED SECURITIES — 7.0%
Collateralized Loan Obligations — 6.9%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623	%(a)	10/15/26	750	$752,491
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623	%(a)	10/17/26	750	750,025
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A(b)	—	%(a)(c)	10/17/26	500	499,750
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	%(a)	04/18/27	500	500,267
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.352	%(a)	04/13/27	1,750	1,750,553
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.289	%(a)	05/15/25	500	500,813
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232	%(a)	07/15/26	2,500	2,496,907
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.085	%(a)	01/16/26	2,500	2,500,744
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339	%(a)	05/15/26	2,500	2,499,865
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.234	%(a)	10/20/26	1,300	1,300,302
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.561	%(a)	07/22/27	500	500,080
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448	%(a)	07/25/26	250	250,282
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.534	%(a)	05/07/26	750	750,208
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.473	%(a)	10/15/26	1,489	1,489,983
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.550	%(a)	07/20/27	750	752,510
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(a)	10/25/28	500	502,189

					17,796,969

Non-Residential Mortgage-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	11	11,472
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	83	84,212

					95,684

TOTAL ASSET-BACKED SECURITIES (cost $17,861,166)					17,892,653

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	714,261
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	996,209
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,600	1,618,771
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,019,844
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	200	203,735
Fannie Mae-Aces, Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,852,802
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(a)	12/25/23	2,650	2,795,602
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	549	530,652
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,464	2,416,527
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	%(a)	01/25/25	1,600	1,581,046
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(a)	04/25/27	1,600	1,606,289
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(a)	11/25/25	1,500	1,500,415
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(a)	07/25/26	1,200	1,141,991
Fannie Mae-Aces, Series 2016-M13, Class A2	2.477	%(a)	09/25/26	2,100	2,018,674
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	262,674

FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.618	%(a)	06/25/20	17,712	661,749
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.690	%(a)	03/25/22	17,455	1,197,351
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(a)	05/25/22	8,906	537,817
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.478	%(a)	06/25/22	9,447	597,717
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.880	%(a)	10/25/22	26,818	1,070,709
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	3,200	3,373,500
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,127,187
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	3,200	3,212,935
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,000	4,074,360
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%		10/25/26	1,930	1,960,782
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	400	408,262
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.757	%(a)	05/25/19	7,856	228,807
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.690	%(a)	07/25/19	7,551	225,468
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(a)	05/25/25	2,600	2,622,835
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,727,880
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600	1,623,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,713,544
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,628,860
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49	1,100	1,121,105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $52,481,113)					52,373,689

CORPORATE BOND — 0.9%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes (cost $2,401,946)	4.300%		12/15/21	2,160	2,361,424

MUNICIPAL BONDS — 0.5%
California — 0.1%
California Educational Facilities Authority, Revenue Bonds, Stanford Univ., Ser. U-7, BABs	5.000%		06/01/46	125	161,539

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A-1, BABs	5.000%		12/01/46	500	548,485

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%		08/15/47	275	350,055

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Green Bonds, Ser. S-1, BABs	5.000%		11/01/46	180		230,283

TOTAL MUNICIPAL BONDS (cost $1,276,806)						1,290,362

NON-CORPORATE FOREIGN AGENCY — 0.3%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $816,933)	3.150%		07/24/24	820		835,751

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	21		21,052
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	—	(d)	43
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	57		58,082
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	1		1,064
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.602	%(a)	10/25/28	29		27,960
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.379	%(a)	02/25/34	141		141,859

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $249,771)						250,060

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.7%
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	780		781,709
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,500		3,467,734
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	639		656,155
Federal Home Loan Mortgage Corp.	3.000%		06/01/45	799		794,252
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	296		309,680
Federal Home Loan Mortgage Corp.	3.500%		01/01/27	318		332,621
Federal Home Loan Mortgage Corp.	3.500%		07/01/42	851		874,197
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	1,428		1,467,144
Federal Home Loan Mortgage Corp.	3.500%		08/01/43	1,120		1,150,034
Federal Home Loan Mortgage Corp.	4.000%		TBA	2,250		2,360,039
Federal Home Loan Mortgage Corp.	4.000%		06/01/26	105		110,808
Federal Home Loan Mortgage Corp.	4.000%		09/01/26	356		374,958
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	548		576,990
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	552		581,583
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	597		629,174
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	387		406,307
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,072		2,227,704
Federal Home Loan Mortgage Corp.	5.000%		06/01/33	438		479,704
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	418		457,132
Federal Home Loan Mortgage Corp.	5.500%		05/01/37	89		98,649
Federal Home Loan Mortgage Corp.	5.500%		02/01/38	302		334,536
Federal Home Loan Mortgage Corp.	5.500%		05/01/38	126		139,942
Federal Home Loan Mortgage Corp.	6.000%		09/01/34	77		87,334
Federal Home Loan Mortgage Corp.	6.000%		01/01/37	135		153,235
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	86		97,033
Federal Home Loan Mortgage Corp.	6.000%		08/01/39	92		103,332
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	58		64,115
Federal National Mortgage Assoc.	1.000%		10/24/19	2,300		2,271,979
Federal National Mortgage Assoc.	2.000%		08/01/31	386		376,116
Federal National Mortgage Assoc.	2.500%		06/01/28	2,706		2,737,610
Federal National Mortgage Assoc.	3.000%		TBA	2,000		2,047,686
Federal National Mortgage Assoc.	3.000%		TBA	2,000		2,050,655

Federal National Mortgage Assoc.	3.000%	TBA	5,500		5,451,875
Federal National Mortgage Assoc.	3.000%	08/01/28	1,392		1,428,808
Federal National Mortgage Assoc.	3.000%	02/01/31	1,792		1,838,608
Federal National Mortgage Assoc.	3.000%	11/01/36	975		986,645
Federal National Mortgage Assoc.	3.500%	TBA	1,750		1,786,435
Federal National Mortgage Assoc.	3.500%	03/01/27	620		646,719
Federal National Mortgage Assoc.	3.500%	06/01/39	384		394,723
Federal National Mortgage Assoc.	4.000%	TBA	7,500		7,866,796
Federal National Mortgage Assoc.	4.000%	09/01/40	2,040		2,146,246
Federal National Mortgage Assoc.	4.000%	09/01/44	1,160		1,216,860
Federal National Mortgage Assoc.	4.500%	TBA	1,000		1,072,187
Federal National Mortgage Assoc.	4.500%	05/01/40	2,894		3,131,141
Federal National Mortgage Assoc.	5.000%	TBA	500		546,333
Federal National Mortgage Assoc.	5.000%	07/01/18	7		6,712
Federal National Mortgage Assoc.	5.000%	08/01/18	28		29,199
Federal National Mortgage Assoc.	5.000%	01/01/19	102		104,881
Federal National Mortgage Assoc.	5.000%	02/01/19	77		79,457
Federal National Mortgage Assoc.	5.000%	11/01/19	56		57,557
Federal National Mortgage Assoc.	5.000%	12/01/31	30		32,535
Federal National Mortgage Assoc.	5.000%	03/01/34	515		563,429
Federal National Mortgage Assoc.	5.000%	06/01/35	229		250,096
Federal National Mortgage Assoc.	5.000%	07/01/35	119		129,789
Federal National Mortgage Assoc.	5.000%	05/01/36	160		175,018
Federal National Mortgage Assoc.	5.500%	04/01/17	—	(d)	47
Federal National Mortgage Assoc.	5.500%	10/01/18	18		18,406
Federal National Mortgage Assoc.	5.500%	10/01/18	20		20,064
Federal National Mortgage Assoc.	5.500%	11/01/18	19		19,671
Federal National Mortgage Assoc.	5.500%	02/01/34	309		346,069
Federal National Mortgage Assoc.	5.500%	09/01/34	330		371,284
Federal National Mortgage Assoc.	5.500%	02/01/35	393		443,975
Federal National Mortgage Assoc.	5.500%	06/01/35	178		197,842
Federal National Mortgage Assoc.	5.500%	06/01/35	170		189,284
Federal National Mortgage Assoc.	5.500%	09/01/35	70		78,025
Federal National Mortgage Assoc.	5.500%	09/01/35	226		251,113
Federal National Mortgage Assoc.	5.500%	10/01/35	372		416,474
Federal National Mortgage Assoc.	5.500%	11/01/35	489		546,733
Federal National Mortgage Assoc.	5.500%	11/01/35	601		674,553
Federal National Mortgage Assoc.	5.500%	11/01/35	670		752,944
Federal National Mortgage Assoc.	6.000%	05/01/21	43		45,711
Federal National Mortgage Assoc.	6.000%	12/01/33	12		13,185
Federal National Mortgage Assoc.	6.000%	02/01/34	171		195,480
Federal National Mortgage Assoc.	6.000%	08/01/34	1		946
Federal National Mortgage Assoc.	6.000%	10/01/34	55		62,640
Federal National Mortgage Assoc.	6.000%	11/01/34	1		1,012
Federal National Mortgage Assoc.	6.000%	11/01/34	1		1,223
Federal National Mortgage Assoc.	6.000%	12/01/34	1		1,153
Federal National Mortgage Assoc.	6.000%	01/01/35	38		42,591
Federal National Mortgage Assoc.	6.000%	01/01/36	170		191,719
Federal National Mortgage Assoc.	6.000%	05/01/38	75		84,551
Federal National Mortgage Assoc.	6.500%	07/01/32	332		379,363
Federal National Mortgage Assoc.	6.500%	08/01/32	114		128,132
Federal National Mortgage Assoc.	6.500%	10/01/32	343		386,699
Federal National Mortgage Assoc.	6.500%	10/01/37	240		275,677
Federal National Mortgage Assoc.	7.000%	12/01/31	99		113,416
Federal National Mortgage Assoc.	7.000%	12/01/31	1		608
Federal National Mortgage Assoc.	7.000%	11/01/33	11		11,792
Federal National Mortgage Assoc.	7.000%	01/01/36	34		38,230
Federal National Mortgage Assoc.	8.000%	10/01/23	—	(d)	325
Federal National Mortgage Assoc.	8.000%	09/01/24	1		1,296
Federal National Mortgage Assoc.	8.000%	11/01/24	1		1,426

Federal National Mortgage Assoc.	8.000%		01/01/26	1		643
Federal National Mortgage Assoc.	8.000%		02/01/26	2		1,806
Federal National Mortgage Assoc.	9.000%		02/01/25	13		14,730
Federal National Mortgage Assoc.	9.000%		04/01/25	8		8,550
Government National Mortgage Assoc.	3.000%		TBA	8,000		8,056,719
Government National Mortgage Assoc.	3.000%		03/15/45	2,335		2,357,786
Government National Mortgage Assoc.	3.500%		TBA	13,000		13,479,375
Government National Mortgage Assoc.	3.500%		03/20/45	1,506		1,563,154
Government National Mortgage Assoc.	3.500%		04/20/45	1,279		1,327,344
Government National Mortgage Assoc.	4.000%		06/15/40	299		316,144
Government National Mortgage Assoc.	4.500%		02/20/41	827		892,562
Government National Mortgage Assoc.	4.500%		03/20/41	703		758,804
Government National Mortgage Assoc.	5.000%		07/15/33	219		243,954
Government National Mortgage Assoc.	5.000%		09/15/33	288		318,255
Government National Mortgage Assoc.	5.000%		04/15/34	88		96,018
Government National Mortgage Assoc.	5.500%		03/15/34	425		479,215
Government National Mortgage Assoc.	5.500%		03/15/36	90		101,762
Government National Mortgage Assoc.	6.500%		07/15/32	23		25,660
Government National Mortgage Assoc.	6.500%		08/15/32	4		4,148
Government National Mortgage Assoc.	6.500%		08/15/32	4		4,998
Government National Mortgage Assoc.	6.500%		08/15/32	19		21,260
Government National Mortgage Assoc.	6.500%		08/15/32	112		130,623
Government National Mortgage Assoc.	7.000%		03/15/23	2		1,638
Government National Mortgage Assoc.	7.000%		05/15/23	8		8,336
Government National Mortgage Assoc.	7.000%		06/15/23	6		5,590
Government National Mortgage Assoc.	7.000%		06/15/23	2		1,558
Government National Mortgage Assoc.	7.000%		06/15/23	1		1,481
Government National Mortgage Assoc.	7.000%		06/15/23	21		22,848
Government National Mortgage Assoc.	7.000%		07/15/23	15		15,637
Government National Mortgage Assoc.	7.000%		07/15/23	1		1,034
Government National Mortgage Assoc.	7.000%		08/15/23	12		11,803
Government National Mortgage Assoc.	7.000%		08/15/23	6		6,796
Government National Mortgage Assoc.	7.000%		08/15/23	1		1,383
Government National Mortgage Assoc.	7.000%		09/15/23	2		1,616
Government National Mortgage Assoc.	7.000%		10/15/23	6		5,935
Government National Mortgage Assoc.	7.000%		10/15/23	6		5,795
Government National Mortgage Assoc.	7.000%		10/15/23	—	(d)	88
Government National Mortgage Assoc.	7.000%		11/15/23	12		12,350
Government National Mortgage Assoc.	7.000%		11/15/23	1		699
Government National Mortgage Assoc.	7.000%		11/15/23	6		6,191
Government National Mortgage Assoc.	7.000%		01/15/24	78		84,090
Government National Mortgage Assoc.	7.000%		05/15/24	76		81,617
Government National Mortgage Assoc.	7.000%		08/15/28	60		70,389
Government National Mortgage Assoc.	7.500%		12/15/25	40		43,532
Government National Mortgage Assoc.	7.500%		12/15/25	9		9,731
Government National Mortgage Assoc.	7.500%		02/15/26	6		7,003
Government National Mortgage Assoc.	8.500%		09/15/24	99		108,995
Government National Mortgage Assoc.	8.500%		04/15/25	9		10,983
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520		1,547,982
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,380		1,416,047
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,300		1,539,907
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.194	%(e)	01/15/21	643		596,162
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.001	%(e)	04/15/30	635		420,227
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	270		270,967
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	510		666,134
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	530		759,579
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	2,200		2,147,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $103,786,021)						104,941,038

U.S. TREASURY OBLIGATIONS — 28.5%
U.S. Treasury Bonds	2.500%		02/15/45	925	831,165
U.S. Treasury Bonds	2.500%		05/15/46	570	510,484
U.S. Treasury Bonds	3.000%		05/15/45	950	944,471
U.S. Treasury Bonds	4.250%		11/15/40	2,995	3,655,538
U.S. Treasury Bonds	4.750%		02/15/41	710	929,518
U.S. Treasury Bonds	8.125%		08/15/21	455	574,278
U.S. Treasury Notes	0.750%		02/28/18	570	568,397
U.S. Treasury Notes	1.000%		03/15/18	100	99,926
U.S. Treasury Notes	1.375%		04/30/21	14,100	13,863,162
U.S. Treasury Notes	1.625%		03/15/20	980	983,522
U.S. Treasury Notes	1.625%		04/30/23	6,845	6,650,883
U.S. Treasury Notes(f)	1.875%		02/28/22	4,455	4,445,431
U.S. Treasury Notes	2.125%		06/30/21	4,170	4,219,844
U.S. Treasury Notes	2.125%		09/30/21	13,350	13,487,665
U.S. Treasury Notes	2.125%		06/30/22	380	382,627
U.S. Treasury Notes	2.125%		12/31/22	505	506,223
U.S. Treasury Notes(f)	2.125%		02/29/24	11,215	11,154,540
U.S. Treasury Notes	2.250%		02/15/27	415	409,699
U.S. Treasury Strips Coupon	2.037	%(e)	02/15/22	1,690	1,530,102
U.S. Treasury Strips Coupon	2.184	%(e)	02/15/28	550	413,655
U.S. Treasury Strips Coupon	2.384	%(e)	05/15/29	565	407,215
U.S. Treasury Strips Coupon(g)(h)	2.404	%(e)	08/15/21	2,525	2,320,018
U.S. Treasury Strips Coupon	2.783	%(e)	08/15/29	500	357,978
U.S. Treasury Strips Coupon	2.878	%(e)	05/15/31	500	337,430
U.S. Treasury Strips Coupon	3.042	%(e)	11/15/35	1,000	576,571
U.S. Treasury Strips Coupon	3.202	%(e)	08/15/40	1,000	481,292
U.S. Treasury Strips Coupon	4.138	%(e)	02/15/42	3,725	1,696,097
U.S. Treasury Strips Principal, PO	2.351	%(e)	05/15/43	595	263,911
U.S. Treasury Strips Principal, PO	2.543	%(e)	02/15/45	515	216,206
U.S. Treasury Strips Principal, PO	2.952	%(e)	05/15/45	800	333,373
U.S. Treasury Strips Principal, PO	3.005	%(e)	11/15/44	715	303,117

TOTAL U.S. TREASURY OBLIGATIONS (cost $74,233,766)					73,454,338

TOTAL LONG-TERM INVESTMENTS (cost $253,107,522)					253,399,315

				Shares
SHORT-TERM INVESTMENTS —25.7%
AFFILIATED MUTUAL FUNDS — 25.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(i)				2,820,906	26,178,006
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(i)				24,895,161	24,895,161
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $14,911,446; includes $14,900,775 of cash collateral for securities on loan)(i)(j)				14,908,464	14,911,446

TOTAL AFFILIATED MUTUAL FUNDS (cost $67,015,441)					65,984,613

				Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $138,744)				192	135,000

TOTAL SHORT-TERM INVESTMENTS (cost $67,154,185)		66,119,613

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 124.0% (cost $320,261,707)		319,518,928

OPTION WRITTEN* — (0.0%)
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $27,522)	192	(24,000)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 124.0% (cost $320,234,185)		319,494,928
Liabilities in excess of other assets(k) — (24.0)%		(61,873,608)

NET ASSETS — 100.0%		$257,621,320

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $499,750 and 0.2% of net assets.
(c)	Interest rate not available as of March 31, 2017.
(d)	Less than $500 par.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $14,636,743; cash collateral of $14,900,775 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(j)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
322	2 Year U.S. Treasury Notes	Jun. 2017	$69,637,832	$69,697,906	$60,074
8	5 Year U.S. Treasury Notes	Jun. 2017	941,700	941,813	113
12	10 Year U.S. Treasury Notes	Jun. 2017	1,493,081	1,494,750	1,669
97	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	15,406,076	15,580,625	174,549

					236,405

	Short Position:
59	20 Year U.S. Treasury Bonds	Jun. 2017	8,862,451	8,899,781	(37,330)

					$199,075

A U.S. Treasury Obligation with a market value of $904,118 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
52,560	09/09/17	0.539%	1 Day USOIS(1)	$347	$112,125	$111,778
45,065	10/18/17	0.607%	1 Day USOIS(1)	190	99,083	98,893
24,905	11/09/17	0.626%	1 Day USOIS(1)	206	61,925	61,719
2,610	08/31/21	2.015%	3 Month LIBOR(2)	(2,247)	(2,865)	(618)
4,250	01/13/22	2.351%	3 Month LIBOR(1)	151	(59,722)	(59,873)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	161	(33,143)	(33,304)
6,910	08/15/23	1.459%	3 Month LIBOR(1)	343,037	296,932	(46,105)
2,487	11/15/23	2.209%	3 Month LIBOR(1)	111	(2,752)	(2,863)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(394,812)	(395,032)
5,290	09/17/24	2.732%	3 Month LIBOR(1)	111	(170,236)	(170,347)
1,860	09/04/25	2.214%	3 Month LIBOR(1)	163	13,582	13,419
130	01/08/26	2.210%	3 Month LIBOR(1)	1	1,236	1,235

				$342,451	$(78,647)	$(421,098)

A U.S. Treasury Obligation with a market value of $1,176,088 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$17,297,219	$499,750
Non-Residential Mortgage-Backed Securities	—	95,684	—
Commercial Mortgage-Backed Securities	—	52,373,689	—
Corporate Bond	—	2,361,424	—
Municipal Bonds	—	1,290,362	—
Non-Corporate Foreign Agency	—	835,751	—
Residential Mortgage-Backed Securities	—	250,060	—
U.S. Government Agency Obligations	—	104,941,038	—
U.S. Treasury Obligations	—	73,454,338	—
Affiliated Mutual Funds	65,984,613	—	—
Option Purchased	135,000	—	—
Option Written	(24,000)	—	—
Other Financial Instruments*
Futures Contracts	199,075	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(421,098)	—

Total	$66,294,688	$252,478,467	$499,750

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 3/31/17
Interest rate contracts	$(111,023)

Government Money Market Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.9%
Federal Farm Credit Bank	0.519	%(a)	04/07/17	8,000	$7,999,320
Federal Farm Credit Bank	0.774	%(a)	05/19/17	10,000	9,989,867
Federal Farm Credit Bank	0.952	%(b)	10/25/17	11,000	11,000,000
Federal Farm Credit Bank	0.958	%(b)	04/20/18	6,500	6,499,638
Federal Farm Credit Bank	1.007	%(b)	07/26/17	5,000	5,003,430
Federal Farm Credit Bank	1.022	%(b)	08/29/17	2,000	1,999,177
Federal Farm Credit Bank	1.053	%(b)	09/28/17	12,000	11,999,394
Federal Home Loan Bank	0.532	%(a)	04/05/17	40,100	40,097,668
Federal Home Loan Bank	0.533	%(a)	04/10/17	32,000	31,995,805
Federal Home Loan Bank	0.537	%(a)	04/11/17	24,000	23,996,481
Federal Home Loan Bank	0.538	%(a)	04/03/17	22,000	21,999,354
Federal Home Loan Bank	0.538	%(a)	04/12/17	25,500	25,495,881
Federal Home Loan Bank	0.539	%(a)	04/04/17	7,000	6,999,691
Federal Home Loan Bank	0.539	%(a)	04/06/17	8,000	7,999,411
Federal Home Loan Bank	0.541	%(a)	04/07/17	20,000	19,998,226
Federal Home Loan Bank	0.549	%(a)	04/26/17	16,000	15,994,000
Federal Home Loan Bank	0.549	%(a)	05/01/17	5,000	4,997,750
Federal Home Loan Bank	0.554	%(a)	05/05/17	14,000	13,992,794
Federal Home Loan Bank	0.554	%(a)	05/10/17	2,000	1,998,819
Federal Home Loan Bank	0.556	%(a)	04/21/17	11,000	10,996,663
Federal Home Loan Bank	0.570	%(a)	05/24/17	12,000	11,990,107
Federal Home Loan Bank	0.578	%(b)	04/24/17	9,500	9,500,000
Federal Home Loan Bank	0.623	%(a)	04/28/17	29,000	28,986,683
Federal Home Loan Bank	0.640	%(a)	05/19/17	20,000	19,983,240
Federal Home Loan Bank	0.645	%(a)	04/19/17	13,000	12,995,877
Federal Home Loan Bank	0.651	%(a)	04/17/17	16,000	15,995,449
Federal Home Loan Bank	0.651	%(a)	07/21/17	11,000	10,978,327
Federal Home Loan Bank	0.651	%(a)	07/26/17	9,000	8,981,469
Federal Home Loan Bank	0.662	%(a)	08/01/17	8,000	7,982,378
Federal Home Loan Bank	0.800	%(a)	06/21/17	7,000	6,987,636
Federal Home Loan Bank	0.800	%(a)	06/23/17	7,000	6,987,331
Federal Home Loan Bank	0.813	%(b)	01/02/18	12,000	12,000,000
Federal Home Loan Bank	0.815	%(a)	07/12/17	7,000	6,984,133
Federal Home Loan Bank	0.862	%(b)	12/08/17	4,000	3,999,862
Federal Home Loan Bank	0.889	%(b)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	0.892	%(b)	05/16/17	4,000	3,999,859
Federal Home Loan Bank	0.898	%(b)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	0.932	%(b)	03/29/18	6,000	6,000,000
Federal Home Loan Bank	0.944	%(b)	11/06/17	1,800	1,799,739
Federal Home Loan Bank	0.968	%(b)	08/28/17	3,000	3,000,000
Federal Home Loan Bank	0.968	%(b)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	1.004	%(b)	08/01/17	2,000	2,000,000
Federal Home Loan Bank	1.027	%(b)	08/21/17	1,000	999,961
Federal Home Loan Bank	1.037	%(b)	12/07/17	3,500	3,500,000
Federal Home Loan Bank	1.105	%(b)	09/11/17	2,000	1,999,955
Federal Home Loan Bank	1.116	%(b)	12/22/17	3,500	3,500,000
Federal Home Loan Mortgage Corp.	0.508	%(a)	04/05/17	14,000	13,999,222
Federal Home Loan Mortgage Corp.	0.638	%(b)	10/12/17	8,000	8,000,000
Federal Home Loan Mortgage Corp.	0.687	%(b)	05/08/17	9,000	9,000,000
Federal Home Loan Mortgage Corp.	0.784	%(a)	06/21/17	7,000	6,987,873
Federal Home Loan Mortgage Corp.	0.979	%(b)	01/08/18	5,000	5,000,000
Federal Home Loan Mortgage Corp.	0.983	%(b)	04/20/17	7,000	6,999,944
Federal National Mortgage Assoc.	0.508	%(a)	04/05/17	20,000	19,998,889
Federal National Mortgage Assoc.	0.539	%(a)	05/10/17	3,000	2,998,278
Federal National Mortgage Assoc.	0.569	%(a)	04/26/17	23,000	22,991,069
Federal National Mortgage Assoc.	0.706	%(a)	04/12/17	22,000	21,995,334
Federal National Mortgage Assoc.	0.764	%(a)	04/17/17	8,000	7,997,333

Federal National Mortgage Assoc.	0.985	%(b)	01/11/18	8,000	8,000,000

					619,173,317

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bills	0.687	%(a)	04/20/17	49,000	48,982,545
U.S. Treasury Bills	0.772	%(a)	04/13/17	8,000	7,997,977
U.S. Treasury Bills	0.779	%(a)	04/27/17	12,000	11,993,370
U.S. Treasury Bills	0.795	%(a)	06/29/17	7,000	6,986,493

					75,960,385

REPURCHASE AGREEMENT(c) — 0.9%
TD Securities (USA) LLC, 0.82%, dated 03/31/17, due 04/03/17 in the amount of $6,006,410				6,006	6,006,000

TOTAL INVESTMENTS — 101.8% (amortized cost $701,139,702)					701,139,702
Liabilities in excess of other assets — (1.8)%					(12,186,688)

NET ASSETS — 100.0%					$688,953,014

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(c)	The Repurchase Agreement is collateralized by a U.S. Treasury Obligation (coupon rate 3.000%, maturity date 11/15/45), with the value, including accrued interest of $6,126,171.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$619,173,317	$—
U.S. Treasury Obligations	—	75,960,385	—
Repurchase Agreement	—	6,006,000	—

Total	$—	$701,139,702	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.0%
ASSET-BACKED SECURITY — 0.0%
Collateralized Loan Obligation
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A (cost $70,887)	1.256	%(a)	07/15/21	76	$76,200

BANK LOANS(a) — 1.3%
Capital Goods — 0.1%
Neff Rental LLC	7.356%		06/09/21	4,275	4,271,658

Chemicals — 0.1%
Solenis International LP	7.897%		07/31/22	5,000	4,927,500

Electric — 0.1%
Lightstone Holdco LLC	5.656%		01/30/24	3,043	3,060,313

Energy - Other — 0.0%
American Energy Marcellus LLC	8.534%		08/04/21	3,675	422,625

Gaming — 0.2%
CCM Merger, Inc.(b)	4.232%		08/06/21	4,162	4,183,118
Golden Nugget, Inc.	4.500%		11/21/19	738	747,626
Golden Nugget, Inc.	4.552%		11/21/19	1,722	1,744,460

					6,675,204

Retailers — 0.1%
Rite Aid Corp.	4.875%		06/21/21	3,000	3,003,750

Technology — 0.7%
Ancestry.com, Inc.	9.270%		10/18/24	4,725	4,841,155
Evergreen Skills Lux Sarl (Luxembourg)	9.250%		04/28/22	18,995	13,106,550
Kronos, Inc.	9.250%		11/01/24	7,500	7,720,312

					25,668,017

TOTAL BANK LOANS (cost $54,826,561)					48,029,067

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	3.302	%(a)	10/25/35	61	53,441
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	1.192	%(a)	10/25/46	31	20,785
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	2.862	%(a)	09/25/45	10	9,805
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	1.382	%(a)	05/25/35	24	18,881
Banc of America Funding Trust, Series 2006-B, Class 2A1	3.508	%(a)	03/20/36	70	60,178
Bear Stearns ARM Trust, Series 2005-10, Class A2	3.113	%(a)	10/25/35	6	5,627
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	3.365	%(a)	09/25/37	53	45,101
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	3.079	%(a)	10/25/35	18	14,691
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	3.530	%(a)	02/25/37	26	23,147
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	1.172	%(a)	09/25/46	29	22,212
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	1.188	%(a)	07/20/46	23	12,700

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	1.622	%(a)	03/25/35	59	52,835
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	1.158	%(a)	07/19/46	39	22,047
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	1.172	%(a)	09/25/46	29	24,873
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	21	18,150
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	1.192	%(a)	04/25/46	20	14,592
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.492	%(a)	02/25/36	122	104,147
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	1.312	%(a)	03/25/37	126	34,840
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	38	33,404
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	1.332	%(a)	04/25/36	91	32,351
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	3.039	%(a)	02/25/37	22	19,802
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.897	%(a)	02/25/37	27	23,735

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $625,203)					667,344

CORPORATE BONDS — 93.8%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(c)	7.750%		10/01/22	13,150	11,164,350

Aerospace & Defense — 0.6%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125%		10/01/24	4,565	4,715,645
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	2,965	3,065,069
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,925	7,427,063
TransDigm, Inc., Gtd. Notes(c)	6.375%		06/15/26	675	675,398
TransDigm, Inc., Gtd. Notes(c)	6.500%		07/15/24	4,675	4,739,281

					20,622,456

Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	4,900	5,004,125

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(c)	5.250%		04/15/23	5,925	6,093,862
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	676,000

					6,769,862

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	7,275	7,138,594
Allison Transmission, Inc., Gtd. Notes, 144A	5.000%		10/01/24	5,550	5,605,500
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.250%		03/15/21	3,675	3,776,062
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	742,500
American Axle & Manufacturing, Inc., Gtd. Notes, 144A	6.250%		04/01/25	5,100	5,106,375
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(c)	6.500%		04/01/27	3,050	3,040,454
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	4,150	4,150,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	2,375	2,461,094
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500%		09/15/23	4,525	4,474,094
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.750%		09/15/26	200	195,000
Meritor, Inc., Gtd. Notes(c)	6.250%		02/15/24	1,025	1,050,625

Meritor, Inc., Gtd. Notes	6.750%		06/15/21	6,505	6,740,806
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,300	7,500,750
TI Group Automotive Systems LLC, Sr. Unsec’d. Notes, 144A	8.750%		07/15/23	7,200	7,637,976
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	4,650	4,841,812
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	3,225	3,337,875

					67,799,517

Banks — 0.2%
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(a)	12/29/49	1,250	1,303,125
Citigroup, Inc., Series N, Jr. Sub. Notes	5.800	%(a)	12/31/49	2,100	2,163,000
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(a)	12/31/49	175	182,221
HBOS PLC (United Kingdom), Sub. Notes, 144A, GMTN	6.750%		05/21/18	400	418,887
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150	%(a)	12/31/49	1,650	1,664,438
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	2,475	2,519,797

					8,251,468

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	7,800	7,938,840

Biotechnology — 0.1%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(c)	9.000%		04/01/22	6,575	4,742,219

Building Materials — 1.9%
Builders FirstSource, Inc., Gtd. Notes, 144A(c)	10.750%		08/15/23	7,650	8,893,125
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%		09/01/24	3,150	3,197,250
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	3,475	3,754,738
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%		04/16/26	4,625	5,204,096
Griffon Corp., Gtd. Notes	5.250%		03/01/22	15,960	15,960,000
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	6,728	6,946,660
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(d)	5.375%		11/15/24	6,250	6,332,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%		04/15/22	4,800	5,280,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	6,550	6,681,000
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24	5,300	5,485,500
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24	1,625	1,681,875
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	630	655,200

					70,071,444

Chemicals — 4.5%
A Schulman, Inc., Gtd. Notes	6.875%		06/01/23	14,217	14,750,137
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%		02/01/25	3,225	3,265,313
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43	4,000	4,280,000
Blue Cube Spinco, Inc., Gtd. Notes(c)	9.750%		10/15/23	6,440	7,711,900
Blue Cube Spinco, Inc., Gtd. Notes	10.000%		10/15/25	2,940	3,550,050
Chemours Co. (The), Sr. Unsec’d. Notes	6.625%		05/15/23	7,760	8,225,600
Chemours Co. (The), Sr. Unsec’d. Notes	7.000%		05/15/25	6,650	7,158,725
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Sec’d. Notes, 144A(c)	9.250%		06/15/23	4,525	4,643,781
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A(d)	8.500%		11/01/22	4,000	4,210,000
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%		02/01/23	4,175	4,738,625

Hexion, Inc., Sec’d. Notes(c)	9.000%	11/15/20	16,480	12,360,000
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	5,775	5,313,000
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	3,405	3,396,488
Hexion, Inc., Sr. Sec’d. Notes, 144A	10.375%	02/01/22	4,865	4,852,837
Hexion, Inc., Sr. Sec’d. Notes, 144A	13.750%	02/01/22	8,945	8,564,837
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	3,925	3,978,969
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	6.500%	02/01/22	5,945	6,167,937
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	3,525	3,921,563
PQ Corp., Sr. Sec’d. Notes, 144A(d)	6.750%	11/15/22	3,025	3,221,625
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	8,350	8,266,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A(d)	8.750%	12/15/20	20,970	19,086,894
Tronox Finance LLC, Gtd. Notes(c)	6.375%	08/15/20	3,901	3,915,629
Tronox Finance LLC, Gtd. Notes, 144A(c)	7.500%	03/15/22	8,470	8,766,450
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(d)	7.500%	02/15/19	8,650	8,585,125

				162,931,985

Coal — 0.7%
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	21,876	21,629,895
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A(c)	6.375%	03/31/25	3,325	3,308,375

				24,938,270

Commercial Services — 3.1%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	7,875	6,772,500
Amn Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	1,700	1,717,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	11,125	11,570,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	5.125%	06/01/22	6,650	6,421,572
Hertz Corp. (The), Gtd. Notes(c)	5.875%	10/15/20	1,375	1,323,438
Laureate Education, Inc., Gtd. Notes, 144A(c)	10.000%	09/01/19	42,810	44,522,400
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(d)	7.875%	05/01/18	10,100	10,138,481
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.000%	04/01/24	1,575	1,466,719
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.500%	11/15/23	2,560	2,483,200
Service Corp. International, Sr. Unsec’d. Notes(c)	5.375%	05/15/24	2,998	3,118,969
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	3,725	3,836,750
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	6,850	6,918,500
United Rentals North America, Inc., Gtd. Notes(c)	5.750%	11/15/24	5,150	5,368,875
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	3,400	3,544,500
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	2,600	2,717,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	1,502	1,563,958

				113,483,862

Computers — 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(c)	7.125%	06/15/24	6,025	6,660,511
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	2,210	2,384,619
Western Digital Corp., Gtd. Notes	10.500%	04/01/24	28,815	33,965,681

				43,010,811

Distribution/Wholesale — 1.0%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A(c)	10.250%	03/01/22	975	992,062
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	4,725	5,032,125

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	4,075	3,993,500
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	9,600	9,504,000
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000%	09/01/22	13,095	13,733,381
HD Supply, Inc., Sr. Sec’d. Notes, 144A(c)	5.250%	12/15/21	1,975	2,076,219

				35,331,287

Diversified Financial Services — 2.1%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	6,880	6,931,600
Ally Financial, Inc., Gtd. Notes(c)	8.000%	03/15/20	2,243	2,517,767
Ally Financial, Inc., Sr. Unsec’d. Notes(c)	3.750%	11/18/19	4,075	4,105,562
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	8,900	9,317,143
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	800	841,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%	06/01/26	850	886,125
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	4,125	4,372,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	7,675	7,866,875
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	5,150	5,201,500
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	2,375	2,510,019
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	1,500	1,496,250
Navient Corp., Sr. Unsec’d. Notes(c)	5.875%	10/25/24	1,075	1,002,771
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	2,400	2,484,000
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	2,775	2,788,875
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	6.125%	03/25/24	1,800	1,714,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	6,100	6,626,125
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(c)(d)	6.750%	12/15/19	575	600,875
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(d)	7.250%	12/15/21	305	319,488
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	6,675	6,775,125
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(d)	9.500%	08/15/21	9,000	6,502,500

				74,860,600

Electric — 5.1%
AES Corp., Sr. Unsec’d. Notes(c)	4.875%	05/15/23	900	895,500
AES Corp., Sr. Unsec’d. Notes(c)	5.500%	03/15/24	700	710,500
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	700	708,750
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	11,999	13,558,870
Calpine Corp., Sr. Unsec’d. Notes(c)	5.375%	01/15/23	10,710	10,804,248
Calpine Corp., Sr. Unsec’d. Notes(c)	5.500%	02/01/24	13,150	13,080,173
Calpine Corp., Sr. Unsec’d. Notes(c)	5.750%	01/15/25	3,625	3,602,344
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	4,250	4,462,500
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	14,050	14,980,110
Dynegy, Inc., Gtd. Notes(c)	5.875%	06/01/23	5,210	4,773,663
Dynegy, Inc., Gtd. Notes(c)	7.375%	11/01/22	29,330	29,036,700
Dynegy, Inc., Gtd. Notes(c)	7.625%	11/01/24	19,530	18,651,150
Dynegy, Inc., Gtd. Notes(c)	8.034%	02/02/24	6,325	5,977,125
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $12,645,360; purchased 07/07/15-05/16/16)(d)(e)	7.875%	06/15/17	13,969	9,673,533
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,903,750; purchased 04/25/13-07/01/14)(d)(e)	9.500%	10/15/18	3,350	2,202,625
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $16,659,004; purchased 03/03/14-12/08/15)(c)(d)(e)	9.875%	10/15/20	16,646	10,861,515
Mirant Corp., Bonds, 144A(b)(d)(f)	7.400%	07/15/49	1,825	1,825
Mirant Mid-Atlantic, Series C, Pass-Through Certificates (original cost $4,613,540; purchased 07/14/15-04/01/16)(d)(e)	10.060%	12/30/28	4,837	4,377,821
Mirant Mid-Atlantic Trust, Series B, Pass-Through Certificates (original cost $1,073,610; purchased 06/19/09-01/25/12)(d)(e)	9.125%	06/30/17	1,063	978,095
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	5,485	5,608,413

NRG Energy, Inc., Gtd. Notes(c)	6.250%	05/01/24	3,535	3,523,953
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	3,291	3,367,104
NRG Energy, Inc., Gtd. Notes(c)	7.250%	05/15/26	7,725	7,956,750
NRG Energy, Inc., Gtd. Notes(c)	7.875%	05/15/21	326	334,965
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27	3,850	3,840,375
NRG REMA LLC, Series B, Pass-Through Certificates(d)	9.237%	07/02/17	274	203,107
NRG REMA LLC, Series C, Pass-Through Certificates(d)	9.681%	07/02/26	8,835	6,493,725
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(d)(e)	9.200%	11/30/29	200	208,500
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	5,845	6,095,049

				186,968,988

Electrical Components & Equipment — 0.2%
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	4,025	4,105,500
General Cable Corp., Gtd. Notes	5.750%	10/01/22	3,225	3,148,180

				7,253,680

Energy — Other — 0.0%
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	675	604,125

Engineering & Construction — 0.2%
AECOM, Gtd. Notes	5.875%	10/15/24	6,950	7,384,375

Entertainment — 4.1%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	8,075	8,276,875
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	5.875%	11/15/26	5,075	5,132,094
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	4,425	4,668,375
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	12,219	12,347,299
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	4,975	5,074,500
Eagle II Acquisition Co. LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/25	1,925	1,982,750
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	8,200	8,794,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	575	601,853
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	5,425	5,750,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	1,950	2,013,375
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A	8.875%	03/15/19	2,103	2,201,315
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	7,170	7,636,050
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	150	154,710
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,598	4,753,182
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	2,325	2,391,844
Mood Media Corp., Gtd. Notes, 144A(d)	9.250%	10/15/20	3,700	2,534,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(d)	5.000%	08/01/18	2,300	2,317,250
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	2,325	2,388,938
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	3,875	3,921,476
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(c)	5.625%	01/15/27	3,225	3,200,813
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(c)	5.625%	05/01/24	9,550	9,669,375
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	3,170	3,273,025
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	26,241	24,600,937
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	18,225	19,432,406
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	6,325	6,751,937

				149,869,879

Environmental Control — 0.4%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	7,325	7,398,250
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,082,260

Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	6,850	6,971,793

				15,452,303

Food — 2.4%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25	6,440	6,246,800
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	4,800	4,968,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	8,700	8,710,875
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,375	6,422,812
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250%	06/01/21	2,125	2,183,438
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(d)	7.250%	06/01/21	10,810	11,107,275
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A(d)	5.750%	06/15/25	9,725	9,822,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A(d)	5.875%	07/15/24	9,850	10,145,500
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	3,200	3,224,000
Post Holdings, Inc., Gtd. Notes, 144A(c)	5.000%	08/15/26	3,425	3,279,438
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	6,825	7,183,312
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	3,500	3,928,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	3,625	3,606,875
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	7.750%	11/15/22	8,575	8,414,219

				89,243,544

Food Service — 0.1%
AdvancePierre Foods Holdings, Inc., Gtd. Notes, 144A	5.500%	12/15/24	3,075	3,109,594

Forest Products & Paper — 0.2%
Mercer International, Inc. (Canada), Gtd. Notes, 144A	6.500%	02/01/24	2,025	2,030,063
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec’d. Notes, 144A	4.875%	09/15/18	3,640	3,731,000

				5,761,063

Gas — 0.4%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	4,800	4,824,000
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	4,800	4,776,000
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	4,875	5,033,437

				14,633,437

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(d)	7.000%	02/01/21	5,375	4,864,375

Healthcare-Products — 0.8%
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125%	11/01/23	9,650	10,180,750
Mallinckrodt International Finance SA, Gtd. Notes(c)	4.750%	04/15/23	10,125	8,580,937
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	5.500%	04/15/25	2,325	2,139,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, Sr. Unsec’d. Notes, 144A(c)	6.625%	05/15/22	9,250	8,602,500

				29,503,187

Healthcare-Services — 5.7%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	9,600	9,941,952

Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,278,135
Acadia Healthcare Co., Inc., Gtd. Notes(c)	6.500%	03/01/24	2,075	2,183,938
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	5,975	6,139,312
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875%	02/01/22	17,684	15,208,240
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125%	07/15/20	17,900	16,400,875
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%	11/15/19	3,957	3,882,806
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	4,800	4,884,000
HCA, Inc., Gtd. Notes	5.375%	02/01/25	33,790	35,226,075
HCA, Inc., Gtd. Notes	5.875%	05/01/23	3,797	4,100,760
HCA, Inc., Gtd. Notes	5.875%	02/15/26	2,875	3,033,125
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,475,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	6,600	6,649,500
Kindred Healthcare, Inc., Gtd. Notes(c)	6.375%	04/15/22	3,506	3,269,345
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	4,775	4,852,594
Kindred Healthcare, Inc., Gtd. Notes(c)	8.750%	01/15/23	11,025	11,052,562
LifePoint Health, Inc., Gtd. Notes(c)	5.875%	12/01/23	3,600	3,708,000
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%	06/01/24	4,450	4,784,306
Select Medical Corp., Gtd. Notes(c)	6.375%	06/01/21	14,895	15,043,950
Surgery Center Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.875%	04/15/21	3,475	3,674,813
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%	01/01/22	525	567,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	1,795	1,795,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	2,725	2,725,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.750%	06/01/20	3,225	3,294,983
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	9,675	9,820,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	6.750%	06/15/23	9,700	9,530,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,950	1,981,688
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	8.125%	04/01/22	18,230	19,027,562

				207,530,896

Home Builders — 3.9%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	7,250	7,585,312
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	4,475	4,620,438
Beazer Homes USA, Inc., Gtd. Notes, 144A	6.750%	03/15/25	3,900	3,919,500
Beazer Homes USA, Inc., Gtd. Notes, 144A(c)	8.750%	03/15/22	2,600	2,847,000
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	413,500
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.375%	05/15/25	10,675	10,981,906
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	2,900	3,030,500
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	1,500	1,575,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	6,000	6,555,000
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	3,125	3,625,000
KB Home, Gtd. Notes	7.000%	12/15/21	2,725	3,010,280
KB Home, Gtd. Notes	7.500%	09/15/22	2,825	3,100,438
KB Home, Gtd. Notes	7.625%	05/15/23	6,050	6,549,125
Lennar Corp., Gtd. Notes	4.750%	05/30/25	7,875	7,894,687
Lennar Corp., Gtd. Notes	4.875%	12/15/23	2,420	2,474,450
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	3,475	3,638,117
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.875%	12/15/23	5,050	5,239,375
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,600	3,750,768
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	7.250%	04/01/22	2,850	2,871,375
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	6,050	6,050,000
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	7,925	8,202,375
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	1,300	1,306,500
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	1,200	1,206,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	1,030,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	3,163	3,273,705
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	10,312	10,827,600
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	6,645	6,990,540
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,875	13,454,375
William Lyon Homes, Inc., Gtd. Notes, 144A	5.875%	01/31/25	5,475	5,516,062

				141,538,928

Household Products/Wares — 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	5.250%	12/15/24	4,625	4,648,125

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	1,900	2,018,750

Iron/Steel — 0.9%
Ak Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	7,080	7,681,800
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.600%	06/01/19	7,000	8,260,000
Cliffs Natural Resources, Inc., Gtd. Notes, 144A(c)	5.750%	03/01/25	2,925	2,837,250
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A(d)	6.375%	05/01/22	12,750	13,076,655

				31,855,705

Leisure Time — 0.6%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,425	2,534,125
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250%	02/01/25	4,950	5,197,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	6.250%	05/15/25	6,125	5,849,375
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(d)	8.500%	10/15/22	6,825	7,080,937

				20,661,937

Lodging — 2.4%
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	650	695,500
Boyd Gaming Corp., Gtd. Notes(c)	6.875%	05/15/23	20,700	22,304,250
Caesars Entertainment Resort Properties LLC, Sr. Sec’d.(c)	8.000%	10/01/20	3,225	3,362,063
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	13,750	14,575,000
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	5,875	5,963,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(c)	10.250%	11/15/22	4,900	5,253,731
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	5,100	5,278,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	11,965	13,236,281
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	1,755	1,930,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(d)	6.375%	06/01/21	16,100	16,220,750

				88,819,700

Machinery-Construction & Mining — 0.1%
Blueline Rental Finance Corp./Blueline Rental LLC, Sec’d. Notes, 144A	9.250%	03/15/24	4,750	4,862,813

Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,598,000

Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,150	4,295,250
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(d)	8.750%	12/15/19	2,675	2,755,250
Cloud Crane LLC, Sec’d. Notes, 144A(d)	10.125%	08/01/24	7,525	8,032,937
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	2,950	2,983,188

				22,664,625

Media — 8.4%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	2,875	3,054,688
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	7,925	8,172,656
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,000	2,165,000
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(c)(d)	6.875%	02/15/25	3,815	4,043,900
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	16,475	16,928,062
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.125%	02/15/23	2,875	2,954,063
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	4,350	4,480,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	24,000	25,200,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	635	658,813
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	3,200	3,360,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	25,675	28,386,922
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	17,434	17,673,717
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	11,962	12,141,430
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	3,914,000
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(c)	6.500%	11/15/22	6,130	6,221,950
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	4,650	4,615,125
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	6,510	6,558,825
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	886,125
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,125	2,232,568
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,000	4,201,000
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	22,995	26,731,687
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	8,900	9,055,750
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,500	7,650,000
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	4,950	5,265,562
Nexstar Escrow Corp., Gtd. Notes, 144A(c)	5.625%	08/01/24	4,000	4,060,000
ORBCOMM, Inc. (Canada), 144A	8.000%	04/01/24	7,075	7,075,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	11,408	11,892,840
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	37,874	39,010,220
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	2,025	2,070,563
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	900	868,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	2,025,000
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	1,950	1,998,750
Time, Inc., Gtd. Notes, 144A	5.750%	04/15/22	5,815	6,047,600
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	7,125	7,427,812
Unitymedia GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	3,575	3,762,687

Univision Communications, Inc., Sr. Sec’d. Notes, 144A(d)	5.125%	02/15/25	4,355	4,284,231
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(d)	6.750%	09/15/22	2,595	2,722,129
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	3,530	3,552,063
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	3,400	3,383,000

				306,732,738

Metal Fabricate & Hardware — 0.6%
Grinding Media, Inc./MC Grinding Media Canada, Inc., Sr. Sec’d. Notes, 144A(d)	7.375%	12/15/23	2,925	3,071,250
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	5,750	5,872,188
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	10,355	11,571,712

				20,515,150

Metals — 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	6,291	6,526,912

Mining — 4.3%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,454,250
Alcoa Nederland Holding BV, Gtd. Notes, 144A(c)	6.750%	09/30/24	3,275	3,512,438
Alcoa Nederland Holding BV, Gtd. Notes, 144A(c)	7.000%	09/30/26	3,175	3,460,750
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	6.625%	03/01/25	10,145	9,758,222
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	6,986	7,160,650
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	2,491	2,565,730
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(c)	7.250%	05/15/22	850	876,563
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	04/01/23	1,095	1,107,319
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.500%	04/01/25	3,100	3,123,250
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	6,870	7,874,737
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.550%	03/01/22	7,835	7,266,962
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.875%	03/15/23	19,095	17,560,144
Freeport-McMoRan, Inc., Gtd. Notes(c)	4.550%	11/14/24	850	791,563
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.625%	05/01/21	5,513	5,609,478
Freeport-McMoRan, Inc., Gtd. Notes, 144A	6.750%	02/01/22	3,000	3,075,000
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	7,950	7,870,500
International Wire Group, Inc., Sr. Sec’d. Notes, 144A (original cost $7,201,331; purchased 07/12/16-08/04/16)(d)(e)	10.750%	08/01/21	7,475	7,269,437
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	3,850	4,331,250
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	5,650	5,974,875
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	725	734,063
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,650	5,974,875
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	5,499	6,014,531
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.250%	11/15/22	18,267	18,312,667
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/22	23,159	23,916,299

				155,595,553

Miscellaneous Manufacturing — 1.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	1,600	1,566,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	2,500	2,464,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	2,200	2,156,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	3,175	3,254,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	517	551,898
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	18,175	19,901,625
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,475	4,631,625

Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(d)	6.000%	07/15/22	9,075	9,233,812

				43,759,710

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	8,184	8,572,740

Oil & Gas — 5.6%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Sr. Unsec’d. Notes, 144A(c)	7.875%	12/15/24	3,450	3,596,625
Antero Resources Corp., Gtd. Notes(c)	5.375%	11/01/21	3,525	3,620,492
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	4,330	4,427,425
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	9,825	10,168,875
California Resources Corp., Gtd. Notes	6.000%	11/15/24	1,257	879,900
California Resources Corp., Sec’d. Notes, 144A(c)	8.000%	12/15/22	7,543	6,128,687
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	4,700	4,864,500
Diamondback Energy, Inc., Gtd. Notes, 144A(c)	5.375%	05/31/25	4,575	4,689,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	6,450	6,740,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	7,630	8,106,875
Halcon Resources Corp., Gtd. Notes, 144A(c)	6.750%	02/15/25	14,875	14,607,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(d)	5.750%	10/01/25	9,275	8,950,375
MEG Energy Corp. (Canada), Gtd. Notes, 144A(c)	6.375%	01/30/23	8,200	7,328,750
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(c)	6.500%	01/15/25	8,300	8,300,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	5,975	6,240,290
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,875	1,989,844
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(c)	7.750%	01/15/24	4,750	4,560,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	1,495	1,502,248
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.750%	12/15/23	3,875	4,078,438
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	2,975	2,916,660
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	2,300	2,265,500
Range Resources Corp., Gtd. Notes, 144A(c)	5.000%	08/15/22	3,175	3,143,250
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	1,478	1,455,830
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	15,637	16,106,110
Rice Energy, Inc., Gtd. Notes(c)	6.250%	05/01/22	1,550	1,596,500
Rice Energy, Inc., Gtd. Notes(c)	7.250%	05/01/23	6,400	6,816,000
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	5,550	5,591,625
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(b)(d)(f)	6.500%	07/15/22	1,975	20
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	3,900	3,939,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	9,600	9,744,000
Tesoro Corp., Gtd. Notes, 144A	4.750%	12/15/23	4,425	4,566,998
Tesoro Corp., Gtd. Notes, 144A	5.125%	12/15/26	7,525	7,893,725
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	4,200	4,063,500
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	4,975	5,348,125
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	5,733	5,926,489
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%	01/15/22	5,043	5,131,253
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	3,100	3,286,000
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	4,800	5,340,000

				205,910,784

Oil & Gas Services — 0.0%
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,150	1,147,125

Packaging & Containers — 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23	7,000	7,210,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	1,725	1,776,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	5,350	5,410,188
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,360	1,406,784
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	14,175	15,167,250
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	9,850	9,702,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	1,075	1,137,484
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	1,275	1,362,656
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,535	5,228,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(d)	6.500%	10/01/21	11,590	11,879,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	6,600	7,066,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,575	1,620,297
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,333,984
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,025	3,176,250

				75,477,768

Pharmaceuticals — 3.2%
Endo Finance LLC, Gtd. Notes, 144A(c)	5.750%	01/15/22	9,350	8,508,500
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	5,675	4,898,206
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	2,550	2,409,750
Endo Finance LLC/Endo Ltd./Endo Finco, Inc, Gtd. Notes, 144A	6.000%	07/15/23	5,976	5,229,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(c)	6.000%	02/01/25	10,950	9,334,875
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	2,775	2,880,450
Horizon Pharma, Inc., Gtd. Notes(c)	6.625%	05/01/23	6,680	6,546,400
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%	11/01/24	3,500	3,644,375
NBTY, Inc., Sr. Unsec’d. Notes, 144A(c)(d)	7.625%	05/15/21	8,600	9,051,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	7,675	5,909,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	2,920	2,350,600
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,075	2,386,969
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	6.125%	04/15/25	15,195	11,700,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	25,780	22,589,725
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	2,850	2,931,937
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	12,800	14,608,000

				114,980,187

Pipelines — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%	09/15/24	2,750	2,791,250
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	4,300	4,794,500

Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	7,725	7,763,625
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%		08/01/22	5,425	5,593,175
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(d)	5.625%		04/15/20	5,375	5,657,187
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(c)(d)	6.000%		01/15/19	3,047	3,176,497
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%		11/15/23	1,050	1,029,000
Selectica, Inc. (Escrow Shares)(b)(d)(f)	—	%(a)(g)	12/31/49	1,350	14
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%		09/15/24	6,400	6,432,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(c)	6.750%		03/15/24	4,950	5,370,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%		02/01/25	2,675	2,755,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.375%		02/01/27	2,675	2,768,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,925,293
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,164,906
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%		10/15/22	2,500	2,640,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%		05/01/24	2,950	3,193,375

					60,056,072

Real Estate — 0.7%
CBRE Services, Inc., Gtd. Notes	5.000%		03/15/23	1,200	1,248,175
Crescent Communities LLC, Sr. Sec’d. Notes, 144A	8.875%		10/15/21	9,200	9,568,000
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(d)	8.250%		12/01/22	8,225	8,872,719
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(c)	4.875%		06/01/23	7,700	7,526,750

					27,215,644

Real Estate Investment Trusts (REITs) — 1.3%
Felcor Lodging LP, Gtd. Notes	6.000%		06/01/25	4,045	4,227,025
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%		09/01/26	5,625	5,456,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	5.625%		05/01/24	4,975	5,248,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%		08/01/26	4,200	4,137,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,332,313
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		02/15/22	1,000	1,033,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		03/01/24	4,100	4,407,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	2,800	2,842,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/23	5,278	5,357,170
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	2,300	2,265,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	1,950	2,008,500

Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,875	6,535,667

				46,851,300

Retail — 4.8%
BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	3,875	4,020,313
Brinker International, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	3,550	3,505,625
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	5,250	5,473,125
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,420	10,849,825
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	2,400	912,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,800	3,520,000
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	3,400	3,510,500
Dollar Tree, Inc., Sr. Unsec’d. Notes	5.750%	03/01/23	7,500	7,987,500
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	3,075	2,890,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(c)	6.500%	05/01/21	2,025	1,923,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(c)	6.750%	01/15/22	6,345	5,996,025
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	59	56,493
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%	06/15/20	7,700	7,372,750
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(d)	9.250%	06/15/21	8,875	8,608,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	5,350	5,443,625
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	5,825	5,550,060
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	1,075	1,037,375
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(d)	6.750%	10/15/24	10,575	10,971,562
Men’s Wearhouse, Inc. (The), Gtd. Notes(c)	7.000%	07/01/22	8,875	7,876,562
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(c)	8.000%	10/15/21	23,713	14,278,072
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(c)	7.125%	03/15/23	20,045	19,042,750
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	9,426	9,402,435
Rite Aid Corp., Gtd. Notes, 144A(c)	6.125%	04/01/23	15,025	14,893,531
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20	5,824	5,649,280
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	3,025	3,021,219
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(c)	5.500%	06/01/24	5,700	5,614,500
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(d)	8.000%	06/15/22	5,750	4,715,000

				174,123,127

Semiconductors — 1.2%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	5,600	6,251,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	12,100	12,402,500
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,200	11,788,000
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	6,075	6,086,360
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	1,925	1,939,438
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	5,935	6,291,100

				44,758,398

Software — 5.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	45,030	45,367,725
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	2,976	3,050,400
Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000%	10/15/19	14,520	14,483,700
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	5,215	5,345,375

Donnelley Financial Solutions, Inc., Sr. Unsec’d. Notes, 144A	8.250%	10/15/24	955	986,038
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	46,905	50,305,612
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greenden US Holdings, Inc., Gtd. Notes, 144A	10.000%	11/30/24	7,350	7,993,125
Inception Merger Sub, Inc./Rackspace Hosting, Inc., Sr. Unsec’d. Notes, 144A(c)	8.625%	11/15/24	6,075	6,401,228
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(d)	7.125%	05/01/21	19,154	19,584,965
Infor US, Inc., Gtd. Notes(d)	6.500%	05/15/22	13,675	14,052,430
Informatica LLC, Sr. Unsec’d. Notes, 144A(c)	7.125%	07/15/23	11,200	10,892,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	2,076	2,111,084
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	7,505	7,767,675
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	3,450	3,596,625

				191,937,982

Telecommunications — 5.4%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	3,026	3,343,730
Anixter, Inc., Gtd. Notes	5.500%	03/01/23	1,875	1,945,313
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	11,565	1,908,225
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,880,000
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	8,550	8,956,125
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	466,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	8,925	7,670,145
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	5,500	4,908,750
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	6.250%	09/15/21	1,525	1,418,250
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	6.875%	01/15/25	2,000	1,655,000
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	1,959	1,978,590
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	970	982,125
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	21,300	20,714,250
GTT Escrow Corp., Gtd. Notes, 144A	7.875%	12/31/24	3,925	4,072,188
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	12,000	9,900,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	5,194,125
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	4,005	2,403,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	11,765	7,110,472
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	7,770	7,808,850
Level 3 Financing, Inc., Gtd. Notes	5.375%	05/01/25	1,960	1,994,300
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	838,126
Sprint Capital Corp., Gtd. Notes(c)	6.875%	11/15/28	19,450	20,544,062
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	1,158	1,236,165
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	2,300	2,765,750
Sprint Communications, Inc., Gtd. Notes, 144A(d)	9.000%	11/15/18	2,656	2,891,720
Sprint Corp., Gtd. Notes(d)	7.125%	06/15/24	9,875	10,541,562
Sprint Corp., Gtd. Notes(c)(d)	7.625%	02/15/25	11,886	12,985,455
Sprint Corp., Gtd. Notes(d)	7.875%	09/15/23	2,000	2,215,000
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	5,350	5,764,625
T-mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	6,425	7,035,375
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	4,525	4,575,906
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	5,450	5,354,625
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	17,845	18,558,800
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	2,000	2,067,500

				195,684,609

Textiles — 0.5%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	19,432	19,966,380

Transportation — 0.7%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.000%	03/01/21	2,300	1,391,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	3,622	2,318,080
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	4,400	3,740,000
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	5,075	5,278,000
XPO Logistics, Inc., Gtd. Notes, 144A(c)	6.500%	06/15/22	10,775	11,313,750

				24,041,330

TOTAL CORPORATE BONDS (cost $3,362,320,351)				3,420,024,634

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,750	10,481,250
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	755	792,373
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	2,620	2,769,864
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	6,400	7,228,800
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	500	578,750

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,308,023)				21,851,037

			Shares
COMMON STOCKS — 0.1%
Energy Equipment & Services — 0.0%
Seventy Seven Energy, Inc.*			3,138	134,087

Oil, Gas & Consumable Fuels — 0.1%
Pacific Exploration and Production Corp. (Colombia)*			27,914	868,125

Telecommunications — 0.0%
Netia SA (Poland)*(d)			227,114	261,036

TOTAL COMMON STOCKS (cost $1,163,438)				1,263,248

PREFERRED STOCKS — 0.2%
Building Materials & Construction — 0.0%
New Millennium Homes LLC*(b)(d)			3,000	135,000
Cable — 0.0%
Adelphia Communications Corp. (Class A Stock)*(b)			5,000	5
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) Series K*(d)			87,000	2,456,880
Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc. Series A*(d)			153,790	4,459,910

TOTAL PREFERRED STOCKS (cost $10,390,018)				7,051,795

			Units
WARRANTS* — 0.0%
Oil & Gas
Seventy Seven Energy, Inc., expiring 08/01/21 (cost $76,676)			17,039	322,208

	Shares
TOTAL LONG-TERM INVESTMENTS (cost $3,449,781,157)		3,499,285,533

SHORT-TERM INVESTMENTS — 15.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(h)	556,413	5,163,509
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(h)	71,813,262	71,813,262
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $493,407,754; includes $493,025,864 of cash collateral for securities on loan)(h)(i)	493,379,408	493,478,084

TOTAL SHORT-TERM INVESTMENTS (cost $570,498,491)		570,454,855

TOTAL INVESTMENTS — 111.7% (cost $4,020,279,648)		4,069,740,388
Liabilities in excess of other assets(j) — (11.7)%		(424,877,683)

NET ASSETS — 100.0%		$3,644,862,705

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,319,982 and 0.1% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $482,710,392; cash collateral of $493,025,864 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid; the aggregate value of $370,139,917 is approximately 10.2% of net assets.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $46,321,095. The aggregate value of $35,571,526 is approximately 1.0% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(g)	Interest rate not available as of March 31, 2017.
(h)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(i)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
481	2 Year U.S. Treasury Notes	Jun. 2017	$104,032,870	$104,113,953	$81,083
685	10 Year U.S. Treasury Notes	Jun. 2017	84,939,717	85,325,313	385,596
231	20 Year U.S. Treasury Bonds	Jun. 2017	34,708,944	34,844,906	135,962
106	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	16,893,232	17,026,250	133,018

					$735,659

Cash of $2,845,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2017.

Credit default swap agreements outstanding at March 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.27.V2	12/20/21	5.000%	69,300	$(5,450,306)	$(5,023,260)	$(427,046)

Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.27.V2	12/20/21	5.000%	69,300	$4,885,650	$5,448,712	$563,062

Cash of $5,353,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default swap contracts at March 31, 2017.

The Portfolio entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security	$—	$76,200	$—
Bank Loans	—	43,845,949	4,183,118
Collateralized Mortgage Obligations	—	667,344	—
Corporate Bonds	—	3,420,022,775	1,859
Non-Corporate Foreign Agencies	—	21,851,037	—
Common Stocks	1,002,212	261,036	—
Preferred Stocks	6,916,790	—	135,005
Warrants*	—	322,208	—
Affiliated Mutual Funds	570,454,855	—	—
Other Financial Instruments*
Futures Contracts	735,659	—	—
Centrally Cleared Credit Default Swap Agreements	—	136,016	—

Total	$579,109,516	$3,487,182,565	$4,319,982

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/2017
Credit contracts	$136,016
Equity contracts	322,208
Interest rate contracts	735,659

Total	$1,193,883

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 1.6%
United Technologies Corp.	30,254	$3,394,801

Banks — 5.3%
JPMorgan Chase & Co.	64,412	5,657,950
PNC Financial Services Group, Inc. (The)	44,147	5,308,235

		10,966,185

Biotechnology — 4.7%
Celgene Corp.*	59,638	7,420,756
Shire PLC, ADR	13,011	2,266,907

		9,687,663

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	23,360	5,366,259

Chemicals — 1.5%
Dow Chemical Co. (The)	47,921	3,044,900

Consumer Finance — 1.8%
SLM Corp.*	315,294	3,815,057

Electric Utilities — 1.8%
PG&E Corp.	55,927	3,711,316

Energy Equipment & Services — 1.8%
Halliburton Co.	77,854	3,831,195

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	34,706	2,501,609

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	50,958	2,195,271

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	22,580	2,757,244

Health Care Providers & Services — 1.0%
Cigna Corp.	14,056	2,059,063

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	48,463	2,854,955

Insurance — 1.8%
MetLife, Inc.	71,658	3,784,976

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.*	8,752	7,758,998
Netflix, Inc.*	28,139	4,159,226

		11,918,224

Internet Software & Services — 15.7%
Alibaba Group Holding Ltd. (China), ADR*	76,318	8,229,370
Alphabet, Inc. (Class A Stock)*	4,065	3,446,307
Alphabet, Inc. (Class C Stock)*	4,161	3,451,799
eBay, Inc.*	90,198	3,027,947
Facebook, Inc. (Class A Stock)*	48,335	6,865,987
Tencent Holdings Ltd. (China), ADR	256,900	7,414,134

		32,435,544

IT Services — 3.3%
Mastercard, Inc. (Class A Stock)	60,434	6,797,012

Machinery — 2.0%
Parker-Hannifin Corp.	25,695	4,119,422

Media — 5.2%
Charter Communications, Inc. (Class A Stock)*	20,929	6,850,480
Comcast Corp. (Class A Stock)	102,578	3,855,907

		10,706,387

Oil, Gas & Consumable Fuels — 2.2%
Noble Energy, Inc.	67,560	2,320,010
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	42,423	2,236,965

		4,556,975

Pharmaceuticals — 5.7%
Allergan PLC	39,647	9,472,461
Pfizer, Inc.	69,933	2,392,408

		11,864,869

Semiconductors & Semiconductor Equipment — 8.1%
Broadcom Ltd.	30,829	6,750,318
NVIDIA Corp.	56,190	6,120,776
Texas Instruments, Inc.	47,221	3,804,124

		16,675,218

Software — 11.7%
Adobe Systems, Inc.*	58,806	7,652,425
Microsoft Corp.	143,214	9,432,074
salesforce.com, Inc.*	85,392	7,043,986

		24,128,485

Specialty Retail — 3.0%
Industria de Diseno Textil SA (Spain)	175,585	6,183,521

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	56,081	8,056,597

Textiles, Apparel & Luxury Goods — 3.2%
adidas AG (Germany)	34,672	6,595,746

TOTAL LONG-TERM INVESTMENTS (cost $152,651,311)		204,008,494

SHORT-TERM INVESTMENTS — 1.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(a)	2,883,427	2,883,427
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(a)	4,522	4,523

TOTAL SHORT-TERM INVESTMENTS (cost $2,887,949)		2,887,950

TOTAL INVESTMENTS — 100.0% (cost $155,539,260)		206,896,444
Liabilities in excess of other assets		(96,405)

NET ASSETS — 100.0%		$206,800,039

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,394,801	$—	$—
Banks	10,966,185	—	—
Biotechnology	9,687,663	—	—
Capital Markets	5,366,259	—	—
Chemicals	3,044,900	—	—
Consumer Finance	3,815,057	—	—
Electric Utilities	3,711,316	—	—
Energy Equipment & Services	3,831,195	—	—
Food & Staples Retailing	2,501,609	—	—
Food Products	2,195,271	—	—
Health Care Equipment & Supplies	2,757,244	—	—
Health Care Providers & Services	2,059,063	—	—
Hotels, Restaurants & Leisure	2,854,955	—	—
Insurance	3,784,976	—	—
Internet & Direct Marketing Retail	11,918,224	—	—
Internet Software & Services	32,435,544	—	—
IT Services	6,797,012	—	—
Machinery	4,119,422	—	—
Media	10,706,387	—	—
Oil, Gas & Consumable Fuels	4,556,975	—	—
Pharmaceuticals	11,864,869	—	—
Semiconductors & Semiconductor Equipment	16,675,218	—	—
Software	24,128,485	—	—
Specialty Retail	—	6,183,521	—
Technology Hardware, Storage & Peripherals	8,056,597	—	—
Textiles, Apparel & Luxury Goods	—	6,595,746	—
Affiliated Mutual Funds	2,887,950	—	—

Total	$194,117,177	$12,779,267	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Jennison Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	149,349	$26,413,864

Air Freight & Logistics — 1.5%
FedEx Corp.	128,529	25,082,434

Automobiles — 1.2%
Tesla, Inc.*(a)	71,394	19,868,950

Banks — 0.9%
JPMorgan Chase & Co.	183,342	16,104,761

Beverages — 1.6%
Constellation Brands, Inc. (Class A Stock)	53,148	8,613,696
Monster Beverage Corp.*	410,392	18,947,799

		27,561,495

Biotechnology — 6.5%
Alexion Pharmaceuticals, Inc.*	223,974	27,154,608
BioMarin Pharmaceutical, Inc.*	144,409	12,676,222
Celgene Corp.*	323,163	40,211,172
Regeneron Pharmaceuticals, Inc.*	18,238	7,067,407
Shire PLC, ADR	138,706	24,166,747

		111,276,156

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	132,908	30,531,626
S&P Global, Inc.	65,323	8,540,329

		39,071,955

Chemicals — 0.9%
Albemarle Corp.	137,439	14,519,056

Communications Equipment — 0.4%
Palo Alto Networks, Inc.*	57,932	6,527,778

Energy Equipment & Services — 0.6%
Halliburton Co.	198,938	9,789,739

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	152,945	25,647,347

Hotels, Restaurants & Leisure — 2.3%
Marriott International, Inc. (Class A Stock)	423,268	39,863,380

Internet & Direct Marketing Retail — 11.4%
Amazon.com, Inc.*	108,217	95,938,699
Expedia, Inc.	82,071	10,354,898
Netflix, Inc.*	327,079	48,345,547
Priceline Group, Inc. (The)*	21,904	38,988,463

		193,627,607

Internet Software & Services — 15.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	488,507	52,675,710
Alphabet, Inc. (Class A Stock)*	53,121	45,035,983
Alphabet, Inc. (Class C Stock)*	54,423	45,147,144
Facebook, Inc. (Class A Stock)*	481,438	68,388,268
Tencent Holdings Ltd. (China)	1,642,740	47,326,552

		258,573,657

IT Services — 7.3%
FleetCor Technologies, Inc.*	134,909	20,429,270
Mastercard, Inc. (Class A Stock)	451,393	50,768,171
Visa, Inc. (Class A Stock)(a)	598,813	53,216,511

		124,413,952

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	122,400	20,886,336

Machinery — 1.0%
Parker-Hannifin Corp.	103,253	16,553,521

Media — 2.5%
Charter Communications, Inc. (Class A Stock)*	78,118	25,569,584
Time Warner, Inc.	170,873	16,696,001

		42,265,585

Oil, Gas & Consumable Fuels — 1.9%
Concho Resources, Inc.*	134,106	17,211,164
EOG Resources, Inc.	147,408	14,379,650

		31,590,814

Pharmaceuticals — 3.6%
Allergan PLC	138,402	33,067,006
Bristol-Myers Squibb Co.	529,463	28,792,198

		61,859,204

Semiconductors & Semiconductor Equipment — 5.9%
Broadcom Ltd.	115,460	25,281,122
NVIDIA Corp.	291,646	31,768,999
NXP Semiconductors NV (Netherlands)*	81,224	8,406,684
QUALCOMM, Inc.	242,744	13,918,941
Texas Instruments, Inc.	257,424	20,738,077

		100,113,823

Software — 12.3%
Activision Blizzard, Inc.	336,263	16,766,073
Adobe Systems, Inc.*	322,670	41,989,047
Microsoft Corp.	938,309	61,797,031
Red Hat, Inc.*	210,380	18,197,870
salesforce.com, Inc.*	402,552	33,206,515
Snap, Inc. (Class A Stock)*(a)	168,340	3,792,700
Splunk, Inc.*(a)	244,814	15,249,464
Workday, Inc. (Class A Stock)*(a)	210,800	17,555,424

		208,554,124

Specialty Retail — 5.3%
Home Depot, Inc. (The)	159,142	23,366,820
Industria de Diseno Textil SA (Spain)	802,029	28,244,797
O’Reilly Automotive, Inc.*(a)	97,088	26,198,226
Ulta Beauty, Inc.*	41,679	11,888,101

		89,697,944

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	720,375	103,489,073

Textiles, Apparel & Luxury Goods — 4.1%
adidas AG (Germany)	171,016	32,532,825
NIKE, Inc. (Class B Stock)	670,985	37,393,994

		69,926,819

TOTAL LONG-TERM INVESTMENTS (cost $939,836,352)		1,683,279,374

SHORT-TERM INVESTMENTS — 8.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	2,727,374	2,727,374
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $141,406,860; includes $141,288,745 of cash collateral for securities on loan)(b)(c)	141,402,922	141,431,203

TOTAL SHORT-TERM INVESTMENTS (cost $144,134,234)		144,158,577

TOTAL INVESTMENTS — 107.5% (cost $1,083,970,586)		1,827,437,951
Liabilities in excess of other assets — (7.5)%		(127,568,183)

NET ASSETS — 100.0%		$1,699,869,768

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $137,573,614; cash collateral of $141,288,745 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,413,864	$—	$—
Air Freight & Logistics	25,082,434	—	—
Automobiles	19,868,950	—	—
Banks	16,104,761	—	—
Beverages	27,561,495	—	—
Biotechnology	111,276,156	—	—
Capital Markets	39,071,955	—	—
Chemicals	14,519,056	—	—
Communications Equipment	6,527,778	—	—
Energy Equipment & Services	9,789,739	—	—
Food & Staples Retailing	25,647,347	—	—
Hotels, Restaurants & Leisure	39,863,380	—	—
Internet & Direct Marketing Retail	193,627,607	—	—
Internet Software & Services	211,247,105	47,326,552	—
IT Services	124,413,952	—	—
Life Sciences Tools & Services	20,886,336	—	—
Machinery	16,553,521	—	—
Media	42,265,585	—	—
Oil, Gas & Consumable Fuels	31,590,814	—	—
Pharmaceuticals	61,859,204	—	—
Semiconductors & Semiconductor Equipment	100,113,823	—	—
Software	208,554,124	—	—
Specialty Retail	61,453,147	28,244,797	—
Technology Hardware, Storage & Peripherals	103,489,073	—	—
Textiles, Apparel & Luxury Goods	37,393,994	32,532,825	—
Affiliated Mutual Funds	144,158,577	—	—

Total	$1,719,333,777	$108,104,174	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Automobile Manufacturers — 1.0%
Tesla, Inc.*(a)	17,645	$4,910,603

Chemicals — 1.6%
Syngenta AG (Switzerland)*	17,008	7,479,348

Commodity Chemicals — 0.9%
Valvoline, Inc.(a)	165,390	4,060,324

Construction Materials — 1.6%
Vulcan Materials Co.	63,940	7,703,491

Diversified Chemicals — 4.4%
Arkema SA (France)	84,140	8,282,835
BASF SE (Germany)	69,462	6,877,710
Chemours Co. (The)	142,800	5,497,800

		20,658,345

Diversified Metals & Mining — 10.2%
BHP Billiton Ltd. (Australia)	899,713	16,362,339
Glencore PLC (Switzerland)*	3,031,890	11,895,748
Rio Tinto PLC (United Kingdom)	330,773	13,319,433
Teck Resources Ltd. (Canada) (Class B Stock)(a)	314,000	6,876,600

		48,454,120

Fertilizers & Agricultural Chemicals — 1.0%
Agrium, Inc. (Canada)(a)	47,840	4,565,818

Heavy Electrical Equipment — 2.5%
Gamesa Corp. Tecnologica SA (Spain)	230,990	5,464,043
Vestas Wind Systems A/S (Denmark)	79,654	6,479,076

		11,943,119

Home Furnishings — 1.1%
Mohawk Industries, Inc.*	22,570	5,179,589

Integrated Oil & Gas — 9.7%
BP PLC (United Kingdom)	1,580,539	9,097,748
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	342,889	9,037,942
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	260,133	7,150,891
Suncor Energy, Inc. (Canada)	277,650	8,537,738
Total SA (France)	236,686	11,967,687

		45,792,006

Metals & Mining — 5.0%
First Quantum Minerals Ltd. (Canada)	605,503	6,433,626
Freeport-McMoRan, Inc.*	611,625	8,171,310
Lundin Mining Corp. (Canada)	1,605,427	9,042,109

		23,647,045

Oil & Gas Drilling — 2.7%
Noble Corp. PLC(a)	717,545	4,441,604
Patterson-UTI Energy, Inc.	338,490	8,215,152

		12,656,756

Oil & Gas Equipment & Services — 17.9%
Fairmount Santrol Holdings, Inc.*(a)	459,200	3,365,936
Halliburton Co.	306,219	15,069,037
Propetro Holding Corp.*	172,225	2,219,980
RPC, Inc.(a)	492,635	9,020,147

Schlumberger Ltd.	154,131	12,037,631
US Silica Holdings, Inc.	491,795	23,601,242
Weatherford International PLC*(a)	2,909,800	19,350,170

		84,664,143

Oil & Gas Exploration & Production — 31.1%
Concho Resources, Inc.*(a)	121,977	15,654,528
Continental Resources, Inc.*(a)	332,455	15,100,106
EOG Resources, Inc.	197,546	19,270,612
Laredo Petroleum, Inc.*(a)	690,405	10,079,913
Parsley Energy, Inc. (Class A Stock)*	527,210	17,139,597
PDC Energy, Inc.*(a)	215,729	13,450,703
Pioneer Natural Resources Co.	99,766	18,579,422
Range Resources Corp.	551,977	16,062,531
SM Energy Co.(a)	452,495	10,868,930
Whiting Petroleum Corp.*(a)	1,171,790	11,085,134

		147,291,476

Oil & Gas Refining & Marketing — 1.5%
Valero Energy Corp.	106,147	7,036,485

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)(d)	129,100	—

Railroads — 1.1%
Union Pacific Corp.	48,585	5,146,123

Specialty Chemicals — 2.8%
Albemarle Corp.	33,920	3,583,309
Ecolab, Inc.	78,383	9,824,525

		13,407,834

Steel — 3.9%
ArcelorMittal (Luxembourg)*	593,660	4,966,620
United States Steel Corp.	189,700	6,413,757
Vale SA (Brazil) ADR(a)	721,115	6,850,593

		18,230,970

TOTAL LONG-TERM INVESTMENTS (cost $351,562,595)		472,827,595

SHORT-TERM INVESTMENTS — 21.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(e)	404,011	404,011
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $103,397,474; includes $103,313,377 of cash collateral for securities on loan)(e)(f)	103,386,322	103,406,999

TOTAL SHORT-TERM INVESTMENTS (cost $103,801,485)		103,811,010

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 121.9% (cost $455,364,080)		576,638,605

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.3)%
Call Options
Vale SA, expiring 04/21/17, Strike Price 10.00	524	(146,832)
Teck Resources, expiring 04/13/17, Strike Price 21.50	314	(274,750)
Noble Corp., PLC, expiring 04/21/17, Strike Price 6.00	718	(279,825)
Chemours Co., expiring 04/21/17, Strike Price 35.00	143	(576,912)

TOTAL OPTIONS WRITTEN (premium received $1,253,680)		(1,278,319)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 121.6% (cost $454,110,400)		575,360,286
Liabilities in excess of other assets — (21.6)%		(102,268,589)

NET ASSETS — 100.0%		$473,091,697

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,683,945; cash collateral of $103,313,377 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid; the aggregate value is $0 and 0.0% of net assets.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $1,102,975. The aggregate value of, $0, is approximately 0.0% of net assets.
(e)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(f)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobile Manufacturers	$4,910,603	$—	$—
Chemicals	—	7,479,348	—
Commodity Chemicals	4,060,324	—	—
Construction Materials	7,703,491	—	—
Diversified Chemicals	5,497,800	15,160,545	—
Diversified Metals & Mining	6,876,600	41,577,520	—
Fertilizers & Agricultural Chemicals	4,565,818	—	—
Heavy Electrical Equipment	—	11,943,119	—
Home Furnishings	5,179,589	—	—

Integrated Oil & Gas	8,537,738	37,254,268	—
Metals & Mining	23,647,045	—	—
Oil & Gas Drilling	12,656,756	—	—
Oil & Gas Equipment & Services	84,664,143	—	—
Oil & Gas Exploration & Production	147,291,476	—	—
Oil & Gas Refining & Marketing	7,036,485	—	—
Precious Metals & Minerals	—	—	—
Railroads	5,146,123	—	—
Specialty Chemicals	13,407,834	—	—
Steel	13,264,350	4,966,620	—
Affiliated Mutual Funds	103,811,010	—	—
Options Written	(1,003,569)	(274,750)	—

Total	$457,253,616	$118,106,670	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 3/31/17
Equity contracts	$(1,278,319)

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.7%
AAR Corp.	35,621	$1,197,934
Aerojet Rocketdyne Holdings, Inc.*	83,365	1,809,020
Aerovironment, Inc.*(a)	23,084	647,045
Cubic Corp.	27,793	1,467,470
Engility Holdings, Inc.*	19,780	572,433
Mercury Systems, Inc.*	53,458	2,087,535
Moog, Inc. (Class A Stock)*	35,924	2,419,481
National Presto Industries, Inc.	5,619	574,262
TASER International, Inc.*(a)	58,230	1,327,062
Triumph Group, Inc.(a)	55,250	1,422,688

		13,524,930

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	28,040	1,554,818
Echo Global Logistics, Inc.*	30,430	649,681
Forward Air Corp.	33,786	1,607,200
Hub Group, Inc. (Class A Stock)*	37,330	1,732,112

		5,543,811

Airlines — 0.9%
Allegiant Travel Co.	14,654	2,348,303
Hawaiian Holdings, Inc.*	59,580	2,767,491
SkyWest, Inc.	57,780	1,978,965

		7,094,759

Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc.*	85,200	1,600,056
Cooper-Standard Holdings, Inc.*	19,780	2,194,195
Dorman Products, Inc.*	33,900	2,784,207
Fox Factory Holding Corp.*	38,550	1,106,385
Gentherm, Inc.*	40,750	1,599,438
LCI Industries	27,629	2,757,374
Motorcar Parts of America, Inc.*	21,000	645,330
Standard Motor Products, Inc.	22,449	1,103,144
Superior Industries International, Inc.	25,018	634,206

		14,424,335

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	29,531	863,782

Banks — 9.2%
Ameris Bancorp	40,920	1,886,412
Banc of California, Inc.(a)	55,220	1,143,054
Banner Corp.	29,280	1,629,139
Boston Private Financial Holdings, Inc.	93,462	1,532,777
Brookline Bancorp, Inc.	78,632	1,230,591
Cardinal Financial Corp.	36,840	1,102,990
Central Pacific Financial Corp.	34,220	1,045,079
City Holding Co.	17,374	1,120,276
Columbia Banking System, Inc.	64,848	2,528,424
Community Bank System, Inc.(a)	49,656	2,730,087
Customers Bancorp, Inc.*	31,750	1,001,077
CVB Financial Corp.(a)	112,350	2,481,811
Fidelity Southern Corp.	23,600	528,168
First BanCorp. (Puerto Rico)*	174,422	985,484
First Commonwealth Financial Corp.	99,210	1,315,525
First Financial Bancorp	69,103	1,896,877

First Financial Bankshares, Inc.(a)	73,708	2,955,691
First Midwest Bancorp, Inc.	90,320	2,138,778
First NBC Bank Holding Co.*(a)	17,400	69,600
Glacier Bancorp, Inc.	85,313	2,894,670
Great Western Bancorp, Inc.	65,430	2,774,886
Hanmi Financial Corp.	36,036	1,108,107
Home BancShares, Inc.(a)	140,688	3,808,424
Hope Bancorp, Inc.	141,654	2,715,507
Independent Bank Corp.	30,136	1,958,840
LegacyTexas Financial Group, Inc.	46,460	1,853,754
National Bank Holdings Corp.	29,640	963,300
NBT Bancorp, Inc.	48,360	1,792,705
OFG Bancorp (Puerto Rico)(a)	48,920	577,256
Old National Bancorp	150,627	2,613,378
Opus Bank	20,200	407,030
Pinnacle Financial Partners, Inc.	52,171	3,466,763
S&T Bancorp, Inc.(a)	38,923	1,346,736
ServisFirst Bancshares, Inc.(a)	49,400	1,797,172
Simmons First National Corp. (Class A Stock)	33,198	1,830,870
Southside Bancshares, Inc.	29,599	993,638
Sterling Bancorp	151,098	3,581,023
Tompkins Financial Corp.(a)	13,684	1,102,246
United Bankshares, Inc.(a)	90,357	3,817,583
United Community Banks, Inc.	79,077	2,189,642
Westamerica Bancorporation(a)	29,300	1,635,819

		74,551,189

Beverages — 0.1%
Coca-Cola Bottling Co. Consolidated(a)	5,200	1,071,304

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	51,700	1,085,700
AMAG Pharmaceuticals, Inc.*(a)	38,100	859,155
Eagle Pharmaceuticals, Inc.*(a)	9,040	749,778
Emergent BioSolutions, Inc.*	38,557	1,119,695
Enanta Pharmaceuticals, Inc.*	15,470	476,476
Ligand Pharmaceuticals, Inc.*(a)	21,170	2,240,633
MiMedx Group, Inc.*(a)	111,610	1,063,643
Momenta Pharmaceuticals, Inc.*	72,040	961,734
Myriad Genetics, Inc.*(a)	75,850	1,456,320
Progenics Pharmaceuticals, Inc.*(a)	77,700	733,488
Repligen Corp.*	37,700	1,327,040
Spectrum Pharmaceuticals, Inc.*(a)	79,000	513,500

		12,587,162

Building Products — 2.1%
AAON, Inc.	44,019	1,556,072
American Woodmark Corp.*	15,540	1,426,572
Apogee Enterprises, Inc.	32,008	1,907,997
Gibraltar Industries, Inc.*	35,208	1,450,570
Griffon Corp.	34,779	857,302
Insteel Industries, Inc.	19,600	708,344
Patrick Industries, Inc.*	17,800	1,262,020
PGT Innovations, Inc.*	54,600	586,950
Quanex Building Products Corp.	38,328	776,142
Simpson Manufacturing Co., Inc.	45,153	1,945,643
Trex Co., Inc.*	32,760	2,273,216
Universal Forest Products, Inc.	22,714	2,238,237

		16,989,065

Capital Markets — 1.8%
Donnelley Financial Solutions, Inc.*	29,037	560,124
Evercore Partners, Inc. (Class A Stock)	43,710	3,405,009
Financial Engines, Inc.(a)	63,830	2,779,796
Greenhill & Co., Inc.(a)	30,650	898,045
Interactive Brokers Group, Inc. (Class A Stock)(a)	75,750	2,630,040
INTL. FCStone, Inc.*	16,800	637,728
Investment Technology Group, Inc.	35,036	709,479
Piper Jaffray Cos.(a)	15,915	1,016,173
Virtus Investment Partners, Inc.(a)	7,310	774,129
WisdomTree Investments, Inc.	127,900	1,161,332

		14,571,855

Chemicals — 2.9%
A Schulman, Inc.	32,836	1,032,692
AdvanSix, Inc.*	34,000	928,880
American Vanguard Corp.	28,798	478,047
Balchem Corp.	35,413	2,918,739
Calgon Carbon Corp.	56,444	824,082
Flotek Industries, Inc.*(a)	60,350	771,877
FutureFuel Corp.	25,300	358,754
Hawkins, Inc.	10,900	534,100
HB Fuller Co.	55,988	2,886,741
Ingevity Corp.*	46,920	2,855,082
Innophos Holdings, Inc.	21,730	1,172,768
Innospec, Inc.	26,820	1,736,595
Koppers Holdings, Inc.*	23,080	977,438
Kraton Corp.*	34,390	1,063,339
LSB Industries, Inc.*(a)	22,750	213,395
Quaker Chemical Corp.	14,848	1,954,888
Rayonier Advanced Materials, Inc.(a)	48,220	648,559
Stepan Co.	21,690	1,709,389
Tredegar Corp.	28,335	497,279

		23,562,644

Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	61,933	2,700,279
Brady Corp. (Class A Stock)	53,062	2,050,846
Brink’s Co. (The)	50,220	2,684,259
Essendant, Inc.	41,752	632,543
Healthcare Services Group, Inc.(a)	81,156	3,497,012
Interface, Inc.	71,562	1,363,256
LSC Communications, Inc.	36,167	909,962
Matthews International Corp. (Class A Stock)	35,970	2,433,370
Mobile Mini, Inc.	49,337	1,504,779
Multi-Color Corp.	14,800	1,050,800
RR Donnelley & Sons Co.	77,833	942,558
Team, Inc.*(a)	32,860	888,863
Tetra Tech, Inc.	63,868	2,609,008
UniFirst Corp.	17,230	2,437,183
US Ecology, Inc.	24,300	1,138,455
Viad Corp.	22,677	1,025,000

		27,868,173

Communications Equipment — 1.6%
ADTRAN, Inc.	54,060	1,121,745
Bel Fuse, Inc. (Class B Stock)	9,522	243,287
Black Box Corp.	16,493	147,612
CalAmp Corp.*(a)	39,450	662,366
Comtech Telecommunications Corp.	26,209	386,321
Digi International, Inc.*	29,414	350,027

Harmonic, Inc.*(a)	88,424	526,123
Ixia*	71,110	1,397,311
Lumentum Holdings, Inc.*(a)	61,850	3,299,697
NETGEAR, Inc.*	36,716	1,819,278
Viavi Solutions, Inc.*	256,690	2,751,717

		12,705,484

Construction & Engineering — 0.4%
Aegion Corp.*	37,657	862,722
Comfort Systems USA, Inc.	41,484	1,520,389
MYR Group, Inc.*	18,020	738,820
Orion Group Holdings, Inc.*	30,850	230,449

		3,352,380

Construction Materials — 0.4%
Headwaters, Inc.*	83,448	1,959,359
U.S. Concrete, Inc.*(a)	16,300	1,052,165

		3,011,524

Consumer Finance — 1.0%
Encore Capital Group, Inc.*(a)	26,190	806,652
Enova International, Inc.*	25,889	384,452
EZCORP, Inc. (Class A Stock)*	54,321	442,716
FirstCash, Inc.	53,831	2,645,794
Green Dot Corp. (Class A Stock)*	49,650	1,656,324
PRA Group, Inc.*(a)	51,657	1,712,429
World Acceptance Corp.*(a)	6,652	344,441

		7,992,808

Containers & Packaging — 0.0%
Myers Industries, Inc.	24,320	385,472

Distributors — 0.2%
Core-Mark Holding Co., Inc.	51,590	1,609,092

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	18,033	412,956
Capella Education Co.	12,886	1,095,632
Career Education Corp.*	71,780	624,486
Regis Corp.*	39,200	459,424
Strayer Education, Inc.(a)	11,650	937,708

		3,530,206

Diversified Telecommunication Services — 0.9%
ATN International, Inc.	12,000	845,040
Cincinnati Bell, Inc.*	46,780	828,006
Cogent Communications Holdings, Inc.	45,620	1,963,941
Consolidated Communications Holdings, Inc.(a)	56,390	1,320,654
General Communication, Inc. (Class A Stock)*	29,484	613,267
Iridium Communications, Inc.*(a)	89,790	866,473
Lumos Networks Corp.*	26,271	464,997

		6,902,378

Electric Utilities — 0.7%
ALLETE, Inc.	55,777	3,776,661
El Paso Electric Co.	45,218	2,283,509

		6,060,170

Electrical Equipment — 0.5%
AZZ, Inc.	28,942	1,722,049

Encore Wire Corp.	23,141	1,064,486
General Cable Corp.	55,250	991,737
Powell Industries, Inc.	9,522	327,938
Vicor Corp.*	17,781	286,274

		4,392,484

Electronic Equipment, Instruments & Components — 3.9%
Agilysys, Inc.*	16,532	156,227
Anixter International, Inc.*	31,744	2,517,299
Badger Meter, Inc.(a)	32,414	1,191,215
Benchmark Electronics, Inc.*	55,320	1,759,176
CTS Corp.	36,504	777,535
Daktronics, Inc.	44,658	422,018
Electro Scientific Industries, Inc.*	36,391	253,645
ePlus, Inc.*	7,430	1,003,422
Fabrinet (Thailand)*	41,180	1,730,795
FARO Technologies, Inc.*	18,784	671,528
II-VI, Inc.*	60,662	2,186,865
Insight Enterprises, Inc.*	39,535	1,624,493
Itron, Inc.*	37,180	2,256,826
Methode Electronics, Inc.	40,996	1,869,418
MTS Systems Corp.(a)	18,635	1,025,857
OSI Systems, Inc.*	20,300	1,481,697
Park Electrochemical Corp.	21,194	378,525
Plexus Corp.*	37,580	2,172,124
Rogers Corp.*	20,131	1,728,649
Sanmina Corp.*	82,790	3,361,274
ScanSource, Inc.*	28,153	1,105,005
TTM Technologies, Inc.*(a)	93,999	1,516,204

		31,189,797

Energy Equipment & Services — 1.8%
Archrock, Inc.	78,600	974,640
Atwood Oceanics, Inc.*(a)	83,400	794,802
Bristow Group, Inc.(a)	35,555	540,792
CARBO Ceramics, Inc.*(a)	23,550	307,092
Era Group, Inc.*	21,621	286,694
Exterran Corp.*	35,150	1,105,467
Geospace Technologies Corp.*	14,960	242,801
Gulf Island Fabrication, Inc.	15,227	175,872
Helix Energy Solutions Group, Inc.*	153,060	1,189,276
Hornbeck Offshore Services, Inc.*(a)	36,165	160,211
Matrix Service Co.*	29,613	488,615
Newpark Resources, Inc.*	94,450	765,045
Pioneer Energy Services Corp.*	86,097	344,388
SEACOR Holdings, Inc.*(a)	17,991	1,244,797
Tesco Corp.*	52,050	419,003
TETRA Technologies, Inc.*	128,841	524,383
Tidewater, Inc.*(a)	51,400	59,110
U.S. Silica Holdings, Inc.	81,300	3,901,587
Unit Corp.*	57,570	1,390,891

		14,915,466

Equity Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	94,415	2,838,115
Agree Realty Corp.	29,200	1,400,432
American Assets Trust, Inc.(a)	45,530	1,904,975
CareTrust REIT, Inc.	73,805	1,241,400
Cedar Realty Trust, Inc.	84,716	425,274
Chesapeake Lodging Trust	66,950	1,604,122

CoreSite Realty Corp.(a)	37,850	3,408,393
DiamondRock Hospitality Co.(a)	223,140	2,488,011
EastGroup Properties, Inc.	37,133	2,730,390
Four Corners Property Trust, Inc.	66,709	1,522,967
Franklin Street Properties Corp.	119,502	1,450,754
Getty Realty Corp.	30,064	759,717
Government Properties Income Trust(a)	79,250	1,658,703
Hersha Hospitality Trust(a)	46,400	871,856
Kite Realty Group Trust	93,122	2,002,123
Lexington Realty Trust	241,086	2,406,038
LTC Properties, Inc.(a)	44,146	2,114,594
Parkway, Inc.	47,600	946,764
Pennsylvania Real Estate Investment Trust(a)	77,422	1,172,169
PS Business Parks, Inc.	21,832	2,505,440
Retail Opportunity Investments Corp.(a)	121,810	2,561,664
Sabra Health Care REIT, Inc.(a)	72,750	2,031,908
Saul Centers, Inc.(a)	13,220	814,616
Summit Hotel Properties, Inc.	104,200	1,665,116
Universal Health Realty Income Trust	14,030	904,935
Urstadt Biddle Properties, Inc. (Class A Stock)	32,990	678,274

		44,108,750

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	29,224	1,107,589
SpartanNash Co.	41,826	1,463,492
SUPERVALU, Inc.*	298,300	1,151,438

		3,722,519

Food Products — 1.7%
B&G Foods, Inc.(a)	74,080	2,981,720
Cal-Maine Foods, Inc.(a)	33,160	1,220,288
Calavo Growers, Inc.(a)	17,130	1,038,078
Darling Ingredients, Inc.*	183,580	2,665,582
J&J Snack Foods Corp.	16,708	2,264,936
John B. Sanfilippo & Son, Inc.*	9,650	706,284
Sanderson Farms, Inc.(a)	22,305	2,316,151
Seneca Foods Corp. (Class A Stock)*	6,920	249,812

		13,442,851

Gas Utilities — 1.0%
Northwest Natural Gas Co.	31,905	1,885,585
South Jersey Industries, Inc.	88,584	3,158,020
Spire, Inc.	51,004	3,442,770

		8,486,375

Health Care Equipment & Supplies — 3.9%
Abaxis, Inc.	25,132	1,218,902
Analogic Corp.	13,873	1,052,961
AngioDynamics, Inc.*	35,600	617,660
Anika Therapeutics, Inc.*	16,450	714,588
Cantel Medical Corp.(a)	40,482	3,242,608
CONMED Corp.	27,629	1,227,004
CryoLife, Inc.*	30,103	501,215
Haemonetics Corp.*	57,984	2,352,411
ICU Medical, Inc.*	16,592	2,533,598
Inogen, Inc.*	18,100	1,403,836
Integer Holdings Corp.*	30,744	1,235,909
Integra LifeSciences Holdings Corp.*(a)	66,634	2,807,290
Invacare Corp.(a)	35,302	420,094
Meridian Bioscience, Inc.(a)	47,025	648,945

Merit Medical Systems, Inc.*	54,758	1,582,506
Natus Medical, Inc.*	36,615	1,437,139
Neogen Corp.*	42,330	2,774,731
OraSure Technologies, Inc.*	62,100	802,953
Orthofix International NV*	19,900	759,185
Surmodics, Inc.*	14,792	355,748
Varex Imaging Corp.*(a)	41,650	1,399,440
Zeltiq Aesthetics, Inc.*	40,480	2,251,093

		31,339,816

Health Care Providers & Services — 3.2%
Aceto Corp.	33,550	530,426
Adeptus Health, Inc. (Class A Stock)*(a)	16,300	29,340
Air Methods Corp.*(a)	36,936	1,588,248
Almost Family, Inc.*	13,252	644,047
Amedisys, Inc.*(a)	31,079	1,587,826
AMN Healthcare Services, Inc.*(a)	53,169	2,158,661
BioTelemetry, Inc.*	31,600	914,820
Chemed Corp.(a)	18,211	3,326,968
Community Health Systems, Inc.*(a)	126,860	1,125,248
CorVel Corp.*	10,910	474,585
Cross Country Healthcare, Inc.*	36,763	527,917
Diplomat Pharmacy, Inc.*(a)	48,340	771,023
Ensign Group, Inc. (The)(a)	53,280	1,001,664
HealthEquity, Inc.*	48,970	2,078,776
Kindred Healthcare, Inc.	94,878	792,231
Landauer, Inc.	10,868	529,815
LHC Group, Inc.*	16,658	897,866
Magellan Health, Inc.*	26,311	1,816,775
PharMerica Corp.*	34,325	803,205
Providence Service Corp. (The)*	13,700	608,828
Quorum Health Corp.*	32,200	175,168
Select Medical Holdings Corp.*	119,760	1,598,796
Tivity Health, Inc.*(a)	37,326	1,086,187
US Physical Therapy, Inc.	14,040	916,812

		25,985,232

Health Care Technology — 1.1%
Computer Programs & Systems, Inc.(a)	11,886	332,808
HealthStream, Inc.*(a)	28,300	685,709
HMS Holdings Corp.*	93,100	1,892,723
Medidata Solutions, Inc.*	61,100	3,524,859
Omnicell, Inc.*	41,172	1,673,642
Quality Systems, Inc.*	51,484	784,616

		8,894,357

Hotels, Restaurants & Leisure — 3.1%
Belmond Ltd. (United Kingdom) (Class A Stock)*	94,150	1,139,215
Biglari Holdings, Inc.*	1,216	525,288
BJ’s Restaurants, Inc.*	20,372	823,029
Bob Evans Farms, Inc.	22,090	1,432,978
Boyd Gaming Corp.*	91,950	2,023,819
Chuy’s Holdings, Inc.*(a)	18,750	558,750
Dave & Buster’s Entertainment, Inc.*(a)	41,720	2,548,675
DineEquity, Inc.	18,665	1,015,749
El Pollo Loco Holdings, Inc.*	23,950	286,203
Fiesta Restaurant Group, Inc.*	30,000	726,000
ILG, Inc.	117,966	2,472,567
Marcus Corp. (The)	21,258	682,382
Marriott Vacations Worldwide Corp.(a)	27,220	2,720,095

Monarch Casino & Resort, Inc.*	12,231	361,304
Penn National Gaming, Inc.*	92,150	1,698,324
Red Robin Gourmet Burgers, Inc.*(a)	14,363	839,517
Ruby Tuesday, Inc.*	67,484	189,630
Ruth’s Hospitality Group, Inc.	33,098	663,615
Scientific Games Corp. (Class A Stock)*(a)	56,950	1,346,867
Shake Shack, Inc. (Class A Stock)*(a)	19,990	667,666
Sonic Corp.(a)	48,974	1,241,981
Wingstop, Inc.(a)	32,100	907,788

		24,871,442

Household Durables — 1.8%
Cavco Industries, Inc.*	9,500	1,105,800
Ethan Allen Interiors, Inc.(a)	28,389	870,123
Installed Building Products, Inc.*	22,300	1,176,325
iRobot Corp.*(a)	30,400	2,010,656
La-Z-Boy, Inc.	54,421	1,469,367
LGI Homes, Inc.*(a)	18,980	643,612
M/I Homes, Inc.*	27,520	674,240
MDC Holdings, Inc.(a)	45,990	1,381,999
Meritage Homes Corp.*	42,037	1,546,962
TopBuild Corp.*	42,050	1,976,350
Universal Electronics, Inc.*	16,294	1,116,139
William Lyon Homes (Class A Stock)*(a)	26,000	536,120

		14,507,693

Household Products — 0.4%
Central Garden & Pet Co.*(a)	11,400	422,598
Central Garden & Pet Co. (Class A Stock)*	37,708	1,309,222
WD-40 Co.(a)	15,759	1,716,943

		3,448,763

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	40,230	1,168,682

Insurance — 3.1%
American Equity Investment Life Holding Co.	98,390	2,324,956
AMERISAFE, Inc.	21,414	1,389,769
eHealth, Inc.*	18,591	223,836
Employers Holdings, Inc.	35,815	1,359,179
HCI Group, Inc.	9,680	441,214
Horace Mann Educators Corp.	44,970	1,846,018
Infinity Property & Casualty Corp.	12,339	1,178,375
Maiden Holdings Ltd.	81,700	1,143,800
Navigators Group, Inc. (The)	24,686	1,340,450
ProAssurance Corp.	59,286	3,571,981
RLI Corp.(a)	42,620	2,558,052
Safety Insurance Group, Inc.	15,960	1,118,796
Selective Insurance Group, Inc.	64,887	3,059,422
Stewart Information Services Corp.(a)	26,052	1,150,977
United Fire Group, Inc.	24,151	1,032,938
United Insurance Holdings Corp.(a)	19,750	315,013
Universal Insurance Holdings, Inc.(a)	36,340	890,330

		24,945,106

Internet & Direct Marketing Retail — 0.6%
FTD Cos., Inc.*	19,076	384,191
Nutrisystem, Inc.	33,328	1,849,704
PetMed Express, Inc.(a)	22,831	459,816

Shutterfly, Inc.*	37,500	1,810,875

		4,504,586

Internet Software & Services — 1.0%
Blucora, Inc.*	43,012	744,108
DHI Group, Inc.*	55,270	218,317
Liquidity Services, Inc.*	27,250	218,000
LivePerson, Inc.*	59,400	406,890
NIC, Inc.	69,150	1,396,830
QuinStreet, Inc.*	39,200	152,880
Shutterstock, Inc.*(a)	21,200	876,620
SPS Commerce, Inc., Common Stock*	19,200	1,123,008
Stamps.com, Inc.*(a)	17,510	2,072,308
XO Group, Inc.*	27,545	474,049

		7,683,010

IT Services — 1.7%
CACI International, Inc. (Class A Stock)*	27,204	3,191,029
Cardtronics PLC (Class A Stock)*(a)	50,810	2,375,368
CSG Systems International, Inc.	36,624	1,384,753
ExlService Holdings, Inc.*	37,350	1,768,896
Forrester Research, Inc.	11,182	444,485
ManTech International Corp. (Class A Stock)	28,400	983,492
Perficient, Inc.*	39,414	684,227
Sykes Enterprises, Inc.*	43,960	1,292,424
TeleTech Holdings, Inc.	17,747	525,311
Virtusa Corp.*(a)	30,700	927,754

		13,577,739

Leisure Products — 0.5%
Callaway Golf Co.	105,390	1,166,667
Nautilus, Inc.*(a)	34,200	624,150
Sturm Ruger & Co., Inc.(a)	20,217	1,082,620
Vista Outdoor, Inc.*	63,550	1,308,495

		4,181,932

Life Sciences Tools & Services — 0.4%
Albany Molecular Research, Inc.*(a)	24,850	348,646
Cambrex Corp.*	36,082	1,986,314
Luminex Corp.*	41,520	762,722

		3,097,682

Machinery — 5.1%
Actuant Corp. (Class A Stock)	65,934	1,737,361
Alamo Group, Inc.	10,560	804,566
Albany International Corp. (Class A Stock)	32,214	1,483,455
Astec Industries, Inc.	21,290	1,309,229
Barnes Group, Inc.	55,816	2,865,593
Briggs & Stratton Corp.	47,676	1,070,326
Chart Industries, Inc.*	34,250	1,196,695
CIRCOR International, Inc.	18,328	1,089,416
EnPro Industries, Inc.	23,858	1,697,735
ESCO Technologies, Inc.	28,681	1,666,366
Federal Signal Corp.	66,550	919,056
Franklin Electric Co., Inc.	42,930	1,848,136
Greenbrier Cos., Inc. (The)(a)	31,630	1,363,253
Harsco Corp.*	89,350	1,139,213
Hillenbrand, Inc.	70,968	2,544,203
John Bean Technologies Corp.	35,097	3,086,781
Lindsay Corp.(a)	11,879	1,046,777

Lydall, Inc.*	19,256	1,032,122
Mueller Industries, Inc.	64,218	2,198,182
Proto Labs, Inc.*(a)	27,200	1,389,920
SPX Corp.*	47,070	1,141,448
SPX FLOW, Inc.*	47,120	1,635,535
Standex International Corp.	14,190	1,421,129
Tennant Co.	19,750	1,434,837
Titan International, Inc.	52,600	543,884
Wabash National Corp.(a)	66,790	1,381,885
Watts Water Technologies, Inc. (Class A Stock)	31,011	1,933,536

		40,980,639

Marine — 0.2%
Matson, Inc.	48,050	1,526,068

Media — 0.7%
EW Scripps Co. (The) (Class A Stock)*(a)	62,411	1,462,914
Gannett Co., Inc.	126,590	1,060,824
New Media Investment Group, Inc.	59,570	846,490
Scholastic Corp.	30,020	1,277,951
World Wrestling Entertainment, Inc.(a)	42,900	953,238

		5,601,417

Metals & Mining — 1.2%
AK Steel Holding Corp.*(a)	350,840	2,522,540
Century Aluminum Co.*	55,413	703,191
Haynes International, Inc.	14,110	537,873
Kaiser Aluminum Corp.	19,460	1,554,854
Materion Corp.	22,378	750,782
Olympic Steel, Inc.	10,138	188,161
Stillwater Mining Co.*	135,100	2,333,177
SunCoke Energy, Inc.*	71,500	640,640
TimkenSteel Corp.*(a)	43,310	818,992

		10,050,210

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Capstead Mortgage Corp.(a)	106,960	1,127,358

Multi-Utilities — 0.3%
Avista Corp.	71,683	2,799,221

Multiline Retail — 0.3%
Fred’s, Inc. (Class A Stock)(a)	39,166	513,075
Ollie’s Bargain Outlet Holdings, Inc.*(a)	53,350	1,787,225
Tuesday Morning Corp.*	50,182	188,182

		2,488,482

Oil, Gas & Consumable Fuels — 1.4%
Bill Barrett Corp.*(a)	84,380	383,929
Carrizo Oil & Gas, Inc.*(a)	68,220	1,955,185
Cloud Peak Energy, Inc.*(a)	83,550	382,659
Contango Oil & Gas Co.*	25,300	185,196
Denbury Resources, Inc.*(a)	443,750	1,144,875
Green Plains, Inc.(a)	39,550	978,862
Northern Oil & Gas, Inc.*(a)	48,600	126,360
PDC Energy, Inc.*(a)	62,306	3,884,779
REX American Resources Corp.*(a)	6,420	580,946
SRC Energy, Inc.*(a)	223,670	1,887,775

		11,510,566

Paper & Forest Products — 1.1%
Boise Cascade Co.*	42,740	1,141,158
Clearwater Paper Corp.*	18,350	1,027,600
Deltic Timber Corp.(a)	11,811	922,675
KapStone Paper & Packaging Corp.	98,030	2,264,493
Neenah Paper, Inc.	18,788	1,403,464
P.H. Glatfelter Co.	48,510	1,054,608
Schweitzer-Mauduit International, Inc.	34,246	1,418,469

		9,232,467

Personal Products — 0.2%
Inter Parfums, Inc.	19,200	701,760
Medifast, Inc.	12,600	559,062

		1,260,822

Pharmaceuticals — 2.1%
Amphastar Pharmaceuticals, Inc.*	40,000	580,000
ANI Pharmaceuticals, Inc.*(a)	8,870	439,154
Depomed, Inc.*	69,170	868,084
Heska Corp.*	6,700	703,366
Impax Laboratories, Inc.*	82,170	1,039,450
Innoviva, Inc.*(a)	86,400	1,194,912
Lannett Co., Inc.*(a)	32,700	730,845
Medicines Co. (The)*(a)	79,590	3,891,951
Nektar Therapeutics*	171,430	4,023,462
Phibro Animal Health Corp. (Class A Stock)	20,650	580,265
SciClone Pharmaceuticals, Inc.*	57,340	561,932
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	27,550	303,050
Supernus Pharmaceuticals, Inc.*(a)	55,860	1,748,418

		16,664,889

Professional Services — 1.9%
CDI Corp.*	14,988	128,147
Exponent, Inc.	28,540	1,699,557
Heidrick & Struggles International, Inc.	20,864	549,767
Insperity, Inc.	20,879	1,850,923
Kelly Services, Inc. (Class A Stock)	32,639	713,489
Korn/Ferry International	63,920	2,012,841
Navigant Consulting, Inc.*	52,150	1,192,149
On Assignment, Inc.*	53,996	2,620,426
Resources Connection, Inc.	33,100	554,425
TrueBlue, Inc.*	47,078	1,287,583
WageWorks, Inc.*	41,210	2,979,483

		15,588,790

Real Estate Management & Development — 0.3%
Forestar Group, Inc.*	36,456	497,624
HFF, Inc. (Class A Stock)	39,200	1,084,664
RE/MAX Holdings, Inc.	19,700	1,171,165

		2,753,453

Road & Rail — 0.8%
ArcBest Corp.	26,645	692,770
Celadon Group, Inc.(a)	31,500	206,325
Heartland Express, Inc.(a)	48,098	964,365
Knight Transportation, Inc.(a)	74,298	2,329,242
Marten Transport Ltd.	26,000	609,700
Roadrunner Transportation Systems, Inc.*	33,750	231,863
Saia, Inc.*	28,350	1,255,905

		6,290,170

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc.*	44,307	3,037,688
Brooks Automation, Inc.	77,485	1,735,664
Cabot Microelectronics Corp.	27,891	2,136,729
CEVA, Inc.*	23,700	841,350
Cohu, Inc.	27,797	513,133
Diodes, Inc.*	42,520	1,022,606
DSP Group, Inc.*	24,078	288,936
Exar Corp.*	47,423	616,973
Kopin Corp.*	67,706	277,595
Kulicke & Soffa Industries, Inc. (Singapore)*	79,082	1,606,946
MKS Instruments, Inc.(a)	60,005	4,125,344
Nanometrics, Inc.*	28,050	854,403
Power Integrations, Inc.	32,780	2,155,285
Rambus, Inc.*	123,900	1,628,046
Rudolph Technologies, Inc.*	34,674	776,697
Semtech Corp.*	73,170	2,473,146
Ultratech, Inc.*	26,511	785,256
Veeco Instruments, Inc.*	45,262	1,351,071
Xperi Corp.	54,667	1,855,945

		28,082,813

Software — 2.2%
8x8, Inc.*	101,350	1,545,587
Blackbaud, Inc.(a)	53,013	4,064,507
Bottomline Technologies (de), Inc.*(a)	42,110	995,902
Ebix, Inc.(a)	24,247	1,485,129
MicroStrategy, Inc. (Class A Stock)*	10,520	1,975,656
Monotype Imaging Holdings, Inc.	46,000	924,600
Progress Software Corp.	54,297	1,577,328
Qualys, Inc.*	32,810	1,243,499
Synchronoss Technologies, Inc.*(a)	47,670	1,163,148
TiVo Corp.	134,750	2,526,562
VASCO Data Security International, Inc.*	33,600	453,600

		17,955,518

Specialty Retail — 4.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	75,400	899,522
Asbury Automotive Group, Inc.*	21,040	1,264,504
Ascena Retail Group, Inc.*(a)	188,850	804,501
Barnes & Noble Education, Inc.*	42,926	411,660
Barnes & Noble, Inc.(a)	61,560	569,430
Big 5 Sporting Goods Corp.(a)	19,837	299,539
Buckle, Inc. (The)(a)	31,259	581,417
Caleres, Inc.	47,854	1,264,303
Cato Corp. (The) (Class A Stock)	27,953	613,848
Children’s Place, Inc. (The)(a)	20,095	2,412,405
DSW, Inc. (Class A Stock)	74,950	1,549,966
Express, Inc.*	87,380	796,032
Finish Line, Inc. (The) (Class A Stock)	45,176	642,854
Five Below, Inc.*(a)	61,180	2,649,706
Francesca’s Holdings Corp.*	42,100	646,235
Genesco, Inc.*(a)	22,132	1,227,219
Group 1 Automotive, Inc.(a)	22,214	1,645,613
Guess?, Inc.(a)	68,610	765,002
Haverty Furniture Cos., Inc.	21,511	523,793
Hibbett Sports, Inc.*(a)	24,496	722,632
Kirkland’s, Inc.*	16,300	202,120
Lithia Motors, Inc. (Class A Stock)(a)	26,690	2,285,998
Lumber Liquidators Holdings, Inc.*(a)	31,322	657,449

MarineMax, Inc.*	26,942	583,294
Monro Muffler Brake, Inc.(a)	36,292	1,890,813
Rent-A-Center, Inc.(a)	59,250	525,548
RH*(a)	42,650	1,972,989
Select Comfort Corp.*(a)	47,850	1,186,201
Shoe Carnival, Inc.	14,760	362,653
Sonic Automotive, Inc. (Class A Stock)	29,297	587,405
Stein Mart, Inc.	34,483	103,794
Tailored Brands, Inc.(a)	54,287	811,048
Tile Shop Holdings, Inc.(a)	36,750	707,438
Vitamin Shoppe, Inc.*(a)	26,500	533,975
Zumiez, Inc.*(a)	19,400	355,020

		33,055,926

Technology Hardware, Storage & Peripherals — 0.6%
Cray, Inc.*	45,330	992,727
Electronics For Imaging, Inc.*	51,770	2,527,929
Super Micro Computer, Inc.*	41,980	1,064,193

		4,584,849

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	82,093	580,397
Fossil Group, Inc.*(a)	46,600	813,170
G-III Apparel Group Ltd.*(a)	48,600	1,063,854
Iconix Brand Group, Inc.*(a)	62,531	470,233
Movado Group, Inc.(a)	17,067	425,822
Oxford Industries, Inc.(a)	16,616	951,432
Perry Ellis International, Inc.*	13,449	288,885
Steven Madden Ltd.*	60,070	2,315,698
Unifi, Inc.*	17,130	486,321
Vera Bradley, Inc.*	20,950	195,044
Wolverine World Wide, Inc.	107,774	2,691,117

		10,281,973

Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	101,550	2,082,791
Bank Mutual Corp.	46,835	440,249
BofI Holding, Inc.*(a)	64,240	1,678,591
Dime Community Bancshares, Inc.	34,621	702,806
HomeStreet, Inc.*	28,200	788,190
LendingTree, Inc.*	8,100	1,015,335
Northfield Bancorp, Inc.	50,300	906,406
Northwest Bancshares, Inc.(a)	113,460	1,910,666
Oritani Financial Corp.(a)	42,700	725,900
Provident Financial Services, Inc.	67,360	1,741,256
TrustCo Bank Corp. NY	106,845	838,733
Walker & Dunlop, Inc.*	30,920	1,289,055

		14,119,978

Tobacco — 0.2%
Universal Corp.(a)	28,200	1,995,150

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	43,458	2,687,878
DXP Enterprises, Inc.*	17,400	658,938
Kaman Corp.(a)	30,202	1,453,622
Veritiv Corp.*	12,830	664,594

		5,465,032

Water Utilities — 0.5%
American States Water Co.	40,782	1,806,643
California Water Service Group	53,460	1,916,541

		3,723,184

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	22,880	434,720

TOTAL COMMON STOCKS (cost $515,775,389)		794,240,500

EXCHANGE TRADED FUND — 0.7%
iShares Core S&P Small-Cap ETF(a) (cost $3,254,349)	80,100	5,539,716

TOTAL LONG-TERM INVESTMENTS (cost $519,029,738)		799,780,216

SHORT-TERM INVESTMENTS — 25.2%
AFFILIATED MUTUAL FUNDS — 25.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	6,320,927	6,320,927
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $196,463,746; includes $196,313,731 of cash collateral for securities on loan)(b)(c)	196,451,450	196,490,740

TOTAL AFFILIATED MUTUAL FUNDS (cost $202,784,673)		202,811,667

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.700%, 06/15/17 (cost $599,072)(d)(e)	600	599,123

TOTAL SHORT-TERM INVESTMENTS (cost $203,383,745)		203,410,790

TOTAL INVESTMENTS — 124.2% (cost $722,413,483)		1,003,191,006
Liabilities in excess of other assets(f) — (24.2)%		(195,763,004)

NET ASSETS — 100.0%		$807,428,002

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,712,301; cash collateral of $196,313,731 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
105	Russell 2000 Mini Index	Jun. 2017	$7,198,669	$7,268,100	$69,431

A U.S. Treasury Obligation with a market value of $599,123 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,524,930	$—	$—
Air Freight & Logistics	5,543,811	—	—
Airlines	7,094,759	—	—
Auto Components	14,424,335	—	—
Automobiles	863,782	—	—
Banks	74,551,189	—	—
Beverages	1,071,304	—	—
Biotechnology	12,587,162	—	—
Building Products	16,989,065	—	—
Capital Markets	14,571,855	—	—
Chemicals	23,562,644	—	—
Commercial Services & Supplies	27,868,173	—	—
Communications Equipment	12,705,484	—	—
Construction & Engineering	3,352,380	—	—
Construction Materials	3,011,524	—	—
Consumer Finance	7,992,808	—	—
Containers & Packaging	385,472	—	—
Distributors	1,609,092	—	—
Diversified Consumer Services	3,530,206	—	—
Diversified Telecommunication Services	6,902,378	—	—
Electric Utilities	6,060,170	—	—
Electrical Equipment	4,392,484	—	—
Electronic Equipment, Instruments & Components	31,189,797	—	—
Energy Equipment & Services	14,915,466	—	—
Equity Real Estate Investment Trusts (REITs)	44,108,750	—	—
Food & Staples Retailing	3,722,519	—	—
Food Products	13,442,851	—	—
Gas Utilities	8,486,375	—	—
Health Care Equipment & Supplies	31,339,816	—	—
Health Care Providers & Services	25,985,232	—	—
Health Care Technology	8,894,357	—	—
Hotels, Restaurants & Leisure	24,871,442	—	—
Household Durables	14,507,693	—	—
Household Products	3,448,763	—	—
Industrial Conglomerates	1,168,682	—	—
Insurance	24,945,106	—	—

Internet & Direct Marketing Retail	4,504,586	—	—
Internet Software & Services	7,683,010	—	—
IT Services	13,577,739	—	—
Leisure Products	4,181,932	—	—
Life Sciences Tools & Services	3,097,682	—	—
Machinery	40,980,639	—	—
Marine	1,526,068	—	—
Media	5,601,417	—	—
Metals & Mining	10,050,210	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,127,358	—	—
Multi-Utilities	2,799,221	—	—
Multiline Retail	2,488,482	—	—
Oil, Gas & Consumable Fuels	11,510,566	—	—
Paper & Forest Products	9,232,467	—	—
Personal Products	1,260,822	—	—
Pharmaceuticals	16,664,889	—	—
Professional Services	15,588,790	—	—
Real Estate Management & Development	2,753,453	—	—
Road & Rail	6,290,170	—	—
Semiconductors & Semiconductor Equipment	28,082,813	—	—
Software	17,955,518	—	—
Specialty Retail	33,055,926	—	—
Technology Hardware, Storage & Peripherals	4,584,849	—	—
Textiles, Apparel & Luxury Goods	10,281,973	—	—
Thrifts & Mortgage Finance	14,119,978	—	—
Tobacco	1,995,150	—	—
Trading Companies & Distributors	5,465,032	—	—
Water Utilities	3,723,184	—	—
Wireless Telecommunication Services	434,720	—	—
Exchange Traded Fund	5,539,716	—	—
Affiliated Mutual Funds	202,811,667	—	—
U.S. Treasury Obligation	—	599,123	—
Other Financial Instruments*
Futures Contracts	69,431	—	—

Total	$1,002,661,314	$599,123	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 3/31/17
Equity Contracts	$69,431

SP International Growth Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 94.8%
Argentina — 1.4%
MercadoLibre, Inc.	4,596	$971,916

Australia — 1.8%
BHP Billiton PLC	21,685	334,467
Brambles Ltd.	10,640	75,985
Insurance Australia Group Ltd.	73,114	337,834
Macquarie Group Ltd.	5,432	374,247
Ramsay Health Care Ltd.	1,978	105,590

		1,228,123

Austria — 0.3%
ANDRITZ AG	4,725	236,313

Brazil — 1.1%
Cielo SA	23,200	210,316
Raia Drogasil SA	28,059	528,538

		738,854

Canada — 4.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	6,470	292,302
Brookfield Asset Management, Inc. (Class A Stock)	11,907	434,129
Canadian National Railway Co.	5,858	432,396
Constellation Software, Inc.	724	355,780
First Quantum Minerals Ltd.	12,904	137,108
Home Capital Group, Inc.	6,400	125,271
Peyto Exploration & Development Corp.	7,100	146,020
Suncor Energy, Inc.	19,952	612,581
Toronto-Dominion Bank (The)	7,837	392,542

		2,928,129

China — 8.3%
Alibaba Group Holding Ltd., ADR*	21,494	2,317,699
Baidu, Inc., ADR*	4,336	748,047
China Merchants Bank Co. Ltd. (Class H Stock)	117,500	310,948
NetEase, Inc., ADR	1,104	313,536
Tencent Holdings Ltd.	72,225	2,080,768

		5,770,998

Denmark — 0.3%
Nets A/S, 144A*	11,865	191,293

Finland — 0.5%
Sampo Oyj (Class A Stock)	6,982	331,302

France — 10.7%
Air Liquide SA	1,944	221,964
Arkema SA	5,919	582,673
BNP Paribas SA	8,141	541,737
Dassault Systemes SE	6,708	580,189
Elior Group, 144A	7,460	169,020
Kering	3,012	778,499
LVMH Moet Hennessy Louis Vuitton SE	5,250	1,153,914
Pernod Ricard SA	2,320	274,273
Publicis Groupe SA	2,760	192,704
Schneider Electric SE	3,500	257,141
Sodexo SA	1,945	228,531
SPIE SA	10,520	253,508
TOTAL SA	12,669	640,590

Valeo SA	24,169	1,607,769

		7,482,512

Germany — 7.9%
adidas AG	7,830	1,489,522
Brenntag AG	3,685	206,533
Continental AG	1,260	276,256
CTS Eventim AG & Co. KGaA	3,005	116,245
Deutsche Boerse AG*	2,465	225,884
Fresenius SE & Co. KGaA	10,432	838,276
GEA Group AG	3,160	134,248
Infineon Technologies AG	53,050	1,085,795
Rational AG	267	124,541
SAP SE, ADR	4,860	477,106
Siemens AG	3,886	532,276

		5,506,682

Hong Kong — 2.2%
AIA Group Ltd.	102,500	646,975
Sands China Ltd.	48,800	226,217
Techtronic Industries Co. Ltd.	163,805	663,129

		1,536,321

India — 2.2%
HDFC Bank Ltd., ADR	16,884	1,270,015
Tata Motors Ltd., ADR	8,313	296,358

		1,566,373

Ireland — 1.4%
AerCap Holdings NV*	6,000	275,820
Kingspan Group PLC	10,948	349,736
Ryanair Holdings PLC, ADR*	4,308	357,478

		983,034

Israel — 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	135,069	242,576
Check Point Software Technologies Ltd.*	4,250	436,305

		678,881

Italy — 2.1%
Azimut Holding SpA	11,020	191,367
Brembo SpA	6,620	489,750
Brunello Cucinelli SpA144A(a)	19,017	452,520
Luxottica Group SpA	5,700	314,564

		1,448,201

Japan — 10.3%
Daikin Industries Ltd.	7,100	715,951
FANUC Corp.	2,100	432,330
Fuji Heavy Industries Ltd.	9,500	348,444
Hoya Corp.	5,600	270,540
Kansai Paint Co. Ltd.	15,500	330,791
Kao Corp.	3,900	214,175
Keyence Corp.	4,338	1,740,288
Kose Corp.	1,150	104,513
Mitsubishi UFJ Financial Group, Inc.	56,600	356,533
Nabtesco Corp.	4,600	122,407
Nippon Prologis REIT, Inc.	102	221,104
Nitori Holdings Co. Ltd.	2,500	317,498

ORIX Corp.	20,700	307,241
Park24 Co. Ltd.	3,400	89,332
Santen Pharmaceutical Co. Ltd.	18,000	261,453
Shionogi & Co. Ltd.	12,753	660,192
SMC Corp.	1,150	340,934
Toyota Motor Corp.	6,400	347,378

		7,181,104

Luxembourg — 0.3%
Tenaris SA	12,203	211,019

Netherlands — 4.1%
ASML Holding NV	10,416	1,382,134
Heineken NV	1,855	157,858
Koninklijke Ahold Delhaize NV	14,378	307,256
Koninklijke Philips NV	10,045	322,689
NXP Semiconductors NV*	2,700	279,450
Royal Dutch Shell PLC (Class A Stock)	15,415	405,854

		2,855,241

Norway — 0.1%
Statoil ASA	5,265	90,498

South Africa — 0.3%
Bid Corp. Ltd.	9,930	191,546

Spain — 2.7%
Amadeus IT Group SA (Class A Stock)	6,218	315,058
Banco Bilbao Vizcaya Argentaria SA	16,854	130,832
Industria de Diseno Textil SA	40,205	1,415,887

		1,861,777

Sweden — 3.3%
Atlas Copco AB (Class A Stock)	32,631	1,150,213
Hexagon AB (Class B Stock)	20,506	823,003
Nordea Bank AB	26,995	307,981

		2,281,197

Switzerland — 6.8%
Cie Financiere Richemont SA	2,285	180,657
Geberit AG	773	333,094
Givaudan SA	361	650,179
Julius Baer Group Ltd.*	4,775	238,540
Lonza Group AG	1,513	285,989
Novartis AG	4,195	311,511
Partners Group Holding AG	1,082	581,481
Roche Holding AG	1,740	444,977
SGS SA	175	373,208
Sonova Holding AG	1,880	260,784
Straumann Holding AG	878	406,951
UBS Group AG	15,855	253,436
Wolseley PLC	6,908	434,937

		4,755,744

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	432,674

Thailand — 0.8%
CP ALL PCL	328,897	564,712

United Kingdom — 12.4%
Ashtead Group PLC	29,765	616,113
ASOS PLC*	5,643	426,743
BAE Systems PLC	54,625	439,632
Barclays PLC	98,334	277,575
Bunzl PLC	11,678	339,426
Compass Group PLC	35,606	672,247
DCC PLC	2,765	243,409
Experian PLC	19,984	407,698
Howden Joinery Group PLC	44,455	241,503
Johnson Matthey PLC	7,620	293,994
Lloyds Banking Group PLC	400,420	333,021
Micro Focus International PLC	7,043	200,896
Prudential PLC	10,181	215,056
RELX PLC	36,704	718,595
Spectris PLC	7,811	244,213
St. James’s Place PLC	88,193	1,173,929
TalkTalk Telecom Group PLC	71,135	168,555
Travis Perkins PLC	12,264	232,660
Unilever NV, CVA	4,400	218,457
Worldpay Group PLC, 144A(a)	166,108	614,137
Worldpay Group PLC	52,960	195,805
WPP PLC	17,862	391,518

		8,665,182

United States — 7.7%
Albemarle Corp.	7,078	747,720
Aon PLC	3,460	410,667
Broadcom Ltd.	4,251	930,799
JPMorgan Chase & Co.	10,097	886,920
Mobileye NV*	1,250	76,750
Nielsen Holdings PLC	5,820	240,424
Samsonite International SA	66,500	242,253
Schlumberger Ltd.	4,947	386,361
Sensata Technologies Holding NV*	5,000	218,350
Shire PLC	12,406	722,860
TE Connectivity Ltd.	2,910	216,941
Yum China Holdings, Inc.*	10,421	283,451

		5,363,496

TOTAL COMMON STOCKS (cost $54,346,452)		66,053,122

	Units
PARTICIPATORY NOTE† — 1.0%
India
Maruti Suzuki India Ltd., Private Placement, expiring 07/26/17, 144A(a) (cost $491,524)	7,396	686,448

	Shares
PREFERRED STOCKS — 1.7%
Brazil — 0.5%
Itau Unibanco Holding SA (PRFC)	29,781	361,489

Germany — 1.2%
Henkel AG & Co. KGaA (PRFC)	2,610	334,538

Sartorius AG (PRFC)	6,027	528,603

		863,141

TOTAL PREFERRED STOCKS (cost $1,111,937)		1,224,630

TOTAL LONG-TERM INVESTMENTS (cost $55,949,913)		67,964,200

SHORT-TERM INVESTMENTS — 1.5%
AFFILIATED MUTUAL FUND — 0.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b) (cost $667,007)	667,007	667,007

UNAFFILIATED FUND — 0.6%
Blackrock Liquidity Funds FedFund Portfolio (cost $391,857)	391,857	391,857

TOTAL SHORT-TERM INVESTMENTS (cost $1,058,864)		1,058,864

TOTAL INVESTMENTS — 99.0% (cost $57,008,777)		69,023,064
Other assets in excess of liabilities — 1.0%		677,643

NET ASSETS — 100.0%		$69,700,707

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
†	Participatory note represents 1.0% of net assets, of which the portfolio attributed 1.0% to Goldman Sachs & Co., as counterparty to the securities.
(a)	Indicates a security or securities that has been deemed illiquid; the aggregate value of $1,753,105 is approximately 2.5% of net assets.
(b)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$971,916	$—	$—
Australia	—	1,228,123	—
Austria	—	236,313	—
Brazil	738,854	—	—
Canada	2,928,129	—	—
China	3,379,282	2,391,716	—

Denmark	—	191,293	—
Finland	—	331,302	—
France	—	7,482,512	—
Germany	477,106	5,029,576	—
Hong Kong	—	1,536,321	—
India	1,566,373	—	—
Ireland	633,298	349,736	—
Israel	436,305	242,576	—
Italy	—	1,448,201	—
Japan	—	7,181,104	—
Luxembourg	—	211,019	—
Netherlands	279,450	2,575,791	—
Norway	—	90,498	—
South Africa	—	191,546	—
Spain	—	1,861,777	—
Sweden	—	2,281,197	—
Switzerland	—	4,755,744	—
Taiwan	—	432,674	—
Thailand	564,712	—	—
United Kingdom	—	8,665,182	—
United States	4,398,383	965,113	—
Participatory Note
India	—	686,448	—
Preferred Stocks
Brazil	361,489	—	—
Germany	—	863,141	—
Affiliated Mutual Fund	667,007	—	—
Unaffiliated Fund	391,857	—	—

Total	$17,794,161	$51,228,903	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2017 were as follows:

Internet Software & Services	9.3%
Banks	7.4
Textiles, Apparel & Luxury Goods	6.7
Semiconductors & Semiconductor Equipment	5.8
Insurance	4.5
Electronic Equipment, Instruments & Components	4.4
Chemicals	4.0
Machinery	3.7
Auto Components	3.4
Trading Companies & Distributors	3.3
Capital Markets	3.2
Software	3.0
Oil, Gas & Consumable Fuels	2.7
Food & Staples Retailing	2.7
Specialty Retail	2.5
Professional Services	2.4
Automobiles	2.4
Pharmaceuticals	2.4
IT Services	2.3
Hotels, Restaurants & Leisure	2.2
Health Care Equipment & Supplies	2.1
Building Products	2.0
Industrial Conglomerates	1.6

Health Care Providers & Services	1.4%
Media	1.1
Biotechnology	1.0
Household Durables	1.0
Affiliated Mutual Fund	0.9
Energy Equipment & Services	0.9
Personal Products	0.8
Electrical Equipment	0.7
Aerospace & Defense	0.6
Railroads	0.6
Beverages	0.6
Internet & Direct Marketing Retail	0.6
Diversified Telecommunication Services	0.6
Unaffiliated Fund	0.6
Airlines	0.5
Household Products	0.5
Metals & Mining	0.5
Diversified Financial Services	0.4
Life Sciences Tools & Services	0.4
Construction & Engineering	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Commercial Services & Supplies	0.2
Copper	0.2
Thrifts & Mortgage Finance	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Airlines — 1.0%
Spirit Airlines, Inc.*	45,813	$2,431,296

Auto Components — 1.2%
Delphi Automotive PLC	36,208	2,914,382

Banks — 1.7%
Bank of the Ozarks, Inc.(a)	12,044	626,409
First Republic Bank	34,368	3,224,062

		3,850,471

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*	11,383	1,380,075
BioMarin Pharmaceutical, Inc.*	26,862	2,357,946
Vertex Pharmaceuticals, Inc.*	7,611	832,263

		4,570,284

Building Products — 1.0%
Allegion PLC	30,295	2,293,332

Capital Markets — 3.8%
Affiliated Managers Group, Inc.	23,533	3,858,000
Intercontinental Exchange, Inc.	37,506	2,245,484
TD Ameritrade Holding Corp.	68,144	2,648,076

		8,751,560

Chemicals — 3.3%
Albemarle Corp.	9,613	1,015,517
Axalta Coating Systems Ltd.*	74,788	2,408,174
FMC Corp.	41,091	2,859,523
WR Grace & Co.	18,447	1,285,940

		7,569,154

Commercial Services & Supplies — 2.0%
Copart, Inc.*	19,612	1,214,571
Stericycle, Inc.*	41,649	3,452,286

		4,666,857

Communications Equipment — 1.2%
Palo Alto Networks, Inc.*	24,652	2,777,787

Construction & Engineering — 1.0%
Quanta Services, Inc.*	62,157	2,306,646

Construction Materials — 0.9%
Vulcan Materials Co.	17,440	2,101,171

Consumer Finance — 1.8%
SLM Corp.*	355,524	4,301,840

Containers & Packaging — 1.0%
Sealed Air Corp.	51,587	2,248,162

Electrical Equipment — 1.8%
AMETEK, Inc.	76,969	4,162,484

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	58,707	4,178,177
CDW Corp.	29,316	1,691,826

IPG Photonics Corp.*	8,668	1,046,228

		6,916,231

Energy Equipment & Services — 0.6%
Patterson-UTI Energy, Inc.	53,753	1,304,585

Equity Real Estate Investment Trusts (REITs) — 6.0%
Crown Castle International Corp.	24,572	2,320,825
Equinix, Inc.	9,582	3,836,345
Park Hotels & Resorts, Inc.(a)	35,446	909,899
SBA Communications Corp.*	56,342	6,781,887

		13,848,956

Food & Staples Retailing — 1.1%
Sprouts Farmers Market, Inc.*(a)	107,478	2,484,891

Food Products — 3.2%
Hain Celestial Group, Inc. (The)*	89,451	3,327,577
J.M. Smucker Co. (The)	12,223	1,602,191
Mead Johnson Nutrition Co.	13,496	1,202,224
TreeHouse Foods, Inc.*(a)	15,219	1,288,440

		7,420,432

Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.*	16,256	1,864,726
C.R. Bard, Inc.	5,294	1,315,771
Cooper Cos., Inc. (The)	11,182	2,235,170
DexCom, Inc.*(a)	29,496	2,499,196
Edwards Lifesciences Corp.*	19,885	1,870,582
West Pharmaceutical Services, Inc.	13,254	1,081,659

		10,867,104

Health Care Providers & Services — 4.4%
Centene Corp.*	40,708	2,900,852
Henry Schein, Inc.*(a)	16,312	2,772,551
Laboratory Corp. of America Holdings*	21,701	3,113,442
Universal Health Services, Inc. (Class B Stock)	12,499	1,555,501

		10,342,346

Hotels, Restaurants & Leisure — 4.9%
Aramark	76,762	2,830,215
Hilton Worldwide Holdings, Inc.	56,931	3,328,186
Marriott International, Inc. (Class A Stock)	13,202	1,243,365
Norwegian Cruise Line Holdings Ltd.*	55,140	2,797,252
Vail Resorts, Inc.	6,132	1,176,731

		11,375,749

Household Durables — 0.4%
Toll Brothers, Inc.*	25,658	926,510

Household Products — 1.6%
Church & Dwight Co., Inc.	47,935	2,390,518
Clorox Co. (The)	9,100	1,226,953

		3,617,471

Independent Power & Renewable Electricity Producers — 0.3%
Atlantica Yield PLC (Spain)	38,266	802,055

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	12,963	1,379,393

Roper Technologies, Inc.	22,388	4,622,898

		6,002,291

Internet & Direct Marketing Retail — 0.6%
Expedia, Inc.	10,776	1,359,608

IT Services — 5.6%
Fidelity National Information Services, Inc.	29,423	2,342,659
FleetCor Technologies, Inc.*	17,046	2,581,276
Global Payments, Inc.	43,742	3,529,105
Vantiv, Inc. (Class A Stock)*	72,227	4,631,195

		13,084,235

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*	7,000	1,194,480
Quintiles IMS Holdings, Inc.*	17,534	1,412,013

		2,606,493

Media — 1.7%
AMC Networks, Inc. (Class A Stock)*(a)	47,635	2,795,222
Cinemark Holdings, Inc.	26,101	1,157,318

		3,952,540

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
MFA Financial, Inc.	229,596	1,855,135
Starwood Property Trust, Inc.	139,103	3,140,946

		4,996,081

Multiline Retail — 3.4%
Dollar General Corp.	29,577	2,062,404
Dollar Tree, Inc.*	75,838	5,950,250

		8,012,654

Oil, Gas & Consumable Fuels — 1.8%
Noble Energy, Inc.(a)	72,268	2,481,683
Targa Resources Corp.	30,356	1,818,325

		4,300,008

Pharmaceuticals — 1.4%
Zoetis, Inc.	60,767	3,243,135

Professional Services — 1.8%
IHS Markit Ltd.*	102,625	4,305,119

Real Estate Management & Development — 1.5%
CBRE Group, Inc. (Class A Stock)*	101,999	3,548,545

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	20,010	1,835,717

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	56,673	4,644,352
Microchip Technology, Inc.(a)	15,875	1,171,258
NXP Semiconductors NV (Netherlands)*	33,916	3,510,306

		9,325,916

Software — 8.5%
Check Point Software Technologies Ltd. (Israel)*(a)	28,349	2,910,308
Electronic Arts, Inc.*	41,165	3,685,091
Intuit, Inc.	15,135	1,755,509
Red Hat, Inc.*	61,595	5,327,968

ServiceNow, Inc.*	36,858	3,223,969
Splunk, Inc.*(a)	46,732	2,910,936

		19,813,781

Specialty Retail — 6.4%
Advance Auto Parts, Inc.	10,176	1,508,694
AutoZone, Inc.*	3,709	2,681,792
Burlington Stores, Inc.*(a)	35,659	3,469,264
Ross Stores, Inc.	45,609	3,004,265
Ulta Beauty, Inc.*	14,770	4,212,847

		14,876,862

Textiles, Apparel & Luxury Goods — 0.1%
Kate Spade & Co.*	9,538	221,568

Trading Companies & Distributors — 1.2%
Fastenal Co.	31,553	1,624,979
MSC Industrial Direct Co., Inc. (Class A Stock)	11,126	1,143,308

		2,768,287

TOTAL LONG-TERM INVESTMENTS (cost $163,483,872)		229,104,596

SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Fund(b)	4,375,967	4,375,967
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $20,600,240; includes $20,576,251 of cash collateral for securities on loan)(b)(c)	20,600,236	20,604,356

TOTAL SHORT-TERM INVESTMENTS (cost $24,976,207)		24,980,323

TOTAL INVESTMENTS — 109.3% (cost $188,460,079)		254,084,919
Liabilities in excess of other assets — (9.3)%		(21,579,686)

NET ASSETS — 100.0%		$232,505,233

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,153,853; cash collateral of $20,576,251 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$2,431,296	$—	$—
Auto Components	2,914,382	—	—
Banks	3,850,471	—	—
Biotechnology	4,570,284	—	—
Building Products	2,293,332	—	—
Capital Markets	8,751,560	—	—
Chemicals	7,569,154	—	—
Commercial Services & Supplies	4,666,857	—	—
Communications Equipment	2,777,787	—	—
Construction & Engineering	2,306,646	—	—
Construction Materials	2,101,171	—	—
Consumer Finance	4,301,840	—	—
Containers & Packaging	2,248,162	—	—
Electrical Equipment	4,162,484	—	—
Electronic Equipment, Instruments & Components	6,916,231	—	—
Energy Equipment & Services	1,304,585	—	—
Equity Real Estate Investment Trusts (REITs)	13,848,956	—	—
Food & Staples Retailing	2,484,891	—	—
Food Products	7,420,432	—	—
Health Care Equipment & Supplies	10,867,104	—	—
Health Care Providers & Services	10,342,346	—	—
Hotels, Restaurants & Leisure	11,375,749	—	—
Household Durables	926,510	—	—
Household Products	3,617,471	—	—
Independent Power & Renewable Electricity Producers	802,055	—	—
Industrial Conglomerates	6,002,291	—	—
Internet & Direct Marketing Retail	1,359,608	—	—
IT Services	13,084,235	—	—
Life Sciences Tools & Services	2,606,493	—	—
Media	3,952,540	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,996,081	—	—
Multiline Retail	8,012,654	—	—
Oil, Gas & Consumable Fuels	4,300,008	—	—
Pharmaceuticals	3,243,135	—	—
Professional Services	4,305,119	—	—
Real Estate Management & Development	3,548,545	—	—
Road & Rail	1,835,717	—	—
Semiconductors & Semiconductor Equipment	9,325,916	—	—
Software	19,813,781	—	—
Specialty Retail	14,876,862	—	—
Textiles, Apparel & Luxury Goods	221,568	—	—
Trading Companies & Distributors	2,768,287	—	—
Affiliated Mutual Funds	24,980,323	—	—

Total	$254,084,919	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 98.7%
Aerospace & Defense — 2.5%
Curtiss-Wright Corp.	9,278	$846,710
Esterline Technologies Corp.*	12,046	1,036,558
KLX, Inc.*	31,809	1,421,863
Mercury Systems, Inc.*	23,160	904,398
Moog, Inc. (Class A Stock)*	16,375	1,102,856

		5,312,385

Air Freight & Logistics — 1.4%
Forward Air Corp.	10,756	511,663
XPO Logistics, Inc.*(a)	51,536	2,468,059

		2,979,722

Airlines — 0.3%
Spirit Airlines, Inc.*	10,484	556,386

Auto Components — 0.7%
Cooper Tire & Rubber Co.	2,828	125,422
Dana, Inc.	42,511	820,887
Standard Motor Products, Inc.	6,299	309,533
Tower International, Inc.	10,773	291,948

		1,547,790

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	8,777	256,727

Banks — 20.2%
Ameris Bancorp	19,685	907,479
BancorpSouth, Inc.	30,517	923,139
Bank of the Ozarks, Inc.(a)	11,732	610,181
Banner Corp.(g)	30,155	1,677,824
BNC Bancorp	31,997	1,121,495
Boston Private Financial Holdings, Inc.	50,594	829,742
Brookline Bancorp, Inc.	41,528	649,913
CenterState Banks, Inc.	26,767	693,265
CoBiz Financial, Inc.	33,587	564,262
Columbia Banking System, Inc.	40,004	1,559,756
Community Bank System, Inc.(a)	21,405	1,176,847
ConnectOne Bancorp, Inc.	25,506	618,521
CU Bancorp*	11,819	468,623
CVB Financial Corp.(a)	66,471	1,468,344
First Financial Bankshares, Inc.(a)	29,406	1,179,181
First Merchants Corp.	31,929	1,255,448
First Midwest Bancorp, Inc.	36,894	873,650
First of Long Island Corp. (The)	13,277	359,143
Flushing Financial Corp.	23,717	637,276
Glacier Bancorp, Inc.	37,340	1,266,946
Great Western Bancorp, Inc.	39,537	1,676,764
Heritage Financial Corp.	19,431	480,917
Home BancShares, Inc.	37,478	1,014,529
Independent Bank Corp.	17,451	1,134,315
Independent Bank Group, Inc.	9,213	592,396
Lakeland Financial Corp.	15,868	684,228
LegacyTexas Financial Group, Inc.	42,713	1,704,249
MB Financial, Inc.	38,861	1,664,028
PacWest Bancorp	28,992	1,544,114
Pinnacle Financial Partners, Inc.	25,791	1,713,812
PrivateBancorp, Inc.	12,079	717,130
Prosperity Bancshares, Inc.	25,669	1,789,386

Renasant Corp.	33,801	1,341,562
Sandy Spring Bancorp, Inc.	12,490	511,965
South State Corp.	15,253	1,362,856
State Bank Financial Corp.	22,592	590,103
Texas Capital Bancshares, Inc.*	21,105	1,761,212
TriCo Bancshares	13,976	496,567
Webster Financial Corp.	54,747	2,739,540

		42,360,708

Building Products — 0.9%
Gibraltar Industries, Inc.*	24,871	1,024,685
Masonite International Corp.*	4,522	358,368
Patrick Industries, Inc.*	7,393	524,164

		1,907,217

Capital Markets — 1.4%
Golub Capital BDC, Inc.(a)	13,200	262,416
OM Asset Management PLC	50,543	764,210
Stifel Financial Corp.*	31,142	1,563,017
Virtu Financial, Inc. (Class A Stock)(a)	19,526	331,942

		2,921,585

Chemicals — 2.1%
Minerals Technologies, Inc.	18,230	1,396,418
Olin Corp.(a)	20,324	668,050
Quaker Chemical Corp.	4,487	590,758
Trinseo SA	9,663	648,387
Tronox Ltd. (Class A Stock)	25,406	468,741
WR Grace & Co.	8,748	609,823

		4,382,177

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	36,238	1,579,977
Advanced Disposal Services, Inc.*	31,180	704,668
Mobile Mini, Inc.	21,005	640,652

		2,925,297

Communications Equipment — 1.4%
NetScout Systems, Inc.*	32,745	1,242,673
Viavi Solutions, Inc.*	151,565	1,624,777

		2,867,450

Construction & Engineering — 1.0%
EMCOR Group, Inc.	22,818	1,436,393
Granite Construction, Inc.	11,045	554,349

		1,990,742

Construction Materials — 1.0%
Eagle Materials, Inc.	13,181	1,280,402
Summit Materials, Inc. (Class A Stock)*	34,426	850,667

		2,131,069

Containers & Packaging — 0.6%
Berry Plastics Group, Inc.*	27,421	1,331,838

Electric Utilities — 2.7%
IDACORP, Inc.	19,610	1,626,846
PNM Resources, Inc.	51,233	1,895,621
Portland General Electric Co.	46,137	2,049,405

		5,571,872

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	27,623	575,663

Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.*	13,742	1,089,741
CTS Corp.	31,718	675,593
OSI Systems, Inc.*	9,400	686,106
SYNNEX Corp.	13,147	1,471,675
Tech Data Corp.*	17,472	1,640,621

		5,563,736

Energy Equipment & Services — 0.7%
Basic Energy Services, Inc.*	14,349	478,682
C&J Energy Services, Inc.*	12,074	411,120
Fairmount Santrol Holdings, Inc.*(a)	73,570	539,268

		1,429,070

Equity Real Estate Investment Trusts (REITs) — 8.0%
Acadia Realty Trust	48,558	1,459,654
Care Capital Properties, Inc.	53,682	1,442,435
Chesapeake Lodging Trust	75,431	1,807,327
Columbia Property Trust, Inc.	18,740	416,965
CyrusOne, Inc.	30,966	1,593,820
Highwoods Properties, Inc.	13,475	662,027
Hudson Pacific Properties, Inc.	27,569	954,990
Life Storage, Inc.	23,435	1,924,482
Mid-America Apartment Communities, Inc.	14,479	1,473,093
Pebblebrook Hotel Trust(a)	77,637	2,267,777
PS Business Parks, Inc.	8,976	1,030,086
RLJ Lodging Trust	39,174	920,981
Terreno Realty Corp.	29,771	833,588

		16,787,225

Food & Staples Retailing — 0.4%
SpartanNash Co.	11,757	411,377
SUPERVALU, Inc.*	103,836	400,807

		812,184

Food Products — 1.1%
AdvancePierre Foods Holdings, Inc.	42,744	1,332,330
Pinnacle Foods, Inc.	18,242	1,055,665

		2,387,995

Gas Utilities — 1.7%
New Jersey Resources Corp.	51,025	2,020,590
South Jersey Industries, Inc.	43,781	1,560,793

		3,581,383

Health Care Equipment & Supplies — 1.9%
CONMED Corp.	19,875	882,649
Hill-Rom Holdings, Inc.	11,474	810,064
ICU Medical, Inc.*	3,888	593,698
Integra LifeSciences Holdings Corp.*(a)	19,983	841,884
Wright Medical Group NV*(a)	30,052	935,218

		4,063,513

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	20,509	894,193
Almost Family, Inc.*	11,095	539,217
American Renal Associates Holdings, Inc.*(a)	14,941	252,204
AMN Healthcare Services, Inc.*	13,827	561,376
Envision Healthcare Corp.*(a)	4,718	289,308

		2,536,298

Health Care Technology — 0.2%
HMS Holdings Corp.*	21,444	435,957

Hotels, Restaurants & Leisure — 2.7%
Bojangles’, Inc.*	4,409	90,385
Extended Stay America, Inc.	31,299	498,906
Jack in the Box, Inc.	14,706	1,495,894
Marriott Vacations Worldwide Corp.(a)	17,151	1,713,899
Red Rock Resorts, Inc. (Class A Stock)	32,231	714,884
Vail Resorts, Inc.	6,199	1,189,588

		5,703,556

Household Durables — 0.8%
CalAtlantic Group, Inc.	3,005	112,537
Meritage Homes Corp.*	14,572	536,250
TopBuild Corp.*	16,993	798,671
William Lyon Homes (Class A Stock)*(a)	14,059	289,896

		1,737,354

Household Products — 0.4%
Spectrum Brands Holdings, Inc.(a)	5,355	744,399

Insurance — 4.2%
AMERISAFE, Inc.	9,325	605,193
AmTrust Financial Services, Inc.(a)	21,758	401,653
CNO Financial Group, Inc.	84,922	1,740,901
Enstar Group Ltd. (Bermuda)*(g)	3,310	633,203
Kinsale Capital Group, Inc.	14,308	458,428
Maiden Holdings Ltd.	53,568	749,952
National General Holdings Corp.	41,167	978,128
Primerica, Inc.	11,343	932,395
ProAssurance Corp.	15,316	922,789
RLI Corp.(a)	16,521	991,590
Selective Insurance Group, Inc.	6,574	309,964

		8,724,196

Internet Software & Services — 0.4%
Cornerstone OnDemand, Inc.*	20,455	795,495

IT Services — 0.7%
Convergys Corp.	28,029	592,813
DST Systems, Inc.	7,086	868,035

		1,460,848

Life Sciences Tools & Services — 0.8%
PRA Health Sciences, Inc.*	15,149	988,169
VWR Corp.*(a)	27,725	781,845

		1,770,014

Machinery — 3.8%
Barnes Group, Inc.	17,353	890,903
CIRCOR International, Inc.	13,167	782,646
Federal Signal Corp.	47,046	649,705

ITT, Inc.	31,676	1,299,350
RBC Bearings, Inc.*	4,731	459,333
Rexnord Corp.*	19,009	438,728
Standex International Corp.	5,896	590,484
Terex Corp.	32,296	1,014,094
TriMas Corp.*	46,549	965,892
Watts Water Technologies, Inc. (Class A Stock)	13,216	824,018

		7,915,153

Media — 2.2%
Live Nation Entertainment, Inc.*	49,733	1,510,391
Nexstar Media Group, Inc.(a)	16,143	1,132,432
Regal Entertainment Group (Class A Stock)(a)	31,949	721,409
TEGNA, Inc.	25,821	661,534
Time, Inc.	26,984	522,140

		4,547,906

Metals & Mining — 1.7%
AK Steel Holding Corp.*(a)	100,997	726,169
Allegheny Technologies, Inc.*(a)	7,398	132,868
Century Aluminum Co.*	14,918	189,309
Cliffs Natural Resources, Inc.*(a)	35,820	294,082
Commercial Metals Co.	36,150	691,550
Hecla Mining Co.	59,060	312,427
Kaiser Aluminum Corp.	6,288	502,411
Royal Gold, Inc.	4,869	341,074
Ryerson Holding Corp.*	26,499	333,887

		3,523,777

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)	46,054	1,425,832
PennyMac Mortgage Investment Trust	61,581	1,093,063
Two Harbors Investment Corp.	158,856	1,523,429

		4,042,324

Multi-Utilities — 1.2%
Black Hills Corp.(a)	38,294	2,545,402

Multiline Retail — 0.0%
J.C. Penney Co., Inc.*(a)	15,312	94,322

Oil, Gas & Consumable Fuels — 5.0%
Callon Petroleum Co.*	85,595	1,126,430
Carrizo Oil & Gas, Inc.*(a)	19,668	563,685
Golar LNG Ltd. (Bermuda)(a)	40,980	1,144,571
Jagged Peak Energy, Inc.*(a)	40,552	528,798
Oasis Petroleum, Inc.*	22,137	315,674
PDC Energy, Inc.*(a)	24,874	1,550,894
Rice Energy, Inc.*	37,016	877,279
RSP Permian, Inc.*	46,826	1,940,001
SM Energy Co.	22,988	552,172
SRC Energy, Inc.*(a)	82,666	697,701
WPX Energy, Inc.*	83,581	1,119,150

		10,416,355

Paper & Forest Products — 0.5%
KapStone Paper and Packaging Corp.	39,804	919,473
Mercer International, Inc. (Canada)	12,399	145,068

		1,064,541

Pharmaceuticals — 0.5%
Catalent, Inc.*	29,663	840,056
Prestige Brands Holdings, Inc.*	4,076	226,463

		1,066,519

Professional Services — 0.5%
On Assignment, Inc.*	20,861	1,012,384

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	62,130	1,379,286

Road & Rail — 0.7%
Knight Transportation, Inc.(a)	15,470	484,984
Marten Transport Ltd.	12,648	296,596
Saia, Inc.*	15,241	675,176

		1,456,756

Semiconductors & Semiconductor Equipment — 3.2%
Cabot Microelectronics Corp.	9,692	742,504
Cypress Semiconductor Corp.(a)	70,758	973,630
Entegris, Inc.*	72,039	1,685,713
MACOM Technology Solutions Holdings, Inc.*(a)	13,695	661,468
MKS Instruments, Inc.(a)	15,392	1,058,200
Semtech Corp.*	35,634	1,204,429
Silicon Laboratories, Inc.*	6,447	474,177

		6,800,121

Software — 2.0%
Bottomline Technologies (de), Inc.*	21,917	518,337
CommVault Systems, Inc.*	26,219	1,331,925
Imperva, Inc.*	9,801	402,331
Verint Systems, Inc.*	42,627	1,848,946

		4,101,539

Specialty Retail — 2.3%
Boot Barn Holdings, Inc.*(a)	28,769	284,525
Burlington Stores, Inc.*(a)	18,049	1,755,987
Children’s Place, Inc. (The)(a)	5,055	606,853
DSW, Inc. (Class A Stock)(a)	15,298	316,363
Lithia Motors, Inc. (Class A Stock)(a)	11,630	996,110
Monro Muffler Brake, Inc.(a)	5,141	267,846
Office Depot, Inc.	66,895	312,065
Party City Holdco, Inc.*(a)	19,833	278,654

		4,818,403

Technology Hardware, Storage & Peripherals — 0.3%
Electronics For Imaging, Inc.*(a)	14,704	717,996

Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	5,611	329,646
Wolverine World Wide, Inc.	33,020	824,510

		1,154,156

Thrifts & Mortgage Finance — 2.7%
Dime Community Bancshares, Inc.	8,825	179,148
OceanFirst Financial Corp.	15,712	442,686
Oritani Financial Corp.	18,650	317,050
Provident Financial Services, Inc.	34,218	884,535
Radian Group, Inc.	118,943	2,136,216
Washington Federal, Inc.	28,687	949,540
WSFS Financial Corp.	16,473	756,934

		5,666,109

Trading Companies & Distributors — 3.0%
Beacon Roofing Supply, Inc.*	27,026	1,328,598
Foundation Building Materials, Inc.*	39,454	630,080
Herc Holdings, Inc.*(a)	22,801	1,114,741
Kaman Corp.(a)	20,279	976,028
Univar, Inc.*	43,613	1,337,175
WESCO International, Inc.*	12,371	860,403

		6,247,025

TOTAL COMMON STOCKS (cost $155,325,300)		206,721,925

EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Value ETF (cost $1,488,073)	12,666	1,496,614

TOTAL LONG-TERM INVESTMENTS (cost $156,813,373)		208,218,539

SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	933,537	933,537
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $34,314,884; includes $34,287,190 of cash collateral for securities on loan)(b)(w)	34,313,145	34,320,007

TOTAL SHORT-TERM INVESTMENTS (cost $35,248,421)		35,253,544

TOTAL INVESTMENTS — 116.2% (cost $192,061,794)		243,472,083
Liabilities in excess of other assets — (16.2)%		(33,951,298)

NET ASSETS — 100.0%		$209,520,785

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,517,199; cash collateral of $34,287,190 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $2,311,027 is approximately 1.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,312,385	$—	$—
Air Freight & Logistics	2,979,722	—	—
Airlines	556,386	—	—
Auto Components	1,547,790	—	—
Automobiles	256,727	—	—
Banks	42,360,708	—	—
Building Products	1,907,217	—	—
Capital Markets	2,921,585	—	—
Chemicals	4,382,177	—	—
Commercial Services & Supplies	2,925,297	—	—
Communications Equipment	2,867,450	—	—
Construction & Engineering	1,990,742	—	—
Construction Materials	2,131,069	—	—
Containers & Packaging	1,331,838	—	—
Electric Utilities	5,571,872	—	—
Electrical Equipment	575,663	—	—
Electronic Equipment, Instruments & Components	5,563,736	—	—
Energy Equipment & Services	1,429,070	—	—
Equity Real Estate Investment Trusts (REITs)	16,787,225	—	—
Food & Staples Retailing	812,184	—	—
Food Products	2,387,995	—	—
Gas Utilities	3,581,383	—	—
Health Care Equipment & Supplies	4,063,513	—	—
Health Care Providers & Services	2,536,298	—	—
Health Care Technology	435,957	—	—
Hotels, Restaurants & Leisure	5,703,556	—	—
Household Durables	1,737,354	—	—
Household Products	744,399	—	—
Insurance	8,724,196	—	—
Internet Software & Services	795,495	—	—
IT Services	1,460,848	—	—
Life Sciences Tools & Services	1,770,014	—	—
Machinery	7,915,153	—	—
Media	4,547,906	—	—
Metals & Mining	3,523,777	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,042,324	—	—
Multi-Utilities	2,545,402	—	—
Multiline Retail	94,322	—	—
Oil, Gas & Consumable Fuels	10,416,355	—	—
Paper & Forest Products	1,064,541	—	—
Pharmaceuticals	1,066,519	—	—
Professional Services	1,012,384	—	—
Real Estate Management & Development	1,379,286	—	—
Road & Rail	1,456,756	—	—
Semiconductors & Semiconductor Equipment	6,800,121	—	—
Software	4,101,539	—	—
Specialty Retail	4,818,403	—	—
Technology Hardware, Storage & Peripherals	717,996	—	—
Textiles, Apparel & Luxury Goods	1,154,156	—	—
Thrifts & Mortgage Finance	5,666,109	—	—
Trading Companies & Distributors	6,247,025	—	—
Exchange Traded Fund	1,496,614	—	—
Affiliated Mutual Funds	35,253,544	—	—

Total	$243,472,083	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Stock Index Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 97.1%
Aerospace & Defense — 2.2%
Arconic, Inc.	74,992	$1,975,289
Boeing Co. (The)	96,936	17,144,101
General Dynamics Corp.	48,500	9,079,200
L3 Technologies, Inc.	13,300	2,198,357
Lockheed Martin Corp.	42,698	11,425,985
Northrop Grumman Corp.	29,926	7,117,600
Raytheon Co.	50,118	7,642,995
Rockwell Collins, Inc.	22,700	2,205,532
Textron, Inc.	46,500	2,212,935
TransDigm Group, Inc.(a)	8,500	1,871,360
United Technologies Corp.	128,200	14,385,322

		77,258,676

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	24,100	1,862,689
Expeditors International of Washington, Inc.	31,200	1,762,488
FedEx Corp.	41,940	8,184,591
United Parcel Service, Inc. (Class B Stock)	117,400	12,597,020

		24,406,788

Airlines — 0.6%
Alaska Air Group, Inc.	21,200	1,955,064
American Airlines Group, Inc.(a)	85,800	3,629,340
Delta Air Lines, Inc.	124,700	5,731,212
Southwest Airlines Co.	104,837	5,636,037
United Continental Holdings, Inc.*	48,900	3,454,296

		20,405,949

Auto Components — 0.2%
BorgWarner, Inc.(a)	34,800	1,454,292
Delphi Automotive PLC	46,200	3,718,638
Goodyear Tire & Rubber Co. (The)	42,900	1,544,400

		6,717,330

Automobiles — 0.5%
Ford Motor Co.	663,559	7,723,827
General Motors Co.	234,000	8,274,240
Harley-Davidson, Inc.	29,900	1,808,950

		17,807,017

Banks — 6.3%
Bank of America Corp.	1,708,182	40,296,013
BB&T Corp.	138,400	6,186,480
Citigroup, Inc.	472,622	28,272,248
Citizens Financial Group, Inc.	87,200	3,012,760
Comerica, Inc.	29,950	2,053,971
Fifth Third Bancorp	128,249	3,257,525
Huntington Bancshares, Inc.	183,075	2,451,374
JPMorgan Chase & Co.	607,645	53,375,537
KeyCorp	182,400	3,243,072
M&T Bank Corp.(a)	26,400	4,084,872
People’s United Financial, Inc.(a)	53,300	970,060
PNC Financial Services Group, Inc. (The)	82,993	9,979,078
Regions Financial Corp.	204,112	2,965,747
SunTrust Banks, Inc.	83,900	4,639,670
U.S. Bancorp	270,581	13,934,922
Wells Fargo & Co.	766,636	42,670,960

Zions Bancorporation(a)	35,000	1,470,000

		222,864,289

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)(a)	31,100	1,436,198
Coca-Cola Co. (The)	657,350	27,897,934
Constellation Brands, Inc. (Class A Stock)	29,400	4,764,858
Dr. Pepper Snapple Group, Inc.	31,400	3,074,688
Molson Coors Brewing Co. (Class B Stock)	31,500	3,014,865
Monster Beverage Corp.*	68,900	3,181,113
PepsiCo, Inc.	243,064	27,189,139

		70,558,795

Biotechnology — 2.8%
AbbVie, Inc.	272,200	17,736,552
Alexion Pharmaceuticals, Inc.*	38,300	4,643,492
Amgen, Inc.	125,394	20,573,394
Biogen, Inc.*	36,775	10,055,020
Celgene Corp.*	132,600	16,499,418
Gilead Sciences, Inc.	223,100	15,152,952
Incyte Corp.*	30,000	4,010,100
Regeneron Pharmaceuticals, Inc.*	13,110	5,080,256
Vertex Pharmaceuticals, Inc.*	42,500	4,647,375

		98,398,559

Building Products — 0.3%
Allegion PLC	16,533	1,251,548
Fortune Brands Home & Security, Inc.	26,100	1,588,185
Johnson Controls International PLC	159,615	6,722,984
Masco Corp.	55,400	1,883,046

		11,445,763

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	9,700	1,590,218
Ameriprise Financial, Inc.	26,800	3,475,424
Bank of New York Mellon Corp. (The)	178,589	8,434,759
BlackRock, Inc.	20,830	7,988,513
CBOE Holdings, Inc.	15,300	1,240,371
Charles Schwab Corp. (The)	206,600	8,431,346
CME Group, Inc.	57,800	6,866,640
E*TRADE Financial Corp.*	47,310	1,650,646
Franklin Resources, Inc.	59,500	2,507,330
Goldman Sachs Group, Inc. (The)	63,200	14,518,304
Intercontinental Exchange, Inc.	101,790	6,094,167
Invesco Ltd.	69,900	2,141,037
Moody’s Corp.	28,520	3,195,381
Morgan Stanley	244,510	10,474,808
Nasdaq, Inc.	19,600	1,361,220
Northern Trust Corp.	36,300	3,142,854
Raymond James Financial, Inc.	21,900	1,670,094
S&P Global, Inc.	44,100	5,765,634
State Street Corp.	61,325	4,882,083
T. Rowe Price Group, Inc.	41,500	2,828,225

		98,259,054

Chemicals — 2.1%
Air Products & Chemicals, Inc.	37,100	5,019,259
Albemarle Corp.	19,500	2,059,980
CF Industries Holdings, Inc.(a)	40,700	1,194,545
Dow Chemical Co. (The)	189,911	12,066,945

E.I. du Pont de Nemours & Co.	147,391	11,839,919
Eastman Chemical Co.	25,400	2,052,320
Ecolab, Inc.	44,700	5,602,698
FMC Corp.	23,400	1,628,406
International Flavors & Fragrances, Inc.	13,700	1,815,661
LyondellBasell Industries NV (Class A Stock)	56,600	5,161,354
Monsanto Co.	74,996	8,489,547
Mosaic Co. (The)(a)	59,100	1,724,538
PPG Industries, Inc.	43,800	4,602,504
Praxair, Inc.	48,800	5,787,680
Sherwin-Williams Co. (The)	13,900	4,311,641

		73,356,997

Commercial Services & Supplies — 0.3%
Cintas Corp.	15,000	1,898,100
Republic Services, Inc.	39,635	2,489,474
Stericycle, Inc.*	14,500	1,201,905
Waste Management, Inc.	69,230	5,048,252

		10,637,731

Communications Equipment — 1.0%
Cisco Systems, Inc.	851,475	28,779,855
F5 Networks, Inc.*	11,300	1,611,041
Harris Corp.	21,400	2,381,178
Juniper Networks, Inc.	66,000	1,836,780
Motorola Solutions, Inc.	28,027	2,416,488

		37,025,342

Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,247,094
Jacobs Engineering Group, Inc.	20,900	1,155,352
Quanta Services, Inc.*	26,200	972,282

		3,374,728

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,357,100
Vulcan Materials Co.	22,900	2,758,992

		5,116,092

Consumer Finance — 0.8%
American Express Co.	129,900	10,276,389
Capital One Financial Corp.	82,169	7,120,766
Discover Financial Services	66,705	4,561,955
Navient Corp.	54,300	801,468
Synchrony Financial	130,830	4,487,469

		27,248,047

Containers & Packaging — 0.3%
Avery Dennison Corp.	15,700	1,265,420
Ball Corp.	30,200	2,242,652
International Paper Co.	70,167	3,563,080
Sealed Air Corp.	33,420	1,456,444
WestRock Co.	42,761	2,224,855

		10,752,451

Distributors — 0.1%
Genuine Parts Co.	25,625	2,368,006
LKQ Corp.*	51,900	1,519,113

		3,887,119

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	37,100	862,575

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	322,600	53,770,968
Leucadia National Corp.	54,500	1,417,000

		55,187,968

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,044,335	43,392,119
CenturyLink, Inc.(a)	93,185	2,196,370
Level 3 Communications, Inc.*	50,200	2,872,444
Verizon Communications, Inc.	694,138	33,839,228

		82,300,161

Electric Utilities — 1.9%
Alliant Energy Corp.	39,700	1,572,517
American Electric Power Co., Inc.	83,940	5,634,892
Duke Energy Corp.	118,048	9,681,116
Edison International	55,400	4,410,394
Entergy Corp.	30,900	2,347,164
Eversource Energy	54,100	3,179,998
Exelon Corp.	157,573	5,669,476
FirstEnergy Corp.	75,280	2,395,410
NextEra Energy, Inc.	79,575	10,215,043
PG&E Corp.	86,200	5,720,232
Pinnacle West Capital Corp.	19,000	1,584,220
PPL Corp.	116,100	4,340,979
Southern Co. (The)	167,500	8,338,150
Xcel Energy, Inc.	86,295	3,835,813

		68,925,404

Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	7,500	1,530,000
AMETEK, Inc.	39,500	2,136,160
Eaton Corp. PLC	76,961	5,706,658
Emerson Electric Co.	110,400	6,608,544
Rockwell Automation, Inc.	21,900	3,410,049

		19,391,411

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	52,600	3,743,542
Corning, Inc.	158,000	4,266,000
FLIR Systems, Inc.	23,000	834,440
TE Connectivity Ltd.	61,000	4,547,550

		13,391,532

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	72,248	4,321,875
Halliburton Co.	147,900	7,278,159
Helmerich & Payne, Inc.(a)	18,900	1,258,173
National Oilwell Varco, Inc.(a)	64,400	2,581,796
Schlumberger Ltd.	236,298	18,454,874
TechnipFMC PLC (United Kingdom)*	79,400	2,580,500
Transocean Ltd.*(a)	65,700	817,965

		37,293,342

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.(a)	14,400	1,591,488
American Tower Corp.	72,900	8,860,266
Apartment Investment & Management Co. (Class A Stock)	27,374	1,214,037

AvalonBay Communities, Inc.	23,618	4,336,265
Boston Properties, Inc.	26,200	3,469,142
Crown Castle International Corp.	61,500	5,808,675
Digital Realty Trust, Inc.(a)	27,400	2,915,086
Equinix, Inc.	12,955	5,186,793
Equity Residential(a)	62,500	3,888,750
Essex Property Trust, Inc.(a)	11,200	2,593,136
Extra Space Storage, Inc.(a)	21,400	1,591,946
Federal Realty Investment Trust(a)	12,400	1,655,400
GGP, Inc.(a)	99,700	2,311,046
HCP, Inc.	79,600	2,489,888
Host Hotels & Resorts, Inc.(a)	124,626	2,325,521
Iron Mountain, Inc.(a)	41,430	1,477,808
Kimco Realty Corp.(a)	71,800	1,586,062
Macerich Co. (The)(a)	20,800	1,339,520
Mid-America Apartment Communities, Inc.(a)	19,700	2,004,278
Prologis, Inc.(a)	90,228	4,681,029
Public Storage	25,600	5,604,096
Realty Income Corp.(a)	44,900	2,672,897
Regency Centers Corp.	24,400	1,619,916
Simon Property Group, Inc.	53,961	9,282,911
SL Green Realty Corp.(a)	17,100	1,823,202
UDR, Inc.(a)	45,100	1,635,326
Ventas, Inc.	60,704	3,948,188
Vornado Realty Trust	29,457	2,954,832
Welltower, Inc.	62,000	4,390,840
Weyerhaeuser Co.	127,830	4,343,663

		99,602,007

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	74,422	12,479,825
CVS Health Corp.	175,238	13,756,183
Kroger Co. (The)	157,300	4,638,777
Sysco Corp.	84,600	4,392,432
Wal-Mart Stores, Inc.	256,100	18,459,688
Walgreens Boots Alliance, Inc.	145,000	12,042,250
Whole Foods Market, Inc.(a)	54,400	1,616,768

		67,385,923

Food Products — 1.5%
Archer-Daniels-Midland Co.	97,238	4,476,838
Campbell Soup Co.	33,600	1,923,264
Conagra Brands, Inc.	71,300	2,876,242
General Mills, Inc.	98,800	5,830,188
Hershey Co. (The)	23,900	2,611,075
Hormel Foods Corp.(a)	46,900	1,624,147
J.M. Smucker Co. (The)	19,900	2,608,492
Kellogg Co.	43,000	3,122,230
Kraft Heinz Co. (The)	101,637	9,229,656
McCormick & Co., Inc. (Non-Voting Shares)	19,500	1,902,225
Mead Johnson Nutrition Co.	31,193	2,778,672
Mondelez International, Inc. (Class A Stock)	259,811	11,192,658
Tyson Foods, Inc. (Class A Stock)	49,600	3,060,816

		53,236,503

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	293,825	13,048,768
Baxter International, Inc.	83,200	4,314,752
Becton, Dickinson & Co.	36,454	6,687,122
Boston Scientific Corp.*	231,899	5,767,328

C.R. Bard, Inc.	12,500	3,106,750
Cooper Cos., Inc. (The)	8,600	1,719,054
Danaher Corp.	104,000	8,895,120
DENTSPLY SIRONA, Inc.	39,300	2,453,892
Edwards Lifesciences Corp.*	36,400	3,424,148
Hologic, Inc.*	48,200	2,050,910
IDEXX Laboratories, Inc.*	15,200	2,350,072
Intuitive Surgical, Inc.*	6,290	4,821,096
Medtronic PLC	233,128	18,780,792
Stryker Corp.	52,600	6,924,790
Varian Medical Systems, Inc.*(a)	16,400	1,494,532
Zimmer Biomet Holdings, Inc.	34,386	4,198,875

		90,038,001

Health Care Providers & Services — 2.6%
Aetna, Inc.(a)	60,057	7,660,270
AmerisourceBergen Corp.(a)	28,600	2,531,100
Anthem, Inc.	45,200	7,475,176
Cardinal Health, Inc.	53,775	4,385,351
Centene Corp.*	29,400	2,095,044
Cigna Corp.	43,800	6,416,262
DaVita, Inc.*	27,000	1,835,190
Envision Healthcare Corp.*(a)	20,700	1,269,324
Express Scripts Holding Co.*	104,126	6,862,945
HCA Holdings, Inc.*	49,600	4,413,904
Henry Schein, Inc.*(a)	13,500	2,294,595
Humana, Inc.	25,500	5,256,570
Laboratory Corp. of America Holdings*	17,400	2,496,378
McKesson Corp.	36,407	5,397,702
Patterson Cos., Inc.(a)	14,200	642,266
Quest Diagnostics, Inc.	23,800	2,336,922
UnitedHealth Group, Inc.	163,000	26,733,630
Universal Health Services, Inc. (Class B Stock)	15,600	1,941,420

		92,044,049

Health Care Technology — 0.1%
Cerner Corp.*	50,600	2,977,810

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	71,600	4,217,956
Chipotle Mexican Grill, Inc.*(a)	4,920	2,191,958
Darden Restaurants, Inc.	21,550	1,803,089
Marriott International, Inc. (Class A Stock)	53,523	5,040,796
McDonald’s Corp.	139,700	18,106,517
Royal Caribbean Cruises Ltd.	29,000	2,845,190
Starbucks Corp.	247,800	14,469,042
Wyndham Worldwide Corp.	18,263	1,539,388
Wynn Resorts Ltd.(a)	13,600	1,558,696
Yum! Brands, Inc.	57,200	3,655,080

		55,427,712

Household Durables — 0.4%
D.R. Horton, Inc.	58,900	1,961,959
Garmin Ltd.(a)	20,300	1,037,533
Leggett & Platt, Inc.	22,700	1,142,264
Lennar Corp. (Class A Stock)	34,600	1,771,174
Mohawk Industries, Inc.*	11,000	2,524,390
Newell Brands, Inc.	82,549	3,893,836
PulteGroup, Inc.	51,285	1,207,762

Whirlpool Corp.	12,807	2,194,223

		15,733,141

Household Products — 1.8%
Church & Dwight Co., Inc.	44,000	2,194,280
Clorox Co. (The)	22,100	2,979,743
Colgate-Palmolive Co.	150,700	11,029,733
Kimberly-Clark Corp.	60,588	7,975,199
Procter & Gamble Co. (The)	435,106	39,094,274

		63,273,229

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,234,272
NRG Energy, Inc.	54,300	1,015,410

		2,249,682

Industrial Conglomerates — 2.3%
3M Co.	101,500	19,419,995
General Electric Co.	1,484,947	44,251,421
Honeywell International, Inc.	129,450	16,164,421
Roper Technologies, Inc.	17,300	3,572,277

		83,408,114

Insurance — 2.4%
Aflac, Inc.	68,300	4,946,286
Allstate Corp. (The)	62,188	5,067,700
American International Group, Inc.	158,929	9,921,937
Aon PLC	44,825	5,320,279
Arthur J. Gallagher & Co.	31,000	1,752,740
Assurant, Inc.	10,000	956,700
Chubb Ltd.	79,390	10,816,888
Cincinnati Financial Corp.(a)	25,928	1,873,817
Hartford Financial Services Group, Inc. (The)	64,300	3,090,901
Lincoln National Corp.	38,363	2,510,858
Loews Corp.	47,726	2,232,145
Marsh & McLennan Cos., Inc.	87,900	6,494,931
MetLife, Inc.	185,100	9,776,982
Principal Financial Group, Inc.	45,700	2,884,127
Progressive Corp. (The)	99,300	3,890,574
Torchmark Corp.	18,875	1,454,130
Travelers Cos., Inc. (The)	47,998	5,785,679
Unum Group	39,056	1,831,336
Willis Towers Watson PLC	21,800	2,853,402
XL Group Ltd. (Bermuda)	45,600	1,817,616

		85,279,028

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	67,370	59,726,200
Expedia, Inc.	20,800	2,624,336
Netflix, Inc.*	73,290	10,832,995
Priceline Group, Inc. (The)*	8,370	14,898,349
TripAdvisor, Inc.*(a)	19,400	837,304

		88,919,184

Internet Software & Services — 4.4%
Akamai Technologies, Inc.*	29,400	1,755,180
Alphabet, Inc. (Class A Stock)*	50,535	42,843,573
Alphabet, Inc. (Class C Stock)*	50,330	41,751,755
eBay, Inc.*	174,100	5,844,537
Facebook, Inc. (Class A Stock)*	401,000	56,962,050

VeriSign, Inc.*(a)	15,500	1,350,205
Yahoo!, Inc.*	149,300	6,929,013

		157,436,313

IT Services — 3.6%
Accenture PLC (Class A Stock)	105,900	12,695,292
Alliance Data Systems Corp.	9,600	2,390,400
Automatic Data Processing, Inc.	76,500	7,832,835
Cognizant Technology Solutions Corp. (Class A Stock)*	103,800	6,178,176
CSRA, Inc.	24,600	720,534
Fidelity National Information Services, Inc.	56,100	4,466,682
Fiserv, Inc.*	36,500	4,208,815
Global Payments, Inc.	26,000	2,097,680
International Business Machines Corp.	146,125	25,446,208
Mastercard, Inc. (Class A Stock)	160,400	18,040,188
Paychex, Inc.	54,750	3,224,775
PayPal Holdings, Inc.*	191,000	8,216,820
Teradata Corp.*(a)	23,000	715,760
Total System Services, Inc.	28,293	1,512,544
Visa, Inc. (Class A Stock)(a)	316,000	28,082,920
Western Union Co. (The)(a)	81,204	1,652,501

		127,482,130

Leisure Products — 0.1%
Hasbro, Inc.	19,150	1,911,553
Mattel, Inc.	59,181	1,515,625

		3,427,178

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	54,782	2,896,324
Illumina, Inc.*	25,000	4,266,000
Mettler-Toledo International, Inc.*	4,450	2,131,150
PerkinElmer, Inc.	18,600	1,079,916
Thermo Fisher Scientific, Inc.	66,800	10,260,480
Waters Corp.*	13,700	2,141,447

		22,775,317

Machinery — 1.5%
Caterpillar, Inc.(a)	99,400	9,220,344
Cummins, Inc.	26,500	4,006,800
Deere & Co.	49,850	5,426,671
Dover Corp.	26,400	2,121,240
Flowserve Corp.	22,900	1,108,818
Fortive Corp.	51,800	3,119,396
Illinois Tool Works, Inc.	53,375	7,070,586
Ingersoll-Rand PLC	44,500	3,618,740
PACCAR, Inc.	60,128	4,040,602
Parker-Hannifin Corp.	22,787	3,653,212
Pentair PLC (United Kingdom)	28,807	1,808,504
Snap-on, Inc.	10,000	1,686,700
Stanley Black & Decker, Inc.	25,935	3,445,983
Xylem, Inc.	30,400	1,526,688

		51,854,284

Media — 3.1%
CBS Corp. (Class B Non-Voting Stock)	63,368	4,395,204
Charter Communications, Inc. (Class A Stock)*	36,700	12,012,644
Comcast Corp. (Class A Stock)	805,492	30,278,444
Discovery Communications, Inc. (Class A Stock)*(a)	26,300	765,067
Discovery Communications, Inc. (Class C Stock)*(a)	38,700	1,095,597

DISH Network Corp. (Class A Stock)*	38,600	2,450,714
Interpublic Group of Cos., Inc. (The)	67,762	1,664,912
News Corp. (Class A Stock)	65,925	857,025
News Corp. (Class B Stock)	20,600	278,100
Omnicom Group, Inc.(a)	40,100	3,457,021
Scripps Networks Interactive, Inc. (Class A Stock)(a)	16,400	1,285,268
TEGNA, Inc.	37,000	947,940
Time Warner, Inc.	131,315	12,830,789
Twenty-First Century Fox, Inc. (Class A Stock)	178,700	5,788,093
Twenty-First Century Fox, Inc. (Class B Stock)	83,900	2,666,342
Viacom, Inc. (Class B Stock)	59,043	2,752,585
Walt Disney Co. (The)	247,576	28,072,643

		111,598,388

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	223,512	2,986,120
Newmont Mining Corp.	91,303	3,009,347
Nucor Corp.	55,000	3,284,600

		9,280,067

Multi-Utilities — 1.0%
Ameren Corp.	41,900	2,287,321
CenterPoint Energy, Inc.	72,810	2,007,371
CMS Energy Corp.	47,800	2,138,572
Consolidated Edison, Inc.	52,200	4,053,852
Dominion Resources, Inc.	106,784	8,283,235
DTE Energy Co.	30,600	3,124,566
NiSource, Inc.	56,000	1,332,240
Public Service Enterprise Group, Inc.	86,000	3,814,100
SCANA Corp.	24,300	1,588,005
Sempra Energy	42,754	4,724,317
WEC Energy Group, Inc.	53,876	3,266,502

		36,620,081

Multiline Retail — 0.4%
Dollar General Corp.	43,400	3,026,282
Dollar Tree, Inc.*	40,147	3,149,933
Kohl’s Corp.(a)	30,800	1,226,148
Macy’s, Inc.	52,920	1,568,549
Nordstrom, Inc.(a)	20,100	936,057
Target Corp.(a)	94,868	5,235,765

		15,142,734

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	95,226	5,904,012
Apache Corp.(a)	65,350	3,358,336
Cabot Oil & Gas Corp.	81,300	1,943,883
Chesapeake Energy Corp.*(a)	125,800	747,252
Chevron Corp.	321,742	34,545,439
Cimarex Energy Co.	16,500	1,971,585
Concho Resources, Inc.*	25,200	3,234,168
ConocoPhillips	210,229	10,484,120
Devon Energy Corp.	89,700	3,742,284
EOG Resources, Inc.	98,500	9,608,675
EQT Corp.	30,200	1,845,220
Exxon Mobil Corp.	704,804	57,800,976
Hess Corp.(a)	46,175	2,226,097
Kinder Morgan, Inc.	326,443	7,096,871
Marathon Oil Corp.	142,994	2,259,305
Marathon Petroleum Corp.	90,494	4,573,567

Murphy Oil Corp.(a)	27,700	791,943
Newfield Exploration Co.*	35,000	1,291,850
Noble Energy, Inc.(a)	74,400	2,554,896
Occidental Petroleum Corp.	130,600	8,274,816
ONEOK, Inc.(a)	36,340	2,014,690
Phillips 66	75,464	5,978,258
Pioneer Natural Resources Co.	29,000	5,400,670
Range Resources Corp.	31,700	922,470
Southwestern Energy Co.*	82,800	676,476
Tesoro Corp.	20,000	1,621,200
Valero Energy Corp.	76,600	5,077,814
Williams Cos., Inc. (The)	140,400	4,154,436

		190,101,309

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	79,400	1,439,522
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	3,230,499

		4,670,021

Pharmaceuticals — 4.9%
Allergan PLC	57,406	13,715,441
Bristol-Myers Squibb Co.	284,440	15,467,847
Eli Lilly & Co.	165,200	13,894,972
Johnson & Johnson	461,096	57,429,507
Mallinckrodt PLC*	19,200	855,744
Merck & Co., Inc.	466,803	29,660,663
Mylan NV*	78,900	3,076,311
Perrigo Co. PLC(a)	24,300	1,613,277
Pfizer, Inc.	1,014,023	34,689,727
Zoetis, Inc.	83,900	4,477,743

		174,881,232

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	6,700	723,198
Equifax, Inc.	20,500	2,803,170
Nielsen Holdings PLC(a)	57,100	2,358,801
Robert Half International, Inc.	22,000	1,074,260
Verisk Analytics, Inc.*	26,300	2,133,982

		9,093,411

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	52,200	1,816,038

Road & Rail — 0.9%
CSX Corp.	157,672	7,339,632
J.B. Hunt Transport Services, Inc.	14,900	1,366,926
Kansas City Southern	18,500	1,586,560
Norfolk Southern Corp.	49,700	5,564,909
Ryder System, Inc.	9,100	686,504
Union Pacific Corp.	138,500	14,669,920

		31,214,451

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*(a)	127,200	1,850,760
Analog Devices, Inc.	62,223	5,099,175
Applied Materials, Inc.	183,900	7,153,710
Broadcom Ltd.	68,260	14,946,210
Intel Corp.	803,900	28,996,673
KLA-Tencor Corp.	26,900	2,557,383
Lam Research Corp.	28,050	3,600,498

Microchip Technology, Inc.(a)	37,200	2,744,616
Micron Technology, Inc.*	176,200	5,092,180
NVIDIA Corp.	99,450	10,833,088
Qorvo, Inc.*(a)	21,886	1,500,504
QUALCOMM, Inc.	251,150	14,400,941
Skyworks Solutions, Inc.	31,800	3,115,764
Texas Instruments, Inc.	170,100	13,703,256
Xilinx, Inc.	42,300	2,448,747

		118,043,505

Software — 4.5%
Activision Blizzard, Inc.	117,600	5,863,536
Adobe Systems, Inc.*	84,475	10,992,732
Autodesk, Inc.*	33,400	2,888,098
CA, Inc.	52,873	1,677,132
Citrix Systems, Inc.*	27,000	2,251,530
Electronic Arts, Inc.*	52,400	4,690,848
Intuit, Inc.	41,300	4,790,387
Microsoft Corp.	1,315,200	86,619,072
Oracle Corp.	509,595	22,733,033
Red Hat, Inc.*	30,600	2,646,900
salesforce.com, Inc.*	110,200	9,090,398
Symantec Corp.	105,511	3,237,077
Synopsys, Inc.*	25,600	1,846,528

		159,327,271

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	12,800	1,897,728
AutoNation, Inc.*(a)	12,089	511,244
AutoZone, Inc.*	4,910	3,550,175
Bed Bath & Beyond, Inc.	25,800	1,018,068
Best Buy Co., Inc.(a)	46,025	2,262,129
CarMax, Inc.*(a)	31,900	1,889,118
Foot Locker, Inc.	22,900	1,713,149
Gap, Inc. (The)(a)	37,187	903,272
Home Depot, Inc. (The)	206,769	30,359,892
L Brands, Inc.(a)	41,196	1,940,332
Lowe’s Cos., Inc.	147,525	12,128,030
O’Reilly Automotive, Inc.*(a)	15,600	4,209,504
Ross Stores, Inc.	67,100	4,419,877
Signet Jewelers Ltd.(a)	12,100	838,167
Staples, Inc.	111,000	973,470
Tiffany & Co.	18,500	1,763,050
TJX Cos., Inc. (The)(a)	111,400	8,809,512
Tractor Supply Co.	22,700	1,565,619
Ulta Beauty, Inc.*	10,000	2,852,300

		83,604,636

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	892,555	128,224,451
Hewlett Packard Enterprise Co.	283,466	6,718,144
HP, Inc.	286,966	5,130,952
NetApp, Inc.	46,700	1,954,395
Seagate Technology PLC(a)	50,400	2,314,872
Western Digital Corp.	49,568	4,090,847
Xerox Corp.	144,011	1,057,041

		149,490,702

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	48,200	1,992,106

Hanesbrands, Inc.(a)	65,200	1,353,552
Michael Kors Holdings Ltd.*	29,200	1,112,812
NIKE, Inc. (Class B Stock)	225,400	12,561,542
PVH Corp.	13,900	1,438,233
Ralph Lauren Corp.(a)	9,800	799,876
Under Armour, Inc. (Class A Stock)*(a)	31,200	617,136
Under Armour, Inc. (Class C Stock)*(a)	31,703	580,165
VF Corp.(a)	56,744	3,119,218

		23,574,640

Tobacco — 1.7%
Altria Group, Inc.	330,500	23,604,310
Philip Morris International, Inc.	263,800	29,783,020
Reynolds American, Inc.	140,484	8,853,302

		62,240,632

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	49,600	2,554,400
United Rentals, Inc.*	14,500	1,813,225
W.W. Grainger, Inc.(a)	9,400	2,187,944

		6,555,569

Water Utilities — 0.1%
American Water Works Co., Inc.	30,800	2,395,316

TOTAL COMMON STOCKS (cost $1,182,922,041)		3,449,072,728

EXCHANGE TRADED FUND — 0.1%
iShares Core S&P 500 ETF (cost $3,339,972)	14,000	3,321,780

TOTAL LONG-TERM INVESTMENTS (cost $1,186,262,013)		3,452,394,508

SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUNDS — 7.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	92,983,332	92,983,332
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $163,006,094; includes $162,865,738 of cash collateral for securities on loan)(b)(c)	163,001,211	163,033,811

TOTAL AFFILIATED MUTUAL FUNDS (cost $255,989,426)		256,017,143

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.731%, 06/15/17 (cost $5,391,921)(d)(e)	5,400	5,392,110

TOTAL SHORT-TERM INVESTMENTS (cost $261,381,347)		261,409,253

TOTAL INVESTMENTS — 104.5% (cost $1,447,643,360)	3,713,803,761
Liabilities in excess of other assets(f) — (4.5)%	(161,544,709)

NET ASSETS — 100.0%	$3,552,259,052

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,066,368; cash collateral of $162,865,738 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
40	S&P 500 E-Mini	Jun. 2017	$4,726,710	$4,718,400	$(8,310)
159	S&P 500 Index	Jun. 2017	94,098,508	93,778,200	(320,308)

					$(328,618)

A U.S. Treasury Obligation with a market value of $5,392,110 has been segregated with UBS AG to cover requirements for open future contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$77,258,676	$—	$—
Air Freight & Logistics	24,406,788	—	—
Airlines	20,405,949	—	—
Auto Components	6,717,330	—	—
Automobiles	17,807,017	—	—
Banks	222,864,289	—	—
Beverages	70,558,795	—	—
Biotechnology	98,398,559	—	—
Building Products	11,445,763	—	—
Capital Markets	98,259,054	—	—
Chemicals	73,356,997	—	—
Commercial Services & Supplies	10,637,731	—	—
Communications Equipment	37,025,342	—	—

Construction & Engineering	3,374,728	—	—
Construction Materials	5,116,092	—	—
Consumer Finance	27,248,047	—	—
Containers & Packaging	10,752,451	—	—
Distributors	3,887,119	—	—
Diversified Consumer Services	862,575	—	—
Diversified Financial Services	55,187,968	—	—
Diversified Telecommunication Services	82,300,161	—	—
Electric Utilities	68,925,404	—	—
Electrical Equipment	19,391,411	—	—
Electronic Equipment, Instruments & Components	13,391,532	—	—
Energy Equipment & Services	37,293,342	—	—
Equity Real Estate Investment Trusts (REITs)	99,602,007	—	—
Food & Staples Retailing	67,385,923	—	—
Food Products	53,236,503	—	—
Health Care Equipment & Supplies	90,038,001	—	—
Health Care Providers & Services	92,044,049	—	—
Health Care Technology	2,977,810	—	—
Hotels, Restaurants & Leisure	55,427,712	—	—
Household Durables	15,733,141	—	—
Household Products	63,273,229	—	—
Independent Power & Renewable Electricity Producers	2,249,682	—	—
Industrial Conglomerates	83,408,114	—	—
Insurance	85,279,028	—	—
Internet & Direct Marketing Retail	88,919,184	—	—
Internet Software & Services	157,436,313	—	—
IT Services	127,482,130	—	—
Leisure Products	3,427,178	—	—
Life Sciences Tools & Services	22,775,317	—	—
Machinery	51,854,284	—	—
Media	111,598,388	—	—
Metals & Mining	9,280,067	—	—
Multi-Utilities	36,620,081	—	—
Multiline Retail	15,142,734	—	—
Oil, Gas & Consumable Fuels	190,101,309	—	—
Personal Products	4,670,021	—	—
Pharmaceuticals	174,881,232	—	—
Professional Services	9,093,411	—	—
Real Estate Management & Development	1,816,038	—	—
Road & Rail	31,214,451	—	—
Semiconductors & Semiconductor Equipment	118,043,505	—	—
Software	159,327,271	—	—
Specialty Retail	83,604,636	—	—
Technology Hardware, Storage & Peripherals	149,490,702	—	—
Textiles, Apparel & Luxury Goods	23,574,640	—	—
Tobacco	62,240,632	—	—
Trading Companies & Distributors	6,555,569	—	—
Water Utilities	2,395,316	—	—
Exchange Traded Fund	3,321,780	—	—
Affiliated Mutual Funds	256,017,143	—	—
U.S. Treasury Obligation	—	5,392,110	—
Other Financial Instruments*
Futures Contracts	(328,618)	—	—

Total	$3,708,083,033	$5,392,110	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 03/31/2017
Equity contracts	$(328,618)

Value Portfolio

Schedule of Investments

as of March 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace & Defense — 3.5%
Boeing Co. (The)	119,974	$21,218,602
United Technologies Corp.	253,707	28,468,462

		49,687,064

Banks — 14.8%
Bank of America Corp.	1,764,722	41,629,792
BB&T Corp.	510,224	22,807,013
Citigroup, Inc.	523,704	31,327,973
JPMorgan Chase & Co.	706,919	62,095,765
PNC Financial Services Group, Inc. (The)	230,685	27,737,564
Wells Fargo & Co.	429,728	23,918,661

		209,516,768

Biotechnology — 1.1%
Shire PLC, ADR	91,198	15,889,428

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	141,483	32,501,475

Chemicals — 3.1%
Dow Chemical Co. (The)	345,133	21,929,751
FMC Corp.	319,151	22,209,718

		44,139,469

Communications Equipment — 2.4%
Brocade Communications Systems, Inc.	1,159,522	14,470,835
Cisco Systems, Inc.	584,094	19,742,377

		34,213,212

Consumer Finance — 3.6%
Capital One Financial Corp.	301,782	26,152,428
SLM Corp.*	2,015,294	24,385,057

		50,537,485

Electric Utilities — 3.8%
Exelon Corp.	567,262	20,410,087
PG&E Corp.	491,263	32,600,212

		53,010,299

Electrical Equipment — 1.4%
Eaton Corp. PLC	264,951	19,646,117

Electronic Equipment, Instruments & Components — 1.7%
Flex Ltd.*	1,414,309	23,760,391

Energy Equipment & Services — 1.9%
Halliburton Co.	533,296	26,243,496

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	156,012	18,961,698

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	306,505	22,092,880

Food Products — 2.7%
Conagra Brands, Inc.	584,369	23,573,445
Mondelez International, Inc. (Class A Stock)	350,309	15,091,312

		38,664,757

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings, Inc.	177,034	21,617,622

Health Care Providers & Services — 3.1%
Cigna Corp.	153,466	22,481,234
Laboratory Corp. of America Holdings*	148,159	21,256,372

		43,737,606

Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.	329,803	19,428,695
Hyatt Hotels Corp. (Class A Stock)*(a)	357,063	19,274,261
McDonald’s Corp.	108,174	14,020,432

		52,723,388

Household Products — 2.4%
Procter & Gamble Co. (The)	371,795	33,405,781

Industrial Conglomerates — 1.6%
General Electric Co.	757,390	22,570,222

Insurance — 3.6%
Chubb Ltd.	200,066	27,258,993
MetLife, Inc.	452,342	23,892,704

		51,151,697

Internet Software & Services — 3.5%
Alphabet, Inc. (Class A Stock)*	35,480	30,079,944
eBay, Inc.*	570,631	19,156,083

		49,236,027

IT Services — 0.9%
Computer Sciences Corp.	185,374	12,792,660

Media — 5.3%
Comcast Corp. (Class A Stock)	800,154	30,077,789
Liberty Global PLC (United Kingdom) (Series C)*	313,949	11,000,773
Twenty-First Century Fox, Inc. (Class A Stock)	493,170	15,973,776
Viacom, Inc. (Class B Stock)	373,233	17,400,123

		74,452,461

Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	284,081	17,613,022
Chevron Corp.	273,236	29,337,349
Hess Corp.(a)	259,537	12,512,279
Noble Energy, Inc.(a)	392,352	13,473,368
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	548,051	28,898,729
Suncor Energy, Inc. (Canada)	659,542	20,280,916

		122,115,663

Pharmaceuticals — 6.8%
Allergan PLC	86,141	20,580,808
Eli Lilly & Co.	146,838	12,350,544
Merck & Co., Inc.	504,010	32,024,795
Pfizer, Inc.	889,466	30,428,632

		95,384,779

Road & Rail — 2.3%
Ryder System, Inc.	162,588	12,265,639
Union Pacific Corp.	195,950	20,755,024

		33,020,663

Semiconductors & Semiconductor Equipment — 1.6%
Texas Instruments, Inc.	273,571	22,038,880

Software — 3.5%
Microsoft Corp.	442,885	29,168,406
PTC, Inc.*	398,397	20,935,762

		50,104,168

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	157,435	22,617,112

Textiles, Apparel & Luxury Goods — 1.6%
Coach, Inc.	538,330	22,249,179

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR(a)	494,880	13,079,678

TOTAL LONG-TERM INVESTMENTS (cost $997,345,518)		1,381,162,125

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	29,280,444	29,280,444
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $55,031,449; includes $54,984,800 of cash collateral for securities on loan)(b)(c)	55,020,451	55,031,455

TOTAL SHORT-TERM INVESTMENTS (cost $84,311,893)		84,311,899

TOTAL INVESTMENTS — 103.7% (cost $1,081,657,411)		1,465,474,024
Liabilities in excess of other assets — (3.7)%		(52,660,887)

NET ASSETS — 100.0%		$1,412,813,137

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,801,952; cash collateral of $54,984,800 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$49,687,064	$—	$—
Banks	209,516,768	—	—
Biotechnology	15,889,428	—	—
Capital Markets	32,501,475	—	—
Chemicals	44,139,469	—	—
Communications Equipment	34,213,212	—	—
Consumer Finance	50,537,485	—	—
Electric Utilities	53,010,299	—	—
Electrical Equipment	19,646,117	—	—
Electronic Equipment, Instruments & Components	23,760,391	—	—
Energy Equipment & Services	26,243,496	—	—
Equity Real Estate Investment Trusts (REITs)	18,961,698	—	—
Food & Staples Retailing	22,092,880	—	—
Food Products	38,664,757	—	—
Health Care Equipment & Supplies	21,617,622	—	—
Health Care Providers & Services	43,737,606	—	—
Hotels, Restaurants & Leisure	52,723,388	—	—
Household Products	33,405,781	—	—
Industrial Conglomerates	22,570,222	—	—
Insurance	51,151,697	—	—
Internet Software & Services	49,236,027	—	—
IT Services	12,792,660	—	—
Media	74,452,461	—	—
Oil, Gas & Consumable Fuels	122,115,663	—	—
Pharmaceuticals	95,384,779	—	—
Road & Rail	33,020,663	—	—
Semiconductors & Semiconductor Equipment	22,038,880	—	—
Software	50,104,168	—	—
Technology Hardware, Storage & Peripherals	22,617,112	—	—
Textiles, Apparel & Luxury Goods	22,249,179	—	—
Wireless Telecommunication Services	13,079,678	—	—
Affiliated Mutual Funds	84,311,899	—	—

Total	$1,465,474,024	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Schedule of Investments

As of March 31, 2017

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
ZAR	South African Rand

Index
CDX	Credit Derivative Index

Other
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note

GO	General Obligation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investmemt Conduit Security
RSP	Non-Voting Shares
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United Stated Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued using the market approach at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank Loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

The Government Money Market Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Portfolios may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments.

Each Portfolio may invest up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 18, 2017

*	Print the name and title of each signing officer under his or her signature.